UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Select Portfolios®
Consumer Discretionary Sector

Select Automotive Portfolio

Select Construction and Housing Portfolio

Select Consumer Discretionary Portfolio

Select Leisure Portfolio

Select Multimedia Portfolio

Select Retailing Portfolio

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Consumer Discretionary Sector
Automotive	<Click Here>
Construction and Housing	<Click Here>
Consumer Discretionary	<Click Here>
Leisure	<Click Here>
Multimedia	<Click Here>
Retailing	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Automotive Portfolio	1.04%
Actual		$ 1,000.00	$ 2,757.00	$ 9.85
Hypothetical A		$ 1,000.00	$ 1,019.96	$ 5.30
Construction and Housing Portfolio	1.04%
Actual		$ 1,000.00	$ 1,582.10	$ 6.77
Hypothetical A		$ 1,000.00	$ 1,019.96	$ 5.30
Consumer Discretionary Portfolio	1.15%
Actual		$ 1,000.00	$ 1,436.30	$ 7.06
Hypothetical A		$ 1,000.00	$ 1,019.41	$ 5.85
Leisure Portfolio	.98%
Actual		$ 1,000.00	$ 1,344.60	$ 5.79
Hypothetical A		$ 1,000.00	$ 1,020.27	$ 4.99
Multimedia Portfolio	1.13%
Actual		$ 1,000.00	$ 1,565.90	$ 7.31
Hypothetical A		$ 1,000.00	$ 1,019.51	$ 5.75
Retailing Portfolio	1.00%
Actual		$ 1,000.00	$ 1,518.90	$ 6.35
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Automotive Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson Controls, Inc.	20.4	24.0
BorgWarner, Inc.	8.2	7.1
Autoliv, Inc.	7.7	4.5
TRW Automotive Holdings Corp.	5.1	0.0
Sonic Automotive, Inc. Class A (sub. vtg.)	4.8	0.0
Asbury Automotive Group, Inc.	4.5	0.0
Gentex Corp.	4.4	7.6
The Goodyear Tire & Rubber Co.	4.2	3.7
Harley-Davidson, Inc.	3.8	9.2
Group 1 Automotive, Inc.	3.5	0.0
	66.6
Top Industries (% of fund's net assets)
As of August 31, 2009
Auto Components	64.3%
Specialty Retail	17.2%
Automobiles	8.8%
Road & Rail	4.6%
Machinery	3.5%
All Others*	1.6%

As of February 28, 2009
Auto Components	63.8%
Automobiles	27.2%
Machinery	1.3%
Distributors	0.7%
Electrical Equipment	0.5%
All Others*	6.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Automotive Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.7%
	Shares	Value
AUTO COMPONENTS - 64.3%
Auto Parts & Equipment - 58.9%
ArvinMeritor, Inc.	226,800	$ 1,657,908
Autoliv, Inc.	370,100	11,869,107
BorgWarner, Inc.	425,400	12,621,618
Dana Holding Corp. (a)	88,325	461,940
Exide Technologies (a)	442,800	3,148,308
Federal-Mogul Corp. Class A (a)	409,600	5,152,768
Fuel Systems Solutions, Inc. (a)(c)	7,800	261,456
Gentex Corp.	469,300	6,847,087
GKN PLC	1,343,506	2,388,526
Johnson Controls, Inc.	1,270,070	31,459,633
Magna International, Inc. Class A (sub. vtg.)	23,700	1,073,927
Tenneco, Inc. (a)	321,680	5,050,376
TRW Automotive Holdings Corp. (a)	446,200	7,875,430
WABCO Holdings, Inc.	60,900	1,161,363
		91,029,447
Tires & Rubber - 5.4%
Cooper Tire & Rubber Co.	136,000	1,942,080
The Goodyear Tire & Rubber Co. (a)	391,826	6,461,211
		8,403,291
TOTAL AUTO COMPONENTS		99,432,738
AUTOMOBILES - 8.8%
Automobile Manufacturers - 5.0%
Bayerische Motoren Werke AG (BMW)	47,512	2,164,448
Daimler AG	30,100	1,359,316
Ford Motor Co. (a)	149,161	1,133,624
Renault SA (a)	8,600	387,156
Thor Industries, Inc.	77,400	2,016,270
Winnebago Industries, Inc.	59,500	719,950
		7,780,764
Motorcycle Manufacturers - 3.8%
Harley-Davidson, Inc. (c)	244,400	5,860,712
TOTAL AUTOMOBILES		13,641,476
HOUSEHOLD DURABLES - 2.3%
Consumer Electronics - 2.3%
Harman International Industries, Inc.	115,900	3,475,841
MACHINERY - 3.5%
Construction & Farm Machinery & Heavy Trucks - 3.5%
Cummins, Inc.	20,000	906,400

	Shares	Value
Navistar International Corp. (a)	84,000	$ 3,632,160
Oshkosh Co.	23,500	789,600
		5,328,160
ROAD & RAIL - 4.6%
Trucking - 4.6%
Avis Budget Group, Inc. (a)	506,600	4,929,218
Hertz Global Holdings, Inc. (a)(c)	226,400	2,245,888
		7,175,106
SPECIALTY RETAIL - 17.2%
Automotive Retail - 17.2%
Asbury Automotive Group, Inc.	554,226	6,927,825
Group 1 Automotive, Inc.	192,500	5,422,725
Lithia Motors, Inc. Class A (sub. vtg.)	303,300	3,885,273
Penske Automotive Group, Inc.	167,300	2,959,537
Sonic Automotive, Inc. Class A (sub. vtg.) (c)	578,300	7,413,806
		26,609,166
TOTAL COMMON STOCKS (Cost $145,275,628)		155,662,487
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.33% (d)	2,319,060	2,319,060
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	10,639,600	10,639,600
TOTAL MONEY MARKET FUNDS (Cost $12,958,660)		12,958,660
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $158,234,288)	168,621,147
NET OTHER ASSETS - (9.1)%	(14,065,594)
NET ASSETS - 100%	$ 154,555,553
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,246
Fidelity Securities Lending Cash Central Fund	21,891
Total	$ 27,137
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $8,962,656 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $2,275,857 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,290,372) - See accompanying schedule: Unaffiliated issuers (cost $145,275,628)	$ 155,662,487
Fidelity Central Funds (cost $12,958,660)	12,958,660
Total Investments (cost $158,234,288)		$ 168,621,147
Receivable for investments sold		1,615,957
Receivable for fund shares sold		826,313
Dividends receivable		17,981
Distributions receivable from Fidelity Central Funds		5,625
Prepaid expenses		33
Other receivables		8,762
Total assets		171,095,818

Liabilities
Payable for fund shares redeemed	$ 5,778,633
Accrued management fee	76,650
Other affiliated payables	26,526
Other payables and accrued expenses	18,856
Collateral on securities loaned, at value	10,639,600
Total liabilities		16,540,265

Net Assets		$ 154,555,553
Net Assets consist of:
Paid in capital		$ 154,424,350
Accumulated net investment loss		(77,548)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,177,652)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,386,403
Net Assets, for 5,589,359 shares outstanding		$ 154,555,553
Net Asset Value, offering price and redemption price per share ($154,555,553 ÷ 5,589,359 shares)		$ 27.65

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 197,040
Interest		7
Income from Fidelity Central Funds (including $21,891 from security lending)		27,137
Total income		224,184

Expenses
Management fee	$ 162,167
Transfer agent fees	75,538
Accounting and security lending fees	11,641
Custodian fees and expenses	10,690
Independent trustees' compensation	153
Registration fees	22,007
Audit	17,610
Legal	32
Miscellaneous	162
Total expenses before reductions	300,000
Expense reductions	(1,410)	298,590
Net investment income (loss)		(74,406)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,188,286
Foreign currency transactions	440
Total net realized gain (loss)		3,188,726
Change in net unrealized appreciation (depreciation) on: Investment securities	26,598,967
Assets and liabilities in foreign currencies	200
Total change in net unrealized appreciation (depreciation)		26,599,167
Net gain (loss)		29,787,893
Net increase (decrease) in net assets resulting from operations		$ 29,713,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Automotive Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (74,406)	$ 255,828
Net realized gain (loss)	3,188,726	(6,816,202)
Change in net unrealized appreciation (depreciation)	26,599,167	(7,681,859)
Net increase (decrease) in net assets resulting from operations	29,713,487	(14,242,233)
Distributions to shareholders from net investment income	(69,440)	(188,395)
Distributions to shareholders from net realized gain	-	(6,728)
Total distributions	(69,440)	(195,123)
Share transactions Proceeds from sales of shares	148,930,749	14,431,650
Reinvestment of distributions	67,208	185,758
Cost of shares redeemed	(31,705,392)	(18,426,076)
Net increase (decrease) in net assets resulting from share transactions	117,292,565	(3,808,668)
Redemption fees	37,909	4,272
Total increase (decrease) in net assets	146,974,521	(18,241,752)

Net Assets
Beginning of period	7,581,032	25,822,784
End of period (including accumulated net investment loss of $77,548 and undistributed net investment income of $66,298, respectively)	$ 154,555,553	$ 7,581,032
Other Information Shares
Sold	6,160,623	682,736
Issued in reinvestment of distributions	3,926	12,936
Redeemed	(1,328,353)	(696,837)
Net increase (decrease)	4,836,196	(1,165)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 34.23	$ 40.24	$ 34.35	$ 34.10	$ 32.36
Income from Investment Operations
Net investment income (loss) E	(.03)	.42	.18	.06	.06	(.11)
Net realized and unrealized gain (loss)	17.66	(24.30)	(4.98)	5.85	.21	1.81
Total from investment operations	17.63	(23.88)	(4.80)	5.91	.27	1.70
Distributions from net investment income	(.07)	(.28)	(.13)	(.06)	(.07)	-
Distributions from net realized gain	-	(.01)	(1.11)	-	-	-
Total distributions	(.07)	(.29)	(1.24)	(.06)	(.07)	-
Redemption fees added to paid in capital E	.02	.01	.03	.04	.05	.04
Net asset value, end of period	$ 27.65	$ 10.07	$ 34.23	$ 40.24	$ 34.35	$ 34.10
Total Return B, C, D	175.70%	(69.99)%	(12.11)%	17.33%	.94%	5.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.47%	1.19%	1.58%	1.59%	1.64%
Expenses net of fee waivers, if any	1.04% A	1.15%	1.15%	1.22%	1.25%	1.58%
Expenses net of all reductions	1.04% A	1.15%	1.15%	1.21%	1.19%	1.56%
Net investment income (loss)	(.26)% A	1.73%	.44%	.16%	.17%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,556	$ 7,581	$ 25,823	$ 47,708	$ 15,361	$ 16,954
Portfolio turnover rate G	70% A	156%	258%	256%	206%	188%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Construction and Housing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	19.9	23.1
Lowe's Companies, Inc.	16.8	19.4
Vulcan Materials Co.	4.0	1.3
Fluor Corp.	3.1	1.8
Equity Residential (SBI)	2.7	3.1
Toll Brothers, Inc.	2.7	1.8
Pulte Homes, Inc.	2.5	2.4
Sherwin-Williams Co.	2.5	3.9
Foster Wheeler AG	2.5	2.2
KB Home	2.4	1.3
	59.1
Top Industries (% of fund's net assets)
As of August 31, 2009
Specialty Retail	41.5%
Construction & Engineering	16.2%
Household Durables	14.8%
Real Estate Investment Trusts	11.6%
Construction Materials	5.4%
All Others*	10.5%

As of February 28, 2009
Specialty Retail	46.4%
Construction & Engineering	15.9%
Household Durables	14.8%
Real Estate Investment Trusts	10.9%
Building Products	3.2%
All Others*	8.8%

* Includes short-term investments and net other assets.

Semiannual Report

Select Construction and Housing Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BUILDING PRODUCTS - 3.9%
Building Products - 3.9%
Masco Corp.	228,100	$ 3,302,888
Owens Corning (a)	94,500	2,111,130
		5,414,018
COMMERCIAL BANKS - 0.6%
Diversified Banks - 0.6%
Wells Fargo & Co.	28,000	770,560
CONSTRUCTION & ENGINEERING - 16.2%
Construction & Engineering - 16.2%
AECOM Technology Corp. (a)	8,000	219,280
Chicago Bridge & Iron Co. NV (NY Shares)	19,400	305,356
EMCOR Group, Inc. (a)	45,400	1,051,918
Fluor Corp.	80,900	4,279,610
Foster Wheeler AG (a)	119,300	3,453,735
Granite Construction, Inc.	12,600	404,460
Jacobs Engineering Group, Inc. (a)	73,200	3,219,336
KBR, Inc.	146,000	3,306,900
Orion Marine Group, Inc. (a)	45,600	932,520
Quanta Services, Inc. (a)	68,875	1,523,515
Shaw Group, Inc. (a)	27,200	797,776
Sterling Construction Co., Inc. (a)	27,872	448,739
Tutor Perini Corp. (a)	50,700	994,734
URS Corp. (a)	36,871	1,593,933
		22,531,812
CONSTRUCTION MATERIALS - 5.4%
Construction Materials - 5.4%
Eagle Materials, Inc.	16,700	439,711
Martin Marietta Materials, Inc.	11,900	1,042,202
Texas Industries, Inc.	10,900	433,384
Vulcan Materials Co. (c)	110,400	5,524,416
		7,439,713
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Health Care Facilities - 1.0%
Emeritus Corp. (a)	78,500	1,415,355
HOUSEHOLD DURABLES - 14.8%
Homebuilding - 14.8%
D.R. Horton, Inc.	177,993	2,386,886
KB Home (c)	182,600	3,325,146
Lennar Corp. Class A	192,100	2,910,315
M.D.C. Holdings, Inc.	14,500	543,170
M/I Homes, Inc. (a)	61,800	977,676
Meritage Homes Corp. (a)	16,600	372,006
NVR, Inc. (a)	1,650	1,114,163
Pulte Homes, Inc.	272,783	3,486,167
Ryland Group, Inc.	56,130	1,286,500

	Shares	Value
Standard Pacific Corp. (a)	134,000	$ 486,420
Toll Brothers, Inc. (a)	162,684	3,699,434
		20,587,883
INDUSTRIAL CONGLOMERATES - 0.8%
Industrial Conglomerates - 0.8%
McDermott International, Inc. (a)	46,300	1,100,088
REAL ESTATE INVESTMENT TRUSTS - 11.6%
Residential REITs - 9.5%
Apartment Investment & Management Co. Class A	83,371	1,014,625
AvalonBay Communities, Inc.	31,719	2,043,655
BRE Properties, Inc.	7,000	197,890
Camden Property Trust (SBI)	57,100	2,095,570
Equity Residential (SBI)	139,600	3,812,476
Essex Property Trust, Inc.	29,900	2,230,839
Home Properties, Inc.	17,300	656,881
UDR, Inc.	93,338	1,193,793
		13,245,729
Retail REITs - 1.2%
CBL & Associates Properties, Inc.	98,500	922,945
Developers Diversified Realty Corp.	99,753	782,064
		1,705,009
Specialized REITs - 0.9%
U-Store-It Trust	185,000	1,196,950
TOTAL REAL ESTATE INVESTMENT TRUSTS		16,147,688
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
Diversified Real Estate Activities - 0.8%
Indiabulls Real Estate Ltd.	54,000	304,880
The St. Joe Co. (a)	25,800	846,240
		1,151,120
Real Estate Operating Companies - 0.9%
BR Malls Participacoes SA (a)	114,000	1,133,772
Forest City Enterprises, Inc. Class A	10,000	92,500
		1,226,272
Real Estate Services - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	61,200	724,608
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,102,000
SPECIALTY RETAIL - 41.5%
Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	74,600	2,706,488
Home Improvement Retail - 39.5%
Home Depot, Inc.	1,014,100	27,674,788
Lowe's Companies, Inc.	1,082,100	23,265,150
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - continued
Lumber Liquidators, Inc. (a)(c)	19,600	$ 431,200
Sherwin-Williams Co.	57,800	3,479,560
		54,850,698
TOTAL SPECIALTY RETAIL		57,557,186
TOTAL COMMON STOCKS (Cost $129,878,575)		136,066,303
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 0.33% (d)	3,581,987	3,581,987
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	7,461,600	7,461,600
TOTAL MONEY MARKET FUNDS (Cost $11,043,587)		11,043,587
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $140,922,162)		147,109,890
NET OTHER ASSETS - (6.0)%		(8,321,157)
NET ASSETS - 100%		$ 138,788,733
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,526
Fidelity Securities Lending Cash Central Fund	12,621
Total	$ 17,147
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $8,111,449 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $3,989,041 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,193,902) - See accompanying schedule: Unaffiliated issuers (cost $129,878,575)	$ 136,066,303
Fidelity Central Funds (cost $11,043,587)	11,043,587
Total Investments (cost $140,922,162)		$ 147,109,890
Receivable for fund shares sold		322,473
Dividends receivable		53,454
Distributions receivable from Fidelity Central Funds		2,090
Prepaid expenses		220
Other receivables		262
Total assets		147,488,389

Liabilities
Payable for investments purchased	$ 965,884
Payable for fund shares redeemed	144,230
Accrued management fee	62,885
Other affiliated payables	35,808
Other payables and accrued expenses	29,249
Collateral on securities loaned, at value	7,461,600
Total liabilities		8,699,656

Net Assets		$ 138,788,733
Net Assets consist of:
Paid in capital		$ 161,298,627
Undistributed net investment income		379,849
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,069,683)
Net unrealized appreciation (depreciation) on investments		6,179,940
Net Assets, for 4,874,111 shares outstanding		$ 138,788,733
Net Asset Value, offering price and redemption price per share ($138,788,733 ÷ 4,874,111 shares)		$ 28.47

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 875,684
Income from Fidelity Central Funds (including $12,621 from security lending)		17,147
Total income		892,831

Expenses
Management fee	$ 274,623
Transfer agent fees	161,930
Accounting and security lending fees	19,813
Custodian fees and expenses	9,470
Independent trustees' compensation	357
Registration fees	23,188
Audit	16,822
Legal	162
Miscellaneous	515
Total expenses before reductions	506,880
Expense reductions	(963)	505,917
Net investment income (loss)		386,914
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,144,840)
Foreign currency transactions	(2,002)
Total net realized gain (loss)		(13,146,842)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $7,788)	50,263,225
Assets and liabilities in foreign currencies	409
Total change in net unrealized appreciation (depreciation)		50,263,634
Net gain (loss)		37,116,792
Net increase (decrease) in net assets resulting from operations		$ 37,503,706

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Construction and Housing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 386,914	$ 933,523
Net realized gain (loss)	(13,146,842)	(14,835,320)
Change in net unrealized appreciation (depreciation)	50,263,634	(38,400,378)
Net increase (decrease) in net assets resulting from operations	37,503,706	(52,302,175)
Distributions to shareholders from net investment income	(69,074)	(984,426)
Distributions to shareholders from net realized gain	-	(2,251,733)
Total distributions	(69,074)	(3,236,159)
Share transactions Proceeds from sales of shares	63,464,092	123,225,729
Reinvestment of distributions	67,234	3,096,609
Cost of shares redeemed	(44,403,093)	(73,266,365)
Net increase (decrease) in net assets resulting from share transactions	19,128,233	53,055,973
Redemption fees	7,019	16,026
Total increase (decrease) in net assets	56,569,884	(2,466,335)

Net Assets
Beginning of period	82,218,849	84,685,184
End of period (including undistributed net investment income of $379,849 and undistributed net investment income of $62,009, respectively)	$ 138,788,733	$ 82,218,849
Other Information Shares
Sold	2,587,132	4,621,586
Issued in reinvestment of distributions	2,730	103,107
Redeemed	(2,279,923)	(2,712,351)
Net increase (decrease)	309,939	2,012,342

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 18.01	$ 33.19	$ 45.98	$ 49.42	$ 45.82	$ 36.04
Income from Investment Operations
Net investment income (loss) E	.10	.31	.26	.19	- J	.02
Net realized and unrealized gain (loss)	10.38	(14.35)	(8.49)	2.28	3.99	10.78
Total from investment operations	10.48	(14.04)	(8.23)	2.47	3.99	10.80
Distributions from net investment income	(.02)	(.30)	(.16)	(.05)	(.01)	-
Distributions from net realized gain	-	(.85)	(4.41)	(5.87)	(.42)	(1.06)
Total distributions	(.02)	(1.15)	(4.57)	(5.92)	(.43)	(1.06)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.04	.04
Net asset value, end of period	$ 28.47	$ 18.01	$ 33.19	$ 45.98	$ 49.42	$ 45.82
Total Return B, C, D	58.21%	(43.68)%	(18.11)%	5.41%	8.98%	30.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.03%	.98%	1.02%	1.05%	1.09%
Expenses net of fee waivers, if any	1.04% A	1.03%	.98%	1.02%	1.05%	1.09%
Expenses net of all reductions	1.04% A	1.02%	.97%	1.02%	1.01%	1.08%
Net investment income (loss)	.79% A	1.14%	.63%	.41%	- %	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,789	$ 82,219	$ 84,685	$ 163,981	$ 244,403	$ 239,205
Portfolio turnover rate G	91% A	85%	102%	54%	154%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Discretionary Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Lowe's Companies, Inc.	7.0	6.8
Target Corp.	6.7	6.5
The Walt Disney Co.	5.4	4.0
McDonald's Corp.	5.1	8.4
Comcast Corp. Class A	3.4	5.3
Staples, Inc.	3.2	3.6
Advance Auto Parts, Inc.	2.4	2.1
Amazon.com, Inc.	2.4	2.9
Home Depot, Inc.	2.1	4.2
Carnival Corp. unit	2.1	1.7
	39.8
Top Industries (% of fund's net assets)
As of August 31, 2009
Specialty Retail	22.9%
Media	21.7%
Hotels, Restaurants & Leisure	20.4%
Multiline Retail	6.9%
Household Durables	4.1%
All Others*	24.0%

As of February 28, 2009
Specialty Retail	24.8%
Media	22.8%
Hotels, Restaurants & Leisure	18.6%
Multiline Retail	7.2%
Textiles, Apparel & Luxury Goods	6.3%
All Others*	20.3%

* Includes short-term investments and net other assets.

Semiannual Report

Select Consumer Discretionary Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTO COMPONENTS - 2.9%
Auto Parts & Equipment - 2.9%
Autoliv, Inc.	4,200	$ 134,694
BorgWarner, Inc.	13,475	399,803
Johnson Controls, Inc.	45,500	1,127,035
		1,661,532
AUTOMOBILES - 2.6%
Automobile Manufacturers - 2.0%
Ford Motor Co. (a)	151,400	1,150,640
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc. (c)	13,700	328,526
TOTAL AUTOMOBILES		1,479,166
CONSUMER FINANCE - 0.5%
Consumer Finance - 0.5%
Capital One Financial Corp.	8,000	298,320
DISTRIBUTORS - 1.0%
Distributors - 1.0%
Li & Fung Ltd.	178,000	591,385
DIVERSIFIED CONSUMER SERVICES - 2.6%
Education Services - 2.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	5,300	343,546
DeVry, Inc.	5,400	275,940
Lincoln Educational Services Corp. (a)	2,900	64,322
Princeton Review, Inc. (a)	21,814	86,602
Strayer Education, Inc. (c)	2,300	485,530
		1,255,940
Specialized Consumer Services - 0.4%
Regis Corp.	16,000	258,880
TOTAL DIVERSIFIED CONSUMER SERVICES		1,514,820
FOOD & STAPLES RETAILING - 3.6%
Food Retail - 0.7%
Susser Holdings Corp. (a)	37,383	401,120
Hypermarkets & Super Centers - 2.9%
Costco Wholesale Corp.	22,800	1,162,344
Wal-Mart Stores, Inc.	10,600	539,222
		1,701,566
TOTAL FOOD & STAPLES RETAILING		2,102,686
HOTELS, RESTAURANTS & LEISURE - 20.4%
Casinos & Gaming - 5.2%
Ameristar Casinos, Inc.	12,700	210,947
Bally Technologies, Inc. (a)	9,900	400,257
International Game Technology	15,500	324,260
Las Vegas Sands Corp. unit	3,300	800,910
MGM Mirage, Inc. (a)	20,000	169,400

	Shares	Value
Penn National Gaming, Inc. (a)	17,700	$ 517,017
WMS Industries, Inc. (a)	14,000	592,620
		3,015,411
Hotels, Resorts & Cruise Lines - 4.6%
Carnival Corp. unit	41,600	1,216,800
Marriott International, Inc. Class A	14,406	344,303
Starwood Hotels & Resorts Worldwide, Inc.	13,500	402,030
Wyndham Worldwide Corp.	46,300	701,445
		2,664,578
Leisure Facilities - 0.1%
Vail Resorts, Inc. (a)	1,800	59,616
Restaurants - 10.5%
Burger King Holdings, Inc.	37,400	670,582
Darden Restaurants, Inc.	24,200	796,906
Jack in the Box, Inc. (a)	8,600	175,354
McDonald's Corp.	52,500	2,952,600
P.F. Chang's China Bistro, Inc. (a)(c)	7,200	229,752
Sonic Corp. (a)	12,590	143,904
Yum! Brands, Inc.	31,200	1,068,600
		6,037,698
TOTAL HOTELS, RESTAURANTS & LEISURE		11,777,303
HOUSEHOLD DURABLES - 4.1%
Home Furnishings - 0.7%
Mohawk Industries, Inc. (a)	7,800	390,936
Homebuilding - 2.0%
Lennar Corp. Class A	15,370	232,856
M.D.C. Holdings, Inc.	2,200	82,412
NVR, Inc. (a)	150	101,288
Pulte Homes, Inc.	40,430	516,695
Toll Brothers, Inc. (a)	9,200	209,208
		1,142,459
Household Appliances - 0.8%
Whirlpool Corp.	7,000	449,470
Housewares & Specialties - 0.6%
Newell Rubbermaid, Inc.	26,600	370,272
TOTAL HOUSEHOLD DURABLES		2,353,137
INTERNET & CATALOG RETAIL - 3.0%
Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	38,000	364,040
Internet Retail - 2.4%
Amazon.com, Inc. (a)	16,800	1,363,992
TOTAL INTERNET & CATALOG RETAIL		1,728,032
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	1,778	$ 820,849
Tencent Holdings Ltd.	17,000	252,901
		1,073,750
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
Hasbro, Inc.	14,800	420,172
MEDIA - 21.7%
Advertising - 2.1%
Interpublic Group of Companies, Inc. (a)	122,000	767,380
Lamar Advertising Co. Class A (a)	18,600	425,754
		1,193,134
Cable & Satellite - 8.4%
Comcast Corp. Class A	129,650	1,986,238
DISH Network Corp. Class A (a)	16,600	270,746
Liberty Media Corp. Entertainment Series A (a)	22,400	624,736
The DIRECTV Group, Inc. (a)(c)	25,900	641,284
Time Warner Cable, Inc.	29,647	1,094,567
Virgin Media, Inc.	22,000	251,460
		4,869,031
Movies & Entertainment - 10.6%
DreamWorks Animation SKG, Inc. Class A (a)	4,583	154,722
News Corp.:
Class A	52,400	561,728
Class B (c)	23,600	298,304
The Walt Disney Co.	120,200	3,130,008
Time Warner, Inc.	31,599	881,928
Viacom, Inc. Class B (non-vtg.) (a)	43,400	1,086,736
		6,113,426
Publishing - 0.6%
McGraw-Hill Companies, Inc.	10,400	349,544
TOTAL MEDIA		12,525,135
MULTILINE RETAIL - 6.9%
General Merchandise Stores - 6.9%
Dollar Tree, Inc. (a)	2,400	119,856
Target Corp.	82,300	3,868,100
		3,987,956
SOFTWARE - 0.2%
Application Software - 0.2%
Blackboard, Inc. (a)	3,100	106,671

	Shares	Value
SPECIALTY RETAIL - 22.9%
Apparel Retail - 4.0%
Citi Trends, Inc. (a)	16,052	$ 357,799
Gymboree Corp. (a)	11,600	519,564
Ross Stores, Inc.	15,400	718,256
TJX Companies, Inc.	4,200	150,990
Urban Outfitters, Inc. (a)	14,900	423,607
Zumiez, Inc. (a)	13,292	168,011
		2,338,227
Automotive Retail - 3.2%
Advance Auto Parts, Inc.	32,300	1,366,290
AutoZone, Inc. (a)	2,600	382,850
Monro Muffler Brake, Inc.	5,100	131,478
		1,880,618
Computer & Electronics Retail - 1.1%
Gamestop Corp. Class A (a)	13,400	318,920
RadioShack Corp.	19,900	301,087
		620,007
Home Improvement Retail - 10.1%
Home Depot, Inc.	44,650	1,218,499
Lowe's Companies, Inc.	186,300	4,005,449
Lumber Liquidators, Inc. (a)(c)	26,900	591,800
		5,815,748
Specialty Stores - 4.5%
Office Depot, Inc. (a)	33,100	172,782
PetSmart, Inc.	8,100	169,371
Sally Beauty Holdings, Inc. (a)	15,338	109,053
Staples, Inc.	86,150	1,861,702
Tiffany & Co., Inc.	3,000	109,140
Zale Corp. (a)	29,200	189,216
		2,611,264
TOTAL SPECIALTY RETAIL		13,265,864
TEXTILES, APPAREL & LUXURY GOODS - 3.7%
Apparel, Accessories & Luxury Goods - 0.5%
Coach, Inc.	7,900	223,491
Hanesbrands, Inc. (a)	3,600	75,816
		299,307
Footwear - 3.2%
Deckers Outdoor Corp. (a)	4,600	314,180
Iconix Brand Group, Inc. (a)	27,703	475,938
NIKE, Inc. Class B	19,300	1,069,027
		1,859,145
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,158,452
TOTAL COMMON STOCKS (Cost $55,780,728)		57,044,381
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	1,959,726	$ 1,959,726
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	2,418,050	2,418,050
TOTAL MONEY MARKET FUNDS (Cost $4,377,776)		4,377,776
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $60,158,504)		61,422,157
NET OTHER ASSETS - (6.2)%		(3,609,303)
NET ASSETS - 100%		$ 57,812,854
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,576
Fidelity Securities Lending Cash Central Fund	2,905
Total	$ 5,481
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,462,954	$ 52,662,044	$ 800,910	$ -
Consumer Staples	2,102,686	2,102,686	-	-
Financials	298,320	298,320	-	-
Information Technology	1,180,421	1,180,421	-	-
Money Market Funds	4,377,776	4,377,776	-	-
Total Investments in Securities:	$ 61,422,157	$ 60,621,247	$ 800,910	$ -
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $2,598,465 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $2,111,320 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,337,946) - See accompanying schedule: Unaffiliated issuers (cost $55,780,728)	$ 57,044,381
Fidelity Central Funds (cost $4,377,776)	4,377,776
Total Investments (cost $60,158,504)		$ 61,422,157
Receivable for investments sold		525,020
Receivable for fund shares sold		153,880
Dividends receivable		60,453
Distributions receivable from Fidelity Central Funds		740
Prepaid expenses		66
Total assets		62,162,316

Liabilities
Payable for investments purchased	$ 1,783,142
Payable for fund shares redeemed	81,947
Accrued management fee	31,108
Other affiliated payables	15,200
Other payables and accrued expenses	20,015
Collateral on securities loaned, at value	2,418,050
Total liabilities		4,349,462

Net Assets		$ 57,812,854
Net Assets consist of:
Paid in capital		$ 59,507,582
Undistributed net investment income		79,584
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,037,965)
Net unrealized appreciation (depreciation) on investments		1,263,653
Net Assets, for 3,450,491 shares outstanding		$ 57,812,854
Net Asset Value, offering price and redemption price per share ($57,812,854 ÷ 3,450,491 shares)		$ 16.75

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 308,803
Interest		37
Income from Fidelity Central Funds (including $2,905 from security lending)		5,481
Total income		314,321

Expenses
Management fee	$ 113,338
Transfer agent fees	67,591
Accounting and security lending fees	7,914
Custodian fees and expenses	12,990
Independent trustees' compensation	133
Registration fees	12,820
Audit	16,732
Legal	59
Miscellaneous	107
Total expenses before reductions	231,684
Expense reductions	(1,421)	230,263
Net investment income (loss)		84,058
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,275,668
Foreign currency transactions	164
Total net realized gain (loss)		2,275,832
Change in net unrealized appreciation (depreciation) on: Investment securities	10,267,148
Assets and liabilities in foreign currencies	(92)
Total change in net unrealized appreciation (depreciation)		10,267,056
Net gain (loss)		12,542,888
Net increase (decrease) in net assets resulting from operations		$ 12,626,946

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Discretionary Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,058	$ 140,639
Net realized gain (loss)	2,275,832	(4,819,818)
Change in net unrealized appreciation (depreciation)	10,267,056	(7,359,749)
Net increase (decrease) in net assets resulting from operations	12,626,946	(12,038,928)
Distributions to shareholders from net investment income	(23,201)	(120,743)
Distributions to shareholders from net realized gain	-	(12,281)
Total distributions	(23,201)	(133,024)
Share transactions Proceeds from sales of shares	31,428,285	23,110,904
Reinvestment of distributions	22,633	128,293
Cost of shares redeemed	(7,567,315)	(14,047,507)
Net increase (decrease) in net assets resulting from share transactions	23,883,603	9,191,690
Redemption fees	728	7,634
Total increase (decrease) in net assets	36,488,076	(2,972,628)

Net Assets
Beginning of period	21,324,778	24,297,406
End of period (including undistributed net investment income of $79,584 and undistributed net investment income of $18,727, respectively)	$ 57,812,854	$ 21,324,778
Other Information Shares
Sold	2,130,016	1,454,483
Issued in reinvestment of distributions	1,534	9,406
Redeemed	(508,439)	(870,086)
Net increase (decrease)	1,623,111	593,803

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 19.70	$ 26.85	$ 25.74	$ 24.23	$ 24.21
Income from Investment Operations
Net investment income (loss) E	.03	.10	.01	.11 H	(.03)	(.07)
Net realized and unrealized gain (loss)	5.06	(8.05)	(3.95)	3.15	1.80	1.05
Total from investment operations	5.09	(7.95)	(3.94)	3.26	1.77	.98
Distributions from net investment income	(.01)	(.08)	(.06)	-	-	-
Distributions from net realized gain	-	(.01)	(3.15)	(2.16)	(.26)	(.97)
Total distributions	(.01)	(.09)	(3.21)	(2.16)	(.26)	(.97)
Redemption fees added to paid in capital E	- K	.01	- K	.01	- K	.01
Net asset value, end of period	$ 16.75	$ 11.67	$ 19.70	$ 26.85	$ 25.74	$ 24.23
Total Return B, C, D	43.63%	(40.37)%	(16.15)%	12.99%	7.31%	4.18%
Ratios to Average Net Assets F, I
Expenses before reductions	1.15% A	1.19%	1.12%	1.14%	1.15%	1.23%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.12%	1.14%	1.15%	1.22%
Expenses net of all reductions	1.15% A	1.15%	1.12%	1.13%	1.13%	1.19%
Net investment income (loss)	.42% A	.62%	.03%	.43% H	(.11)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,813	$ 21,325	$ 24,297	$ 40,249	$ 49,682	$ 39,748
Portfolio turnover rate G	116% A	71%	108%	244%	71%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	24.6	24.2
Yum! Brands, Inc.	7.5	6.9
Carnival Corp. unit	6.1	6.0
Starbucks Corp.	4.7	2.2
Apollo Group, Inc. Class A (non-vtg.)	3.6	5.5
Wyndham Worldwide Corp.	3.6	0.0
Marriott International, Inc. Class A	3.4	2.6
Darden Restaurants, Inc.	3.3	4.4
WMS Industries, Inc.	3.0	2.4
Starwood Hotels & Resorts Worldwide, Inc.	2.9	1.4
	62.7
Top Industries (% of fund's net assets)
As of August 31, 2009
Hotels, Restaurants & Leisure	79.3%
Diversified Consumer Services	18.7%
Food Products	0.3%
Leisure Equipment & Products	0.3%
All Others*	1.4%

As of February 28, 2009
Hotels, Restaurants & Leisure	73.4%
Diversified Consumer Services	22.6%
Leisure Equipment & Products	2.9%
Food Products	0.3%
Specialty Retail	0.2%
All Others*	0.6%

* Includes short-term investments and net other assets.

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Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 18.7%
Education Services - 10.9%
American Public Education, Inc. (a)	100	$ 3,465
Apollo Group, Inc. Class A (non-vtg.) (a)	118,800	7,700,616
Capella Education Co. (a)	10,800	684,180
Career Education Corp. (a)	102,000	2,422,500
Corinthian Colleges, Inc. (a)	142	2,722
DeVry, Inc.	80,900	4,133,990
ITT Educational Services, Inc. (a)	33,200	3,485,668
Lincoln Educational Services Corp. (a)	35,700	791,826
Strayer Education, Inc. (c)	17,566	3,708,183
		22,933,150
Specialized Consumer Services - 7.8%
Brinks Home Security Holdings, Inc. (a)	58,500	1,829,295
Coinstar, Inc. (a)	44,300	1,462,343
H&R Block, Inc.	294,400	5,087,232
Hillenbrand, Inc.	82,683	1,655,314
Matthews International Corp. Class A	32,400	1,128,816
Regis Corp.	72,100	1,166,578
Service Corp. International	294,300	2,083,644
Sotheby's Class A (ltd. vtg.)	23,601	374,312
Steiner Leisure Ltd. (a)	39,430	1,309,865
Stewart Enterprises, Inc. Class A	90,642	481,309
		16,578,708
TOTAL DIVERSIFIED CONSUMER SERVICES		39,511,858
FOOD PRODUCTS - 0.3%
Packaged Foods & Meats - 0.3%
TreeHouse Foods, Inc. (a)	17,368	643,484
HOTELS, RESTAURANTS & LEISURE - 79.3%
Casinos & Gaming - 11.8%
Ameristar Casinos, Inc.	83,500	1,386,935
Bally Technologies, Inc. (a)	76,100	3,076,723
International Game Technology	189,800	3,970,616
Las Vegas Sands Corp. (a)(c)	255,800	3,647,708
Las Vegas Sands Corp. unit	11,700	2,839,590
Penn National Gaming, Inc. (a)	95,400	2,786,634
WMS Industries, Inc. (a)	148,400	6,281,772
Wynn Resorts Ltd. (a)	16,300	882,319
		24,872,297
Hotels, Resorts & Cruise Lines - 16.0%
Carnival Corp. unit	444,600	13,004,550
Marriott International, Inc. Class A	301,075	7,195,693
Orient Express Hotels Ltd. Class A	800	7,968
Royal Caribbean Cruises Ltd.	120	2,290
Starwood Hotels & Resorts Worldwide, Inc.	205,200	6,110,856
Wyndham Worldwide Corp.	501,300	7,594,695
		33,916,052
Leisure Facilities - 1.3%
International Speedway Corp. Class A	116	3,226

	Shares	Value
Life Time Fitness, Inc. (a)	800	$ 24,896
Vail Resorts, Inc. (a)	83,599	2,768,799
		2,796,921
Restaurants - 50.2%
Brinker International, Inc.	15,000	218,400
Buffalo Wild Wings, Inc. (a)(c)	78,161	3,222,578
Burger King Holdings, Inc.	220,600	3,955,358
Chipotle Mexican Grill, Inc.:
Class A (a)	1	84
Class B (a)	56,509	4,202,009
Darden Restaurants, Inc.	211,200	6,954,816
Domino's Pizza, Inc. (a)	200	1,618
Jack in the Box, Inc. (a)	192,922	3,933,680
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	4,752	261
McDonald's Corp.	925,300	52,038,869
Panera Bread Co. Class A (a)	50	2,611
Papa John's International, Inc. (a)	58,930	1,374,837
Red Robin Gourmet Burgers, Inc. (a)	47,600	917,728
Sonic Corp. (a)	100	1,143
Starbucks Corp. (a)	520,200	9,878,598
Tim Hortons, Inc.	132,900	3,754,425
Wendy's/Arby's Group, Inc.	775	3,906
Yum! Brands, Inc.	462,700	15,847,475
		106,308,396
TOTAL HOTELS, RESTAURANTS & LEISURE		167,893,666
LEISURE EQUIPMENT & PRODUCTS - 0.3%
Leisure Products - 0.3%
Hasbro, Inc.	20,600	584,834
RC2 Corp. (a)	30	471
		585,305
TOTAL COMMON STOCKS (Cost $191,457,190)		208,634,313
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.33% (d)	1,776,621	1,776,621
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	9,596,425	9,596,425
TOTAL MONEY MARKET FUNDS (Cost $11,373,046)		11,373,046
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $202,830,236)		220,007,359
NET OTHER ASSETS - (4.0)%		(8,474,090)
NET ASSETS - 100%		$ 211,533,269
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,141
Fidelity Securities Lending Cash Central Fund	50,605
Total	$ 56,746
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 207,990,829	$ 205,151,239	$ 2,839,590	$ -
Consumer Staples	643,484	643,484	-	-
Money Market Funds	11,373,046	11,373,046	-	-
Total Investments in Securities:	$ 220,007,359	$ 217,167,769	$ 2,839,590	$ -
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $29,605,284 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $8,855,209 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,109,642) - See accompanying schedule: Unaffiliated issuers (cost $191,457,190)	$ 208,634,313
Fidelity Central Funds (cost $11,373,046)	11,373,046
Total Investments (cost $202,830,236)		$ 220,007,359
Cash		20,874
Receivable for investments sold		803,693
Receivable for fund shares sold		330,253
Dividends receivable		512,477
Distributions receivable from Fidelity Central Funds		3,984
Prepaid expenses		438
Other receivables		133
Total assets		221,679,211

Liabilities
Payable for fund shares redeemed	$ 374,753
Accrued management fee	98,914
Other affiliated payables	57,923
Other payables and accrued expenses	17,927
Collateral on securities loaned, at value	9,596,425
Total liabilities		10,145,942

Net Assets		$ 211,533,269
Net Assets consist of:
Paid in capital		$ 221,524,167
Undistributed net investment income		707,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,875,491)
Net unrealized appreciation (depreciation) on investments		17,177,123
Net Assets, for 3,409,168 shares outstanding		$ 211,533,269
Net Asset Value, offering price and redemption price per share ($211,533,269 ÷ 3,409,168 shares)		$ 62.05

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,597,173
Interest		151
Income from Fidelity Central Funds (including $50,605 from security lending)		56,746
Total income		1,654,070

Expenses
Management fee	$ 540,829
Transfer agent fees	313,011
Accounting and security lending fees	38,189
Custodian fees and expenses	5,540
Independent trustees' compensation	740
Registration fees	19,717
Audit	17,245
Legal	335
Miscellaneous	1,156
Total expenses before reductions	936,762
Expense reductions	(155)	936,607
Net investment income (loss)		717,463
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,503,479
Foreign currency transactions	(439)
Total net realized gain (loss)		15,503,040
Change in net unrealized appreciation (depreciation) on: Investment securities	38,283,119
Assets and liabilities in foreign currencies	412
Total change in net unrealized appreciation (depreciation)		38,283,531
Net gain (loss)		53,786,571
Net increase (decrease) in net assets resulting from operations		$ 54,504,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 717,463	$ 1,720,117
Net realized gain (loss)	15,503,040	(41,985,782)
Change in net unrealized appreciation (depreciation)	38,283,531	(24,338,216)
Net increase (decrease) in net assets resulting from operations	54,504,034	(64,603,881)
Distributions to shareholders from net investment income	(380,417)	(1,549,729)
Distributions to shareholders from net realized gain	-	(827,037)
Total distributions	(380,417)	(2,376,766)
Share transactions Proceeds from sales of shares	24,305,450	72,683,633
Reinvestment of distributions	356,531	2,234,565
Cost of shares redeemed	(26,369,785)	(59,254,513)
Net increase (decrease) in net assets resulting from share transactions	(1,707,804)	15,663,685
Redemption fees	2,783	7,977
Total increase (decrease) in net assets	52,418,596	(51,308,985)

Net Assets
Beginning of period	159,114,673	210,423,658
End of period (including undistributed net investment income of $707,470 and undistributed net investment income of $370,424, respectively)	$ 211,533,269	$ 159,114,673
Other Information Shares
Sold	448,216	1,360,167
Issued in reinvestment of distributions	6,516	38,286
Redeemed	(486,856)	(1,005,494)
Net increase (decrease)	(32,124)	392,959

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 46.24	$ 69.03	$ 79.61	$ 80.64	$ 75.07	$ 74.40
Income from Investment Operations
Net investment income (loss) E	.21	.60	.69	.25 H	(.28)	(.20)
Net realized and unrealized gain (loss)	15.71	(22.57)	(5.73)	10.52	8.83	5.55
Total from investment operations	15.92	(21.97)	(5.04)	10.77	8.55	5.35
Distributions from net investment income	(.11)	(.54)	(.55)	(.12)	-	-
Distributions from net realized gain	-	(.28)	(4.99)	(11.69)	(2.98)	(4.70)
Total distributions	(.11)	(.82)	(5.54)	(11.81)	(2.98)	(4.70)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	.02
Net asset value, end of period	$ 62.05	$ 46.24	$ 69.03	$ 79.61	$ 80.64	$ 75.07
Total Return B, C, D	34.46%	(32.07)%	(7.09)%	13.61%	11.67%	7.43%
Ratios to Average Net Assets F, I
Expenses before reductions	.98% A	.93%	.91%	.96%	.99%	1.01%
Expenses net of fee waivers, if any	.98% A	.93%	.91%	.96%	.99%	1.01%
Expenses net of all reductions	.98% A	.93%	.91%	.94%	.94%	.96%
Net investment income (loss)	.75% A	1.00%	.86%	.31% H	(.37)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,533	$ 159,115	$ 210,424	$ 258,340	$ 205,290	$ 206,406
Portfolio turnover rate G	114% A	120%	74%	179%	107%	117%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

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Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	14.5	11.7
Time Warner, Inc.	6.7	12.5
Comcast Corp. Class A	6.3	9.9
Time Warner Cable, Inc.	5.5	1.0
Liberty Media Corp. Entertainment Series A	5.1	6.3
Viacom, Inc. Class B (non-vtg.)	4.9	4.4
Omnicom Group, Inc.	3.8	3.5
McGraw-Hill Companies, Inc.	3.7	2.7
News Corp. Class A	3.5	3.9
The DIRECTV Group, Inc.	3.3	4.5
	57.3
Top Industries (% of fund's net assets)
As of August 31, 2009
Media	86.5%
Internet Software & Services	6.4%
Software	1.1%
Internet & Catalog Retail	0.9%
Diversified Financial Services	0.7%
All Others*	4.4%

As of February 28, 2009
Media	82.2%
Internet Software & Services	7.0%
Internet & Catalog Retail	0.6%
Communications Equipment	0.5%
Professional Services	0.4%
All Others*	9.3%

* Includes short-term investments and net other assets.

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Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	9,300	$ 214,551
DIVERSIFIED FINANCIAL SERVICES - 0.7%
Specialized Finance - 0.7%
Moody's Corp.	11,100	302,364
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Integrated Telecommunication Services - 0.0%
Verizon Communications, Inc.	100	3,104
INTERNET & CATALOG RETAIL - 0.9%
Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	17,700	169,566
Internet Retail - 0.5%
B2W Companhia Global Do Varejo	8,700	225,010
TOTAL INTERNET & CATALOG RETAIL		394,576
INTERNET SOFTWARE & SERVICES - 6.4%
Internet Software & Services - 6.4%
Baidu.com, Inc. sponsored ADR (a)	500	165,030
Dice Holdings, Inc. (a)	32,100	187,785
eBay, Inc. (a)	9,600	212,544
Google, Inc. Class A (a)	2,950	1,361,927
Move, Inc. (a)	34,200	98,838
Sina Corp. (a)	6,000	180,000
Sohu.com, Inc. (a)(c)	2,600	158,860
Tencent Holdings Ltd.	30,200	449,272
		2,814,256
MEDIA - 86.5%
Advertising - 7.4%
Arbitron, Inc.	3,800	69,616
Interpublic Group of Companies, Inc. (a)	114,400	719,576
Lamar Advertising Co. Class A (a)(c)	34,100	780,549
Omnicom Group, Inc.	46,100	1,674,352
		3,244,093
Broadcasting - 6.0%
CBS Corp. Class B	120,600	1,248,210
Citadel Broadcasting Corp. (a)	8	0
Discovery Communications, Inc. (a)	20,850	540,432
Discovery Communications, Inc. Class C (a)	22,050	515,309
Entercom Communications Corp. Class A	3,600	17,604
Grupo Televisa SA de CV (CPO) sponsored ADR	18,100	316,388
Sinclair Broadcast Group, Inc. Class A	600	1,698
		2,639,641
Cable & Satellite - 35.3%
Cablevision Systems Corp. - NY Group Class A	50,500	1,128,170

	Shares	Value
Comcast Corp.:
Class A	179,650	$ 2,752,238
Class A (special) (non-vtg.)	91,600	1,336,444
DISH Network Corp. Class A (a)	54,700	892,157
Liberty Global, Inc.:
Class A (a)	23,075	505,112
Class C (a)	22,400	485,856
Liberty Media Corp.:
Capital Series A (a)	8,400	160,356
Entertainment Series A (a)	79,700	2,222,833
Net Servicos de Comunicacao SA sponsored ADR	17,200	181,632
Scripps Networks Interactive, Inc. Class A	15,200	493,544
Sirius XM Radio, Inc. (a)	578,160	389,391
The DIRECTV Group, Inc. (a)(c)	59,000	1,460,840
Time Warner Cable, Inc.	65,469	2,417,115
Virgin Media, Inc.	94,300	1,077,849
		15,503,537
Movies & Entertainment - 33.5%
Ascent Media Corp. (a)	85	2,185
Cinemark Holdings, Inc.	3,800	38,152
Cinemax India Ltd.	56,743	65,495
DreamWorks Animation SKG, Inc. Class A (a)	14,100	476,016
Lions Gate Entertainment Corp. (a)(c)	25,300	165,968
Live Nation, Inc. (a)	98	689
Marvel Entertainment, Inc. (a)	5,400	261,198
News Corp.:
Class A	141,682	1,518,831
Class B (c)	50,700	640,848
Regal Entertainment Group Class A	4,500	56,925
The Walt Disney Co.	244,900	6,377,195
Time Warner, Inc.	105,666	2,949,138
Viacom, Inc. Class B (non-vtg.) (a)	86,700	2,170,968
Vivendi	34	969
		14,724,577
Publishing - 4.3%
E.W. Scripps Co. Class A	233	1,622
Gannett Co., Inc.	16,800	145,152
McGraw-Hill Companies, Inc.	48,000	1,613,280
R.H. Donnelley Corp. (a)	200	16
The New York Times Co. Class A	19,200	146,112
		1,906,182
TOTAL MEDIA		38,018,030
PROFESSIONAL SERVICES - 0.7%
Human Resource & Employment Services - 0.7%
Monster Worldwide, Inc. (a)(c)	18,300	296,826
SOFTWARE - 1.1%
Application Software - 0.0%
Gameloft (a)	900	3,703
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 0.9%
Activision Blizzard, Inc. (a)	14,200	$ 164,862
Electronic Arts, Inc. (a)	7,600	138,472
Perfect World Co. Ltd. sponsored ADR Class B (a)	2,400	91,560
Ubisoft Entertainment SA (a)	100	1,781
		396,675
Systems Software - 0.2%
Rovi Corp. (a)	3,300	100,452
TOTAL SOFTWARE		500,830
SPECIALTY RETAIL - 0.1%
Computer & Electronics Retail - 0.1%
Gamestop Corp. Class A (a)	2,200	52,360
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Vivo Participacoes SA sponsored ADR	8,000	182,080
TOTAL COMMON STOCKS (Cost $43,994,424)		42,778,977
Money Market Funds - 10.4%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	1,076,520	$ 1,076,520
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	3,494,875	3,494,875
TOTAL MONEY MARKET FUNDS (Cost $4,571,395)		4,571,395
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $48,565,819)		47,350,372
NET OTHER ASSETS - (7.7)%		(3,378,540)
NET ASSETS - 100%		$ 43,971,832
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,170
Fidelity Securities Lending Cash Central Fund	9,797
Total	$ 12,967
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $3,658,632 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $1,637,197 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

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Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,366,012) - See accompanying schedule: Unaffiliated issuers (cost $43,994,424)	$ 42,778,977
Fidelity Central Funds (cost $4,571,395)	4,571,395
Total Investments (cost $48,565,819)		$ 47,350,372
Receivable for fund shares sold		146,987
Dividends receivable		39,782
Distributions receivable from Fidelity Central Funds		1,998
Prepaid expenses		107
Total assets		47,539,246

Liabilities
Payable for fund shares redeemed	$ 20,818
Accrued management fee	21,462
Other affiliated payables	12,370
Other payables and accrued expenses	17,889
Collateral on securities loaned, at value	3,494,875
Total liabilities		3,567,414

Net Assets		$ 43,971,832
Net Assets consist of:
Paid in capital		$ 50,802,766
Undistributed net investment income		51,208
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,666,695)
Net unrealized appreciation (depreciation) on investments		(1,215,447)
Net Assets, for 1,537,787 shares outstanding		$ 43,971,832
Net Asset Value, offering price and redemption price per share ($43,971,832 ÷ 1,537,787 shares)		$ 28.59

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 191,505
Special dividends		52,120
Interest		6
Income from Fidelity Central Funds (including $9,797 from security lending)		12,967
Total income		256,598

Expenses
Management fee	$ 100,571
Transfer agent fees	60,697
Accounting and security lending fees	7,082
Custodian fees and expenses	3,831
Independent trustees' compensation	146
Registration fees	11,251
Audit	17,433
Legal	78
Miscellaneous	199
Total expenses before reductions	201,288
Expense reductions	(32)	201,256
Net investment income (loss)		55,342
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(235,137)
Foreign currency transactions	574
Total net realized gain (loss)		(234,563)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,258,004
Assets and liabilities in foreign currencies	11
Total change in net unrealized appreciation (depreciation)		15,258,015
Net gain (loss)		15,023,452
Net increase (decrease) in net assets resulting from operations		$ 15,078,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Multimedia Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,342	$ 92,315
Net realized gain (loss)	(234,563)	(5,232,347)
Change in net unrealized appreciation (depreciation)	15,258,015	(18,069,693)
Net increase (decrease) in net assets resulting from operations	15,078,794	(23,209,725)
Distributions to shareholders from net investment income	(21,693)	(80,043)
Distributions to shareholders from net realized gain	-	(1,247,080)
Total distributions	(21,693)	(1,327,123)
Share transactions Proceeds from sales of shares	6,369,134	18,040,482
Reinvestment of distributions	20,882	1,278,352
Cost of shares redeemed	(3,659,677)	(30,742,054)
Net increase (decrease) in net assets resulting from share transactions	2,730,339	(11,423,220)
Redemption fees	945	2,063
Total increase (decrease) in net assets	17,788,385	(35,958,005)

Net Assets
Beginning of period	26,183,447	62,141,452
End of period (including undistributed net investment income of $51,208 and undistributed net investment income of $17,559, respectively)	$ 43,971,832	$ 26,183,447
Other Information Shares
Sold	261,184	601,001
Issued in reinvestment of distributions	903	39,967
Redeemed	(157,623)	(967,838)
Net increase (decrease)	104,464	(326,870)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 18.27	$ 35.30	$ 47.31	$ 47.33	$ 43.55	$ 44.83
Income from Investment Operations
Net investment income (loss) E	.04 H	.06	.01	(.07)	(.12)	(.18)
Net realized and unrealized gain (loss)	10.30	(16.17)	(5.79)	6.27	4.70	.19
Total from investment operations	10.34	(16.11)	(5.78)	6.20	4.58	.01
Distributions from net investment income	(.02)	(.06)	-	-	-	-
Distributions from net realized gain	-	(.86)	(6.23)	(6.23)	(.80)	(1.30)
Total distributions	(.02)	(.92)	(6.23)	(6.23)	(.80)	(1.30)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	.01
Net asset value, end of period	$ 28.59	$ 18.27	$ 35.30	$ 47.31	$ 47.33	$ 43.55
Total Return B, C, D	56.59%	(46.75)%	(13.88)%	13.73%	10.48%	.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.13% A	1.07%	.99%	1.04%	1.07%	1.07%
Expenses net of fee waivers, if any	1.13% A	1.07%	.99%	1.04%	1.07%	1.07%
Expenses net of all reductions	1.13% A	1.07%	.98%	1.04%	1.04%	1.03%
Net investment income (loss)	.31% A, H	.22%	.01%	(.16)%	(.27)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,972	$ 26,183	$ 62,141	$ 90,806	$ 80,715	$ 125,615
Portfolio turnover rate G	29% A	39%	68%	179%	48%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .02%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Staples, Inc.	11.0	14.5
Lowe's Companies, Inc.	9.3	9.6
Target Corp.	8.4	7.5
Home Depot, Inc.	7.6	8.6
Amazon.com, Inc.	6.8	6.3
TJX Companies, Inc.	5.4	4.6
Best Buy Co., Inc.	4.8	4.3
Advance Auto Parts, Inc.	2.7	1.9
Gymboree Corp.	2.3	0.0
RadioShack Corp.	2.2	0.0
	60.5
Top Industries (% of fund's net assets)
As of August 31, 2009
Specialty Retail	64.4%
Multiline Retail	15.8%
Internet & Catalog Retail	10.6%
Food & Staples Retailing	3.4%
Distributors	1.4%
All Others*	4.4%

As of February 28, 2009
Specialty Retail	68.9%
Multiline Retail	11.5%
Internet & Catalog Retail	9.6%
Food & Staples Retailing	1.8%
Distributors	1.5%
All Others*	6.7%

* Includes short-term investments and net other assets.

Semiannual Report

Select Retailing Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
DISTRIBUTORS - 1.4%
Distributors - 1.4%
Genuine Parts Co.	59,200	$ 2,192,768
DIVERSIFIED CONSUMER SERVICES - 1.2%
Specialized Consumer Services - 1.2%
Regis Corp.	115,500	1,868,790
FOOD & STAPLES RETAILING - 3.4%
Drug Retail - 1.8%
CVS Caremark Corp.	36,500	1,369,480
Walgreen Co.	41,800	1,416,184
		2,785,664
Food Retail - 0.2%
Safeway, Inc.	17,900	340,995
Hypermarkets & Super Centers - 1.4%
BJ's Wholesale Club, Inc. (a)	49,700	1,620,220
Wal-Mart Stores, Inc.	11,000	559,570
		2,179,790
TOTAL FOOD & STAPLES RETAILING		5,306,449
INTERNET & CATALOG RETAIL - 10.6%
Catalog Retail - 1.4%
dELiA*s, Inc. (a)	317,161	792,903
Liberty Media Corp. Interactive Series A (a)	140,900	1,349,822
		2,142,725
Internet Retail - 9.2%
Amazon.com, Inc. (a)	130,500	10,595,295
Blue Nile, Inc. (a)	6,100	337,818
Expedia, Inc. (a)	78,400	1,807,120
Priceline.com, Inc. (a)(c)	10,600	1,632,188
		14,372,421
TOTAL INTERNET & CATALOG RETAIL		16,515,146
MULTILINE RETAIL - 15.8%
Department Stores - 4.0%
JCPenney Co., Inc.	20,600	618,824
Kohl's Corp. (a)	36,300	1,872,717
Macy's, Inc.	146,000	2,265,920
Nordstrom, Inc.	51,800	1,452,472
		6,209,933
General Merchandise Stores - 11.8%
Big Lots, Inc. (a)	78,400	1,992,928
Dollar Tree, Inc. (a)	37,800	1,887,732
Family Dollar Stores, Inc.	49,500	1,498,860
Target Corp.	277,000	13,019,000
		18,398,520
TOTAL MULTILINE RETAIL		24,608,453

	Shares	Value
SPECIALTY RETAIL - 64.4%
Apparel Retail - 14.5%
Aeropostale, Inc. (a)	24,900	$ 974,835
American Eagle Outfitters, Inc.	75,900	1,024,650
Cache, Inc. (a)	131,826	689,450
Citi Trends, Inc. (a)	59,200	1,319,568
Coldwater Creek, Inc. (a)	18,400	136,896
DSW, Inc. Class A (a)	28,900	438,124
Gap, Inc.	31,000	609,150
Genesco, Inc. (a)	30,500	667,950
Gymboree Corp. (a)	81,000	3,627,990
Jos. A. Bank Clothiers, Inc. (a)	8,500	374,085
Ross Stores, Inc.	61,000	2,845,040
TJX Companies, Inc.	235,300	8,459,035
Urban Outfitters, Inc. (a)	43,100	1,225,333
Zumiez, Inc. (a)	10,700	135,248
		22,527,354
Automotive Retail - 5.5%
Advance Auto Parts, Inc.	99,900	4,225,770
AutoZone, Inc. (a)	17,100	2,517,975
O'Reilly Automotive, Inc. (a)	44,800	1,714,944
		8,458,689
Computer & Electronics Retail - 8.1%
Best Buy Co., Inc.	206,500	7,491,820
Conn's, Inc. (a)(c)	24,500	277,095
Gamestop Corp. Class A (a)	56,300	1,339,940
RadioShack Corp.	231,500	3,502,595
		12,611,450
Home Improvement Retail - 17.9%
Home Depot, Inc.	432,300	11,797,467
Lowe's Companies, Inc.	671,100	14,428,650
Sherwin-Williams Co.	26,800	1,613,360
		27,839,477
Specialty Stores - 18.4%
Big 5 Sporting Goods Corp.	41,500	633,705
Office Depot, Inc. (a)	274,000	1,430,280
OfficeMax, Inc.	274,800	3,107,988
PetSmart, Inc.	165,500	3,460,605
Sally Beauty Holdings, Inc. (a)	46,300	329,193
Staples, Inc.	792,294	17,121,473
Tiffany & Co., Inc.	50,400	1,833,552
Tractor Supply Co. (a)	3,200	150,592
Zale Corp. (a)(c)	87,700	568,296
		28,635,684
TOTAL SPECIALTY RETAIL		100,072,654
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Apparel, Accessories & Luxury Goods - 0.5%
FGX International Ltd. (a)	42,500	$ 613,700
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	16,100	161,805
		775,505
TOTAL COMMON STOCKS (Cost $140,921,328)		151,339,765
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.33% (d)	7,190,439	7,190,439
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	1,981,125	1,981,125
TOTAL MONEY MARKET FUNDS (Cost $9,171,564)		9,171,564
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $150,092,892)		160,511,329
NET OTHER ASSETS - (3.2)%		(4,950,523)
NET ASSETS - 100%		$ 155,560,806
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,738
Fidelity Securities Lending Cash Central Fund	22,241
Total	$ 31,979
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $8,977,445 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $5,988,643 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

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Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,888,480) - See accompanying schedule: Unaffiliated issuers (cost $140,921,328)	$ 151,339,765
Fidelity Central Funds (cost $9,171,564)	9,171,564
Total Investments (cost $150,092,892)		$ 160,511,329
Receivable for investments sold		550,434
Receivable for fund shares sold		483,987
Dividends receivable		117,130
Distributions receivable from Fidelity Central Funds		4,402
Prepaid expenses		149
Total assets		161,667,431

Liabilities
Payable for investments purchased	$ 2,718,066
Payable for fund shares redeemed	1,277,912
Accrued management fee	71,705
Other affiliated payables	39,059
Other payables and accrued expenses	18,758
Collateral on securities loaned, at value	1,981,125
Total liabilities		6,106,625

Net Assets		$ 155,560,806
Net Assets consist of:
Paid in capital		$ 144,627,501
Undistributed net investment income		218,782
Accumulated undistributed net realized gain (loss) on investments		296,086
Net unrealized appreciation (depreciation) on investments		10,418,437
Net Assets, for 3,867,564 shares outstanding		$ 155,560,806
Net Asset Value, offering price and redemption price per share ($155,560,806 ÷ 3,867,564 shares)		$ 40.22

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 823,539
Income from Fidelity Central Funds (including $22,241 from security lending)		31,979
Total income		855,518

Expenses
Management fee	$ 360,307
Transfer agent fees	191,023
Accounting and security lending fees	25,297
Custodian fees and expenses	10,280
Independent trustees' compensation	435
Registration fees	31,714
Audit	17,119
Legal	190
Miscellaneous	405
Total expenses		636,770
Net investment income (loss)		218,748
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,326,398
Change in net unrealized appreciation (depreciation) on: Investment securities		17,567,054
Net gain (loss)		36,893,452
Net increase (decrease) in net assets resulting from operations		$ 37,112,200

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Retailing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 218,748	$ 298,682
Net realized gain (loss)	19,326,398	(14,107,745)
Change in net unrealized appreciation (depreciation)	17,567,054	(4,729,440)
Net increase (decrease) in net assets resulting from operations	37,112,200	(18,538,503)
Distributions to shareholders from net investment income	-	(300,191)
Share transactions Proceeds from sales of shares	144,463,649	55,538,999
Reinvestment of distributions	-	282,913
Cost of shares redeemed	(66,362,323)	(44,697,053)
Net increase (decrease) in net assets resulting from share transactions	78,101,326	11,124,859
Redemption fees	12,503	10,562
Total increase (decrease) in net assets	115,226,029	(7,703,273)

Net Assets
Beginning of period	40,334,777	48,038,050
End of period (including undistributed net investment income of $218,782 and undistributed net investment income of $34, respectively)	$ 155,560,806	$ 40,334,777
Other Information Shares
Sold	4,223,588	1,613,669
Issued in reinvestment of distributions	-	9,830
Redeemed	(1,879,258)	(1,413,926)
Net increase (decrease)	2,344,330	209,573

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 26.48	$ 36.57	$ 54.98	$ 50.78	$ 50.89	$ 47.39
Income from Investment Operations
Net investment income (loss) E	.06	.21	(.01)	.30 H	(.10)	(.01)
Net realized and unrealized gain (loss)	13.68	(10.11)	(10.59)	7.46	6.24	4.00
Total from investment operations	13.74	(9.90)	(10.60)	7.76	6.14	3.99
Distributions from net investment income	-	(.20)	(.22)	-	-	(.01)
Distributions from net realized gain	-	-	(7.60)	(3.58)	(6.29)	(.50)
Total distributions	-	(.20)	(7.82)	(3.58)	(6.29)	(.51)
Redemption fees added to paid in capital E	- K	.01	.01	.02	.04	.02
Net asset value, end of period	$ 40.22	$ 26.48	$ 36.57	$ 54.98	$ 50.78	$ 50.89
Total Return B, C, D	51.89%	(27.09)%	(21.43)%	15.79%	12.77%	8.47%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.07%	1.02%	1.06%	1.06%	1.08%
Expenses net of fee waivers, if any	1.00% A	1.07%	1.02%	1.06%	1.06%	1.08%
Expenses net of all reductions	1.00% A	1.06%	1.02%	1.06%	1.04%	1.03%
Net investment income (loss)	.34% A	.63%	(.02)%	.58% H	(.20)%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,561	$ 40,335	$ 48,038	$ 83,843	$ 67,009	$ 105,346
Portfolio turnover rate G	279% A	504%	260%	202%	114%	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.37 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.13)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 14, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Construction and Housing Portfolio is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Automotive Portfolio	$ 160,014,915	$ 21,002,798	$ (12,396,566)	$ 8,606,232
Construction and Housing Portfolio	145,802,046	15,240,378	(13,932,534)	1,307,844
Consumer Discretionary Portfolio	60,635,109	4,910,630	(4,123,582)	787,048
Leisure Portfolio	206,603,018	27,059,745	(13,655,404)	13,404,341
Multimedia Portfolio	48,715,335	6,464,339	(7,829,302)	(1,364,963)
Retailing Portfolio	153,431,371	12,135,670	(5,055,712)	7,079,958

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

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4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	139,274,360	20,529,809
Construction and Housing Portfolio	62,318,303	44,635,639
Consumer Discretionary Portfolio	46,788,342	22,840,772
Leisure Portfolio	108,206,460	111,535,776
Multimedia Portfolio	8,819,984	4,908,112
Retailing Portfolio	243,591,311	167,536,817

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.26%	.56%
Construction and Housing Portfolio	.30%	.26%	.56%
Consumer Discretionary Portfolio	.30%	.26%	.56%
Leisure Portfolio	.30%	.26%	.56%
Multimedia Portfolio	.30%	.26%	.56%
Retailing Portfolio	.30%	.26%	.57%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.26%
Construction and Housing Portfolio	.33%
Consumer Discretionary Portfolio	.34%
Leisure Portfolio	.33%
Multimedia Portfolio	.34%
Retailing Portfolio	.30%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$ 947
Construction and Housing Portfolio	6,011
Consumer Discretionary Portfolio	2,599
Leisure Portfolio	7,243
Multimedia Portfolio	289
Retailing Portfolio	7,702

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Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Automotive Portfolio	$ 44
Construction and Housing Portfolio	135
Consumer Discretionary Portfolio	55
Leisure Portfolio	296
Multimedia Portfolio	53
Retailing Portfolio	183

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Consumer Discretionary Portfolio	1.15%	$ 1,286

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Automotive Portfolio	$ 1,399	$ 11
Construction and Housing Portfolio	963	-
Consumer Discretionary Portfolio	134	1
Leisure Portfolio	129	26
Multimedia Portfolio	28	4

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9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of Consumer Discretionary Portfolio. The VIP FundsManager Portfolios were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of Consumer Discretionary Portfolio. In addition, at the end of the period, PAS U.S. Opportunity Fund of Funds was the owner of record of approximately 15% of the total outstanding shares of Consumer Discretionary Portfolio. The PAS Fund of Funds were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of Consumer Discretionary Portfolio.

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Board Approval of Investment Advisory Contracts and Management Fees

Select Automotive
Select Construction and Housing
Select Consumer Discretionary
Select Leisure
Select Multimedia
Select Retailing

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Automotive Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

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Construction and Housing Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Consumer Discretionary Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Leisure Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark.

Multimedia Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

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Retailing Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. For each of Automotive Portfolio, Construction and Housing Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio, the Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark. For Consumer Discretionary Portfolio, the Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Automotive Portfolio

Construction and Housing Portfolio

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Consumer Discretionary Portfolio

Leisure Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Multimedia Portfolio

Retailing Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

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Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

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Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

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Brown Brothers Harriman & Co.
Boston, MA

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Consumer Staples Sector

Select Consumer Staples Portfolio

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Consumer Staples	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.16%
Actual		$ 1,000.00	$ 1,294.20	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.48%
Actual		$ 1,000.00	$ 1,292.10	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.99%
Actual		$ 1,000.00	$ 1,288.50	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.92%
Actual		$ 1,000.00	$ 1,289.20	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Consumer Staples	.95%
Actual		$ 1,000.00	$ 1,295.30	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,295.90	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	11.5	15.1
CVS Caremark Corp.	8.0	6.2
PepsiCo, Inc.	6.9	8.9
The Coca-Cola Co.	6.6	9.8
Wal-Mart Stores, Inc.	5.0	6.5
British American Tobacco PLC sponsored ADR	4.9	4.1
Nestle SA (Reg.)	3.7	4.1
Altria Group, Inc.	3.5	1.5
Molson Coors Brewing Co. Class B	3.2	2.6
Kroger Co.	3.0	1.5
	56.3
Top Industries (% of fund's net assets)
As of August 31, 2009
Beverages	29.5%
Food & Staples Retailing	21.4%
Food Products	14.7%
Household Products	14.6%
Tobacco	11.9%
All Others*	7.9%

As of February 28, 2009
Beverages	33.4%
Food & Staples Retailing	19.0%
Household Products	18.6%
Food Products	14.0%
Tobacco	8.1%
All Others*	6.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Consumer Staples Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BEVERAGES - 29.5%
Brewers - 6.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	252,611	$ 2,761,696
Anheuser-Busch InBev SA NV	650,520	28,086,771
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	72,800	5,428,696
Molson Coors Brewing Co. Class B	743,235	35,214,474
SABMiller PLC	650	15,090
		71,506,727
Distillers & Vintners - 3.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,976,273	29,229,078
Diageo PLC sponsored ADR	215,100	13,344,804
Pernod Ricard SA	984	76,703
Remy Cointreau SA	700	28,000
		42,678,585
Soft Drinks - 19.1%
Coca-Cola Enterprises, Inc.	903,300	18,255,693
Coca-Cola FEMSA SAB de CV sponsored ADR	116,500	5,193,570
Coca-Cola Icecek AS	388,332	2,718,143
Cott Corp. (a)	21,000	134,679
Dr Pepper Snapple Group, Inc. (a)	752,731	19,902,208
Embotelladora Andina SA sponsored ADR	308,241	5,283,251
Fomento Economico Mexicano SAB de CV sponsored ADR	69,090	2,513,494
Pepsi Bottling Group, Inc.	261,723	9,351,363
PepsiCo, Inc.	1,335,205	75,666,067
The Coca-Cola Co.	1,482,915	72,321,765
		211,340,233
TOTAL BEVERAGES		325,525,545
FOOD & STAPLES RETAILING - 21.4%
Drug Retail - 10.7%
CVS Caremark Corp.	2,359,473	88,527,427
Walgreen Co.	889,534	30,137,412
		118,664,839
Food Retail - 5.7%
Kroger Co.	1,558,732	33,653,024
Safeway, Inc.	1,428,032	27,204,010
The Pantry, Inc. (a)	114,209	1,730,266
		62,587,300
Hypermarkets & Super Centers - 5.0%
Wal-Mart Stores, Inc.	1,084,700	55,178,689
TOTAL FOOD & STAPLES RETAILING		236,430,828
FOOD PRODUCTS - 14.7%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	572,671	16,510,105
Bunge Ltd.	176,472	11,825,389

	Shares	Value
Corn Products International, Inc.	195,377	$ 5,794,882
SLC Agricola SA	300,900	2,424,373
Viterra, Inc. (a)	337,000	2,967,915
		39,522,664
Packaged Foods & Meats - 11.1%
Brasil Foods SA	1,000	22,320
Cadbury PLC sponsored ADR	116,993	4,421,165
Cermaq ASA (a)	384,600	2,760,929
Danone	101,710	5,531,014
Dean Foods Co. (a)	107,905	1,957,397
General Mills, Inc.	347,957	20,783,472
Lindt & Spruengli AG (c)	109	2,676,236
Nestle SA (Reg.)	990,589	41,140,851
PureCircle Ltd. (a)	3,400	16,191
Sadia SA ADR	1,000	8,800
Tyson Foods, Inc. Class A	910,385	10,915,516
Unilever NV (NY Shares)	1,165,612	32,555,543
		122,789,434
TOTAL FOOD PRODUCTS		162,312,098
HOUSEHOLD DURABLES - 0.1%
Housewares & Specialties - 0.1%
Newell Rubbermaid, Inc.	49,812	693,383
HOUSEHOLD PRODUCTS - 14.6%
Household Products - 14.6%
Colgate-Palmolive Co.	272,849	19,836,122
Energizer Holdings, Inc. (a)	214,705	14,048,148
Kimberly-Clark Corp.	1,001	60,520
Procter & Gamble Co.	2,344,311	126,850,669
		160,795,459
PERSONAL PRODUCTS - 3.3%
Personal Products - 3.3%
Avon Products, Inc.	940,625	29,977,719
Mead Johnson Nutrition Co. Class A	92,896	3,684,255
Natura Cosmeticos SA	173,600	2,790,049
		36,452,023
PHARMACEUTICALS - 2.5%
Pharmaceuticals - 2.5%
Johnson & Johnson	452,624	27,356,595
Perrigo Co.	1,000	29,520
		27,386,115
TOBACCO - 11.9%
Tobacco - 11.9%
Altria Group, Inc.	2,111,550	38,599,134
British American Tobacco PLC sponsored ADR	891,280	54,127,434
KT&G Corp.	37,434	2,017,061
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	732,800	$ 33,496,288
Souza Cruz Industria Comerico	82,600	2,637,522
		130,877,439
TOTAL COMMON STOCKS (Cost $1,069,544,213)		1,080,472,890
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.33% (d)	22,318,054	22,318,054
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	1,543,688	1,543,688
TOTAL MONEY MARKET FUNDS (Cost $23,861,742)		23,861,742
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,093,405,955)	1,104,334,632
NET OTHER ASSETS - (0.2)%	(1,890,246)
NET ASSETS - 100%	$ 1,102,444,386
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,193
Fidelity Securities Lending Cash Central Fund	101,728
Total	$ 141,921
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.8%
United Kingdom	6.5%
Switzerland	3.9%
Netherlands	3.0%
Belgium	2.5%
Brazil	1.3%
Bermuda	1.1%
Others (individually less than 1%)	2.9%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $14,179,345 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $20,196,973 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,451,483) - See accompanying schedule: Unaffiliated issuers (cost $1,069,544,213)	$ 1,080,472,890
Fidelity Central Funds (cost $23,861,742)	23,861,742
Total Investments (cost $1,093,405,955)		$ 1,104,334,632
Receivable for investments sold		2,004,765
Receivable for fund shares sold		1,485,846
Dividends receivable		2,097,015
Distributions receivable from Fidelity Central Funds		7,749
Prepaid expenses		2,607
Other receivables		4,313
Total assets		1,109,936,927

Liabilities
Payable for investments purchased	$ 1,670,440
Payable for fund shares redeemed	3,315,611
Accrued management fee	511,055
Distribution fees payable	120,765
Other affiliated payables	287,406
Other payables and accrued expenses	43,576
Collateral on securities loaned, at value	1,543,688
Total liabilities		7,492,541

Net Assets		$ 1,102,444,386
Net Assets consist of:
Paid in capital		$ 1,108,264,090
Undistributed net investment income		10,933,778
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,682,061)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,928,579
Net Assets		$ 1,102,444,386

Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($165,824,302 ÷ 2,917,341 shares)	$ 56.84

Maximum offering price per share (100/94.25 of $56.84)	$ 60.31
Class T: Net Asset Value and redemption price per share ($26,871,401 ÷ 475,340 shares)	$ 56.53

Maximum offering price per share (100/96.50 of $56.53)	$ 58.58
Class B: Net Asset Value and offering price per share ($20,123,771 ÷ 358,746 shares)A	$ 56.09

Class C: Net Asset Value and offering price per share ($71,701,550 ÷ 1,279,712 shares)A	$ 56.03

Consumer Staples: Net Asset Value, offering price and redemption price per share ($783,756,757 ÷ 13,717,822 shares)	$ 57.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,166,605 ÷ 598,799 shares)	$ 57.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 16,214,857
Interest		5
Income from Fidelity Central Funds		141,921
Total income		16,356,783

Expenses
Management fee	$ 2,791,138
Transfer agent fees	1,511,104
Distribution fees	654,444
Accounting and security lending fees	192,798
Custodian fees and expenses	62,199
Independent trustees' compensation	3,746
Registration fees	83,038
Audit	20,422
Legal	2,255
Miscellaneous	7,826
Total expenses before reductions	5,328,970
Expense reductions	(8,436)	5,320,534
Net investment income (loss)		11,036,249
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,690,100
Foreign currency transactions	1,151
Total net realized gain (loss)		22,691,251
Change in net unrealized appreciation (depreciation) on: Investment securities	219,872,928
Assets and liabilities in foreign currencies	2,030
Total change in net unrealized appreciation (depreciation)		219,874,958
Net gain (loss)		242,566,209
Net increase (decrease) in net assets resulting from operations		$ 253,602,458

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,036,249	$ 12,665,686
Net realized gain (loss)	22,691,251	(44,836,625)
Change in net unrealized appreciation (depreciation)	219,874,958	(269,141,455)
Net increase (decrease) in net assets resulting from operations	253,602,458	(301,312,394)
Distributions to shareholders from net investment income	(614,827)	(11,887,776)
Distributions to shareholders from net realized gain	-	(334,486)
Total distributions	(614,827)	(12,222,262)
Share transactions - net increase (decrease)	(52,398,800)	494,877,505
Redemption fees	22,373	113,075
Total increase (decrease) in net assets	200,611,204	181,455,924

Net Assets
Beginning of period	901,833,182	720,377,258
End of period (including undistributed net investment income of $10,933,778 and undistributed net investment income of $512,356, respectively)	$ 1,102,444,386	$ 901,833,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.94	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.54	.67	.53	(.01)
Net realized and unrealized gain (loss)	12.38	(19.19)	7.29	1.28
Total from investment operations	12.92	(18.52)	7.82	1.27
Distributions from net investment income	(.02)	(.66)	(.42)	-
Distributions from net realized gain	-	(.02)	(2.44)	-
Total distributions	(.02)	(.68) L	(2.86)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.84	$ 43.94	$ 63.13	$ 58.16
Total Return B, C, D	29.42%	(29.43)%	13.38%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16% A	1.19%	1.19%	1.29% A
Expenses net of fee waivers, if any	1.16% A	1.19%	1.19%	1.29% A
Expenses net of all reductions	1.16% A	1.18%	1.19%	1.28% A
Net investment income (loss)	2.14% A	1.27%	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,824	$ 121,193	$ 23,796	$ 986
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.75	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.46	.53	.36	(.01)
Net realized and unrealized gain (loss)	12.32	(19.12)	7.29	1.18
Total from investment operations	12.78	(18.59)	7.65	1.17
Distributions from net investment income	-	(.60)	(.35)	-
Distributions from net realized gain	-	-	(2.44)	-
Total distributions	-	(.60) L	(2.79)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.53	$ 43.75	$ 62.93	$ 58.06
Total Return B, C, D	29.21%	(29.61)%	13.11%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.46%	1.46%	1.61% A
Expenses net of fee waivers, if any	1.48% A	1.46%	1.46%	1.61% A
Expenses net of all reductions	1.47% A	1.46%	1.46%	1.60% A
Net investment income (loss)	1.83% A	.99%	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,871	$ 22,624	$ 6,298	$ 529
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.53	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.33	.26	.04	(.07)
Net realized and unrealized gain (loss)	12.23	(19.01)	7.27	1.18
Total from investment operations	12.56	(18.75)	7.31	1.11
Distributions from net investment income	-	(.42)	(.19)	-
Distributions from net realized gain	-	-	(2.44)	-
Total distributions	-	(.42) L	(2.63)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.09	$ 43.53	$ 62.69	$ 58.00
Total Return B, C, D	28.85%	(29.96)%	12.53%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.96%	1.96%	2.09% A
Expenses net of fee waivers, if any	1.99% A	1.96%	1.96%	2.09% A
Expenses net of all reductions	1.98% A	1.96%	1.96%	2.09% A
Net investment income (loss)	1.32% A	.50%	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,124	$ 14,929	$ 4,884	$ 226
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.46	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.34	.28	.06	(.08)
Net realized and unrealized gain (loss)	12.23	(19.00)	7.28	1.18
Total from investment operations	12.57	(18.72)	7.34	1.10
Distributions from net investment income	-	(.44)	(.29)	-
Distributions from net realized gain	-	-	(2.44)	-
Total distributions	-	(.44) L	(2.73)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.03	$ 43.46	$ 62.61	$ 57.99
Total Return B, C, D	28.92%	(29.94)%	12.58%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.93%	1.93%	2.14% A
Expenses net of fee waivers, if any	1.92% A	1.93%	1.93%	2.14% A
Expenses net of all reductions	1.92% A	1.93%	1.92%	2.14% A
Net investment income (loss)	1.38% A	.52%	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,702	$ 54,902	$ 19,791	$ 178
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 44.14	$ 63.25	$ 58.13	$ 52.18	$ 51.42	$ 46.50
Income from Investment Operations
Net investment income (loss) E	.60	.88	.71	.56	.50	.29
Net realized and unrealized gain (loss)	12.43	(19.31)	7.30	8.88	3.25	4.90
Total from investment operations	13.03	(18.43)	8.01	9.44	3.75	5.19
Distributions from net investment income	(.04)	(.67)	(.46)	(.32)	(.44)	(.29)
Distributions from net realized gain	-	(.03)	(2.44)	(3.18)	(2.56)	-
Total distributions	(.04)	(.69) K	(2.90)	(3.50)	(3.00)	(.29)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 57.13	$ 44.14	$ 63.25	$ 58.13	$ 52.18	$ 51.42
Total Return B, C, D	29.53%	(29.23)%	13.72%	18.43%	7.50%	11.24%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.91%	.91%	1.01%	1.04%	1.06%
Expenses net of fee waivers, if any	.95% A	.91%	.90%	.99%	1.04%	1.06%
Expenses net of all reductions	.95% A	.90%	.90%	.98%	1.03%	1.05%
Net investment income (loss)	2.35% A	1.55%	1.12%	.99%	.97%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 783,757	$ 657,263	$ 655,224	$ 374,930	$ 125,007	$ 139,328
Portfolio turnover rate G	79% A	70%	71%	99%	75%	86%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 44.07	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.61	.82	.74	.07
Net realized and unrealized gain (loss)	12.42	(19.23)	7.30	1.16
Total from investment operations	13.03	(18.41)	8.04	1.23
Distributions from net investment income	(.04)	(.73)	(.51)	-
Distributions from net realized gain	-	(.03)	(2.44)	-
Total distributions	(.04)	(.75) K	(2.95)	-
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 57.06	$ 44.07	$ 63.22	$ 58.12
Total Return B, C	29.59%	(29.22)%	13.77%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.91%	.85%	1.00% A
Expenses net of fee waivers, if any	.89% A	.91%	.85%	1.00% A
Expenses net of all reductions	.89% A	.91%	.84%	1.00% A
Net investment income (loss)	2.41% A	1.54%	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,167	$ 30,922	$ 10,384	$ 132
Portfolio turnover rate F	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 82,817,426
Unrealized depreciation	(84,873,359)
Net unrealized appreciation (depreciation)	$ (2,055,933)

Cost for federal income tax purposes	$ 1,106,390,565

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $384,629,536 and $427,183,767, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 185,011	$ 10,387
Class T	.25%	.25%	61,042	248
Class B	.75%	.25%	88,850	66,637
Class C	.75%	.25%	319,541	171,640
			$ 654,444	$ 248,912

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 68,269
Class T	7,265
Class B*	26,353
Class C*	15,162
$ 117,049

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 202,654.27
Class T	41,208.34
Class B	30,895.35
Class C	90,955.28
Consumer Staples	1,102,897.31
Institutional Class	42,495.26
	$ 1,511,104

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,313 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,525 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $101,728.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,341 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $95.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ 64,116	$ 1,409,006
Class T	-	273,000
Class B	-	118,536
Class C	-	437,729
Consumer Staples	520,869	9,279,861
Institutional Class	29,842	369,644
Total	$ 614,827	$ 11,887,776
From net realized gain
Class A	$ -	$ 11,953
Consumer Staples	-	317,666
Institutional Class	-	4,867
Total	$ -	$ 334,486

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	771,832	2,896,213	$ 37,694,902	$ 154,503,507
Reinvestment of distributions	1,253	27,496	59,722	1,327,859
Shares redeemed	(613,656)	(542,745)	(30,953,901)	(28,294,587)
Net increase (decrease)	159,429	2,380,964	$ 6,800,723	$ 127,536,779
Class T
Shares sold	118,299	520,546	$ 5,784,512	$ 27,382,626
Reinvestment of distributions	-	5,430	-	260,678
Shares redeemed	(160,049)	(108,963)	(7,770,192)	(5,646,618)
Net increase (decrease)	(41,750)	417,013	$ (1,985,680)	$ 21,996,686
Class B
Shares sold	71,794	323,554	$ 3,479,698	$ 17,593,411
Reinvestment of distributions	-	1,967	-	94,022
Shares redeemed	(56,038)	(60,442)	(2,757,319)	(3,153,125)
Net increase (decrease)	15,756	265,079	$ 722,379	$ 14,534,308
Class C
Shares sold	233,498	1,133,018	$ 11,224,492	$ 59,347,217
Reinvestment of distributions	-	6,095	-	290,992
Shares redeemed	(217,035)	(191,974)	(10,521,549)	(10,093,420)
Net increase (decrease)	16,463	947,139	$ 702,943	$ 49,544,789
Consumer Staples
Shares sold	3,083,928	13,482,265	$ 154,576,171	$ 765,828,751
Reinvestment of distributions	10,362	185,893	495,914	9,096,289
Shares redeemed	(4,267,648)	(9,136,327)	(208,285,984)	(521,761,725)
Net increase (decrease)	(1,173,358)	4,531,831	$ (53,213,899)	$ 253,163,315
Institutional Class
Shares sold	217,929	760,504	$ 10,631,114	$ 40,084,673
Reinvestment of distributions	321	4,038	15,363	196,481
Shares redeemed	(321,108)	(227,140)	(16,071,743)	(12,179,526)
Net increase (decrease)	(102,858)	537,402	$ (5,425,266)	$ 28,101,628

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Consumer Staples

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Consumer Staples (retail class) and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Consumer Staples (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively.

Consumer Staples Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Consumer Staples (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Consumer Staples (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Staples Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELCS-USAN-1009
1.846044.102

Fidelity®
Select Portfolios®
Energy Sector

Select Energy Portfolio

Select Energy Service Portfolio

Select Natural Gas Portfolio

Select Natural Resources Portfolio

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Energy Sector
Energy	<Click Here>
Energy Service	<Click Here>
Natural Gas	<Click Here>
Natural Resources	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Energy Portfolio	.94%
Actual		$ 1,000.00	$ 1,376.20	$ 5.63
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79
Energy Service Portfolio	.95%
Actual		$ 1,000.00	$ 1,491.00	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84
Natural Gas Portfolio	.97%
Actual		$ 1,000.00	$ 1,460.30	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94
Natural Resources Portfolio	.96%
Actual		$ 1,000.00	$ 1,406.00	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Occidental Petroleum Corp.	6.4	5.3
Schlumberger Ltd.	6.1	2.3
Southwestern Energy Co.	4.8	5.1
Weatherford International Ltd.	3.8	2.9
Transocean Ltd.	3.6	4.0
Petrohawk Energy Corp.	3.5	2.9
Marathon Oil Corp.	3.5	2.2
Chesapeake Energy Corp.	3.5	0.1
Noble Corp.	3.4	4.4
Range Resources Corp.	3.1	4.7
	41.7
Top Industries (% of fund's net assets)
As of August 31, 2009
Oil, Gas & Consumable Fuels	55.7%
Energy Equipment & Services	39.0%
Electrical Equipment	2.4%
Gas Utilities	1.1%
Construction & Engineering	0.5%
All Others*	1.3%

As of February 28, 2009
Oil, Gas & Consumable Fuels	66.2%
Energy Equipment & Services	28.7%
Electrical Equipment	1.9%
Gas Utilities	1.3%
Industrial Conglomerates	0.6%
All Others*	1.3%

* Includes short-term investments and net other assets.

Semiannual Report

Select Energy Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)(c)	45,359	$ 463,569
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	202,654	8,912,723
ELECTRICAL EQUIPMENT - 2.4%
Electrical Components & Equipment - 2.2%
centrotherm photovoltaics AG (a)	82,178	3,308,346
Energy Conversion Devices, Inc. (a)(c)	331,339	3,707,683
Evergreen Solar, Inc. (a)(c)	730,527	1,234,591
First Solar, Inc. (a)(c)	110,500	13,434,590
JA Solar Holdings Co. Ltd. ADR (a)(c)	3,118,382	11,101,440
Q-Cells SE (a)(c)	50,800	776,389
SunPower Corp.:
Class A (a)	71,600	1,815,060
Class B (a)	303,800	6,498,282
		41,876,381
Heavy Electrical Equipment - 0.2%
Vestas Wind Systems AS (a)	38,200	2,740,738
TOTAL ELECTRICAL EQUIPMENT		44,617,119
ENERGY EQUIPMENT & SERVICES - 39.0%
Oil & Gas Drilling - 14.4%
Atwood Oceanics, Inc. (a)	971,945	27,680,994
Diamond Offshore Drilling, Inc.	200	17,884
ENSCO International, Inc.	113,800	4,199,220
Helmerich & Payne, Inc.	929,098	31,087,619
Hercules Offshore, Inc. (a)	535,633	2,463,912
Nabors Industries Ltd. (a)	2,410,961	42,625,790
Noble Corp.	1,818,300	63,695,049
Northern Offshore Ltd. (a)	1,809,000	2,104,257
Patterson-UTI Energy, Inc.	374,642	4,978,992
Pride International, Inc. (a)	421,900	10,876,582
Seadrill Ltd.	822,800	14,629,865
Seahawk Drilling, Inc. (a)	28,126	626,929
Transocean Ltd. (a)	898,851	68,168,860
		273,155,953
Oil & Gas Equipment & Services - 24.6%
Baker Hughes, Inc.	17,700	609,765
Basic Energy Services, Inc. (a)	134,100	909,198
BJ Services Co.	3,386,890	54,393,453
Cameron International Corp. (a)	65,300	2,331,863
Complete Production Services, Inc. (a)	141,700	1,275,300
Core Laboratories NV	70,500	6,533,235
Dresser-Rand Group, Inc. (a)	115,700	3,436,290
Dril-Quip, Inc. (a)	362,499	15,464,207
Exterran Holdings, Inc. (a)	269,500	4,859,085
FMC Technologies, Inc. (a)	363,700	17,348,490
Fugro NV (Certificaten Van Aandelen) unit	5,202	280,052

	Shares	Value
Global Industries Ltd. (a)	1,118,460	$ 10,625,370
Halliburton Co.	1,365,630	32,379,087
Helix Energy Solutions Group, Inc. (a)	226,800	2,653,560
Hornbeck Offshore Services, Inc. (a)	131,800	2,907,508
Key Energy Services, Inc. (a)	180,500	1,290,575
Lufkin Industries, Inc.	23,110	1,022,618
National Oilwell Varco, Inc. (a)	1,229,912	44,707,301
Newpark Resources, Inc. (a)	64,007	170,899
Oceaneering International, Inc. (a)	384,770	20,073,451
Oil States International, Inc. (a)	125,700	3,704,379
Schlumberger Ltd.	2,069,760	116,320,512
Smith International, Inc.	1,141,345	31,466,882
Superior Energy Services, Inc. (a)	584,206	10,650,075
TSC Offshore Group Ltd. (a)	3,620,000	826,713
Weatherford International Ltd. (a)	3,659,344	73,003,913
Willbros Group, Inc. (a)	696,418	8,670,404
		467,914,185
TOTAL ENERGY EQUIPMENT & SERVICES		741,070,138
GAS UTILITIES - 1.1%
Gas Utilities - 1.1%
EQT Corp.	181,421	7,196,971
Questar Corp.	393,128	13,272,001
Zhongyu Gas Holdings Ltd. (a)	18,716,000	1,110,821
		21,579,793
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Vallourec SA	200	30,380
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Teck Resources Ltd. Class B (sub. vtg.) (a)	180,900	4,366,324
Walter Energy, Inc.	100	5,191
		4,371,515
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Public Service Enterprise Group, Inc.	100	3,167
Sempra Energy	96	4,816
		7,983
OIL, GAS & CONSUMABLE FUELS - 55.7%
Coal & Consumable Fuels - 8.7%
Alpha Natural Resources, Inc. (a)	1,544,296	49,896,204
Arch Coal, Inc.	1,662,000	28,785,840
CONSOL Energy, Inc.	746,516	27,927,164
Massey Energy Co.	2,108,305	57,092,899
PT Bumi Resources Tbk	8,082,000	2,325,170
		166,027,277
Integrated Oil & Gas - 14.3%
Chevron Corp.	592,958	41,471,483
ConocoPhillips	337,900	15,215,637
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Exxon Mobil Corp.	2,666	$ 184,354
Hess Corp.	217,900	11,023,561
Imperial Oil Ltd.	100	3,597
Marathon Oil Corp.	2,176,900	67,200,903
Murphy Oil Corp.	100	5,700
Occidental Petroleum Corp.	1,663,538	121,604,627
Suncor Energy, Inc.	476,400	14,575,768
		271,285,630
Oil & Gas Exploration & Production - 29.6%
Anadarko Petroleum Corp.	612,500	32,382,875
Apache Corp.	385,400	32,739,730
Berry Petroleum Co. Class A	162,156	3,659,861
Cabot Oil & Gas Corp.	1,341,180	47,276,595
Canadian Natural Resources Ltd.	306,600	17,565,217
Chesapeake Energy Corp.	2,940,405	67,158,850
Comstock Resources, Inc. (a)	597,416	21,106,707
Concho Resources, Inc. (a)	256,502	8,359,400
Denbury Resources, Inc. (a)	1,184,057	18,021,348
EOG Resources, Inc.	3,947	284,184
EXCO Resources, Inc. (a)	1,671,383	24,502,475
Forest Oil Corp. (a)	132,391	2,081,187
Newfield Exploration Co. (a)	279,500	10,813,855
Niko Resources Ltd.	53,000	3,437,785
Noble Energy, Inc.	3,173	191,840
Oil Search Ltd.	1,125,458	5,966,726
OPTI Canada, Inc. (a)	466,800	720,713
Petrobank Energy & Resources Ltd. (a)	74,700	2,772,076
Petrohawk Energy Corp. (a)	3,122,270	67,222,473
Plains Exploration & Production Co. (a)	893,543	23,455,504
Quicksilver Resources, Inc. (a)(c)	521,900	5,646,958
Range Resources Corp.	1,202,350	58,157,670
SandRidge Energy, Inc. (a)	403,987	4,928,641
Southwestern Energy Co. (a)	2,453,490	90,435,641
Talisman Energy, Inc.	14,900	239,576
Ultra Petroleum Corp. (a)	277,700	12,893,611
		562,021,498
Oil & Gas Refining & Marketing - 3.0%
Frontier Oil Corp.	1,047,592	13,440,605
Holly Corp.	792,895	18,109,722
Sunoco, Inc.	358,400	9,640,960
Tesoro Corp.	435,227	6,127,996
Valero Energy Corp.	459,908	8,618,676
		55,937,959

	Shares	Value
Oil & Gas Storage & Transport - 0.1%
El Paso Corp.	272,826	$ 2,518,184
Williams Companies, Inc.	11,400	187,416
		2,705,600
TOTAL OIL, GAS & CONSUMABLE FUELS		1,057,977,964
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Mortgage REITs - 0.0%
Walter Investment Management Corp.	36	520
TOTAL COMMON STOCKS (Cost $1,831,056,619)		1,879,031,704
Convertible Bonds - 0.0%
Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $1,040,000)	$ 1,040,000	1,165,216
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.33% (d)	24,793,460	24,793,460
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	28,604,450	28,604,450
TOTAL MONEY MARKET FUNDS (Cost $53,397,910)		53,397,910
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,885,494,529)		1,933,594,830
NET OTHER ASSETS - (1.7)%		(33,134,334)
NET ASSETS - 100%		$ 1,900,460,496
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,931
Fidelity Securities Lending Cash Central Fund	317,856
Total	$ 358,787
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 1,799,048,102	$ 1,799,048,102	$ -	$ -
Financials	520	520	-	-
Industrials	54,023,791	54,023,791	-	-
Materials	4,371,515	4,371,515	-	-
Utilities	21,587,776	21,587,776	-	-
Corporate Bonds	1,165,216	-	1,165,216	-
Money Market Funds	53,397,910	53,397,910	-	-
Total Investments in Securities:	$ 1,933,594,830	$ 1,932,429,614	$ 1,165,216	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.5%
Switzerland	10.8%
Netherlands Antilles	6.1%
Canada	3.0%
Others (individually less than 1%)	2.6%
100.0%
Income Tax Information
The Fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $262,842,323 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,045,648) - See accompanying schedule: Unaffiliated issuers (cost $1,832,096,619)	$ 1,880,196,920
Fidelity Central Funds (cost $53,397,910)	53,397,910
Total Investments (cost $1,885,494,529)		$ 1,933,594,830
Receivable for investments sold		512,959
Receivable for fund shares sold		1,688,675
Dividends receivable		2,341,456
Interest receivable		15,918
Distributions receivable from Fidelity Central Funds		42,749
Prepaid expenses		5,008
Other receivables		2,192
Total assets		1,938,203,787

Liabilities
Payable for investments purchased	$ 3,013,542
Payable for fund shares redeemed	4,645,317
Accrued management fee	905,638
Other affiliated payables	534,276
Other payables and accrued expenses	40,068
Collateral on securities loaned, at value	28,604,450
Total liabilities		37,743,291

Net Assets		$ 1,900,460,496
Net Assets consist of:
Paid in capital		$ 2,146,642,790
Undistributed net investment income		2,187,606
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(296,463,994)
Net unrealized appreciation (depreciation) on investments		48,094,094
Net Assets, for 50,344,278 shares outstanding		$ 1,900,460,496
Net Asset Value, offering price and redemption price per share ($1,900,460,496 ÷ 50,344,278 shares)		$ 37.75

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 9,957,544
Interest		15,991
Income from Fidelity Central Funds (including $317,856 from security lending)		358,787
Total income		10,332,322

Expenses
Management fee	$ 4,894,850
Transfer agent fees	2,843,673
Accounting and security lending fees	298,541
Custodian fees and expenses	25,388
Independent trustees' compensation	6,542
Registration fees	65,041
Audit	21,133
Legal	3,008
Interest	122
Miscellaneous	16,734
Total expenses before reductions	8,175,032
Expense reductions	(30,471)	8,144,561
Net investment income (loss)		2,187,761
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,183,659
Foreign currency transactions	(137,869)
Total net realized gain (loss)		35,045,790
Change in net unrealized appreciation (depreciation) on: Investment securities		467,746,131
Net gain (loss)		502,791,921
Net increase (decrease) in net assets resulting from operations		$ 504,979,682

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,187,761	$ 841,184
Net realized gain (loss)	35,045,790	(276,486,254)
Change in net unrealized appreciation (depreciation)	467,746,131	(1,486,947,327)
Net increase (decrease) in net assets resulting from operations	504,979,682	(1,762,592,397)
Distributions to shareholders from net investment income	-	(495,957)
Distributions to shareholders from net realized gain	-	(62,490,281)
Total distributions	-	(62,986,238)
Share transactions Proceeds from sales of shares	336,504,283	1,140,937,797
Reinvestment of distributions	-	59,330,132
Cost of shares redeemed	(278,481,264)	(1,193,502,037)
Net increase (decrease) in net assets resulting from share transactions	58,023,019	6,765,892
Redemption fees	75,872	342,869
Total increase (decrease) in net assets	563,078,573	(1,818,469,874)

Net Assets
Beginning of period	1,337,381,923	3,155,851,797
End of period (including undistributed net investment income of $2,187,606 and distributions in excess of net investment income of $155, respectively)	$ 1,900,460,496	$ 1,337,381,923
Other Information Shares
Sold	9,758,819	22,915,495
Issued in reinvestment of distributions	-	912,631
Redeemed	(8,168,998)	(24,013,312)
Net increase (decrease)	1,589,821	(185,186)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 27.43	$ 64.48	$ 48.80	$ 49.20	$ 38.71	$ 26.52
Income from Investment Operations
Net investment income (loss) E	.04	.02	.01	.18	.12	.19
Net realized and unrealized gain (loss)	10.28	(35.81)	19.61	4.13	12.87	12.43
Total from investment operations	10.32	(35.79)	19.62	4.31	12.99	12.62
Distributions from net investment income	-	(.01)	(.05)	(.10)	(.09)	(.17)
Distributions from net realized gain	-	(1.26)	(3.90)	(4.62)	(2.44)	(.28)
Total distributions	-	(1.27)	(3.95)	(4.72)	(2.53)	(.45)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.03	.02
Net asset value, end of period	$ 37.75	$ 27.43	$ 64.48	$ 48.80	$ 49.20	$ 38.71
Total Return B, C, D	37.62%	(56.63)%	40.72%	8.57%	34.39%	48.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.94% A	.83%	.84%	.89%	.94%	.97%
Expenses net of fee waivers, if any	.94% A	.83%	.84%	.89%	.94%	.97%
Expenses net of all reductions	.94% A	.83%	.84%	.89%	.89%	.93%
Net investment income (loss)	.25% A	.03%	.02%	.36%	.27%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,900,460	$ 1,337,382	$ 3,155,852	$ 2,145,397	$ 2,547,799	$ 1,148,860
Portfolio turnover rate G	109% A	148%	55%	102%	128%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Service Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	23.3	22.7
Weatherford International Ltd.	7.7	4.7
Transocean Ltd.	7.6	9.3
National Oilwell Varco, Inc.	6.4	8.1
BJ Services Co.	4.8	1.8
Smith International, Inc.	4.5	4.2
Halliburton Co.	4.2	4.5
Noble Corp.	3.5	9.4
Atwood Oceanics, Inc.	2.8	2.2
Oceaneering International, Inc.	2.5	0.6
	67.3
Top Industries (% of fund's net assets)
As of August 31, 2009
Energy Equipment & Services	97.4%
Electrical Equipment	2.5%
Industrial Conglomerates	0.0%
All Others*	0.1%

As of February 28, 2009
Energy Equipment & Services	95.6%
Electrical Equipment	2.2%
Industrial Conglomerates	0.3%
All Others*	1.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Energy Service Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
ELECTRICAL EQUIPMENT - 2.4%
Electrical Components & Equipment - 2.4%
centrotherm photovoltaics AG (a)	50,900	$ 2,049,147
Energy Conversion Devices, Inc. (a)(c)	211,000	2,361,090
Evergreen Solar, Inc. (a)	15,300	25,857
First Solar, Inc. (a)(c)	64,000	7,781,120
JA Solar Holdings Co. Ltd. ADR (a)(c)	2,194,400	7,812,064
Q-Cells SE (a)	3,800	58,076
Renewable Energy Corp. AS (a)	134	907
SunPower Corp.:
Class A (a)	45,500	1,153,425
Class B (a)	300,800	6,434,112
		27,675,798
Heavy Electrical Equipment - 0.0%
Vestas Wind Systems AS (a)	1,400	100,446
TOTAL ELECTRICAL EQUIPMENT		27,776,244
ENERGY EQUIPMENT & SERVICES - 97.4%
Oil & Gas Drilling - 24.0%
Atwood Oceanics, Inc. (a)	1,123,525	31,997,992
Bronco Drilling Co., Inc. (a)	113,300	419,210
Diamond Offshore Drilling, Inc.	1,200	107,304
ENSCO International, Inc.	284,800	10,509,120
Helmerich & Payne, Inc.	576,100	19,276,306
Hercules Offshore, Inc. (a)	1,094,431	5,034,383
Nabors Industries Ltd. (a)	1,444,955	25,546,804
Noble Corp.	1,150,935	40,317,253
Northern Offshore Ltd. (a)	2,943,000	3,423,344
Parker Drilling Co. (a)	486,900	2,195,919
Patterson-UTI Energy, Inc.	349,800	4,648,842
Pioneer Drilling Co. (a)	91,000	518,700
Pride International, Inc. (a)	590,100	15,212,778
Rowan Companies, Inc.	53,400	1,105,914
Seadrill Ltd. (c)	1,155,600	20,547,243
Seahawk Drilling, Inc. (a)(c)	39,340	876,889
Transocean Ltd. (a)	1,154,787	87,579,046
Trinidad Drilling Ltd.	1,204,100	6,325,210
Union Drilling, Inc. (a)	375,000	2,347,500
		277,989,757
Oil & Gas Equipment & Services - 73.4%
Allis-Chalmers Energy, Inc. (a)	249,700	819,016
BJ Services Co.	3,470,800	55,741,048
Bristow Group, Inc. (a)	333,040	9,724,768
Cal Dive International, Inc. (a)	65,662	684,855
Cameron International Corp. (a)	536,000	19,140,560
Carbo Ceramics, Inc. (c)	70,700	3,043,635
Compagnie Generale de Geophysique SA (a)	6,500	139,320
Complete Production Services, Inc. (a)	466,500	4,198,500

	Shares	Value
Core Laboratories NV	236,800	$ 21,944,256
Dawson Geophysical Co. (a)	32,600	808,154
Dresser-Rand Group, Inc. (a)	378,300	11,235,510
Dril-Quip, Inc. (a)	528,700	22,554,342
Exterran Holdings, Inc. (a)	341,213	6,152,070
FMC Technologies, Inc. (a)	413,500	19,723,950
Global Industries Ltd. (a)	2,046,700	19,443,650
Gulf Island Fabrication, Inc.	71,200	1,065,864
Gulfmark Offshore, Inc. (a)	72,100	2,150,022
Halliburton Co.	2,069,341	49,064,075
Helix Energy Solutions Group, Inc. (a)	646,800	7,567,560
Hornbeck Offshore Services, Inc. (a)	252,300	5,565,738
ION Geophysical Corp. (a)	428,400	1,092,420
Key Energy Services, Inc. (a)	742,500	5,308,875
Lufkin Industries, Inc.	221,800	9,814,650
NATCO Group, Inc. Class A (a)	130,708	5,437,453
National Oilwell Varco, Inc. (a)	2,029,362	73,767,309
Newpark Resources, Inc. (a)	1,857,163	4,958,625
North American Energy Partners, Inc. (a)	208,200	1,307,496
Oceaneering International, Inc. (a)	555,700	28,990,869
Oil States International, Inc. (a)	422,800	12,459,916
OYO Geospace Corp. (a)	24,400	490,684
Petroleum Geo-Services ASA (a)	1,050	8,323
PHI, Inc. (non-vtg.) (a)	248,100	5,175,366
Prosafe Production Public Ltd. (a)	935,200	1,958,111
RPC, Inc.	198,900	1,817,946
Saipem SpA	100	2,677
Schlumberger Ltd.	4,808,646	270,245,906
SEACOR Holdings, Inc. (a)	2,800	213,164
Smith International, Inc.	1,884,956	51,968,237
Sulphco, Inc. (a)(c)	261,900	416,421
Superior Energy Services, Inc. (a)	710,375	12,950,136
Superior Well Services, Inc. (a)(c)	66,100	596,883
T-3 Energy Services, Inc. (a)	229,000	4,025,820
Tesco Corp. (a)	100	768
TETRA Technologies, Inc. (a)	682,100	6,016,122
TSC Offshore Group Ltd. (a)	4,114,000	939,530
Weatherford International Ltd. (a)	4,501,438	89,803,688
		850,534,288
TOTAL ENERGY EQUIPMENT & SERVICES		1,128,524,045
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	36,000	190,111
TOTAL COMMON STOCKS (Cost $1,039,630,173)		1,156,490,400
Convertible Bonds - 0.1%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $620,000)	$ 620,000	$ 694,648
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.33% (d)	5,533,021	5,533,021
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	20,627,210	20,627,210
TOTAL MONEY MARKET FUNDS (Cost $26,160,231)		26,160,231
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,066,410,404)		1,183,345,279
NET OTHER ASSETS - (2.1)%		(24,560,081)
NET ASSETS - 100%		$ 1,158,785,198
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,321
Fidelity Securities Lending Cash Central Fund	257,528
Total	$ 277,849
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 1,128,524,045	$ 1,128,524,045	$ -	$ -
Industrials	27,966,355	27,966,355	-	-
Corporate Bonds	694,648	-	694,648	-
Money Market Funds	26,160,231	26,160,231	-	-
Total Investments in Securities:	$ 1,183,345,279	$ 1,182,650,631	$ 694,648	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	52.1%
Netherlands Antilles	23.3%
Switzerland	18.8%
Bermuda	2.1%
Netherlands	1.9%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $271,353,144 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,580,979) - See accompanying schedule: Unaffiliated issuers (cost $1,040,250,173)	$ 1,157,185,048
Fidelity Central Funds (cost $26,160,231)	26,160,231
Total Investments (cost $1,066,410,404)		$ 1,183,345,279
Cash		1,745,203
Receivable for investments sold		2,951,231
Receivable for fund shares sold		945,875
Dividends receivable		1,283,502
Interest receivable		9,489
Distributions receivable from Fidelity Central Funds		25,380
Prepaid expenses		3,588
Other receivables		2,361
Total assets		1,190,311,908

Liabilities
Payable for investments purchased	$ 6,857,354
Payable for fund shares redeemed	3,142,602
Accrued management fee	543,524
Other affiliated payables	331,247
Other payables and accrued expenses	24,773
Collateral on securities loaned, at value	20,627,210
Total liabilities		31,526,710

Net Assets		$ 1,158,785,198
Net Assets consist of:
Paid in capital		$ 1,367,063,795
Accumulated net investment loss		(553,456)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(324,657,791)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		116,932,650
Net Assets, for 22,947,102 shares outstanding		$ 1,158,785,198
Net Asset Value, offering price and redemption price per share ($1,158,785,198 ÷ 22,947,102 shares)		$ 50.50

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,106,269
Interest		9,490
Income from Fidelity Central Funds (including $257,528 from security lending)		277,849
Total income		4,393,608

Expenses
Management fee	$ 2,937,647
Transfer agent fees	1,703,680
Accounting and security lending fees	200,534
Custodian fees and expenses	18,006
Independent trustees' compensation	3,931
Registration fees	55,731
Audit	20,689
Legal	1,634
Interest	551
Miscellaneous	11,660
Total expenses before reductions	4,954,063
Expense reductions	(7,121)	4,946,942
Net investment income (loss)		(553,334)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,351,221)
Foreign currency transactions	(11,203)
Total net realized gain (loss)		(21,362,424)
Change in net unrealized appreciation (depreciation) on: Investment securities	387,678,363
Assets and liabilities in foreign currencies	(2,175)
Total change in net unrealized appreciation (depreciation)		387,676,188
Net gain (loss)		366,313,764
Net increase (decrease) in net assets resulting from operations		$ 365,760,430

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (553,334)	$ (477,832)
Net realized gain (loss)	(21,362,424)	(285,795,308)
Change in net unrealized appreciation (depreciation)	387,676,188	(1,034,651,820)
Net increase (decrease) in net assets resulting from operations	365,760,430	(1,320,924,960)
Distributions to shareholders from net realized gain	-	(95,954,641)
Share transactions Proceeds from sales of shares	283,371,888	984,296,735
Reinvestment of distributions	-	90,434,435
Cost of shares redeemed	(231,373,380)	(1,173,417,767)
Net increase (decrease) in net assets resulting from share transactions	51,998,508	(98,686,597)
Redemption fees	80,622	406,720
Total increase (decrease) in net assets	417,839,560	(1,515,159,478)

Net Assets
Beginning of period	740,945,638	2,256,105,116
End of period (including accumulated net investment loss of $553,456 and accumulated net investment loss of $122, respectively)	$ 1,158,785,198	$ 740,945,638
Other Information Shares
Sold	6,208,541	12,065,354
Issued in reinvestment of distributions	-	951,841
Redeemed	(5,137,967)	(15,499,784)
Net increase (decrease)	1,070,574	(2,482,589)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 L

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 33.87	$ 92.62	$ 66.82	$ 68.03	$ 49.44	$ 35.65
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02) H	(.21)	(.21) I	(.12) J	(.20)
Net realized and unrealized gain (loss)	16.65	(54.75)	28.45	3.07	18.64	13.95
Total from investment operations	16.63	(54.77)	28.24	2.86	18.52	13.75
Distributions from net realized gain	-	(4.00)	(2.46)	(4.15)	-	-
Redemption fees added to paid in capital E	- M	.02	.02	.08	.07	.04
Net asset value, end of period	$ 50.50	$ 33.87	$ 92.62	$ 66.82	$ 68.03	$ 49.44
Total Return B,C,D	49.10%	(61.89)%	42.91%	3.92%	37.60%	38.68%
Ratios to Average Net Assets F,K
Expenses before reductions	.95% A	.82%	.83%	.88%	.94%	.98%
Expenses net of fee waivers, if any	.95% A	.82%	.83%	.88%	.94%	.98%
Expenses net of all reductions	.95% A	.82%	.83%	.88%	.91%	.96%
Net investment income (loss)	(.11)% A	(.03)% H	(.23)%	(.30)% I	(.21)% J	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,158,785	$ 740,946	$ 2,256,105	$ 1,221,404	$ 1,734,076	$ 896,252
Portfolio turnover rate G	80% A	82%	64%	92%	58%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. J Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L For the year ended February 29. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Gas Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Chesapeake Energy Corp.	9.0	7.9
Plains Exploration & Production Co.	8.1	5.3
Southwestern Energy Co.	5.6	6.9
Anadarko Petroleum Corp.	5.3	0.4
Range Resources Corp.	5.0	8.1
Denbury Resources, Inc.	4.7	8.0
Massey Energy Co.	3.5	0.1
Weatherford International Ltd.	2.9	1.4
SandRidge Energy, Inc.	2.9	0.5
Ultra Petroleum Corp.	2.7	2.6
	49.7
Top Industries (% of fund's net assets)
As of August 31, 2009
Oil, Gas & Consumable Fuels	73.8%
Energy Equipment & Services	18.2%
Electrical Equipment	2.9%
Electric Utilities	1.2%
Gas Utilities	0.8%
All Others*	3.1%

As of February 28, 2009
Oil, Gas & Consumable Fuels	79.0%
Energy Equipment & Services	15.9%
Electrical Equipment	4.1%
Metals & Mining	0.4%
Independent Power Producers & Energy Traders	0.3%
All Others*	0.3%

* Includes short-term investments and net other assets.

Semiannual Report

Select Natural Gas Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
ELECTRIC UTILITIES - 1.2%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	200,000	$ 5,282,000
Entergy Corp.	62,600	4,945,400
FPL Group, Inc.	41,600	2,337,088
		12,564,488
ELECTRICAL EQUIPMENT - 2.9%
Electrical Components & Equipment - 2.9%
First Solar, Inc. (a)(c)	81,200	9,872,296
Renewable Energy Corp. AS (a)(c)	823,032	5,573,225
SunPower Corp.:
Class A (a)	34,800	882,180
Class B (a)	625,800	13,385,862
		29,713,563
ENERGY EQUIPMENT & SERVICES - 18.2%
Oil & Gas Drilling - 10.7%
Atwood Oceanics, Inc. (a)	303,290	8,637,699
Diamond Offshore Drilling, Inc. (c)	40,000	3,576,800
ENSCO International, Inc.	262,000	9,667,800
Helmerich & Payne, Inc.	619,115	20,715,588
Nabors Industries Ltd. (a)	1,338,882	23,671,434
Noble Corp.	517,300	18,121,019
Northern Offshore Ltd. (a)	1,400,000	1,628,502
Patterson-UTI Energy, Inc.	525,700	6,986,553
Pride International, Inc. (a)	312,600	8,058,828
Scorpion Offshore Ltd. (a)	150,000	496,028
Seadrill Ltd.	259,900	4,621,174
Seahawk Drilling, Inc. (a)	20,840	464,524
Transocean Ltd. (a)	29,927	2,269,664
		108,915,613
Oil & Gas Equipment & Services - 7.5%
BJ Services Co.	998,700	16,039,122
Cameron International Corp. (a)	123,744	4,418,898
Halliburton Co.	245,100	5,811,321
National Oilwell Varco, Inc. (a)	266,256	9,678,406
Smith International, Inc.	330,690	9,117,123
TSC Offshore Group Ltd. (a)	3,962,000	904,817
Weatherford International Ltd. (a)	1,494,200	29,809,290
		75,778,977
TOTAL ENERGY EQUIPMENT & SERVICES		184,694,590
GAS UTILITIES - 0.8%
Gas Utilities - 0.8%
China Resources Gas Group Ltd.	2,354,000	2,232,374
Xinao Gas Holdings Ltd.	3,658,000	5,833,581
		8,065,955
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Independent Power Producers & Energy Traders - 0.1%
RRI Energy, Inc. (a)	186,600	1,108,404

	Shares	Value
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (a)	100,000	$ 1,107,254
Timminco Ltd. (a)(c)	517,900	586,695
		1,693,949
MULTI-UTILITIES - 0.7%
Multi-Utilities - 0.7%
Sempra Energy	140,300	7,038,851
OIL, GAS & CONSUMABLE FUELS - 68.4%
Coal & Consumable Fuels - 7.4%
Arch Coal, Inc.	402,708	6,974,903
China Coal Energy Co. Ltd. (H Shares)	3,947,000	4,995,848
China Shenhua Energy Co. Ltd. (H Shares)	1,970,000	7,943,087
CONSOL Energy, Inc.	261,900	9,797,679
Evergreen Energy, Inc. (a)(c)	4,517,715	4,608,069
Massey Energy Co.	1,310,300	35,482,924
Peabody Energy Corp.	29,200	954,256
PT Bumi Resources Tbk	16,479,500	4,741,109
		75,497,875
Integrated Oil & Gas - 2.0%
ConocoPhillips	19,500	878,085
Hess Corp.	371,600	18,799,244
InterOil Corp. (a)(c)	26,400	811,008
		20,488,337
Oil & Gas Exploration & Production - 54.5%
Anadarko Petroleum Corp.	1,014,400	53,631,328
Apache Corp.	17,700	1,503,615
Cabot Oil & Gas Corp.	168,300	5,932,575
Chesapeake Energy Corp.	3,997,650	91,306,325
Comstock Resources, Inc. (a)	140,600	4,967,398
Concho Resources, Inc. (a)	405,200	13,205,468
Denbury Resources, Inc. (a)	3,147,475	47,904,570
Devon Energy Corp.	182,800	11,220,264
EOG Resources, Inc.	259,400	18,676,800
EXCO Resources, Inc. (a)	686,900	10,069,954
Forest Oil Corp. (a)	128,763	2,024,154
FX Energy, Inc. (a)	100,000	339,000
Niko Resources Ltd.	25,000	1,621,597
Noble Energy, Inc.	123,100	7,442,626
Petrobank Energy & Resources Ltd. (a)	38,700	1,436,136
Petrohawk Energy Corp. (a)	963,472	20,743,552
Plains Exploration & Production Co. (a)	3,143,260	82,510,575
Quicksilver Resources, Inc. (a)(c)	746,253	8,074,457
Range Resources Corp.	1,046,900	50,638,553
SandRidge Energy, Inc. (a)	2,393,000	29,194,600
Southwestern Energy Co. (a)	1,541,600	56,823,376
Ultra Petroleum Corp. (a)	598,119	27,770,665
Venoco, Inc. (a)	711,695	5,729,145
XTO Energy, Inc.	40,275	1,554,615
		554,321,348
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 2.5%
Holly Corp.	166,000	$ 3,791,440
Petroplus Holdings AG	28,564	700,782
Tesoro Corp. (c)	712,446	10,031,240
Valero Energy Corp.	557,400	10,445,676
		24,969,138
Oil & Gas Storage & Transport - 2.0%
Copano Energy LLC	596,451	9,262,884
Markwest Energy Partners LP	347,900	7,187,614
Quicksilver Gas Services LP	260,600	3,830,820
		20,281,318
TOTAL OIL, GAS & CONSUMABLE FUELS		695,558,016
TOTAL COMMON STOCKS (Cost $1,106,627,718)		940,437,816
Convertible Preferred Stocks - 2.5%

OIL, GAS & CONSUMABLE FUELS - 2.5%
Oil & Gas Exploration & Production - 2.5%
SandRidge Energy, Inc. 8.50% (a)(d) (Cost $14,256,000)	150,000	25,486,500
Convertible Bonds - 2.9%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	$ 550,000	616,220

	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS - 2.9%
Oil & Gas Exploration & Production - 2.9%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 37,160,000	$ 29,126,008
TOTAL CONVERTIBLE BONDS (Cost $23,692,065)		29,742,228
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	9,929,543	9,929,543
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	33,647,711	33,647,711
TOTAL MONEY MARKET FUNDS (Cost $43,577,254)		43,577,254
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,188,153,037)		1,039,243,798
NET OTHER ASSETS - (2.2)%		(21,975,885)
NET ASSETS - 100%		$ 1,017,267,913
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 25,486,500 or 2.5% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,744
Fidelity Securities Lending Cash Central Fund	285,508
Total	$ 328,252
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 905,739,106	$ 880,252,606	$ 25,486,500	$ -
Industrials	29,713,563	29,713,563	-	-
Materials	1,693,949	1,693,949	-	-
Utilities	28,777,698	28,777,698	-	-
Corporate Bonds	29,742,228	-	29,742,228	-
Money Market Funds	43,577,254	43,577,254	-	-
Total Investments in Securities:	$ 1,039,243,798	$ 984,015,070	$ 55,228,728	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
Switzerland	5.0%
Canada	3.3%
China	1.5%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $56,730,497 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $257,879,894 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,845,519) - See accompanying schedule: Unaffiliated issuers (cost $1,144,575,783)	$ 995,666,544
Fidelity Central Funds (cost $43,577,254)	43,577,254
Total Investments (cost $1,188,153,037)		$ 1,039,243,798
Receivable for investments sold		24,477,695
Receivable for fund shares sold		2,158,131
Dividends receivable		423,319
Interest receivable		279,376
Distributions receivable from Fidelity Central Funds		32,316
Prepaid expenses		3,009
Other receivables		6,000
Total assets		1,066,623,644

Liabilities
Payable for investments purchased	$ 12,312,907
Payable for fund shares redeemed	2,578,060
Accrued management fee	483,590
Other affiliated payables	301,614
Other payables and accrued expenses	31,849
Collateral on securities loaned, at value	33,647,711
Total liabilities		49,355,731

Net Assets		$ 1,017,267,913
Net Assets consist of:
Paid in capital		$ 1,550,173,620
Accumulated net investment loss		(3,746,495)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(380,246,077)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(148,913,135)
Net Assets, for 36,357,260 shares outstanding		$ 1,017,267,913
Net Asset Value, offering price and redemption price per share ($1,017,267,913 ÷ 36,357,260 shares)		$ 27.98

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 3,597,961
Interest		568,422
Income from Fidelity Central Funds (including $285,508 from security lending)		328,252
Total income		4,494,635

Expenses
Management fee	$ 2,576,385
Transfer agent fees	1,557,434
Accounting and security lending fees	183,000
Custodian fees and expenses	25,729
Independent trustees' compensation	3,453
Registration fees	49,964
Audit	20,887
Legal	1,548
Interest	65
Miscellaneous	9,653
Total expenses before reductions	4,428,118
Expense reductions	(11,656)	4,416,462
Net investment income (loss)		78,173
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,159,137
Foreign currency transactions	(51,565)
Total net realized gain (loss)		6,107,572
Change in net unrealized appreciation (depreciation) on: Investment securities	307,113,573
Assets and liabilities in foreign currencies	(3,197)
Total change in net unrealized appreciation (depreciation)		307,110,376
Net gain (loss)		313,217,948
Net increase (decrease) in net assets resulting from operations		$ 313,296,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,173	$ (1,874,591)
Net realized gain (loss)	6,107,572	(383,695,753)
Change in net unrealized appreciation (depreciation)	307,110,376	(895,676,854)
Net increase (decrease) in net assets resulting from operations	313,296,121	(1,281,247,198)
Distributions to shareholders from net realized gain	-	(73,105,192)
Share transactions Proceeds from sales of shares	191,498,811	1,350,618,090
Reinvestment of distributions	-	66,614,755
Cost of shares redeemed	(192,586,581)	(961,532,824)
Net increase (decrease) in net assets resulting from share transactions	(1,087,770)	455,700,021
Redemption fees	57,926	384,033
Total increase (decrease) in net assets	312,266,277	(898,268,336)

Net Assets
Beginning of period	705,001,636	1,603,269,972
End of period (including accumulated net investment loss of $3,746,495 and accumulated net investment loss of $3,824,668, respectively)	$ 1,017,267,913	$ 705,001,636
Other Information Shares
Sold	7,386,261	30,313,112
Issued in reinvestment of distributions	-	1,342,769
Redeemed	(7,828,248)	(26,979,116)
Net increase (decrease)	(441,987)	4,676,765

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 19.16	$ 49.91	$ 39.61	$ 38.86	$ 34.41	$ 23.00
Income from Investment Operations
Net investment income (loss) E	- K	(.05)	(.05)	(.03) H	(.09)	.01
Net realized and unrealized gain (loss)	8.82	(28.62)	14.53	4.08	8.58	11.83
Total from investment operations	8.82	(28.67)	14.48	4.05	8.49	11.84
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	-	(2.09)	(4.19)	(3.31)	(4.08)	(.44)
Total distributions	-	(2.09)	(4.19)	(3.31)	(4.08)	(.46)
Redemption fees added to paid in capital E	- K	.01	.01	.01	.04	.03
Net asset value, end of period	$ 27.98	$ 19.16	$ 49.91	$ 39.61	$ 38.86	$ 34.41
Total Return B, C, D	46.03%	(59.99)%	38.08%	10.43%	26.28%	52.01%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	.85%	.85%	.90%	.95%	.98%
Expenses net of fee waivers, if any	.97% A	.85%	.85%	.90%	.95%	.98%
Expenses net of all reductions	.97% A	.85%	.85%	.89%	.88%	.94%
Net investment income (loss)	.02% A	(.13)%	(.10)%	(.09)% H	(.24)%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,017,268	$ 705,002	$ 1,603,270	$ 1,025,589	$ 1,555,579	$ 947,538
Portfolio turnover rate G	133% A	81%	68%	59%	148%	190%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Resources Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Occidental Petroleum Corp.	6.9	5.0
Southwestern Energy Co.	4.5	5.0
Schlumberger Ltd.	4.1	2.1
Suncor Energy, Inc.	4.0	1.8
Marathon Oil Corp.	3.8	0.6
Petrohawk Energy Corp.	3.5	3.2
Weatherford International Ltd.	3.3	2.1
Canadian Natural Resources Ltd.	3.2	3.0
Freeport-McMoRan Copper & Gold, Inc.	3.1	2.3
Chesapeake Energy Corp.	3.0	0.8
	39.4
Top Industries (% of fund's net assets)
As of August 31, 2009
Oil, Gas & Consumable Fuels	50.9%
Energy Equipment & Services	28.5%
Metals & Mining	14.6%
Containers & Packaging	1.7%
Electrical Equipment	1.7%
All Others*	2.6%

As of February 28, 2009
Oil, Gas & Consumable Fuels	56.8%
Energy Equipment & Services	23.2%
Metals & Mining	14.1%
Electrical Equipment	1.6%
Chemicals	1.5%
All Others*	2.8%

* Includes short-term investments and net other assets.

Semiannual Report

Select Natural Resources Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CHEMICALS - 1.3%
Commodity Chemicals - 0.2%
Calgon Carbon Corp. (a)	146,700	$ 2,097,810
Fertilizers & Agricultural Chemicals - 1.1%
Terra Industries, Inc.	387,500	12,055,125
The Mosaic Co.	60,200	2,917,894
		14,973,019
TOTAL CHEMICALS		17,070,829
CONTAINERS & PACKAGING - 1.7%
Metal & Glass Containers - 1.7%
Ball Corp.	100,700	4,879,922
Crown Holdings, Inc. (a)	110,000	2,731,300
Greif, Inc. Class A	32,300	1,600,142
Owens-Illinois, Inc. (a)	405,600	13,766,064
		22,977,428
ELECTRICAL EQUIPMENT - 1.6%
Electrical Components & Equipment - 1.6%
centrotherm photovoltaics AG (a)	57,100	2,298,749
Energy Conversion Devices, Inc. (a)(c)	183,100	2,048,889
First Solar, Inc. (a)(c)	77,600	9,434,608
JA Solar Holdings Co. Ltd. ADR (a)	718,300	2,557,148
SunPower Corp.:
Class A (a)	50,000	1,267,500
Class B (a)	166,100	3,552,879
		21,159,773
ENERGY EQUIPMENT & SERVICES - 28.5%
Oil & Gas Drilling - 9.4%
Atwood Oceanics, Inc. (a)	381,400	10,862,272
Diamond Offshore Drilling, Inc.	900	80,478
Helmerich & Payne, Inc.	376,500	12,597,690
Hercules Offshore, Inc. (a)	571,594	2,629,332
Nabors Industries Ltd. (a)	1,133,200	20,034,976
Noble Corp.	1,115,100	39,061,953
Northern Offshore Ltd. (a)	1,280,000	1,488,916
Patterson-UTI Energy, Inc.	426,000	5,661,540
Pride International, Inc. (a)	264,400	6,816,232
Seadrill Ltd.	550,000	9,779,321
Seahawk Drilling, Inc. (a)	17,626	392,884
Transocean Ltd. (a)	200,200	15,183,168
		124,588,762
Oil & Gas Equipment & Services - 19.1%
Baker Hughes, Inc.	1,000	34,450
BJ Services Co.	2,140,300	34,373,218
Cameron International Corp. (a)	100	3,571
Core Laboratories NV	68,100	6,310,827
Dresser-Rand Group, Inc. (a)	87,200	2,589,840
Dril-Quip, Inc. (a)	359,400	15,332,004
Exterran Holdings, Inc. (a)	69,850	1,259,396

	Shares	Value
FMC Technologies, Inc. (a)	205,900	$ 9,821,430
Global Industries Ltd. (a)	473,400	4,497,300
Halliburton Co.	859,600	20,381,116
Helix Energy Solutions Group, Inc. (a)	12,400	145,080
Hornbeck Offshore Services, Inc. (a)	122,800	2,708,968
National Oilwell Varco, Inc. (a)	433,158	15,745,293
Oceaneering International, Inc. (a)	227,400	11,863,458
Schlumberger Ltd.	967,652	54,382,042
Smith International, Inc.	750,300	20,685,771
Superior Energy Services, Inc. (a)	172,000	3,135,560
TSC Offshore Group Ltd. (a)	3,250,000	742,215
Weatherford International Ltd. (a)	2,155,380	42,999,831
Willbros Group, Inc. (a)	402,700	5,013,615
		252,024,985
TOTAL ENERGY EQUIPMENT & SERVICES		376,613,747
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.3%
Corn Products International, Inc.	124,200	3,683,772
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	89,500	3,021,520
Zhongyu Gas Holdings Ltd. (a)	12,744,000	756,374
		3,777,894
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	159,070	4,271,030
METALS & MINING - 14.6%
Aluminum - 0.8%
Alcoa, Inc.	873,600	10,526,880
Diversified Metals & Mining - 4.2%
Compass Minerals International, Inc.	31,666	1,683,998
Freeport-McMoRan Copper & Gold, Inc.	655,267	41,268,716
RTI International Metals, Inc. (a)	138	2,652
Teck Resources Ltd. Class B (sub. vtg.) (a)	512,900	12,379,699
Titanium Metals Corp.	76	625
Walter Energy, Inc.	100	5,191
		55,340,881
Gold - 9.3%
Agnico-Eagle Mines Ltd. (Canada)	214,800	12,321,663
Barrick Gold Corp.	671,400	23,173,298
Eldorado Gold Corp. (a)	972,000	10,034,350
Gold Fields Ltd. sponsored ADR	200,100	2,415,207
Goldcorp, Inc.	267,700	9,755,667
Harmony Gold Mining Co. Ltd. sponsored ADR	607,000	5,705,800
IAMGOLD Corp.	1,077,800	12,524,773
Kinross Gold Corp.	309,467	5,874,954
Lihir Gold Ltd. (a)	3,693,798	8,651,516
Newcrest Mining Ltd.	496,958	12,610,287
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Newmont Mining Corp.	204,400	$ 8,214,836
Randgold Resources Ltd. sponsored ADR	78,600	4,622,466
Royal Gold, Inc.	200	7,936
Yamana Gold, Inc.	867,800	7,983,506
		123,896,259
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	929,500	4,061,623
TOTAL METALS & MINING		193,825,643
OIL, GAS & CONSUMABLE FUELS - 50.9%
Coal & Consumable Fuels - 5.9%
Alpha Natural Resources, Inc. (a)	537,814	17,376,770
Arch Coal, Inc.	921,500	15,960,380
CONSOL Energy, Inc.	267,600	10,010,916
Massey Energy Co.	1,265,800	34,277,864
USEC, Inc. (a)	1,600	7,280
		77,633,210
Integrated Oil & Gas - 15.6%
Chevron Corp.	1,900	132,886
Exxon Mobil Corp.	1,900	131,385
Hess Corp.	129,000	6,526,110
Marathon Oil Corp.	1,630,000	50,318,100
Occidental Petroleum Corp.	1,256,400	91,842,841
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	134,200	4,455,440
Suncor Energy, Inc.	1,727,352	52,849,460
		206,256,222
Oil & Gas Exploration & Production - 27.6%
Anadarko Petroleum Corp.	203,800	10,774,906
Apache Corp.	244,100	20,736,295
Berry Petroleum Co. Class A	215,300	4,859,321
Cabot Oil & Gas Corp.	362,400	12,774,600
Canadian Natural Resources Ltd.	737,200	42,234,434
Chesapeake Energy Corp.	1,744,100	39,835,244
Comstock Resources, Inc. (a)	222,700	7,867,991
Concho Resources, Inc. (a)	107,600	3,506,684
Denbury Resources, Inc. (a)	1,102,700	16,783,094
Encore Acquisition Co. (a)	152,600	5,751,494
EOG Resources, Inc.	800	57,600
EXCO Resources, Inc. (a)	996,750	14,612,355
Mariner Energy, Inc. (a)	124	1,504
Newfield Exploration Co. (a)	269,900	10,442,431
Nexen, Inc.	378,000	7,424,630
Niko Resources Ltd.	37,200	2,412,936
Noble Energy, Inc.	119,900	7,249,154
Oil Search Ltd.	799,618	4,239,254
Petrobank Energy & Resources Ltd. (a)	50,000	1,855,472
Petrohawk Energy Corp. (a)	2,133,140	45,926,504
Plains Exploration & Production Co. (a)	587,213	15,414,341

	Shares	Value
Range Resources Corp.	350,873	$ 16,971,727
SandRidge Energy, Inc. (a)	473,000	5,770,600
Southwestern Energy Co. (a)	1,634,000	60,229,240
Ultra Petroleum Corp. (a)	171,400	7,958,102
Whiting Petroleum Corp. (a)	1,100	53,394
		365,743,307
Oil & Gas Refining & Marketing - 1.5%
Frontier Oil Corp.	793,700	10,183,171
Holly Corp.	302,100	6,899,964
Sunoco, Inc.	33,500	901,150
Tesoro Corp.	185,900	2,617,472
Western Refining, Inc. (a)	100	607
		20,602,364
Oil & Gas Storage & Transport - 0.3%
El Paso Corp.	452,400	4,175,652
Williams Companies, Inc.	1,000	16,440
		4,192,092
TOTAL OIL, GAS & CONSUMABLE FUELS		674,427,195
PAPER & FOREST PRODUCTS - 0.0%
Forest Products - 0.0%
Weyerhaeuser Co.	100	3,739
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Mortgage REITs - 0.0%
Walter Investment Management Corp.	1	14
TOTAL COMMON STOCKS (Cost $1,231,005,604)		1,317,811,064
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $710,000)	$ 710,000	795,484
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	9,606,063	$ 9,606,063
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	11,412,275	11,412,275
TOTAL MONEY MARKET FUNDS (Cost $21,018,338)		21,018,338
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,252,733,942)		1,339,624,886
NET OTHER ASSETS - (1.2)%		(15,528,325)
NET ASSETS - 100%		$ 1,324,096,561
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,490
Fidelity Securities Lending Cash Central Fund	119,007
Total	$ 139,497
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$ 3,683,772	$ 3,683,772	$ -	$ -
Energy	1,051,040,942	1,051,040,942	-	-
Financials	14	14	-	-
Industrials	21,159,773	21,159,773	-	-
Materials	233,877,639	233,877,639	-	-
Utilities	8,048,924	8,048,924	-	-
Corporate Bonds	795,484	-	795,484	-
Money Market Funds	21,018,338	21,018,338	-	-
Total Investments in Securities:	$ 1,339,624,886	$ 1,338,829,402	$ 795,484	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.2%
Canada	15.7%
Switzerland	7.5%
Netherlands Antilles	4.1%
Bermuda	1.1%
Papua New Guinea	1.0%
Australia	1.0%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $125,735,259 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $328,420,523 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,873,889) - See accompanying schedule: Unaffiliated issuers (cost $1,231,715,604)	$ 1,318,606,548
Fidelity Central Funds (cost $21,018,338)	21,018,338
Total Investments (cost $1,252,733,942)		$ 1,339,624,886
Receivable for fund shares sold		1,587,635
Dividends receivable		969,214
Interest receivable		10,867
Distributions receivable from Fidelity Central Funds		8,553
Prepaid expenses		3,678
Other receivables		3,217
Total assets		1,342,208,050

Liabilities
Payable for investments purchased	$ 2,079,487
Payable for fund shares redeemed	3,550,932
Accrued management fee	634,467
Other affiliated payables	400,446
Other payables and accrued expenses	33,882
Collateral on securities loaned, at value	11,412,275
Total liabilities		18,111,489

Net Assets		$ 1,324,096,561
Net Assets consist of:
Paid in capital		$ 1,734,288,311
Accumulated net investment loss		(276,195)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(496,806,499)
Net unrealized appreciation (depreciation) on investments		86,890,944
Net Assets, for 54,635,278 shares outstanding		$ 1,324,096,561
Net Asset Value, offering price and redemption price per share ($1,324,096,561 ÷ 54,635,278 shares)		$ 24.24

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 5,313,777
Interest		10,938
Income from Fidelity Central Funds (including $119,007 from security lending)		139,497
Total income		5,464,212

Expenses
Management fee	$ 3,387,701
Transfer agent fees	2,060,448
Accounting and security lending fees	223,401
Custodian fees and expenses	26,073
Independent trustees' compensation	4,494
Registration fees	45,312
Audit	19,933
Legal	1,954
Interest	319
Miscellaneous	12,256
Total expenses before reductions	5,781,891
Expense reductions	(41,484)	5,740,407
Net investment income (loss)		(276,195)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,200,632)
Foreign currency transactions	(75,295)
Total net realized gain (loss)		(8,275,927)
Change in net unrealized appreciation (depreciation) on: Investment securities	378,525,565
Assets and liabilities in foreign currencies	(30,181)
Total change in net unrealized appreciation (depreciation)		378,495,384
Net gain (loss)		370,219,457
Net increase (decrease) in net assets resulting from operations		$ 369,943,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (276,195)	$ 610,162
Net realized gain (loss)	(8,275,927)	(481,787,967)
Change in net unrealized appreciation (depreciation)	378,495,384	(864,632,048)
Net increase (decrease) in net assets resulting from operations	369,943,262	(1,345,809,853)
Distributions to shareholders from net investment income	-	(636,818)
Distributions to shareholders from net realized gain	-	(30,567,245)
Total distributions	-	(31,204,063)
Share transactions Proceeds from sales of shares	253,804,392	1,221,643,673
Reinvestment of distributions	-	30,006,724
Cost of shares redeemed	(222,818,637)	(1,380,303,375)
Net increase (decrease) in net assets resulting from share transactions	30,985,755	(128,652,978)
Redemption fees	57,419	402,052
Total increase (decrease) in net assets	400,986,436	(1,505,264,842)
Net Assets
Beginning of period	923,110,125	2,428,374,967
End of period (including accumulated net investment loss of $276,195 and $0, respectively)	$ 1,324,096,561	$ 923,110,125
Other Information Shares
Sold	11,391,673	34,996,171
Issued in reinvestment of distributions	-	769,798
Redeemed	(10,300,538)	(44,494,728)
Net increase (decrease)	1,091,135	(8,728,759)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 39.00	$ 28.75	$ 25.87	$ 20.07	$ 14.90
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.03	.08	.05	.09
Net realized and unrealized gain (loss)	7.01	(21.29)	11.74	3.81	6.72	5.42
Total from investment operations	7.00	(21.28)	11.77	3.89	6.77	5.51
Distributions from net investment income	-	(.01)	(.03)	(.07)	(.04)	(.07)
Distributions from net realized gain	-	(.48)	(1.50)	(.95)	(.95)	(.28)
Total distributions	-	(.49)	(1.53)	(1.02)	(.99)	(.35)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 24.24	$ 17.24	$ 39.00	$ 28.75	$ 25.87	$ 20.07
Total Return B,C,D	40.60%	(55.24)%	41.62%	15.18%	34.50%	37.51%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.85%	.85%	.93%	.99%	1.04%
Expenses net of fee waivers, if any	.96% A	.85%	.85%	.93%	.99%	1.04%
Expenses net of all reductions	.96% A	.84%	.85%	.92%	.93%	1.00%
Net investment income (loss)	(.05)% A	.03%	.09%	.31%	.21%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,324,097	$ 923,110	$ 2,428,375	$ 958,443	$ 880,840	$ 308,695
Portfolio turnover rate G	87% A	136%	44%	116%	119%	101%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio (the Funds) are funds of Fidelity Select Portfolios (the trust). Energy Portfolio, Energy Service Portfolio, and Natural Gas Portfolio are non-diversified funds. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. The Natural Resources Portfolio may also invest in certain precious metals. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 14, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for each Fund's investments, is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Energy Portfolio	$ 1,944,226,916	$ 318,958,380	$ (329,590,466)	$ (10,632,086)
Energy Service Portfolio	1,101,169,966	225,470,041	(143,294,728)	82,175,313
Natural Gas Portfolio	1,259,882,334	119,834,473	(340,473,009)	(220,638,536)
Natural Resources Portfolio	1,279,634,278	243,373,850	(183,383,242)	59,990,608

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	970,824,080	920,483,617
Energy Service Portfolio	467,530,751	403,533,327
Natural Gas Portfolio	590,686,074	612,694,896
Natural Resources Portfolio	537,605,488	511,704,913

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.26%	.56%
Energy Service Portfolio	.30%	.26%	.56%
Natural Gas Portfolio	.30%	.26%	.56%
Natural Resources Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.33%
Energy Service Portfolio	.33%
Natural Gas Portfolio	.34%
Natural Resources Portfolio	.34%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$ 3,859
Energy Service Portfolio	7,385
Natural Gas Portfolio	17,943
Natural Resources Portfolio	3,599

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$ 8,355,000.53%		$ 122
Energy Service Portfolio	Borrower	7,239,667.46%		551
Natural Gas Portfolio	Borrower	5,395,000.43%		65
Natural Resources Portfolio	Borrower	3,451,125.42%		319

Semiannual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Energy Portfolio	$ 2,663
Energy Service Portfolio	1,578
Natural Gas Portfolio	1,397
Natural Resources Portfolio	1,830

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Energy Portfolio	$ 30,316	$ 155
Energy Service Portfolio	7,079	42
Natural Gas Portfolio	11,622	34
Natural Resources Portfolio	41,391	93

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Energy

Select Energy Service

Select Natural Gas

Select Natural Resources

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Energy Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Energy Service Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Natural Gas Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Natural Resources Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. For each of Energy Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio, the Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark. For Energy Service Portfolio, the Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Energy Portfolio

Energy Service Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Natural Gas Portfolio

Natural Resources Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELNR-USAN-1009
1.813653.104

Fidelity®
Select Portfolios®
Financials Sector

Select Banking Portfolio

Select Brokerage and Investment Management Portfolio

Select Financial Services Portfolio

Select Home Finance Portfolio

Select Insurance Portfolio

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Financials Sector
Banking	<Click Here>
Brokerage and Investment Management	<Click Here>
Financial Services	<Click Here>
Home Finance	<Click Here>
Insurance	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Banking Portfolio	.98%
Actual		$ 1,000.00	$ 1,709.50	$ 6.69
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Brokerage and Investment Management Portfolio	.97%
Actual		$ 1,000.00	$ 1,783.60	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94
Financial Services Portfolio	.99%
Actual		$ 1,000.00	$ 1,741.40	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Home Finance Portfolio	1.07%
Actual		$ 1,000.00	$ 1,324.90	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Insurance Portfolio	1.01%
Actual		$ 1,000.00	$ 1,653.00	$ 6.75
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Banking Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	24.1	23.1
U.S. Bancorp, Delaware	5.6	6.3
JPMorgan Chase & Co.	5.5	5.2
PNC Financial Services Group, Inc.	5.0	5.4
Bank of America Corp.	3.9	0.3
BB&T Corp.	3.9	1.8
SunTrust Banks, Inc.	3.6	2.1
Comerica, Inc.	3.6	1.7
Capital One Financial Corp.	3.2	0.0
Regions Financial Corp.	3.0	0.7
	61.4
Top Industries (% of fund's net assets)
As of August 31, 2009
Commercial Banks	71.6%
Diversified Financial Services	10.0%
Consumer Finance	3.2%
Thrifts & Mortgage Finance	3.0%
Capital Markets	2.5%
All Others*	9.7%

As of February 28, 2009
Commercial Banks	65.1%
Thrifts & Mortgage Finance	10.1%
Capital Markets	5.8%
Diversified Financial Services	5.5%
IT Services	4.6%
All Others*	8.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Banking Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CAPITAL MARKETS - 2.5%
Asset Management & Custody Banks - 1.4%
Bank of New York Mellon Corp.	153,603	$ 4,548,185
Investment Banking & Brokerage - 1.1%
Morgan Stanley	128,300	3,715,568
TOTAL CAPITAL MARKETS		8,263,753
COMMERCIAL BANKS - 71.6%
Diversified Banks - 33.3%
Comerica, Inc.	446,000	11,894,820
U.S. Bancorp, Delaware	828,900	18,749,718
Wells Fargo & Co.	2,922,992	80,440,740
		111,085,278
Regional Banks - 38.3%
Associated Banc-Corp.	434,020	4,500,787
Bank of Hawaii Corp.	41,000	1,617,450
BB&T Corp.	466,200	13,025,628
BOK Financial Corp.	20,000	904,800
Boston Private Financial Holdings, Inc. (c)	740,400	3,716,808
City National Corp. (c)	96,400	3,807,800
Columbia Banking Systems, Inc.	400,300	6,568,923
Fifth Third Bancorp	916,300	10,024,322
Huntington Bancshares, Inc. (c)	1,656,451	7,553,417
KeyCorp	1,071,024	7,133,020
Nara Bancorp, Inc.	427,200	3,738,000
Pacific Continental Corp.	96,600	923,496
PacWest Bancorp	320,300	6,313,113
PNC Financial Services Group, Inc.	394,941	16,820,537
Regions Financial Corp.	1,728,200	10,127,252
SunTrust Banks, Inc.	515,200	12,040,224
SVB Financial Group (a)(c)	159,500	6,340,125
TCF Financial Corp. (c)	464,300	6,388,768
Umpqua Holdings Corp.	312,000	3,216,720
Wintrust Financial Corp.	111,000	3,071,370
		127,832,560
TOTAL COMMERCIAL BANKS		238,917,838
CONSUMER FINANCE - 3.2%
Consumer Finance - 3.2%
Capital One Financial Corp.	284,800	10,620,192
DIVERSIFIED FINANCIAL SERVICES - 10.0%
Other Diversified Financial Services - 9.4%
Bank of America Corp.	745,448	13,112,430
JPMorgan Chase & Co.	424,500	18,448,770
		31,561,200

	Shares	Value
Specialized Finance - 0.6%
CME Group, Inc.	6,500	$ 1,891,760
TOTAL DIVERSIFIED FINANCIAL SERVICES		33,452,960
INSURANCE - 1.6%
Life & Health Insurance - 0.5%
MetLife, Inc.	42,600	1,608,576
Property & Casualty Insurance - 1.1%
ACE Ltd.	37,200	1,941,096
Berkshire Hathaway, Inc. Class A (a)	17	1,714,450
		3,655,546
TOTAL INSURANCE		5,264,122
IT SERVICES - 1.7%
Data Processing & Outsourced Services - 1.7%
The Western Union Co.	100,100	1,805,804
Visa, Inc. Class A	54,800	3,896,280
		5,702,084
REAL ESTATE INVESTMENT TRUSTS - 1.4%
Industrial REITs - 0.4%
ProLogis Trust	120,800	1,343,296
Mortgage REITs - 1.0%
Annaly Capital Management, Inc.	196,600	3,409,044
TOTAL REAL ESTATE INVESTMENT TRUSTS		4,752,340
THRIFTS & MORTGAGE FINANCE - 3.0%
Thrifts & Mortgage Finance - 3.0%
Astoria Financial Corp.	562,700	5,795,810
Bank Mutual Corp.	137,900	1,212,141
Hudson City Bancorp, Inc.	225,400	2,957,248
		9,965,199
TOTAL COMMON STOCKS (Cost $313,376,292)		316,938,488
Money Market Funds - 10.7%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	16,986,073	$ 16,986,073
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	18,787,325	18,787,325
TOTAL MONEY MARKET FUNDS (Cost $35,773,398)		35,773,398
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $349,149,690)		352,711,886
NET OTHER ASSETS - (5.7)%		(18,953,183)
NET ASSETS - 100%		$ 333,758,703
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,547
Fidelity Securities Lending Cash Central Fund	101,153
Total	$ 122,700
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $37,412,485 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $36,664,782 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,215,059) - See accompanying schedule: Unaffiliated issuers (cost $313,376,292)	$ 316,938,488
Fidelity Central Funds (cost $35,773,398)	35,773,398
Total Investments (cost $349,149,690)		$ 352,711,886
Receivable for fund shares sold		611,632
Dividends receivable		307,997
Distributions receivable from Fidelity Central Funds		6,113
Prepaid expenses		901
Other receivables		4,692
Total assets		353,643,221

Liabilities
Payable for fund shares redeemed	841,715
Accrued management fee	149,277
Other affiliated payables	87,655
Other payables and accrued expenses	18,546
Collateral on securities loaned, at value	18,787,325
Total liabilities		19,884,518

Net Assets		$ 333,758,703
Net Assets consist of:
Paid in capital		$ 459,669,614
Undistributed net investment income		842,058
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,314,803)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,561,834
Net Assets, for 21,892,288 shares outstanding		$ 333,758,703
Net Asset Value, offering price and redemption price per share ($333,758,703 ÷ 21,892,288 shares)		$ 15.25

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,203,527
Interest		31
Income from Fidelity Central Funds (including $101,153 from security lending)		122,700
Total income		2,326,258

Expenses
Management fee	$ 734,678
Transfer agent fees	430,456
Accounting and security lending fees	52,702
Custodian fees and expenses	8,361
Independent trustees' compensation	948
Registration fees	32,386
Audit	18,471
Legal	424
Miscellaneous	2,499
Total expenses		1,280,925
Net investment income (loss)		1,045,333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,331,677)
Foreign currency transactions	(92)
Total net realized gain (loss)		(6,331,769)
Change in net unrealized appreciation (depreciation) on: Investment securities	133,998,992
Assets and liabilities in foreign currencies	984
Total change in net unrealized appreciation (depreciation)		133,999,976
Net gain (loss)		127,668,207
Net increase (decrease) in net assets resulting from operations		$ 128,713,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,045,333	$ 10,046,068
Net realized gain (loss)	(6,331,769)	(117,437,758)
Change in net unrealized appreciation (depreciation)	133,999,976	(98,776,752)
Net increase (decrease) in net assets resulting from operations	128,713,540	(206,168,442)
Distributions to shareholders from net investment income	(3,386,477)	(8,084,799)
Distributions to shareholders from net realized gain	-	(698,226)
Total distributions	(3,386,477)	(8,783,025)
Share transactions Proceeds from sales of shares	150,536,651	283,785,355
Reinvestment of distributions	3,262,546	8,230,328
Cost of shares redeemed	(96,580,799)	(219,822,999)
Net increase (decrease) in net assets resulting from share transactions	57,218,398	72,192,684
Redemption fees	55,728	149,764
Total increase (decrease) in net assets	182,601,189	(142,609,019)

Net Assets
Beginning of period	151,157,514	293,766,533
End of period (including undistributed net investment income of $842,058 and undistributed net investment income of $3,183,202, respectively)	$ 333,758,703	$ 151,157,514
Other Information Shares
Sold	12,705,149	15,878,703
Issued in reinvestment of distributions	272,333	548,744
Redeemed	(7,813,530)	(12,908,021)
Net increase (decrease)	5,163,952	3,519,426

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 22.24	$ 33.52	$ 36.71	$ 37.98	$ 40.80
Income from Investment Operations
Net investment income (loss) E	.05	.67	.81	.78	.76	.67
Net realized and unrealized gain (loss)	6.32	(13.32)	(9.57)	2.12	1.82	.54
Total from investment operations	6.37	(12.65)	(8.76)	2.90	2.58	1.21
Distributions from net investment income	(.16)	(.51)	(.64)	(.71)	(.62)	(.57)
Distributions from net realized gain	-	(.05)	(1.88)	(5.39)	(3.23)	(3.46)
Total distributions	(.16)	(.56)	(2.52)	(6.10)	(3.85)	(4.03)
Redemption fees added to paid in capital E	- J	.01	- J	.01	- J	- J
Net asset value, end of period	$ 15.25	$ 9.04	$ 22.24	$ 33.52	$ 36.71	$ 37.98
Total Return B,C,D	70.95%	(57.85)%	(27.30)%	8.23%	7.22%	2.68%
Ratios to Average Net Assets F,H
Expenses before reductions	.98% A	.93%	.91%	.93%	.94%	.95%
Expenses net of fee waivers, if any	.98% A	.93%	.91%	.93%	.94%	.95%
Expenses net of all reductions	.98% A	.93%	.90%	.91%	.92%	.94%
Net investment income (loss)	.80% A	3.86%	2.75%	2.15%	2.04%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,759	$ 151,158	$ 293,767	$ 349,271	$ 367,009	$ 475,509
Portfolio turnover rate G	124% A	199%	86%	112%	70%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
CME Group, Inc.	6.1	0.7
Broadpoint Gleacher Securities Group, Inc.	4.9	0.0
EFG International	4.9	2.8
Bank of New York Mellon Corp.	4.8	4.5
Morgan Stanley	4.5	7.6
Goldman Sachs Group, Inc.	4.2	5.9
Charles Schwab Corp.	3.8	0.0
Deutsche Boerse AG	3.8	0.0
GFI Group, Inc.	3.8	2.6
Genworth Financial, Inc. Class A	3.6	0.0
	44.4
Top Industries (% of fund's net assets)
As of August 31, 2009
Capital Markets	64.4%
Diversified Financial Services	15.0%
Insurance	4.8%
Commercial Banks	2.3%
IT Services	0.6%
All Others*	12.9%

As of February 28, 2009
Capital Markets	64.1%
Diversified Financial Services	12.2%
IT Services	8.7%
Insurance	7.3%
Internet Software & Services	1.1%
All Others*	6.6%

* Includes short-term investments and net other assets.

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Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.1%
	Shares	Value
CAPITAL MARKETS - 64.4%
Asset Management & Custody Banks - 30.6%
A.F.P. Provida SA sponsored ADR (a)(c)	271,701	$ 8,865,604
AllianceBernstein Holding LP	180,400	4,093,276
Bank of New York Mellon Corp.	994,600	29,450,106
Bank Sarasin & Co. Ltd.:
rights 9/15/09 (a)	445,857	463,141
Series B (Reg.)	445,857	16,483,594
BlackRock, Inc. Class A	43,100	8,601,467
EFG International (c)	1,834,917	29,803,647
Fortress Investment Group LLC (a)(c)	1,028,664	4,659,848
Franklin Resources, Inc.	238,400	22,249,872
GLG Partners, Inc. (c)	200,863	793,409
Janus Capital Group, Inc.	812,209	10,331,298
Julius Baer Holding Ltd.	219,538	11,164,003
KKR Private Equity Investors, LP Restricted Depositary Units (a)(d)	104,600	889,100
Legg Mason, Inc.	352,161	10,128,150
MCG Capital Corp. (a)	52,700	159,681
Northern Trust Corp.	32,400	1,894,104
Och-Ziff Capital Management Group LLC Class A	1,384,337	13,815,683
Pzena Investment Management, Inc.	13,649	93,632
State Street Corp.	40,300	2,114,944
T. Rowe Price Group, Inc.	115,500	5,234,460
The Blackstone Group LP	69,100	890,699
U.S. Global Investments, Inc. Class A	518,729	5,747,517
		187,927,235
Diversified Capital Markets - 2.4%
Credit Suisse Group sponsored ADR	56,700	2,885,463
Deutsche Bank AG (NY Shares)	14,000	946,120
UBS AG:
(For. Reg.) (a)	34,591	636,770
(NY Shares) (a)	546,585	10,013,437
		14,481,790
Investment Banking & Brokerage - 31.4%
Broadpoint Gleacher Securities Group, Inc. (a)	3,953,700	29,850,435
Charles Schwab Corp.	1,299,600	23,470,776
Cowen Group, Inc. (a)	3,400	22,100
E*TRADE Financial Corp. (a)(c)	1,502,788	2,644,907
Evercore Partners, Inc. Class A	160,721	4,046,955
GFI Group, Inc.	3,217,624	23,038,188
Goldman Sachs Group, Inc.	155,800	25,778,668
Jefferies Group, Inc. (a)	108,600	2,569,476
Lazard Ltd. Class A	42,300	1,644,201
MF Global Ltd. (a)(c)	3,074,351	21,981,610
Morgan Stanley	952,800	27,593,088
Nomura Holdings, Inc. sponsored ADR (c)	2,504,100	22,211,367
Stifel Financial Corp. (a)	77,700	4,374,510
SWS Group, Inc.	83,800	1,211,748

	Shares	Value
TD Ameritrade Holding Corp. (a)	649	$ 12,487
Thomas Weisel Partners Group, Inc. (a)	437,603	1,938,581
		192,389,097
TOTAL CAPITAL MARKETS		394,798,122
COMMERCIAL BANKS - 2.3%
Diversified Banks - 1.0%
Banco Macro SA sponsored ADR (a)	900	20,259
BBVA Banco Frances SA sponsored ADR (a)(c)	19,400	105,730
Industrial & Commercial Bank of China Ltd.	756,000	516,001
Mizuho Financial Group, Inc.	2,362,400	5,787,956
		6,429,946
Regional Banks - 1.3%
KeyCorp	1,189,900	7,924,734
TOTAL COMMERCIAL BANKS		14,354,680
DIVERSIFIED FINANCIAL SERVICES - 15.0%
Other Diversified Financial Services - 2.6%
JPMorgan Chase & Co.	362,382	15,749,122
Specialized Finance - 12.4%
BM&F BOVESPA SA	1,467,645	9,061,363
Bursa Malaysia Bhd	579,000	1,282,465
Climate Exchange PLC (a)	5,700	85,329
CME Group, Inc.	128,092	37,279,896
Deutsche Boerse AG	303,666	23,183,237
JSE Ltd.	583,900	4,578,254
KKR Financial Holdings LLC	120,400	464,744
		75,935,288
TOTAL DIVERSIFIED FINANCIAL SERVICES		91,684,410
INSURANCE - 4.8%
Life & Health Insurance - 0.5%
Lincoln National Corp.	121,000	3,054,040
Multi-Line Insurance - 3.6%
Genworth Financial, Inc. Class A	2,113,890	22,322,678
Property & Casualty Insurance - 0.7%
The First American Corp.	136,400	4,299,328
TOTAL INSURANCE		29,676,046
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
China Finance Online Co. Ltd. ADR (a)	380,500	3,641,385
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.6%
CyberSource Corp. (a)	97,500	1,496,625
Online Resources Corp. (a)	400,000	2,188,000
		3,684,625
Common Stocks - continued
	Shares	Value
MEDIA - 0.4%
Publishing - 0.4%
McGraw-Hill Companies, Inc.	62,300	$ 2,093,903
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc. (a)	5,300	79,447
TOTAL COMMON STOCKS (Cost $507,562,380)		540,012,618
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 0.33% (e)	51,706,023	51,706,023
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	15,306,091	15,306,091
TOTAL MONEY MARKET FUNDS (Cost $67,012,114)		67,012,114
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $574,574,494)	607,024,732
NET OTHER ASSETS - 1.0%	6,049,529
NET ASSETS - 100%	$ 613,074,261
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $889,100 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 71,005
Fidelity Securities Lending Cash Central Fund	1,035,885
Total	$ 1,106,890
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,093,903	$ 2,093,903	$ -	$ -
Financials	530,513,258	529,876,488	636,770	-
Information Technology	7,405,457	7,405,457	-	-
Money Market Funds	67,012,114	67,012,114	-	-
Total Investments in Securities	$ 607,024,732	$ 606,387,962	$ 636,770	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.3%
Switzerland	11.7%
Japan	4.5%
Germany	4.0%
Bermuda	3.9%
Brazil	1.5%
Chile	1.4%
Others (individually less than 1%)	1.7%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $86,484,136 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $84,989,827 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,351,867) - See accompanying schedule: Unaffiliated issuers (cost $507,562,380)	$ 540,012,618
Fidelity Central Funds (cost $67,012,114)	67,012,114
Total Investments (cost $574,574,494)		$ 607,024,732
Cash		279,398
Receivable for investments sold		19,778,714
Receivable for fund shares sold		3,919,741
Dividends receivable		281,093
Distributions receivable from Fidelity Central Funds		30,120
Prepaid expenses		1,412
Other receivables		67,075
Total assets		631,382,285

Liabilities
Payable for investments purchased	$ 744,337
Payable for fund shares redeemed	1,813,974
Accrued management fee	269,652
Other affiliated payables	148,695
Other payables and accrued expenses	25,275
Collateral on securities loaned, at value	15,306,091
Total liabilities		18,308,024

Net Assets		$ 613,074,261
Net Assets consist of:
Paid in capital		$ 743,413,212
Undistributed net investment income		2,231,558
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(164,971,282)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,400,773
Net Assets, for 12,918,711 shares outstanding		$ 613,074,261
Net Asset Value, offering price and redemption price per share ($613,074,261 ÷ 12,918,711 shares)		$ 47.46

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 3,256,953
Interest		1,045
Income from Fidelity Central Funds (including $1,035,885 from security lending)		1,106,890
Total income		4,364,888

Expenses
Management fee	$ 1,209,136
Transfer agent fees	698,449
Accounting and security lending fees	86,026
Custodian fees and expenses	29,705
Independent trustees' compensation	1,528
Registration fees	28,096
Audit	17,568
Legal	739
Interest	463
Miscellaneous	4,194
Total expenses before reductions	2,075,904
Expense reductions	(44,071)	2,031,833
Net investment income (loss)		2,333,055
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,219,105
Investments not meeting investment restrictions	(14,989)
Foreign currency transactions	(144,856)
Payment from investment advisor for loss on investments not meeting investment restrictions	27,282
Total net realized gain (loss)		42,086,542
Change in net unrealized appreciation (depreciation) on: Investment securities	194,416,921
Assets and liabilities in foreign currencies	(2,531)
Total change in net unrealized appreciation (depreciation)		194,414,390
Net gain (loss)		236,500,932
Net increase (decrease) in net assets resulting from operations		$ 238,833,987

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,333,055	$ 9,129,257
Net realized gain (loss)	42,086,542	(191,991,953)
Change in net unrealized appreciation (depreciation)	194,414,390	(166,402,222)
Net increase (decrease) in net assets resulting from operations	238,833,987	(349,264,918)
Distributions to shareholders from net investment income	(994,009)	(10,492,099)
Distributions to shareholders from net realized gain	-	(29,161,301)
Total distributions	(994,009)	(39,653,400)
Share transactions Proceeds from sales of shares	135,951,512	173,647,647
Reinvestment of distributions	940,255	37,807,918
Cost of shares redeemed	(56,288,429)	(227,185,576)
Net increase (decrease) in net assets resulting from share transactions	80,603,338	(15,730,011)
Redemption fees	13,174	60,818
Total increase (decrease) in net assets	318,456,490	(404,587,511)

Net Assets
Beginning of period	294,617,771	699,205,282
End of period (including undistributed net investment income of $2,231,558 and undistributed net investment income of $892,512, respectively)	$ 613,074,261	$ 294,617,771
Other Information Shares
Sold	3,384,298	3,594,578
Issued in reinvestment of distributions	27,802	803,102
Redeemed	(1,535,960)	(5,094,728)
Net increase (decrease)	1,876,140	(697,048)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 26.68	$ 59.56	$ 73.69	$ 76.12	$ 54.95	$ 54.13
Income from Investment Operations
Net investment income (loss) E	.20	.78	1.01 H	.61	.98 I	.20
Net realized and unrealized gain (loss)	20.67	(30.23)	(8.50)	6.18	23.81	.85
Total from investment operations	20.87	(29.45)	(7.49)	6.79	24.79	1.05
Distributions from net investment income	(.09)	(.93)	(.87)	(.59)	(.19)	(.24)
Distributions from net realized gain	-	(2.51)	(5.78)	(8.65)	(3.45)	-
Total distributions	(.09)	(3.44)	(6.65)	(9.24)	(3.64)	(.24)
Redemption fees added to paid in capital E	- L	.01	.01	.02	.02	.01
Net asset value, end of period	$ 47.46	$ 26.68	$ 59.56	$ 73.69	$ 76.12	$ 54.95
Total Return B, C, D	78.36%	(51.86)%	(11.16)%	9.27%	45.77%	1.96%
Ratios to Average Net Assets F, J
Expenses before reductions	.97% A	.90%	.88%	.90%	.95%	.98%
Expenses net of fee waivers, if any	.97% A	.90%	.88%	.90%	.95%	.98%
Expenses net of all reductions	.95% A	.89%	.87%	.89%	.89%	.94%
Net investment income (loss)	1.09% A	1.74%	1.41% H	.82%	1.51% I	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 613,074	$ 294,618	$ 699,205	$ 1,252,565	$ 1,246,298	$ 415,237
Portfolio turnover rate G	351% A	351%	84%	124%	112%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. I Investment income per share reflects a special dividend which amounted to $.58 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Select Financial Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Morgan Stanley	4.6	4.9
Genworth Financial, Inc. Class A	3.9	0.0
Euronet Worldwide, Inc.	3.6	0.0
JPMorgan Chase & Co.	3.6	5.4
Mizuho Financial Group, Inc.	3.4	0.0
McGraw-Hill Companies, Inc.	3.3	0.0
Bank of America Corp.	2.9	2.3
Visa, Inc. Class A	2.9	1.6
Charles Schwab Corp.	2.8	0.0
KeyCorp	2.6	5.0
	33.6
Top Industries (% of fund's net assets)
As of August 31, 2009
Capital Markets	24.4%
Commercial Banks	17.6%
Insurance	17.4%
Diversified Financial Services	12.3%
IT Services	8.3%
All Others*	20.0%

As of February 28, 2009
Capital Markets	27.8%
Diversified Financial Services	16.0%
Commercial Banks	15.5%
Insurance	12.4%
IT Services	7.0%
All Others*	21.3%

* Includes short-term investments and net other assets.

Semiannual Report

Select Financial Services Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
CAPITAL MARKETS - 24.4%
Asset Management & Custody Banks - 9.1%
AllianceBernstein Holding LP	214,100	$ 4,857,929
Bank of New York Mellon Corp.	163,600	4,844,196
Bank Sarasin & Co. Ltd.:
rights 9/15/09 (a)	129,590	134,614
Series B (Reg.)	129,590	4,791,018
EFG International (c)	542,147	8,805,825
Franklin Resources, Inc.	51,088	4,768,043
GLG Partners, Inc.	49,700	196,315
Janus Capital Group, Inc.	124,500	1,583,640
KKR Private Equity Investors, LP Restricted Depositary Units (a)(d)	23,500	199,750
Legg Mason, Inc.	243,818	7,012,206
The Blackstone Group LP	737,200	9,502,508
		46,696,044
Diversified Capital Markets - 2.3%
Deutsche Bank AG (NY Shares)	167,100	11,292,618
UBS AG (For. Reg.) (a)	29,451	542,150
		11,834,768
Investment Banking & Brokerage - 13.0%
Broadpoint Gleacher Securities Group, Inc. (a)	50,300	379,765
Charles Schwab Corp.	774,000	13,978,440
Evercore Partners, Inc. Class A	2,600	65,468
GFI Group, Inc.	1,360,736	9,742,870
Goldman Sachs Group, Inc.	53,300	8,819,018
Lazard Ltd. Class A	85,200	3,311,724
MF Global Ltd. (a)	863,776	6,175,998
Morgan Stanley	817,500	23,674,799
		66,148,082
TOTAL CAPITAL MARKETS		124,678,894
COMMERCIAL BANKS - 17.6%
Diversified Banks - 10.1%
Banco Macro SA sponsored ADR (a)(c)	373,352	8,404,154
BBVA Banco Frances SA sponsored ADR (a)(c)	206,800	1,127,060
China Citic Bank Corp. Ltd. Class H	15,221,000	9,171,347
China Merchants Bank Co. Ltd. (H Shares)	1,616,000	3,519,548
Comerica, Inc.	91,400	2,437,638
Mizuho Financial Group, Inc.	7,165,500	17,555,705
U.S. Bancorp, Delaware	182,400	4,125,888
Wells Fargo & Co.	188,888	5,198,198
		51,539,538
Regional Banks - 7.5%
Bank of Hawaii Corp.	73,355	2,893,855
Cathay General Bancorp	50	462
Fifth Third Bancorp	141,100	1,543,634

	Shares	Value
Glacier Bancorp, Inc. (c)	315,494	$ 4,704,016
Huntington Bancshares, Inc.	265,900	1,212,504
KeyCorp	2,022,737	13,471,428
PNC Financial Services Group, Inc.	82,618	3,518,701
Umpqua Holdings Corp.	290,565	2,995,725
Wintrust Financial Corp.	185,955	5,145,375
Zions Bancorp (c)	173,089	3,058,483
		38,544,183
TOTAL COMMERCIAL BANKS		90,083,721
CONSUMER FINANCE - 0.7%
Consumer Finance - 0.7%
Capital One Financial Corp.	74,500	2,778,105
Promise Co. Ltd. (c)	72,100	706,589
		3,484,694
DIVERSIFIED FINANCIAL SERVICES - 12.3%
Other Diversified Financial Services - 7.8%
Bank of America Corp.	850,135	14,953,875
Citigroup, Inc.	1,341,689	6,708,445
JPMorgan Chase & Co.	422,391	18,357,113
		40,019,433
Specialized Finance - 4.5%
BM&F BOVESPA SA	645,700	3,986,606
CME Group, Inc.	25,554	7,437,236
JSE Ltd.	58,700	460,256
Moody's Corp.	401,915	10,948,165
		22,832,263
TOTAL DIVERSIFIED FINANCIAL SERVICES		62,851,696
INSURANCE - 17.4%
Insurance Brokers - 1.7%
Aon Corp.	191,500	7,997,040
National Financial Partners Corp.	53,700	421,545
		8,418,585
Life & Health Insurance - 4.6%
Lincoln National Corp.	278,222	7,022,323
MetLife, Inc.	149,195	5,633,603
Principal Financial Group, Inc.	383,650	10,895,660
		23,551,586
Multi-Line Insurance - 5.6%
American International Group, Inc.	112,300	5,090,559
Genworth Financial, Inc. Class A	1,897,961	20,042,468
Hartford Financial Services Group, Inc.	142,000	3,368,240
		28,501,267
Property & Casualty Insurance - 3.7%
CNA Financial Corp.	271,356	6,640,081
Fidelity National Financial, Inc. Class A	116,729	1,753,270
XL Capital Ltd. Class A	603,100	10,463,785
		18,857,136
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 1.8%
Everest Re Group Ltd.	59,955	$ 5,054,806
Transatlantic Holdings, Inc.	6,000	293,160
Validus Holdings Ltd. (c)	159,352	4,088,972
		9,436,938
TOTAL INSURANCE		88,765,512
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
China Finance Online Co. Ltd. ADR (a)	573,881	5,492,041
IT SERVICES - 8.3%
Data Processing & Outsourced Services - 7.9%
CyberSource Corp. (a)	28,368	435,449
Euronet Worldwide, Inc. (a)	782,447	18,481,398
MasterCard, Inc. Class A	12,600	2,553,138
MoneyGram International, Inc. (a)	1,621,483	4,313,145
Visa, Inc. Class A	205,700	14,625,270
		40,408,400
IT Consulting & Other Services - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	40,700	1,419,616
Satyam Computer Services Ltd. sponsored ADR (c)	131,900	878,454
		2,298,070
TOTAL IT SERVICES		42,706,470
MEDIA - 3.3%
Publishing - 3.3%
McGraw-Hill Companies, Inc.	508,687	17,096,970
PROFESSIONAL SERVICES - 0.4%
Research & Consulting Services - 0.4%
First Advantage Corp. Class A (a)	108,298	1,898,464
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Residential REITs - 0.3%
UDR, Inc.	107,359	1,373,122
Retail REITs - 0.0%
CBL & Associates Properties, Inc.	23,212	217,496
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,590,618
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.2%
Diversified Real Estate Activities - 0.3%
Mitsubishi Estate Co. Ltd.	109,000	1,807,296

	Shares	Value
Real Estate Development - 2.9%
Central China Real Estate Ltd.	24,758,000	$ 6,356,846
Xinyuan Real Estate Co. Ltd. ADR (a)	1,998,439	8,373,459
		14,730,305
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		16,537,601
ROAD & RAIL - 2.4%
Trucking - 2.4%
Arkansas Best Corp.	202,794	6,469,129
Dollar Thrifty Automotive Group, Inc. (a)	298,800	5,928,192
		12,397,321
THRIFTS & MORTGAGE FINANCE - 1.5%
Thrifts & Mortgage Finance - 1.5%
Radian Group, Inc.	229,400	2,103,598
Washington Federal, Inc.	372,742	5,531,491
		7,635,089
TOTAL COMMON STOCKS (Cost $395,623,119)		475,219,091
Convertible Preferred Stocks - 0.0%

COMMERCIAL BANKS - 0.0%
Regional Banks - 0.0%
UCBH Holdings, Inc. Series B, 8.50% (Cost $195,681)	130	47,020
Money Market Funds - 8.8%

Fidelity Cash Central Fund, 0.33% (e)	27,715,711	27,715,711
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	17,025,326	17,025,326
TOTAL MONEY MARKET FUNDS (Cost $44,741,037)		44,741,037
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $440,559,837)		520,007,148
NET OTHER ASSETS - (1.7)%		(8,606,203)
NET ASSETS - 100%		$ 511,400,945
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,750 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,524
Fidelity Securities Lending Cash Central Fund	2,046,157
Total	$ 2,084,681
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,096,970	$ 17,096,970	$ -	$ -
Financials	395,674,845	395,085,675	589,170	-
Industrials	14,295,785	14,295,785	-	-
Information Technology	48,198,511	48,198,511	-	-
Money Market Funds	44,741,037	44,741,037	-	-
Total Investments in Securities	$ 520,007,148	$ 519,417,978	$ 589,170	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.2%
Japan	3.8%
Bermuda	3.7%
China	3.6%
Cayman Islands	2.9%
Switzerland	2.7%
Germany	2.2%
Argentina	1.9%
Others (individually less than 1%)	1.0%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $89,769,047 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $107,631,327 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,462,795) - See accompanying schedule: Unaffiliated issuers (cost $395,818,800)	$ 475,266,111
Fidelity Central Funds (cost $44,741,037)	44,741,037
Total Investments (cost $440,559,837)		$ 520,007,148
Cash		2
Receivable for investments sold		18,275,957
Receivable for fund shares sold		2,590,357
Dividends receivable		596,354
Distributions receivable from Fidelity Central Funds		40,378
Prepaid expenses		1,103
Other receivables		17,792
Total assets		541,529,091

Liabilities
Payable for investments purchased	$ 11,329,100
Payable for fund shares redeemed	1,377,891
Accrued management fee	229,806
Other affiliated payables	137,331
Other payables and accrued expenses	28,692
Collateral on securities loaned, at value	17,025,326
Total liabilities		30,128,146

Net Assets		$ 511,400,945
Net Assets consist of:
Paid in capital		$ 616,752,629
Undistributed net investment income		3,070,726
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(187,852,856)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,430,446
Net Assets, for 8,822,804 shares outstanding		$ 511,400,945
Net Asset Value, offering price and redemption price per share ($511,400,945 ÷ 8,822,804 shares)		$ 57.96

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,921,867
Interest		1,062
Income from Fidelity Central Funds (including $2,046,157 from security lending)		2,084,681
Total income		5,007,610

Expenses
Management fee	$ 1,067,837
Transfer agent fees	635,407
Accounting and security lending fees	75,585
Custodian fees and expenses	43,840
Independent trustees' compensation	1,350
Registration fees	34,728
Audit	19,063
Legal	640
Miscellaneous	3,195
Total expenses before reductions	1,881,645
Expense reductions	(43,826)	1,837,819
Net investment income (loss)		3,169,791
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,518,439
Foreign currency transactions	185,367
Total net realized gain (loss)		35,703,806
Change in net unrealized appreciation (depreciation) on: Investment securities	158,272,719
Assets and liabilities in foreign currencies	(12,704)
Total change in net unrealized appreciation (depreciation)		158,260,015
Net gain (loss)		193,963,821
Net increase (decrease) in net assets resulting from operations		$ 197,133,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,169,791	$ 8,926,409
Net realized gain (loss)	35,703,806	(215,418,516)
Change in net unrealized appreciation (depreciation)	158,260,015	(90,088,871)
Net increase (decrease) in net assets resulting from operations	197,133,612	(296,580,978)
Distributions to shareholders from net investment income	(1,738,299)	(7,565,769)
Distributions to shareholders from net realized gain	-	(616,556)
Total distributions	(1,738,299)	(8,182,325)
Share transactions Proceeds from sales of shares	170,215,278	334,665,316
Reinvestment of distributions	1,683,003	7,877,782
Cost of shares redeemed	(83,274,667)	(193,057,404)
Net increase (decrease) in net assets resulting from share transactions	88,623,614	149,485,694
Redemption fees	38,015	153,358
Total increase (decrease) in net assets	284,056,942	(155,124,251)

Net Assets
Beginning of period	227,344,003	382,468,254
End of period (including undistributed net investment income of $3,070,726 and undistributed net investment income of $1,639,234, respectively)	$ 511,400,945	$ 227,344,003
Other Information Shares
Sold	3,787,776	5,258,003
Issued in reinvestment of distributions	38,198	163,932
Redeemed	(1,799,803)	(3,161,525)
Net increase (decrease)	2,026,171	2,260,410

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 33.45	$ 84.31	$ 117.33	$ 120.01	$ 114.70	$ 121.09
Income from Investment Operations
Net investment income (loss) E	.39	1.58	1.73	1.56	1.41	1.11
Net realized and unrealized gain (loss)	24.34	(51.12)	(27.77)	10.14	13.73	2.75
Total from investment operations	24.73	(49.54)	(26.04)	11.70	15.14	3.86
Distributions from net investment income	(.22)	(1.22)	(1.45)	(1.29)	(1.34)	(.89)
Distributions from net realized gain	-	(.13)	(5.54)	(13.10)	(8.50)	(9.37)
Total distributions	(.22)	(1.35)	(6.99)	(14.39)	(9.84)	(10.26)
Redemption fees added to paid in capital E	- J	.03	.01	.01	.01	.01
Net asset value, end of period	$ 57.96	$ 33.45	$ 84.31	$ 117.33	$ 120.01	$ 114.70
Total Return B, C, D	74.14%	(59.22)%	(23.05)%	10.14%	14.51%	3.29%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	.94%	.90%	.93%	.97%	.97%
Expenses net of fee waivers, if any	.99% A	.94%	.90%	.93%	.97%	.97%
Expenses net of all reductions	.97% A	.93%	.89%	.92%	.95%	.94%
Net investment income (loss)	1.67% A	2.57%	1.57%	1.31%	1.26%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 511,401	$ 227,344	$ 382,468	$ 541,576	$ 490,239	$ 487,073
Portfolio turnover rate G	334% A	129%	53%	55%	47%	101%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Home Finance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Hudson City Bancorp, Inc.	9.5	12.1
People's United Financial, Inc.	6.6	9.1
First Niagara Financial Group, Inc.	4.5	4.1
Astoria Financial Corp.	4.4	3.8
MGIC Investment Corp.	4.4	0.2
Washington Federal, Inc.	4.1	4.9
Provident Financial Services, Inc.	3.0	1.7
New York Community Bancorp, Inc.	2.9	4.1
Ocwen Financial Corp.	2.9	1.8
Northwest Bancorp, Inc.	2.5	0.9
	44.8
Top Industries (% of fund's net assets)
As of August 31, 2009
Thrifts & Mortgage Finance	72.5%
Commercial Banks	7.6%
Insurance	4.6%
Real Estate Investment Trusts	3.8%
IT Services	3.6%
All Others*	7.9%

As of February 28, 2009
Thrifts & Mortgage Finance	72.1%
Commercial Banks	8.6%
IT Services	4.4%
Insurance	4.4%
Capital Markets	3.0%
All Others*	7.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Home Finance Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMERCIAL BANKS - 7.6%
Diversified Banks - 1.9%
Wells Fargo & Co.	51,300	$ 1,411,776
Regional Banks - 5.7%
CapitalSource, Inc.	80,000	331,200
Harleysville National Corp., Pennsylvania	50,000	288,000
Investors Bancorp, Inc. (a)	50,000	462,000
KeyCorp	50,000	333,000
PNC Financial Services Group, Inc.	35,900	1,528,981
Sterling Bancorp, New York	40,000	304,000
Umpqua Holdings Corp.	50,000	515,500
Webster Financial Corp.	35,000	457,450
		4,220,131
TOTAL COMMERCIAL BANKS		5,631,907
CONSUMER FINANCE - 2.9%
Consumer Finance - 2.9%
American Express Co.	20,500	693,310
Capital One Financial Corp.	40,000	1,491,600
		2,184,910
DIVERSIFIED FINANCIAL SERVICES - 3.3%
Other Diversified Financial Services - 3.3%
Bank of America Corp.	51,300	902,367
JPMorgan Chase & Co.	35,900	1,560,214
		2,462,581
INSURANCE - 4.6%
Life & Health Insurance - 0.9%
Lincoln National Corp.	26,000	656,240
Multi-Line Insurance - 1.1%
Genworth Financial, Inc. Class A	76,900	812,064
Property & Casualty Insurance - 2.6%
CNA Financial Corp.	30,800	753,676
Fidelity National Financial, Inc. Class A	76,900	1,155,038
		1,908,714
TOTAL INSURANCE		3,377,018
IT SERVICES - 3.6%
Data Processing & Outsourced Services - 3.6%
Fidelity National Information Services, Inc.	30,800	756,448
Lender Processing Services, Inc.	15,000	514,200
Metavante Technologies, Inc. (a)	20,500	645,955
Visa, Inc. Class A	10,300	732,330
		2,648,933
REAL ESTATE INVESTMENT TRUSTS - 3.8%
Mortgage REITs - 3.8%
Annaly Capital Management, Inc.	61,500	1,066,410

	Shares	Value
Chimera Investment Corp.	150,000	$ 570,000
MFA Financial, Inc.	153,800	1,218,096
		2,854,506
THRIFTS & MORTGAGE FINANCE - 72.5%
Thrifts & Mortgage Finance - 72.5%
Abington Bancorp, Inc.	153,800	1,242,704
Astoria Financial Corp.	318,997	3,285,669
Bank Mutual Corp.	172,500	1,516,275
BankFinancial Corp.	76,900	754,389
Beneficial Mutual Bancorp, Inc. (a)	205,100	1,823,339
Berkshire Hills Bancorp, Inc.	20,000	450,200
Brookline Bancorp, Inc., Delaware	153,800	1,605,672
Capitol Federal Financial	30,800	989,604
Danvers Bancorp, Inc.	128,200	1,648,652
Dime Community Bancshares, Inc.	153,800	1,722,560
Fannie Mae (c)	150,000	289,500
First Financial Holdings, Inc.	30,000	538,200
First Niagara Financial Group, Inc.	256,300	3,352,404
Flagstar Bancorp, Inc. (a)	75,000	60,000
Flushing Financial Corp.	51,300	674,595
Home Federal Bancorp, Inc.	35,000	393,750
Hudson City Bancorp, Inc.	538,300	7,062,496
Meridian Interstate Bancorp, Inc. (a)	102,500	950,175
MGIC Investment Corp. (c)	400,000	3,252,000
New York Community Bancorp, Inc. (c)	205,000	2,181,200
NewAlliance Bancshares, Inc.	75,200	884,352
Northwest Bancorp, Inc.	90,000	1,845,000
Ocwen Financial Corp. (a)	205,100	2,122,785
People's United Financial, Inc.	307,600	4,940,056
Provident Financial Services, Inc.	205,000	2,259,100
Provident New York Bancorp	102,500	944,025
Radian Group, Inc. (c)	150,000	1,375,500
United Financial Bancorp, Inc.	51,300	630,477
ViewPoint Financial Group	51,300	642,276
Washington Federal, Inc.	205,000	3,042,200
WSFS Financial Corp.	51,300	1,422,036
		53,901,191
TOTAL COMMON STOCKS (Cost $74,357,711)		73,061,046
Money Market Funds - 12.3%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	1,751,453	$ 1,751,453
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	7,398,250	7,398,250
TOTAL MONEY MARKET FUNDS (Cost $9,149,703)		9,149,703
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $83,507,414)		82,210,749
NET OTHER ASSETS - (10.6)%		(7,883,517)
NET ASSETS - 100%		$ 74,327,232
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,870
Fidelity Securities Lending Cash Central Fund	10,197
Total	$ 15,067
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $97,174,837 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $44,355,873 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Home Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,874,374) - See accompanying schedule: Unaffiliated issuers (cost $74,357,711)	$ 73,061,046
Fidelity Central Funds (cost $9,149,703)	9,149,703
Total Investments (cost $83,507,414)		$ 82,210,749
Receivable for investments sold		365,357
Receivable for fund shares sold		49,165
Dividends receivable		68,617
Distributions receivable from Fidelity Central Funds		4,568
Prepaid expenses		254
Other receivables		606
Total assets		82,699,316

Liabilities
Payable for investments purchased	$ 812,368
Payable for fund shares redeemed	89,782
Accrued management fee	34,018
Other affiliated payables	19,981
Other payables and accrued expenses	17,685
Collateral on securities loaned, at value	7,398,250
Total liabilities		8,372,084

Net Assets		$ 74,327,232
Net Assets consist of:
Paid in capital		$ 227,388,188
Undistributed net investment income		686,999
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(152,451,290)
Net unrealized appreciation (depreciation) on investments		(1,296,665)
Net Assets, for 6,901,645 shares outstanding		$ 74,327,232
Net Asset Value, offering price and redemption price per share ($74,327,232 ÷ 6,901,645 shares)		$ 10.77

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,033,311
Interest		2
Income from Fidelity Central Funds (including $10,197 from security lending)		15,067
Total income		1,048,380

Expenses
Management fee	$ 170,491
Transfer agent fees	100,830
Accounting and security lending fees	11,981
Custodian fees and expenses	6,766
Independent trustees' compensation	265
Registration fees	14,581
Audit	17,040
Legal	299
Miscellaneous	565
Total expenses before reductions	322,818
Expense reductions	(76)	322,742
Net investment income (loss)		725,638
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,029,514)
Investment not meeting investment restrictions	(809)
Foreign currency transactions	(608)
Payment from investment advisor for loss on investment not meeting investment restrictions	809
Total net realized gain (loss)		(2,030,122)
Change in net unrealized appreciation (depreciation) on: Investment securities	18,209,932
Assets and liabilities in foreign currencies	138
Total change in net unrealized appreciation (depreciation)		18,210,070
Net gain (loss)		16,179,948
Net increase (decrease) in net assets resulting from operations		$ 16,905,586

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Home Finance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 725,638	$ 4,543,310
Net realized gain (loss)	(2,030,122)	(147,880,334)
Change in net unrealized appreciation (depreciation)	18,210,070	40,527,045
Net increase (decrease) in net assets resulting from operations	16,905,586	(102,809,979)
Distributions to shareholders from net investment income	(1,832,830)	(3,386,062)
Distributions to shareholders from net realized gain	-	(298,730)
Total distributions	(1,832,830)	(3,684,792)
Share transactions Proceeds from sales of shares	15,851,179	69,272,127
Reinvestment of distributions	1,768,568	3,541,834
Cost of shares redeemed	(9,811,703)	(66,122,745)
Net increase (decrease) in net assets resulting from share transactions	7,808,044	6,691,216
Redemption fees	6,967	40,782
Total increase (decrease) in net assets	22,887,767	(99,762,773)

Net Assets
Beginning of period	51,439,465	151,202,238
End of period (including undistributed net investment income of $686,999 and undistributed net investment income of $1,794,191, respectively)	$ 74,327,232	$ 51,439,465
Other Information Shares
Sold	1,626,796	3,651,965
Issued in reinvestment of distributions	188,145	284,292
Redeemed	(1,052,590)	(3,650,187)
Net increase (decrease)	762,351	286,070

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 25.83	$ 48.40	$ 51.83	$ 59.12	$ 68.76
Income from Investment Operations
Net investment income (loss) E	.11	.75	.86	.81	1.32 H	.54
Net realized and unrealized gain (loss)	2.57	(17.60)	(20.77)	3.01	(.77)	(.54)
Total from investment operations	2.68	(16.85)	(19.91)	3.82	.55	-
Distributions from net investment income	(.29)	(.56)	(.80)	(.80)	(.99)	(.56)
Distributions from net realized gain	-	(.05)	(1.86)	(6.45)	(6.85)	(9.09)
Total distributions	(.29)	(.61)	(2.66)	(7.25)	(7.84)	(9.65)
Redemption fees added to paid in capital E	- K	.01	- K	- K	- K	.01
Net asset value, end of period	$ 10.77	$ 8.38	$ 25.83	$ 48.40	$ 51.83	$ 59.12
Total Return B,C,D	32.49%	(65.96)%	(42.37)%	7.10%	.99%	(.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.07% A	.99%	.93%	.93%	.97%	.97%
Expenses net of fee waivers, if any	1.07% A	.99%	.93%	.93%	.97%	.97%
Expenses net of all reductions	1.07% A	.99%	.92%	.93%	.94%	.96%
Net investment income (loss)	2.40% A	4.48%	2.21%	1.55%	2.36% H	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,327	$ 51,439	$ 151,202	$ 256,873	$ 292,124	$ 396,088
Portfolio turnover rate G	179% A	79%	36%	52%	76%	37%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.54 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Insurance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
MetLife, Inc.	9.7	3.8
The Travelers Companies, Inc.	7.4	9.6
ACE Ltd.	7.4	9.1
XL Capital Ltd. Class A	5.7	1.2
Berkshire Hathaway, Inc. Class B	5.6	8.8
Berkshire Hathaway, Inc. Class A	5.2	6.3
Everest Re Group Ltd.	4.4	4.7
CNA Financial Corp.	4.3	0.0
Axis Capital Holdings Ltd.	4.0	3.8
Assurant, Inc.	3.8	0.0
	57.5
Top Industries (% of fund's net assets)
As of August 31, 2009
Insurance	92.2%
Software	0.5%
Thrifts & Mortgage Finance	0.4%
Diversified Financial Services	0.2%
Capital Markets	0.1%
All Others*	6.6%

As of February 28, 2009
Insurance	97.8%
Capital Markets	2.0%
Thrifts & Mortgage Finance	0.1%
All Others*	0.1%

* Includes short-term investments and net other assets.

Semiannual Report

Select Insurance Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
CAPITAL MARKETS - 0.1%
Asset Management & Custody Banks - 0.0%
Virtus Investment Partners, Inc. (a)	1,150	$ 17,963
Investment Banking & Brokerage - 0.1%
Broadpoint Gleacher Securities Group, Inc. (a)	8,000	60,400
TOTAL CAPITAL MARKETS		78,363
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversified Financial Services - 0.2%
Resolution Ltd.	185,600	287,058
INSURANCE - 91.2%
Insurance Brokers - 5.7%
Aon Corp.	71,500	2,985,840
Brown & Brown, Inc.	16,900	335,803
Crawford & Co. Class A (a)	438,000	1,511,100
National Financial Partners Corp.	11,700	91,845
Willis Group Holdings Ltd.	73,000	1,882,670
		6,807,258
Life & Health Insurance - 14.1%
AFLAC, Inc.	40,700	1,653,234
Delphi Financial Group, Inc. Class A	9,200	215,004
Lincoln National Corp.	133,000	3,356,920
MetLife, Inc.	304,175	11,485,648
Phoenix Companies, Inc. (a)	23,000	68,310
		16,779,116
Multi-Line Insurance - 8.9%
American International Group, Inc.	595	26,971
Assurant, Inc.	152,200	4,558,390
Genworth Financial, Inc. Class A	213,800	2,257,728
Hartford Financial Services Group, Inc.	144,200	3,420,424
Horace Mann Educators Corp.	8,600	105,350
Unitrin, Inc.	9,900	187,407
		10,556,270
Property & Casualty Insurance - 51.9%
ACE Ltd.	167,649	8,747,925
Admiral Group PLC	58,700	1,021,606
Allstate Corp.	38,100	1,119,759
Argo Group International Holdings, Ltd. (a)	68,396	2,415,747
Assured Guaranty Ltd.	70,100	1,394,990
Axis Capital Holdings Ltd.	155,185	4,730,039
Berkshire Hathaway, Inc.:
Class A (a)	61	6,151,850
Class B (a)	2,030	6,670,580
CNA Financial Corp.	208,200	5,094,654
Fidelity National Financial, Inc. Class A	62,400	937,248
LandAmerica Financial Group, Inc.	6,200	725
Markel Corp. (a)	1,700	559,062
MBIA, Inc. (a)(c)	145,500	977,760

	Shares	Value
Old Republic International Corp.	91,073	$ 1,084,679
State Auto Financial Corp.	4,700	80,699
The Chubb Corp.	45,858	2,264,927
The Travelers Companies, Inc.	175,500	8,848,710
United America Indemnity Ltd. Class A (a)	281,450	1,753,434
W.R. Berkley Corp.	10,700	273,385
White Mountains Insurance Group Ltd.	2,400	748,800
XL Capital Ltd. Class A	388,555	6,741,429
		61,618,008
Reinsurance - 10.6%
Everest Re Group Ltd.	62,300	5,252,513
IPC Holdings Ltd.	14,300	463,606
Maiden Holdings Ltd. (d)	9,200	70,288
Montpelier Re Holdings Ltd.	59,700	960,573
OdysseyRe Holdings Corp.	6,000	303,900
PartnerRe Ltd.	6,500	480,415
RenaissanceRe Holdings Ltd.	65,395	3,560,758
Transatlantic Holdings, Inc.	7,400	361,564
Validus Holdings Ltd. (c)	45,300	1,162,398
		12,616,015
TOTAL INSURANCE		108,376,667
SOFTWARE - 0.5%
Application Software - 0.5%
Solera Holdings, Inc.	20,600	542,604
THRIFTS & MORTGAGE FINANCE - 0.4%
Thrifts & Mortgage Finance - 0.4%
Genworth MI Canada, Inc.	23,100	517,038
TOTAL COMMON STOCKS (Cost $86,359,358)		109,801,730
Nonconvertible Preferred Stocks - 1.0%

INSURANCE - 1.0%
Property & Casualty Insurance - 1.0%
Fondiaria-Sai SpA (Risparmio Shares) (Cost $1,158,485)	97,800	1,143,460
Money Market Funds - 8.6%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (e)	8,097,027	$ 8,097,027
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	2,160,000	2,160,000
TOTAL MONEY MARKET FUNDS (Cost $10,257,027)		10,257,027
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $97,774,870)		121,202,217
NET OTHER ASSETS - (2.0)%		(2,333,212)
NET ASSETS - 100%		$ 118,869,005
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,288 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,896
Fidelity Securities Lending Cash Central Fund	17,163
Total	$ 23,059
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	69.1%
Bermuda	19.5%
Switzerland	7.4%
Cayman Islands	1.5%
United Kingdom	1.1%
Italy	1.0%
Others (individually less than 1%)	0.4%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $1,214,111 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $9,182,441 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,129,100) - See accompanying schedule: Unaffiliated issuers (cost $87,517,843)	$ 110,945,190
Fidelity Central Funds (cost $10,257,027)	10,257,027
Total Investments (cost $97,774,870)		$ 121,202,217
Receivable for investments sold		821,551
Receivable for fund shares sold		718,408
Dividends receivable		98,296
Distributions receivable from Fidelity Central Funds		8,416
Prepaid expenses		251
Total assets		122,849,139

Liabilities
Payable for investments purchased	$ 1,195,839
Payable for fund shares redeemed	524,468
Accrued management fee	51,607
Other affiliated payables	30,606
Other payables and accrued expenses	17,614
Collateral on securities loaned, at value	2,160,000
Total liabilities		3,980,134

Net Assets		$ 118,869,005
Net Assets consist of:
Paid in capital		$ 147,913,127
Undistributed net investment income		427,438
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(52,899,839)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,428,279
Net Assets, for 3,002,641 shares outstanding		$ 118,869,005
Net Asset Value, offering price and redemption price per share ($118,869,005 ÷ 3,002,641 shares)		$ 39.59

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 897,270
Interest		5
Income from Fidelity Central Funds (including $17,163 from security lending)		23,059
Total income		920,334

Expenses
Management fee	$ 267,066
Transfer agent fees	160,942
Accounting and security lending fees	18,591
Custodian fees and expenses	3,830
Independent trustees' compensation	363
Registration fees	12,369
Audit	16,824
Legal	174
Miscellaneous	611
Total expenses		480,770
Net investment income (loss)		439,564
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,993,619)
Foreign currency transactions	2,654
Total net realized gain (loss)		(13,990,965)
Change in net unrealized appreciation (depreciation) on: Investment securities	60,110,631
Assets and liabilities in foreign currencies	779
Total change in net unrealized appreciation (depreciation)		60,111,410
Net gain (loss)		46,120,445
Net increase (decrease) in net assets resulting from operations		$ 46,560,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Insurance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 439,564	$ 1,340,884
Net realized gain (loss)	(13,990,965)	(38,219,843)
Change in net unrealized appreciation (depreciation)	60,111,410	(42,115,199)
Net increase (decrease) in net assets resulting from operations	46,560,009	(78,994,158)
Distributions to shareholders from net investment income	-	(1,343,177)
Distributions to shareholders from net realized gain	-	(51,409)
Total distributions	-	(1,394,586)
Share transactions Proceeds from sales of shares	14,827,340	54,368,280
Reinvestment of distributions	-	1,331,943
Cost of shares redeemed	(19,099,952)	(52,802,582)
Net increase (decrease) in net assets resulting from share transactions	(4,272,612)	2,897,641
Redemption fees	1,680	8,364
Total increase (decrease) in net assets	42,289,077	(77,482,739)

Net Assets
Beginning of period	76,579,928	154,062,667
End of period (including undistributed net investment income of $427,438 and distributions in excess of net investment income of $12,126, respectively)	$ 118,869,005	$ 76,579,928
Other Information Shares
Sold	443,988	1,588,134
Issued in reinvestment of distributions	-	44,579
Redeemed	(639,324)	(1,286,940)
Net increase (decrease)	(195,336)	345,773

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 23.95	$ 54.02	$ 69.38	$ 68.72	$ 62.15	$ 59.67
Income from Investment Operations
Net investment income (loss) E	.14	.51	.45	.44	.70 H	.23
Net realized and unrealized gain (loss)	15.50	(30.02)	(10.95)	5.25	7.71	2.92
Total from investment operations	15.64	(29.51)	(10.50)	5.69	8.41	3.15
Distributions from net investment income	-	(.54)	(.30)	(.40)	(.60)	(.10)
Distributions from net realized gain	-	(.02)	(4.56)	(4.64)	(1.26)	(.59)
Total distributions	-	(.56)	(4.86)	(5.04)	(1.86)	(.69)
Redemption fees added to paid in capital E	- K	- K	- K	.01	.02	.02
Net asset value, end of period	$ 39.59	$ 23.95	$ 54.02	$ 69.38	$ 68.72	$ 62.15
Total Return B, C, D	65.30%	(54.83)%	(16.04)%	8.33%	13.68%	5.35%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01% A	.97%	.93%	.98%	1.03%	1.05%
Expenses net of fee waivers, if any	1.01% A	.97%	.93%	.98%	1.03%	1.05%
Expenses net of all reductions	1.01% A	.97%	.93%	.98%	1.02%	1.04%
Net investment income (loss)	.93% A	1.27%	.65%	.64%	1.08% H	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,869	$ 76,580	$ 154,063	$ 244,251	$ 208,927	$ 173,377
Portfolio turnover rate G	219% A	426%	60%	58%	44%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.38 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .50%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Financial Services Portfolio, Home Finance Portfolio, and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Home Finance, Financial Services, and Banking. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 13, 2009 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Banking Portfolio	$ 406,535,471	$ 50,179,108	$ (104,002,693)	$ (53,823,585)
Brokerage and Investment Management Portfolio	594,397,385	76,076,920	(63,449,573)	12,627,347
Financial Services Portfolio	463,611,490	92,011,621	(35,615,963)	56,395,658
Home Finance Portfolio	85,696,861	7,944,164	(11,430,276)	(3,486,112)
Insurance Portfolio	108,098,468	21,052,107	(7,948,358)	13,103,749

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	198,719,689	152,407,149
Brokerage and Investment Management Portfolio	725,054,378	698,516,168
Financial Services Portfolio	676,940,732	595,636,894
Home Finance Portfolio	60,465,356	52,914,376
Insurance Portfolio	102,617,602	114,088,521

Select Brokerage and Investment Management Portfolio realized a gain and loss of $12,293 and $27,282 respectively, on sales of investments which did not meet the investment restrictions of the Fund. The loss of $27,282 was fully reimbursed by the Fund's investment advisor.

Select Home Finance Portfolio realized a loss of $809, on sales of investments which did not meet the investment restrictions of the Fund. The loss of $809 was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.26%	.56%
Brokerage and Investment Management Portfolio	.30%	.26%	.56%
Financial Services Portfolio	.30%	.26%	.56%
Home Finance Portfolio	.30%	.26%	.56%
Insurance Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.33%
Brokerage and Investment Management Portfolio	.33%
Financial Services Portfolio	.34%
Home Finance Portfolio	.33%
Insurance Portfolio	.34%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$ 14,140
Brokerage and Investment Management Portfolio	91,815
Financial Services Portfolio	96,727
Home Finance Portfolio	8,101
Insurance Portfolio	1,826

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Brokerage and Investment Management Portfolio	Borrower	$ 9,879,500.42%		$ 463

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Banking Portfolio	$ 384
Brokerage and Investment Management Portfolio	601
Financial Services Portfolio	535
Home Finance Portfolio	91
Insurance Portfolio	145

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Brokerage and Investment Management Portfolio	44,071	-
Financial Services Portfolio	43,824	2
Home Finance Portfolio	67	9

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Banking

Select Brokerage and Investment Management

Select Financial Services

Select Home Finance

Select Insurance

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Banking Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Brokerage and Investment Management Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Financial Services Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark.

Semiannual Report

Home Finance Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Insurance Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. For each of Banking Portfolio, Financial Services Portfolio, and Insurance Portfolio, the Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark. For each of Brokerage and Investment Management Portfolio and Home Finance Portfolio, the Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Banking Portfolio

Brokerage and Investment Management Portfolio

Semiannual Report

Financial Services Portfolio

Home Finance Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Insurance Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

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Fidelity®
Select Portfolios®
Health Care Sector

Select Biotechnology Portfolio

Select Health Care Portfolio

Select Medical Delivery Portfolio

Select Medical Equipment and Systems Portfolio

Select Pharmaceuticals Portfolio

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Health Care Sector
Biotechnology	<Click Here>
Health Care	<Click Here>
Medical Delivery	<Click Here>
Medical Equipment and Systems	<Click Here>
Pharmaceuticals	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund Updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Biotechnology Portfolio	.94%
Actual		$ 1,000.00	$ 1,183.80	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,020.47	$ 4.79
Health Care Portfolio	.91%
Actual		$ 1,000.00	$ 1,317.80	$ 5.32
Hypothetical A		$ 1,000.00	$ 1,020.62	$ 4.63
Medical Delivery Portfolio	.99%
Actual		$ 1,000.00	$ 1,471.60	$ 6.17
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 5.04
Medical Equipment and Systems Portfolio	.94%
Actual		$ 1,000.00	$ 1,303.50	$ 5.46
Hypothetical A		$ 1,000.00	$ 1,020.47	$ 4.79
Pharmaceuticals Portfolio	1.03%
Actual		$ 1,000.00	$ 1,290.40	$ 5.95
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.24

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Biotechnology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	20.5	16.3
Biogen Idec, Inc.	9.5	6.7
Alexion Pharmaceuticals, Inc.	7.2	4.6
Genzyme Corp.	5.2	4.6
United Therapeutics Corp.	5.0	2.3
Vertex Pharmaceuticals, Inc.	4.9	3.5
Gilead Sciences, Inc.	4.6	9.0
Celgene Corp.	3.8	4.5
Cephalon, Inc.	3.5	4.1
Acorda Therapeutics, Inc.	3.3	3.1
	67.5
Top Industries (% of fund's net assets)
As of August 31, 2009
Biotechnology	93.1%
Pharmaceuticals	6.5%
Health Care Equipment & Supplies	0.4%
Life Sciences Tools & Services	0.3%
All Others*†	(0.3)%

As of February 28, 2009
Biotechnology	87.5%
Pharmaceuticals	6.8%
Health Care Equipment & Supplies	0.8%
Life Sciences Tools & Services	0.6%
All Others*	4.3%

* Includes short-term investments and net other assets. † Short-term investments and net other assets are not included in the pie-chart.

Semiannual Report

Select Biotechnology Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BIOTECHNOLOGY - 92.6%
Biotechnology - 92.6%
Acadia Pharmaceuticals, Inc. (a)	620,788	$ 3,625,402
Acorda Therapeutics, Inc. (a)	1,613,484	36,497,008
Affymax, Inc. (a)	153,896	3,505,751
Alexion Pharmaceuticals, Inc. (a)	1,784,850	80,568,129
Alkermes, Inc. (a)	527,358	4,772,590
Allos Therapeutics, Inc. (a)	1,211,000	8,900,850
Alnylam Pharmaceuticals, Inc. (a)(c)	158,500	3,537,720
Amgen, Inc. (a)	3,839,778	229,388,335
Amylin Pharmaceuticals, Inc. (a)(c)	678,716	8,551,822
Anadys Pharmaceuticals, Inc. (a)	515,918	1,191,771
Antigenics, Inc. (a)(c)	1,398,100	2,894,067
Antigenics, Inc.:
warrants 1/9/10 (a)(f)	1,548,000	1,687,780
warrants 1/9/18 (a)(f)	1,548,000	3,112,596
Arena Pharmaceuticals, Inc. (a)	484,200	2,251,530
Biogen Idec, Inc. (a)	2,126,587	106,775,933
BioMarin Pharmaceutical, Inc. (a)	1,582,778	26,068,354
Celera Corp. (a)	363,756	2,378,964
Celgene Corp. (a)	817,927	42,671,252
Cephalon, Inc. (a)(c)	696,961	39,677,990
Cepheid, Inc. (a)	159,600	1,913,604
Chelsea Therapeutics International Ltd. (a)	102,300	579,018
Clinical Data, Inc. (a)(c)	321,382	5,068,194
Cubist Pharmaceuticals, Inc. (a)	111,208	2,299,781
Dendreon Corp. (a)(c)	1,442,700	33,715,899
Enzon Pharmaceuticals, Inc. (a)(c)	115,000	824,550
Facet Biotech Corp. (a)	113,840	1,142,954
Genomic Health, Inc. (a)	46,000	920,460
Genzyme Corp. (a)	1,043,365	58,125,864
Gilead Sciences, Inc. (a)	1,151,963	51,907,453
GTx, Inc. (a)(c)	59,546	560,328
Halozyme Therapeutics, Inc. (a)	288,890	2,149,342
Human Genome Sciences, Inc. (a)(c)	1,517,459	30,015,339
ImmunoGen, Inc. (a)	19,600	142,884
Incyte Corp. (a)	318,123	2,096,431
InterMune, Inc. (c)	525,833	7,982,145
Isis Pharmaceuticals, Inc. (a)	813,310	13,126,823
Ligand Pharmaceuticals, Inc. Class B (a)	595,700	1,429,680
Martek Biosciences (c)	73,800	1,811,790
Medivation, Inc. (a)(c)	241,536	6,115,692
Micromet, Inc. (a)(c)	116,200	736,708
Momenta Pharmaceuticals, Inc. (a)(c)	416,740	4,125,726
Myriad Genetics, Inc. (a)	283,035	8,652,380
Myriad Pharmaceuticals, Inc. (a)	6,579	29,606
OncoGenex Pharmaceuticals, Inc. (a)(c)	232,791	9,348,887
ONYX Pharmaceuticals, Inc. (a)	277,552	8,901,093
OREXIGEN Therapeutics, Inc. (a)	338,948	2,684,468
OSI Pharmaceuticals, Inc. (a)	482,097	16,111,682
PDL BioPharma, Inc.	800,500	7,244,525

	Shares	Value
Poniard Pharmaceuticals, Inc. (a)	170,400	$ 1,410,912
Progenics Pharmaceuticals, Inc. (a)	102,400	539,648
Regeneron Pharmaceuticals, Inc. (a)	269,299	6,121,166
Rigel Pharmaceuticals, Inc. (a)	163,565	1,153,133
Sangamo Biosciences, Inc. (a)	169,502	1,188,209
Savient Pharmaceuticals, Inc. (a)(c)	336,387	4,672,415
Seattle Genetics, Inc. (a)	5,700	69,825
Targacept, Inc. (a)	195,100	2,906,990
Theratechnologies, Inc. (a)	44,400	96,134
Theravance, Inc. (a)	429,067	6,680,573
United Therapeutics Corp. (a)	616,467	56,412,895
Vanda Pharmaceuticals, Inc. (a)	730,600	9,979,996
Vertex Pharmaceuticals, Inc. (a)	1,473,504	55,123,785
Zymogenetics, Inc. (a)(c)	248,605	1,461,797
		1,035,638,628
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.0%
Alsius Corp. (a)	314,300	31,430
Aradigm Corp. (a)	509,900	96,881
		128,311
Health Care Supplies - 0.4%
Quidel Corp. (a)	255,335	3,942,372
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,070,683
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Exelixis, Inc. (a)	699,300	3,979,017
PHARMACEUTICALS - 6.5%
Pharmaceuticals - 6.5%
Adolor Corp. (a)	670,094	1,098,954
Akorn, Inc. (a)(c)	2,396,527	3,139,450
Alexza Pharmaceuticals, Inc. (a)(c)	153,744	407,422
Auxilium Pharmaceuticals, Inc. (a)(c)	1,083,104	31,182,564
Biodel, Inc. (a)(c)(d)	2,190,348	11,148,871
Cadence Pharmaceuticals, Inc. (a)	312,000	3,403,920
Elan Corp. PLC sponsored ADR (a)	1,783,400	12,893,982
Inspire Pharmaceuticals, Inc. (a)	31,300	186,861
Jazz Pharmaceuticals, Inc. (a)(c)	186,465	1,359,330
Optimer Pharmaceuticals, Inc. (a)	261,563	3,408,166
ViroPharma, Inc. (a)	85,900	687,200
Vivus, Inc. (a)	287,232	1,777,966
XenoPort, Inc. (a)	106,125	1,934,659
		72,629,345
TOTAL COMMON STOCKS (Cost $1,176,949,993)		1,116,317,673
Convertible Preferred Stocks - 0.3%
	Shares	Value
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (a)(f) (Cost $6,724,138)	981,626	$ 3,416,058
Convertible Bonds - 0.2%
Principal Amount
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
OSI Pharmaceuticals, Inc. 3.25% 9/8/23 (Cost $2,196,707)	$ 2,670,000	2,428,045
Money Market Funds - 10.0%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e) (Cost $112,087,183)	112,087,183	112,087,183
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $1,297,958,021)		1,234,248,959
NET OTHER ASSETS - (10.3)%		(115,347,254)
NET ASSETS - 100%		$ 1,118,901,705
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,216,434 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/10-1/9/18	1/9/08	$ 1,930,631
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,884
Fidelity Securities Lending Cash Central Fund	406,088
Total	$ 439,972
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Anadys Pharmaceuticals, Inc.	$ 9,115,593	$ -	$ 2,419,812	$ -	$ -
Biodel, Inc.	8,698,655	-	724,106	-	11,148,871
Total	$ 17,814,248	$ -	$ 3,143,918	$ -	$ 11,148,871
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 1,119,733,731	$ 1,111,485,867	$ 4,800,376	$ 3,447,488
Corporate Bonds	2,428,045	-	2,428,045	-
Money Market Funds	112,087,183	112,087,183	-	-
Total Investments in Securities:	$ 1,234,248,959	$ 1,223,573,050	$ 7,228,421	$ 3,447,488
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,416,058
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	72,289
Cost of Purchases	-
Proceeds of Sales	(94,290)
Amortization/Accretion	-
Transfers in/out of Level 3	53,431
Ending Balance	$ 3,447,488
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 72,289

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $302,864,856 of which $237,503,787 and $65,361,069 will expire on February 28, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $1,555,842 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $109,092,910) - See accompanying schedule: Unaffiliated issuers (cost $1,153,041,561)	$ 1,111,012,905
Fidelity Central Funds (cost $112,087,183)	112,087,183
Other affiliated issuers (cost $32,829,277)	11,148,871
Total Investments (cost $1,297,958,021)		$ 1,234,248,959
Receivable for investments sold		6,107,858
Receivable for fund shares sold		373,561
Interest receivable		41,459
Distributions receivable from Fidelity Central Funds		104,392
Prepaid expenses		3,891
Other receivables		9
Total assets		1,240,880,129

Liabilities
Payable to custodian bank	$ 724,199
Payable for investments purchased	6,459,882
Payable for fund shares redeemed	1,843,073
Accrued management fee	526,441
Other affiliated payables	315,495
Other payables and accrued expenses	22,151
Collateral on securities loaned, at value	112,087,183
Total liabilities		121,978,424

Net Assets		$ 1,118,901,705
Net Assets consist of:
Paid in capital		$ 1,492,708,743
Accumulated net investment loss		(4,377,333)
Accumulated undistributed net realized gain (loss) on investments		(305,720,643)
Net unrealized appreciation (depreciation) on investments		(63,709,062)
Net Assets, for 17,304,502 shares outstanding		$ 1,118,901,705
Net Asset Value, offering price and redemption price per share ($1,118,901,705 ÷ 17,304,502 shares)		$ 64.66

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 348,048
Interest		18,417
Income from Fidelity Central Funds (including $406,088 from security lending)		439,972
Total income		806,437

Expenses
Management fee	$ 3,101,066
Transfer agent fees	1,773,161
Accounting and security lending fees	217,991
Custodian fees and expenses	16,054
Independent trustees' compensation	4,590
Registration fees	33,830
Audit	19,536
Legal	3,745
Interest	1,901
Miscellaneous	11,210
Total expenses		5,183,084
Net investment income (loss)		(4,376,647)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,320,635
Other affiliated issuers	(1,284,559)
Total net realized gain (loss)		16,036,076
Change in net unrealized appreciation (depreciation) on: Investment securities		171,556,392
Net gain (loss)		187,592,468
Net increase (decrease) in net assets resulting from operations		$ 183,215,821
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,376,647)	$ (7,296,969)
Net realized gain (loss)	16,036,076	(26,399,620)
Change in net unrealized appreciation (depreciation)	171,556,392	(180,443,840)
Net increase (decrease) in net assets resulting from operations	183,215,821	(214,140,429)
Share transactions Proceeds from sales of shares	78,550,400	678,692,957
Cost of shares redeemed	(295,037,363)	(400,563,233)
Net increase (decrease) in net assets resulting from share transactions	(216,486,963)	278,129,724
Redemption fees	35,452	144,635
Total increase (decrease) in net assets	(33,235,690)	64,133,930

Net Assets
Beginning of period	1,152,137,395	1,088,003,465
End of period (including accumulated net investment loss of $4,377,333 and accumulated net investment loss of $686, respectively)	$ 1,118,901,705	$ 1,152,137,395
Other Information Shares
Sold	1,358,331	10,174,385
Redeemed	(5,148,576)	(6,463,153)
Net increase (decrease)	(3,790,245)	3,711,232

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 54.62	$ 62.59	$ 63.89	$ 68.06	$ 49.04	$ 55.39
Income from Investment Operations
Net investment income (loss) E	(.23)	(.38) H	(.53)	(.47)	(.48)	(.52)
Net realized and unrealized gain (loss)	10.27	(7.60)	(.77)	(3.71)	19.49	(5.84)
Total from investment operations	10.04	(7.98)	(1.30)	(4.18)	19.01	(6.36)
Redemption fees added to paid in capital E	- K	.01	- K	.01	.01	.01
Net asset value, end of period	$ 64.66	$ 54.62	$ 62.59	$ 63.89	$ 68.06	$ 49.04
Total Return B, C, D	18.38%	(12.73)%	(2.03)%	(6.13)%	38.78%	(11.46)%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.89%	.89%	.93%	.97%	.99%
Expenses net of fee waivers, if any	.94% A	.89%	.89%	.93%	.97%	.99%
Expenses net of all reductions	.94% A	.89%	.89%	.92%	.93%	.98%
Net investment income (loss)	(.79)% A	(.61)% H	(.79)%	(.75)%	(.83)%	(.94)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,118,902	$ 1,152,137	$ 1,088,003	$ 1,369,309	$ 1,811,492	$ 1,487,400
Portfolio turnover rate G	89% A	55%	143%	70%	63%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Health Care Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	8.0	6.0
Allergan, Inc.	5.1	4.0
Covidien PLC	5.1	3.1
Merck & Co., Inc.	4.8	4.2
Medco Health Solutions, Inc.	4.8	5.9
Amgen, Inc.	3.7	3.0
Express Scripts, Inc.	3.6	2.9
Baxter International, Inc.	3.0	4.4
Biogen Idec, Inc.	2.8	2.5
Illumina, Inc.	2.8	2.2
	43.7
Top Industries (% of fund's net assets)
As of August 31, 2009
Pharmaceuticals	26.8%
Health Care Equipment & Supplies	22.4%
Health Care Providers & Services	20.4%
Biotechnology	14.5%
Life Sciences Tools & Services	9.5%
All Others*	6.4%

As of February 28, 2009
Pharmaceuticals	34.3%
Biotechnology	21.2%
Health Care Providers & Services	17.4%
Health Care Equipment & Supplies	16.9%
Life Sciences Tools & Services	6.4%
All Others*	3.8%

* Includes short-term investments and net other assets.

Semiannual Report

Select Health Care Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BIOTECHNOLOGY - 14.5%
Biotechnology - 14.5%
Alexion Pharmaceuticals, Inc. (a)	284,408	$ 12,838,177
Alnylam Pharmaceuticals, Inc. (a)	181,200	4,044,384
Amgen, Inc. (a)	925,305	55,277,721
Biogen Idec, Inc. (a)	858,557	43,108,147
BioMarin Pharmaceutical, Inc. (a)	723,185	11,910,857
Dendreon Corp. (a)	141,500	3,306,855
Genzyme Corp. (a)	363,224	20,235,209
Gilead Sciences, Inc. (a)	346,598	15,617,706
Human Genome Sciences, Inc. (a)	52,600	1,040,428
ImmunoGen, Inc. (a)	25,102	182,994
Micromet, Inc. (a)(c)	134,200	850,828
Momenta Pharmaceuticals, Inc. (a)	197,543	1,955,676
Myriad Genetics, Inc. (a)	288,989	8,834,394
OncoGenex Pharmaceuticals, Inc. (a)	86,040	3,455,366
OSI Pharmaceuticals, Inc. (a)	236,400	7,900,488
Targacept, Inc. (a)	263,291	3,923,036
Theravance, Inc. (a)	299,449	4,662,421
United Therapeutics Corp. (a)	225,300	20,617,203
		219,761,890
CHEMICALS - 0.7%
Fertilizers & Agricultural Chemicals - 0.7%
Monsanto Co.	122,451	10,271,190
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)(d)	919,904	3,762,407
Stewart Enterprises, Inc. Class A	687,300	3,649,563
		7,411,970
ELECTRONIC EQUIPMENT & COMPONENTS - 1.5%
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc.	882,900	22,672,872
FOOD & STAPLES RETAILING - 1.0%
Drug Retail - 1.0%
CVS Caremark Corp.	410,363	15,396,820
HEALTH CARE EQUIPMENT & SUPPLIES - 22.4%
Health Care Equipment - 19.2%
Abiomed, Inc. (a)	592,418	4,905,221
Baxter International, Inc.	809,083	46,053,004
Beckman Coulter, Inc.	115,411	7,815,633
Boston Scientific Corp. (a)	2,311,620	27,161,535
C.R. Bard, Inc.	496,988	40,047,293
Conceptus, Inc. (a)	438,735	7,949,878
Covidien PLC	1,931,974	76,448,211
Edwards Lifesciences Corp. (a)	288,917	17,878,184
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(g)	50,450	297,001
ev3, Inc. (a)	818,591	10,428,849
HeartWare International, Inc. (a)(g)	104,658	2,558,260
HeartWare International, Inc. unit (a)	2,478,621	1,802,386

	Shares	Value
Micrus Endovascular Corp. (a)	563,300	$ 6,444,152
Nobel Biocare Holding AG (Switzerland)	288,790	8,819,556
NuVasive, Inc. (a)(c)	261,900	10,494,333
Orthofix International NV (a)	140,674	3,850,247
St. Jude Medical, Inc. (a)	229,432	8,842,309
William Demant Holding AS (a)	41,900	2,566,368
Wright Medical Group, Inc. (a)	377,937	6,137,697
		290,500,117
Health Care Supplies - 3.2%
Cooper Companies, Inc.	433,409	11,840,734
InfuSystems Holdings, Inc. (a)(d)	1,424,500	3,205,125
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	131,400	7,884
Inverness Medical Innovations, Inc. (a)	689,537	24,547,517
Quidel Corp. (a)	288,971	4,461,712
RTI Biologics, Inc. (a)	959,183	4,364,283
		48,427,255
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		338,927,372
HEALTH CARE PROVIDERS & SERVICES - 20.4%
Health Care Distributors & Services - 1.8%
Henry Schein, Inc. (a)	392,371	20,787,816
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	779,900	6,370,583
		27,158,399
Health Care Facilities - 2.0%
Hanger Orthopedic Group, Inc. (a)	564,273	7,905,465
Health Management Associates, Inc. Class A (a)	1,272,300	8,791,593
Universal Health Services, Inc. Class B	229,500	13,485,420
		30,182,478
Health Care Services - 9.5%
Clarient, Inc. (a)	549,000	2,157,570
Express Scripts, Inc. (a)	764,644	55,222,590
Fresenius Medical Care AG & Co. KGaA sponsored ADR	153,900	6,894,720
Genoptix, Inc. (a)	82,173	2,357,543
Health Grades, Inc. (a)	1,124,047	5,103,173
Medco Health Solutions, Inc. (a)	1,305,337	72,080,709
		143,816,305
Managed Health Care - 7.1%
Aetna, Inc.	677,100	19,297,350
CIGNA Corp.	1,329,200	39,118,356
Health Net, Inc. (a)	479,030	7,338,740
Humana, Inc. (a)	557,152	19,890,326
UnitedHealth Group, Inc.	433,282	12,131,896
WellPoint, Inc. (a)	173,292	9,158,482
		106,935,150
TOTAL HEALTH CARE PROVIDERS & SERVICES		308,092,332
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 1.2%
Health Care Technology - 1.2%
Allscripts-Misys Healthcare Solutions, Inc.	282,349	$ 4,192,883
Cerner Corp. (a)	196,606	12,132,556
MedAssets, Inc. (a)	113,096	2,525,434
		18,850,873
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. Class A (a)	168,668	5,547,491
LIFE SCIENCES TOOLS & SERVICES - 9.5%
Life Sciences Tools & Services - 9.5%
Bruker BioSciences Corp. (a)	462,066	4,689,970
Illumina, Inc. (a)	1,194,685	42,136,540
Life Technologies Corp. (a)	789,522	35,157,415
Millipore Corp. (a)	57,800	3,828,094
PerkinElmer, Inc.	565,700	10,324,025
QIAGEN NV (a)	1,328,904	27,308,977
Waters Corp. (a)	393,375	19,778,895
		143,223,916
PHARMACEUTICALS - 26.5%
Pharmaceuticals - 26.5%
Abbott Laboratories	344,553	15,584,132
Allergan, Inc.	1,390,622	77,763,582
Ardea Biosciences, Inc. (a)	244,000	4,328,560
Auxilium Pharmaceuticals, Inc. (a)	78,600	2,262,894
Cadence Pharmaceuticals, Inc. (a)	517,160	5,642,216
Cardiome Pharma Corp. (a)(c)	561,700	2,540,120
Hikma Pharmaceuticals PLC	346,655	2,613,041
Johnson & Johnson	34,512	2,085,905
King Pharmaceuticals, Inc. (a)	1,641,800	17,041,884
Merck & Co., Inc.	2,224,781	72,149,648
Optimer Pharmaceuticals, Inc. (a)	312,305	4,069,334
Pfizer, Inc.	7,234,396	120,814,411
Piramal Healthcare Ltd.	287,326	1,952,979
Pronova BioPharma ASA (a)	922,800	2,668,204
Roche Holding AG (participation certificate)	87,129	13,847,501
Shire PLC sponsored ADR	418,800	20,755,728
Teva Pharmaceutical Industries Ltd. sponsored ADR	316,169	16,282,704
ViroPharma, Inc. (a)	404,448	3,235,584
Warner Chilcott PLC (a)	548,305	11,168,973
XenoPort, Inc. (a)	170,799	3,113,666
		399,921,066
TOTAL COMMON STOCKS (Cost $1,334,196,872)		1,490,077,792
Nonconvertible Bonds - 0.3%
	Principal Amount	Value
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Elan Finance PLC/Elan Finance Corp. 4.44% 11/15/11 (e) (Cost $3,103,891)	$ 3,910,000	$ 3,636,300
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 0.33% (f)	10,756,601	10,756,601
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(f)	6,005,000	6,005,000
TOTAL MONEY MARKET FUNDS (Cost $16,761,601)		16,761,601
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,354,062,364)		1,510,475,693
NET OTHER ASSETS - 0.0%		471,405
NET ASSETS - 100%		$ 1,510,947,098
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,855,261 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 50
HeartWare International, Inc.	8/10/09	$ 2,302,476
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,011
Fidelity Securities Lending Cash Central Fund	64,078
Total	$ 105,089
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc. Class A	$ 2,335,450	$ -	$ 76,951	$ -	$ 3,762,407
InfuSystems Holdings, Inc.	2,706,550	-	-	-	3,205,125
Total	$ 5,042,000	$ -	$ 76,951	$ -	$ 6,967,532
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,411,970	$ 7,411,970	$ -	$ -
Consumer Staples	15,396,820	15,396,820	-	-
Health Care	1,428,777,449	1,425,922,188	2,855,261	-
Information Technology	28,220,363	28,220,363	-	-
Materials	10,271,190	10,271,190	-	-
Corporate Bonds	3,636,300	-	3,636,300	-
Money Market Funds	16,761,601	16,761,601	-	-
Total Investments in Securities:	$ 1,510,475,693	$ 1,503,984,132	$ 6,491,561	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,444
Total Realized Gain (Loss)	(33,083)
Total Unrealized Gain (Loss)	31,639
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
Ireland	6.1%
Netherlands	1.8%
United Kingdom	1.6%
Switzerland	1.5%
Israel	1.1%
Others (individually less than 1%)	1.6%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $134,571,440 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $158,382,597 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,769,880) - See accompanying schedule: Unaffiliated issuers (cost $1,323,868,378)	$ 1,486,746,560
Fidelity Central Funds (cost $16,761,601)	16,761,601
Other affiliated issuers (cost $13,432,385)	6,967,532
Total Investments (cost $1,354,062,364)		$ 1,510,475,693
Receivable for investments sold		21,855,225
Receivable for fund shares sold		701,789
Dividends receivable		1,375,452
Interest receivable		7,234
Distributions receivable from Fidelity Central Funds		8,733
Prepaid expenses		4,642
Other receivables		197,580
Total assets		1,534,626,348

Liabilities
Payable for investments purchased	$ 14,047,646
Payable for fund shares redeemed	2,479,864
Accrued management fee	696,830
Other affiliated payables	369,189
Other payables and accrued expenses	80,721
Collateral on securities loaned, at value	6,005,000
Total liabilities		23,679,250

Net Assets		$ 1,510,947,098
Net Assets consist of:
Paid in capital		$ 1,589,589,079
Undistributed net investment income		1,300,356
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(236,316,073)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		156,373,736
Net Assets, for 15,602,747 shares outstanding		$ 1,510,947,098
Net Asset Value, offering price and redemption price per share ($1,510,947,098 ÷ 15,602,747 shares)		$ 96.84

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 7,047,529
Interest		251,801
Income from Fidelity Central Funds (including $64,078 from security lending)		105,089
Total income		7,404,419

Expenses
Management fee	$ 3,740,758
Transfer agent fees	1,971,902
Accounting and security lending fees	240,875
Custodian fees and expenses	43,349
Independent trustees' compensation	5,210
Appreciation in deferred trustee compensation account	123
Registration fees	27,956
Audit	26,195
Legal	2,939
Miscellaneous	13,747
Total expenses before reductions	6,073,054
Expense reductions	(13,727)	6,059,327
Net investment income (loss)		1,345,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	94,333,736
Other affiliated issuers	(108,717)
Foreign currency transactions	38,076
Total net realized gain (loss)		94,263,095
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $36,031)	269,980,102
Assets and liabilities in foreign currencies	49,267
Total change in net unrealized appreciation (depreciation)		270,029,369
Net gain (loss)		364,292,464
Net increase (decrease) in net assets resulting from operations		$ 365,637,556

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,345,092	$ 7,051,983
Net realized gain (loss)	94,263,095	(324,474,517)
Change in net unrealized appreciation (depreciation)	270,029,369	(279,609,070)
Net increase (decrease) in net assets resulting from operations	365,637,556	(597,031,604)
Distributions to shareholders from net investment income	(2,823,222)	(6,124,045)
Distributions to shareholders from net realized gain	-	(77,726,943)
Total distributions	(2,823,222)	(83,850,988)
Share transactions Proceeds from sales of shares	94,241,258	251,717,005
Reinvestment of distributions	2,665,042	79,184,139
Cost of shares redeemed	(139,931,200)	(407,072,802)
Net increase (decrease) in net assets resulting from share transactions	(43,024,900)	(76,171,658)
Redemption fees	14,885	50,497
Total increase (decrease) in net assets	319,804,319	(757,003,753)

Net Assets
Beginning of period	1,191,142,779	1,948,146,532
End of period (including undistributed net investment income of $1,300,356 and undistributed net investment income of $2,778,486, respectively)	$ 1,510,947,098	$ 1,191,142,779
Other Information Shares
Sold	1,091,465	2,656,352
Issued in reinvestment of distributions	32,680	777,486
Redeemed	(1,694,931)	(4,313,844)
Net increase (decrease)	(570,786)	(880,006)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 73.65	$ 114.24	$ 126.78	$ 139.09	$ 127.07	$ 123.36
Income from Investment Operations
Net investment income (loss) E	.09	.42	.39 H	.39	(.17)	.14
Net realized and unrealized gain (loss)	23.28	(35.98)	1.63	4.49	25.97	3.69
Total from investment operations	23.37	(35.56)	2.02	4.88	25.80	3.83
Distributions from net investment income	(.18)	(.37)	(.39)	(.20)	(.04)	(.13)
Distributions from net realized gain	-	(4.66)	(14.17)	(16.99)	(13.75)	-
Total distributions	(.18)	(5.03)	(14.56)	(17.19)	(13.79)	(.13)
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 96.84	$ 73.65	$ 114.24	$ 126.78	$ 139.09	$ 127.07
Total Return B, C, D	31.78%	(32.34)%	.72%	4.13%	20.42%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.91% A	.86%	.85%	.88%	.91%	.93%
Expenses net of fee waivers, if any	.91% A	.86%	.85%	.88%	.91%	.93%
Expenses net of all reductions	.91% A	.86%	.84%	.87%	.87%	.92%
Net investment income (loss)	.20% A	.44%	.30% H	.31%	(.12)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,510,947	$ 1,191,143	$ 1,948,147	$ 2,073,783	$ 2,380,323	$ 1,906,252
Portfolio turnover rate G	138% A	173%	120%	91%	120%	32%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended
February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Delivery Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Medco Health Solutions, Inc.	12.6	14.9
UnitedHealth Group, Inc.	12.0	14.0
Express Scripts, Inc.	9.0	9.1
WellPoint, Inc.	8.6	9.9
Aetna, Inc.	7.4	1.3
McKesson Corp.	4.8	5.5
Humana, Inc.	4.7	4.2
CIGNA Corp.	4.7	1.1
AmerisourceBergen Corp.	2.8	2.7
Community Health Systems, Inc.	2.3	0.6
	68.9
Top Industries (% of fund's net assets)
As of August 31, 2009
Health Care Providers & Services	89.5%
Food & Staples Retailing	2.2%
Health Care Equipment & Supplies	1.8%
Life Sciences Tools & Services	1.8%
Biotechnology	0.4%
All Others*	4.3%

As of February 28, 2009
Health Care Providers & Services	91.9%
Health Care Equipment & Supplies	3.8%
Biotechnology	1.9%
Diversified Consumer Services	1.1%
Food & Staples Retailing	1.1%
All Others*	0.2%

* Includes short-term investments and net other assets.

Semiannual Report

Select Medical Delivery Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
BIOTECHNOLOGY - 0.4%
Biotechnology - 0.4%
Alnylam Pharmaceuticals, Inc. (a)	29,300	$ 653,976
Human Genome Sciences, Inc. (a)	5,400	106,812
Myriad Genetics, Inc. (a)	20,900	638,913
Myriad Pharmaceuticals, Inc. (a)	5,225	23,513
		1,423,214
FOOD & STAPLES RETAILING - 2.2%
Drug Retail - 2.2%
CVS Caremark Corp.	68,283	2,561,978
Rite Aid Corp. (a)(d)	1,052,900	1,621,466
Walgreen Co.	105,000	3,557,400
		7,740,844
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Health Care Equipment - 0.6%
Baxter International, Inc.	11,500	654,580
Covidien PLC	18,600	736,002
Electro-Optical Sciences, Inc. (a)	12,700	125,095
Golden Meditech Co. Ltd. (a)	4,472,000	750,098
Natus Medical, Inc. (a)	1,000	14,250
		2,280,025
Health Care Supplies - 1.2%
InfuSystems Holdings, Inc. (a)	20,000	45,000
Inverness Medical Innovations, Inc. (a)	116,000	4,129,600
		4,174,600
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		6,454,625
HEALTH CARE PROVIDERS & SERVICES - 88.8%
Health Care Distributors & Services - 10.2%
AmerisourceBergen Corp.	454,400	9,683,264
Cardinal Health, Inc.	81,600	2,821,728
Henry Schein, Inc. (a)	112,500	5,960,250
McKesson Corp.	293,400	16,682,724
Patterson Companies, Inc. (a)	20,000	544,600
		35,692,566
Health Care Facilities - 10.1%
Apollo Hospitals Enterprise Ltd.	4,939	53,255
Bangkok Chain Hospital PCL	4,250,000	1,074,368
Bangkok Dusit Medical Service PCL (For. Reg.)	297,600	216,945
Brookdale Senior Living, Inc. (d)	184,900	2,938,061
Community Health Systems, Inc. (a)	262,800	8,086,356
Emeritus Corp. (a)	135,524	2,443,498
Hanger Orthopedic Group, Inc. (a)	145,000	2,031,450
Health Management Associates, Inc. Class A (a)	787,700	5,443,007

	Shares	Value
LifePoint Hospitals, Inc. (a)	45,000	$ 1,130,850
Tenet Healthcare Corp. (a)	1,447,400	6,744,884
Universal Health Services, Inc. Class B	89,800	5,276,648
VCA Antech, Inc. (a)	2,100	51,975
		35,491,297
Health Care Services - 26.4%
DaVita, Inc. (a)	30,564	1,580,464
Emergency Medical Services Corp. Class A (a)	4,600	208,610
Express Scripts, Inc. (a)	434,100	31,350,702
Health Grades, Inc. (a)	668,469	3,034,849
Healthways, Inc. (a)	88,900	1,162,812
IPC The Hospitalist Co., Inc. (a)	35,000	1,033,900
Laboratory Corp. of America Holdings (a)	20,000	1,395,800
Lincare Holdings, Inc. (a)	130,900	3,454,451
Medco Health Solutions, Inc. (a)	796,341	43,973,951
Quest Diagnostics, Inc.	18,800	1,014,448
Rural/Metro Corp. (a)	1,019,500	3,945,465
		92,155,452
Managed Health Care - 42.1%
Aetna, Inc.	903,056	25,737,096
Centene Corp. (a)	75,000	1,298,250
CIGNA Corp.	556,000	16,363,080
Coventry Health Care, Inc. (a)	161,800	3,532,094
Health Net, Inc. (a)	410,656	6,291,250
Humana, Inc. (a)	463,372	16,542,380
Triple-S Management Corp. (a)	141,100	2,615,994
UnitedHealth Group, Inc.	1,499,597	41,988,716
Universal American Financial Corp. (a)	292,096	2,681,441
WellPoint, Inc. (a)	568,900	30,066,365
		147,116,666
TOTAL HEALTH CARE PROVIDERS & SERVICES		310,455,981
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Cerner Corp. (a)	9,600	592,416
Medidata Solutions, Inc.	1,400	22,204
		614,620
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)	8,400	276,276
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Life Sciences Tools & Services - 1.8%
Illumina, Inc. (a)	35,700	1,259,139
Life Technologies Corp. (a)	76,400	3,402,092
Medtox Scientific, Inc. (a)	177,800	1,626,870
		6,288,101
TOTAL COMMON STOCKS (Cost $286,681,371)		333,253,661
Nonconvertible Bonds - 0.7%
	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES - 0.7%
Health Care Services - 0.7%
Rural/Metro Corp.:
0% 3/15/16 (c)	$ 2,790,000	$ 2,357,550
9.875% 3/15/15	20,000	18,700
TOTAL NONCONVERTIBLE BONDS (Cost $2,629,961)		2,376,250
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	17,998,143	17,998,143
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	1,500,750	1,500,750
TOTAL MONEY MARKET FUNDS (Cost $19,498,893)		19,498,893
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $308,810,225)	355,128,804
NET OTHER ASSETS - (1.6)%	(5,611,013)
NET ASSETS - 100%	$ 349,517,791
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,971
Fidelity Securities Lending Cash Central Fund	14,291
Total	$ 20,262
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rural/Metro Corp.	$ 2,642,490	$ -	$ 2,159,573	$ -	$ -
Total	$ 2,642,490	$ -	$ 2,159,573	$ -	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$ 7,740,844	$ 7,740,844	$ -	$ -
Health Care	325,236,541	325,236,541	-	-
Information Technology	276,276	276,276	-	-
Corporate Bonds	2,376,250	-	2,376,250	-
Money Market Funds	19,498,893	19,498,893	-	-
Total Investments in Securities:	$ 355,128,804	$ 352,752,554	$ 2,376,250	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,601
Total Realized Gain (Loss)	(59,600)
Total Unrealized Gain (Loss)	56,999
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 Securities at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $28,045,847 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $35,477,954 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,386,210) - See accompanying schedule: Unaffiliated issuers (cost $289,311,332)	$ 335,629,911
Fidelity Central Funds (cost $19,498,893)	19,498,893
Total Investments (cost $308,810,225)		$ 355,128,804
Receivable for fund shares sold		330,568
Dividends receivable		78,142
Interest receivable		905
Distributions receivable from Fidelity Central Funds		2,211
Prepaid expenses		952
Other receivables		6,207
Total assets		355,547,789

Liabilities
Payable for investments purchased	$ 3,491,931
Payable for fund shares redeemed	766,336
Accrued management fee	155,459
Other affiliated payables	97,420
Other payables and accrued expenses	18,102
Collateral on securities loaned, at value	1,500,750
Total liabilities		6,029,998

Net Assets		$ 349,517,791
Net Assets consist of:
Paid in capital		$ 405,485,686
Accumulated net investment loss		(919,298)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(101,366,868)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		46,318,271
Net Assets, for 9,304,267 shares outstanding		$ 349,517,791
Net Asset Value, offering price and redemption price per share ($349,517,791 ÷ 9,304,267 shares)		$ 37.57

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 314,218
Interest		156,642
Income from Fidelity Central Funds (including $14,291 from security lending)		20,262
Total income		491,122

Expenses
Management fee	$ 802,356
Transfer agent fees	502,330
Accounting and security lending fees	55,907
Custodian fees and expenses	8,107
Independent trustees' compensation	1,141
Registration fees	18,684
Audit	19,746
Legal	543
Interest	452
Miscellaneous	2,932
Total expenses before reductions	1,412,198
Expense reductions	(1,927)	1,410,271
Net investment income (loss)		(919,149)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,852,025)
Other affiliated issuers	(4,305,295)
Foreign currency transactions	310
Total net realized gain (loss)		(30,157,010)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,900)	138,578,714
Assets and liabilities in foreign currencies	18,277
Total change in net unrealized appreciation (depreciation)		138,596,991
Net gain (loss)		108,439,981
Net increase (decrease) in net assets resulting from operations		$ 107,520,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Delivery Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (919,149)	$ (1,827,266)
Net realized gain (loss)	(30,157,010)	(67,873,724)
Change in net unrealized appreciation (depreciation)	138,596,991	(136,913,379)
Net increase (decrease) in net assets resulting from operations	107,520,832	(206,614,369)
Distributions to shareholders from net investment income	-	(331,975)
Distributions to shareholders from net realized gain	-	(3,873,055)
Total distributions	-	(4,205,030)
Share transactions Proceeds from sales of shares	45,262,427	139,545,282
Reinvestment of distributions	-	4,037,578
Cost of shares redeemed	(66,787,168)	(209,790,018)
Net increase (decrease) in net assets resulting from share transactions	(21,524,741)	(66,207,158)
Redemption fees	18,294	32,689
Total increase (decrease) in net assets	86,014,385	(276,993,868)

Net Assets
Beginning of period	263,503,406	540,497,274
End of period (including accumulated net investment loss of $919,298 and accumulated net investment loss of $149, respectively)	$ 349,517,791	$ 263,503,406
Other Information Shares
Sold	1,333,832	4,123,547
Issued in reinvestment of distributions	-	103,874
Redeemed	(2,352,212)	(5,842,893)
Net increase (decrease)	(1,018,380)	(1,615,472)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 25.53	$ 45.27	$ 51.02	$ 54.98	$ 46.80	$ 32.76
Income from Investment Operations
Net investment income (loss) E	(.10)	(.18)	.11 H	(.29)	(.31)	(.28)
Net realized and unrealized gain (loss)	12.14	(19.18)	(1.69)	1.20	11.41	14.28
Total from investment operations	12.04	(19.36)	(1.58)	.91	11.10	14.00
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.35)	(4.17)	(4.88)	(2.94)	-
Total distributions	-	(.38)	(4.17)	(4.88)	(2.94)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.02	.04
Net asset value, end of period	$ 37.57	$ 25.53	$ 45.27	$ 51.02	$ 54.98	$ 46.80
Total Return B, C, D	47.16%	(43.05)%	(4.00)%	2.23%	24.54%	42.86%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	.94%	.92%	.95%	.95%	1.03%
Expenses net of fee waivers, if any	.99% A	.94%	.92%	.95%	.95%	1.03%
Expenses net of all reductions	.99% A	.94%	.91%	.94%	.91%	.92%
Net investment income (loss)	(.64)% A	(.50)%	.22% H	(.58)%	(.60)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 349,518	$ 263,503	$ 540,497	$ 643,641	$ 1,469,861	$ 706,183
Portfolio turnover rate G	53% A	122%	113%	92%	106%	244

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.38 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended
February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Equipment and Systems Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Covidien PLC	12.1	11.4
Baxter International, Inc.	11.7	15.6
Medtronic, Inc.	8.8	9.5
Boston Scientific Corp.	8.6	4.4
C.R. Bard, Inc.	5.6	3.7
St. Jude Medical, Inc.	4.1	5.2
Allergan, Inc.	3.8	3.5
Illumina, Inc.	2.6	3.1
Edwards Lifesciences Corp.	2.6	2.5
Inverness Medical Innovations, Inc.	2.5	1.2
	62.4
Top Industries (% of fund's net assets)
As of August 31, 2009
Health Care Equipment & Supplies	78.5%
Life Sciences Tools & Services	7.5%
Health Care Providers & Services	5.8%
Pharmaceuticals	4.3%
Electronic Equipment & Components	1.3%
All Others*	2.6%

As of February 28, 2009
Health Care Equipment & Supplies	79.2%
Health Care Providers & Services	8.2%
Life Sciences Tools & Services	7.6%
Pharmaceuticals	3.7%
Biotechnology	0.8%
All Others*	0.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Medical Equipment and Systems Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Alnylam Pharmaceuticals, Inc. (a)(c)	140,000	$ 3,124,800
ELECTRONIC EQUIPMENT & COMPONENTS - 1.3%
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc.	603,400	15,495,312
HEALTH CARE EQUIPMENT & SUPPLIES - 78.5%
Health Care Equipment - 71.9%
Abiomed, Inc. (a)(c)	800,000	6,624,000
American Medical Systems Holdings, Inc. (a)	150,000	2,286,000
Aspect Medical Systems, Inc. (a)	400,000	2,572,000
Baxter International, Inc.	2,400,000	136,608,000
Beckman Coulter, Inc.	260,000	17,607,200
Becton, Dickinson & Co.	65,000	4,525,300
Boston Scientific Corp. (a)	8,550,000	100,462,500
C.R. Bard, Inc.	810,000	65,269,800
Conceptus, Inc. (a)	700,000	12,684,000
Covidien PLC	3,560,000	140,869,200
Edwards Lifesciences Corp. (a)	490,000	30,321,200
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(e)	90,313	517,241
ev3, Inc. (a)	1,120,000	14,268,800
Gen-Probe, Inc. (a)	100,000	3,855,000
HeartWare International, Inc. unit (a)	10,149,512	7,380,451
Hologic, Inc. (a)	1,750,000	28,787,500
Hospira, Inc. (a)	400,000	15,636,000
Integra LifeSciences Holdings Corp. (a)	150,000	5,068,500
Intuitive Surgical, Inc. (a)(c)	73,000	16,257,830
Kinetic Concepts, Inc. (a)	320,000	10,224,000
Mako Surgical Corp. (a)(c)	300,515	2,569,403
Masimo Corp. (a)	130,000	3,265,600
Medtronic, Inc.	2,670,000	102,261,000
Micrus Endovascular Corp. (a)	771,500	8,825,960
Nobel Biocare Holding AG (Switzerland)	230,000	7,024,128
NuVasive, Inc. (a)(c)	370,000	14,825,900
Orthofix International NV (a)	136,600	3,738,742
ResMed, Inc. (a)	60,000	2,754,600
St. Jude Medical, Inc. (a)	1,230,000	47,404,200
Varian Medical Systems, Inc. (a)	130,000	5,599,100
Wright Medical Group, Inc. (a)	794,900	12,909,176
Zimmer Holdings, Inc. (a)	130,000	6,155,500
		839,157,831
Health Care Supplies - 6.6%
Align Technology, Inc. (a)(c)	330,000	4,422,000
Cooper Companies, Inc.	500,000	13,660,000
DENTSPLY International, Inc.	410,000	13,821,100
Inverness Medical Innovations, Inc. (a)	820,000	29,192,000
Quidel Corp. (a)	300,000	4,632,000

	Shares	Value
RTI Biologics, Inc. (a)	1,665,600	$ 7,578,480
Sartorius Stedim Biotech	100,000	3,971,349
		77,276,929
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		916,434,760
HEALTH CARE PROVIDERS & SERVICES - 5.8%
Health Care Distributors & Services - 1.6%
Henry Schein, Inc. (a)	350,000	18,543,000
Health Care Facilities - 0.5%
Hanger Orthopedic Group, Inc. (a)	400,000	5,604,000
Health Care Services - 2.9%
Express Scripts, Inc. (a)	250,000	18,055,000
Medco Health Solutions, Inc. (a)	300,000	16,566,000
		34,621,000
Managed Health Care - 0.8%
CIGNA Corp.	310,000	9,123,300
TOTAL HEALTH CARE PROVIDERS & SERVICES		67,891,300
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Omnicell, Inc. (a)	320,000	3,513,600
LIFE SCIENCES TOOLS & SERVICES - 7.5%
Life Sciences Tools & Services - 7.5%
Illumina, Inc. (a)	863,000	30,438,010
Life Technologies Corp. (a)	520,000	23,155,600
QIAGEN NV (a)(c)	1,050,000	21,577,500
Waters Corp. (a)	240,000	12,067,200
		87,238,310
PHARMACEUTICALS - 4.3%
Pharmaceuticals - 4.3%
Allergan, Inc.	785,000	43,897,200
Warner Chilcott PLC (a)	300,000	6,111,000
		50,008,200
TOTAL COMMON STOCKS (Cost $1,084,679,449)		1,143,706,282
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	9,914,664	$ 9,914,664
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	33,227,550	33,227,550
TOTAL MONEY MARKET FUNDS (Cost $43,142,214)		43,142,214
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,127,821,663)		1,186,848,496
NET OTHER ASSETS - (1.7)%		(20,075,470)
NET ASSETS - 100%		$ 1,166,773,026
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $517,241 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 9
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,658
Fidelity Securities Lending Cash Central Fund	73,677
Total	$ 108,335
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 1,128,210,970	$ 1,127,693,729	$ 517,241	$ -
Information Technology	15,495,312	15,495,312	-	-
Money Market Funds	43,142,214	43,142,214	-	-
Total Investments in Securities:	$ 1,186,848,496	$ 1,186,331,255	$ 517,241	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.6%
Ireland	12.6%
Netherlands	1.9%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $12,822,831 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $101,048,232 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,264,852) - See accompanying schedule: Unaffiliated issuers (cost $1,084,679,449)	$ 1,143,706,282
Fidelity Central Funds (cost $43,142,214)	43,142,214
Total Investments (cost $1,127,821,663)		$ 1,186,848,496
Receivable for investments sold		20,464,598
Receivable for fund shares sold		1,864,869
Dividends receivable		39,007
Distributions receivable from Fidelity Central Funds		7,926
Prepaid expenses		4,485
Other receivables		2,081
Total assets		1,209,231,462

Liabilities
Payable for investments purchased	$ 5,949,208
Payable for fund shares redeemed	2,403,894
Accrued management fee	537,391
Other affiliated payables	313,273
Other payables and accrued expenses	27,120
Collateral on securities loaned, at value	33,227,550
Total liabilities		42,458,436

Net Assets		$ 1,166,773,026
Net Assets consist of:
Paid in capital		$ 1,208,844,429
Accumulated net investment loss		(392,014)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(100,706,317)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		59,026,928
Net Assets, for 51,732,854 shares outstanding		$ 1,166,773,026
Net Asset Value, offering price and redemption price per share ($1,166,773,026 ÷ 51,732,854 shares)		$ 22.55

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,470,225
Interest		16
Income from Fidelity Central Funds (including $73,677 from security lending)		108,335
Total income		4,578,576

Expenses
Management fee	$ 2,982,817
Transfer agent fees	1,707,531
Accounting and security lending fees	206,557
Custodian fees and expenses	18,334
Independent trustees' compensation	4,089
Registration fees	26,041
Audit	18,390
Legal	1,977
Interest	143
Miscellaneous	12,278
Total expenses before reductions	4,978,157
Expense reductions	(7,567)	4,970,590
Net investment income (loss)		(392,014)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,484,605
Foreign currency transactions	21,272
Total net realized gain (loss)		41,505,877
Change in net unrealized appreciation (depreciation) on: Investment securities	237,880,212
Assets and liabilities in foreign currencies	(286)
Total change in net unrealized appreciation (depreciation)		237,879,926
Net gain (loss)		279,385,803
Net increase (decrease) in net assets resulting from operations		$ 278,993,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Equipment and Systems Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (392,014)	$ 767,386
Net realized gain (loss)	41,505,877	(138,688,512)
Change in net unrealized appreciation (depreciation)	237,879,926	(312,583,518)
Net increase (decrease) in net assets resulting from operations	278,993,789	(450,504,644)
Distributions to shareholders from net investment income	-	(305,984)
Distributions to shareholders from net realized gain	-	(36,663,628)
Total distributions	-	(36,969,612)
Share transactions Proceeds from sales of shares	166,301,290	1,025,190,451
Reinvestment of distributions	-	35,608,206
Cost of shares redeemed	(291,034,631)	(731,022,154)
Net increase (decrease) in net assets resulting from share transactions	(124,733,341)	329,776,503
Redemption fees	48,481	300,715
Total increase (decrease) in net assets	154,308,929	(157,397,038)

Net Assets
Beginning of period	1,012,464,097	1,169,861,135
End of period (including accumulated net investment loss of $392,014 and $0, respectively)	$ 1,166,773,026	$ 1,012,464,097
Other Information Shares
Sold	8,452,947	43,960,563
Issued in reinvestment of distributions	-	1,505,633
Redeemed	(15,238,381)	(34,870,564)
Net increase (decrease)	(6,785,434)	10,595,632

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 24.41	$ 23.67	$ 24.62	$ 23.70	$ 20.99
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	(.05)	(.05)	(.04)	(.06)
Net realized and unrealized gain (loss)	5.26	(6.35)	2.97	1.35	1.80	2.88
Total from investment operations	5.25	(6.34)	2.92	1.30	1.76	2.82
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	-	(.77)	(2.18)	(2.25)	(.84)	(.11)
Total distributions	-	(.78)	(2.18)	(2.25)	(.84)	(.11)
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 22.55	$ 17.30	$ 24.41	$ 23.67	$ 24.62	$ 23.70
Total Return B,C,D	30.35%	(26.81)%	12.57%	5.66%	7.36%	13.49%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	.87%	.88%	.93%	.96%	1.00%
Expenses net of fee waivers, if any	.94% A	.87%	.88%	.93%	.96%	1.00%
Expenses net of all reductions	.94% A	.87%	.88%	.92%	.92%	.98%
Net investment income (loss)	(.07)% A	.06%	(.20)%	(.22)%	(.18)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,166,773	$ 1,012,464	$ 1,169,861	$ 796,975	$ 1,115,117	$ 966,579
Portfolio turnover rate G	72% A	116%	129%	71%	99%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Pharmaceuticals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	15.9	4.9
Pfizer, Inc.	15.5	9.7
Merck & Co., Inc.	9.3	4.6
Abbott Laboratories	8.6	7.5
Schering-Plough Corp.	5.0	6.7
Allergan, Inc.	4.8	3.2
Shire PLC	2.9	0.0
Bristol-Myers Squibb Co.	2.5	4.1
Wyeth	2.2	24.0
Vanda Pharmaceuticals, Inc.	2.1	0.0
	68.8
Top Industries (% of fund's net assets)
As of August 31, 2009
Pharmaceuticals	78.6%
Biotechnology	6.6%
Health Care Equipment & Supplies	6.1%
Health Care Providers & Services	5.0%
Life Sciences Tools & Services	1.9%
All Others*	1.8%

As of February 28, 2009
Pharmaceuticals	81.0%
Biotechnology	9.5%
Health Care Equipment & Supplies	4.8%
Health Care Providers & Services	2.2%
Life Sciences Tools & Services	1.4%
All Others*	1.1%

* Includes short-term investments and net other assets.

Semiannual Report

Select Pharmaceuticals Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
BIOTECHNOLOGY - 6.6%
Biotechnology - 6.6%
Acorda Therapeutics, Inc. (a)	20,400	$ 461,448
Actelion Ltd. (Reg.) (a)	132	7,616
Alexion Pharmaceuticals, Inc. (a)	9,436	425,941
Allos Therapeutics, Inc. (a)	6,600	48,510
Amylin Pharmaceuticals, Inc. (a)	21,360	269,136
ARIAD Pharmaceuticals, Inc. (a)	10,000	21,900
AVI BioPharma, Inc. (a)	5,000	8,550
BioCryst Pharmaceuticals, Inc. (a)(c)	8,000	99,760
Biogen Idec, Inc. (a)	20,100	1,009,221
BioMarin Pharmaceutical, Inc. (a)	40,600	668,682
CSL Ltd.	5,467	148,895
Dendreon Corp. (a)(c)	17,000	397,290
Genzyme Corp. (a)	12,000	668,520
GTx, Inc. (a)	2,200	20,702
Human Genome Sciences, Inc. (a)	15,000	296,700
ImmunoGen, Inc. (a)	19,100	139,239
Incyte Corp. (a)	3,000	19,770
Intercell AG (a)	100	3,584
Medivation, Inc. (a)	4,303	108,952
Micromet, Inc. (a)	3,000	19,020
Momenta Pharmaceuticals, Inc. (a)	2,700	26,730
Myriad Genetics, Inc. (a)	20,700	632,799
Novavax, Inc. (a)	1,000	6,040
OncoGenex Pharmaceuticals, Inc. (a)	4,000	160,640
ONYX Pharmaceuticals, Inc. (a)	1,500	48,105
OREXIGEN Therapeutics, Inc. (a)	4,000	31,680
OSI Pharmaceuticals, Inc. (a)	500	16,710
Protalix BioTherapeutics, Inc. (a)	3,000	19,200
Rigel Pharmaceuticals, Inc. (a)	5,000	35,250
United Therapeutics Corp. (a)	16,800	1,537,368
Vanda Pharmaceuticals, Inc. (a)	250,800	3,425,928
Vical, Inc. (a)	1,000	4,610
		10,788,496
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc.	27,500	706,200
FOOD & STAPLES RETAILING - 0.8%
Drug Retail - 0.8%
CVS Caremark Corp.	19,900	746,648
Rite Aid Corp. (a)	27,000	41,580
Walgreen Co.	13,500	457,380
		1,245,608
HEALTH CARE EQUIPMENT & SUPPLIES - 6.1%
Health Care Equipment - 4.5%
Abiomed, Inc. (a)	25,000	207,000
American Medical Systems Holdings, Inc. (a)	11,800	179,832

	Shares	Value
Baxter International, Inc.	1,400	$ 79,688
Becton, Dickinson & Co.	2,000	139,240
Boston Scientific Corp. (a)	9,300	109,275
C.R. Bard, Inc.	14,600	1,176,468
China Medical Technologies, Inc. sponsored ADR (c)	4,600	70,840
Conceptus, Inc. (a)	9,000	163,080
Covidien PLC	48,800	1,931,016
Edwards Lifesciences Corp. (a)	7,000	433,160
ev3, Inc. (a)	10,000	127,400
Hospira, Inc. (a)	8,000	312,720
Integra LifeSciences Holdings Corp. (a)	1,700	57,443
Mako Surgical Corp. (a)	13,000	111,150
Masimo Corp. (a)	17,330	435,330
Micrus Endovascular Corp. (a)	23,000	263,120
Mindray Medical International Ltd. sponsored ADR	1,000	30,900
Nobel Biocare Holding AG (Switzerland)	22,250	679,508
NuVasive, Inc. (a)	6,500	260,455
ResMed, Inc. (a)	100	4,591
Sonova Holding AG	2,827	270,433
William Demant Holding AS (a)	3,600	220,499
		7,263,148
Health Care Supplies - 1.6%
Alcon, Inc.	4,000	517,880
Align Technology, Inc. (a)	18,100	242,540
Cooper Companies, Inc.	25,500	696,660
DENTSPLY International, Inc.	5,000	168,550
Essilor International SA	4,750	256,536
ICU Medical, Inc. (a)	900	33,471
Inverness Medical Innovations, Inc. (a)	5,600	199,360
Meridian Bioscience, Inc.	11,400	274,740
Quidel Corp. (a)	12,100	186,824
RTI Biologics, Inc. (a)	5,500	25,025
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	16,000	43,352
		2,644,938
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		9,908,086
HEALTH CARE PROVIDERS & SERVICES - 5.0%
Health Care Distributors & Services - 0.4%
Henry Schein, Inc. (a)	10,800	572,184
Owens & Minor, Inc.	1,600	70,800
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	4,000	32,674
		675,658
Health Care Facilities - 0.2%
Community Health Systems, Inc. (a)	2,000	61,540
Hanger Orthopedic Group, Inc. (a)	9,500	133,095
Health Management Associates, Inc. Class A (a)	10,000	69,100
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
Tenet Healthcare Corp. (a)	10,000	$ 46,600
Universal Health Services, Inc. Class B	1,000	58,760
		369,095
Health Care Services - 2.9%
Express Scripts, Inc. (a)	25,000	1,805,500
Medco Health Solutions, Inc. (a)	51,400	2,838,308
		4,643,808
Managed Health Care - 1.5%
Aetna, Inc.	19,000	541,500
CIGNA Corp.	27,800	818,154
Coventry Health Care, Inc. (a)	2,000	43,660
Humana, Inc. (a)	13,600	485,520
UnitedHealth Group, Inc.	18,200	509,600
WellPoint, Inc. (a)	1,000	52,850
		2,451,284
TOTAL HEALTH CARE PROVIDERS & SERVICES		8,139,845
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
Reckitt Benckiser Group PLC	100	4,645
LIFE SCIENCES TOOLS & SERVICES - 1.9%
Life Sciences Tools & Services - 1.9%
AMAG Pharmaceuticals, Inc. (a)	1,200	49,248
Bruker BioSciences Corp. (a)	20,000	203,000
Illumina, Inc. (a)	24,700	871,169
Life Technologies Corp. (a)	10,400	463,112
QIAGEN NV (a)	42,877	881,122
Techne Corp.	466	28,738
Waters Corp. (a)	6,100	306,708
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	25,100	294,674
		3,097,771
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Danaher Corp.	5,100	309,621
PERSONAL PRODUCTS - 0.3%
Personal Products - 0.3%
Chattem, Inc. (a)	8,200	502,168
Mead Johnson Nutrition Co. Class A	1,000	39,660
		541,828
PHARMACEUTICALS - 78.6%
Pharmaceuticals - 78.6%
Abbott Laboratories	310,200	14,030,346
Akorn, Inc. (a)	26,100	34,191
Allergan, Inc.	140,800	7,873,536
Ardea Biosciences, Inc. (a)	10,000	177,400
Aspen Pharmacare Holdings Ltd.	1,000	7,519

	Shares	Value
AstraZeneca PLC sponsored ADR	8,100	$ 377,703
Auxilium Pharmaceuticals, Inc. (a)	21,700	624,743
Bayer AG	4,300	264,043
Biodel, Inc. (a)	15,000	76,350
BioForm Medical, Inc. (a)	69,298	200,964
BMP Sunstone Corp. warrants 8/19/12 (a)(e)	1,000	323
Bristol-Myers Squibb Co.	183,400	4,058,642
Cadence Pharmaceuticals, Inc. (a)	10,600	115,646
Cardiome Pharma Corp. (a)	5,000	22,611
Dr. Reddy's Laboratories Ltd. sponsored ADR	100	1,612
Elan Corp. PLC sponsored ADR (a)	27,800	200,994
Eli Lilly & Co.	17,500	585,550
Endo Pharmaceuticals Holdings, Inc. (a)	43,800	988,566
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	9,000	0
Eurand NV (a)	5,400	77,706
Forest Laboratories, Inc. (a)	57,520	1,683,610
GlaxoSmithKline PLC sponsored ADR	22,500	879,750
Hikma Pharmaceuticals PLC	18,000	135,682
Impax Laboratories, Inc. (a)	41,100	311,949
Inspire Pharmaceuticals, Inc. (a)	8,500	50,745
Ista Pharmaceuticals, Inc. (a)	100	547
Johnson & Johnson	429,300	25,946,893
King Pharmaceuticals, Inc. (a)	139,100	1,443,858
MAP Pharmaceuticals, Inc. (a)	27,112	239,670
Medicis Pharmaceutical Corp. Class A	12,700	234,569
Merck & Co., Inc.	465,900	15,109,137
Merck KGaA	900	81,613
Mylan, Inc. (a)(c)	76,100	1,116,387
Newron Pharmaceuticals SpA (a)	1,000	20,775
Nichi-iko Pharmaceutical Co. Ltd.	2,000	69,418
Novartis AG sponsored ADR	1,800	83,646
Novo Nordisk AS Series B sponsored ADR	24,800	1,513,048
Optimer Pharmaceuticals, Inc. (a)	6,000	78,180
Par Pharmaceutical Companies, Inc. (a)	9,200	188,140
Perrigo Co.	19,200	566,784
Pfizer, Inc.	1,519,100	25,368,970
Pharmaxis Ltd. (a)	10,000	19,194
Questcor Pharmaceuticals, Inc. (a)	14,400	83,664
Ranbaxy Laboratories Ltd. (a)	10,000	67,334
Roche Holding AG (participation certificate)	13,206	2,098,843
Salix Pharmaceuticals Ltd. (a)	20,000	250,200
Sanofi-Aventis sponsored ADR	5,000	170,350
Sawai Pharmaceutical Co. Ltd.	3,000	173,114
Schering-Plough Corp.	287,090	8,090,196
Sepracor, Inc. (a)	100	1,815
Shire PLC	60,052	993,790
Shire PLC sponsored ADR	75,000	3,717,000
Sucampo Pharmaceuticals, Inc. Class A (a)	3,000	16,830
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,289	$ 787,384
The Medicines Company (a)	100	762
UCB SA	100	3,891
Valeant Pharmaceuticals International (a)(c)	18,000	466,020
ViroPharma, Inc. (a)	48,200	385,600
Vivus, Inc. (a)	14,000	86,660
Warner Chilcott PLC (a)	60,900	1,240,533
Watson Pharmaceuticals, Inc. (a)	25,100	885,779
Wyeth	73,970	3,539,465
XenoPort, Inc. (a)	22,300	406,529
		128,326,769
TOTAL COMMON STOCKS (Cost $151,984,775)		163,068,869
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.33% (d)	1,228,762	1,228,762
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	1,657,875	1,657,875
TOTAL MONEY MARKET FUNDS (Cost $2,886,637)		2,886,637
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $154,871,412)		165,955,506
NET OTHER ASSETS - (1.7)%		(2,775,609)
NET ASSETS - 100%		$ 163,179,897
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $323 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,485
Fidelity Securities Lending Cash Central Fund	35,343
Total	$ 36,828
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$ 1,792,081	$ 1,792,081	$ -	$ -
Health Care	160,260,967	159,266,854	994,113	-
Industrials	309,621	309,621	-	-
Information Technology	706,200	706,200	-	-
Money Market Funds	2,886,637	2,886,637	-	-
Total Investments in Securities	$ 165,955,506	$ 164,961,393	$ 994,113	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
United Kingdom	3.7%
Switzerland	2.3%
Ireland	2.1%
Denmark	1.0%
Others (individually less than 1%)	2.1%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $2,417,505 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $8,102,477 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,603,421) - See accompanying schedule: Unaffiliated issuers (cost $151,984,775)	$ 163,068,869
Fidelity Central Funds (cost $2,886,637)	2,886,637
Total Investments (cost $154,871,412)		$ 165,955,506
Cash		8,706
Foreign currency held at value (cost $328)		329
Receivable for investments sold		700,828
Receivable for fund shares sold		269,861
Dividends receivable		559,629
Distributions receivable from Fidelity Central Funds		2,084
Prepaid expenses		432
Other receivables		522
Total assets		167,497,897

Liabilities
Payable for investments purchased	$ 2,235,563
Payable for fund shares redeemed	275,430
Accrued management fee	74,878
Other affiliated payables	49,033
Other payables and accrued expenses	25,221
Collateral on securities loaned, at value	1,657,875
Total liabilities		4,318,000

Net Assets		$ 163,179,897
Net Assets consist of:
Paid in capital		$ 162,410,988
Undistributed net investment income		1,298,044
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,615,345)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,086,210
Net Assets, for 16,711,422 shares outstanding		$ 163,179,897
Net Asset Value, offering price and redemption price per share ($163,179,897 ÷ 16,711,422 shares)		$ 9.76

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,084,411
Interest		29
Income from Fidelity Central Funds (including $35,343 from security lending)		36,828
Total income		2,121,268

Expenses
Management fee	$ 423,496
Transfer agent fees	259,805
Accounting and security lending fees	29,697
Custodian fees and expenses	19,437
Independent trustees' compensation	581
Registration fees	23,523
Audit	17,686
Legal	290
Miscellaneous	1,074
Total expenses before reductions	775,589
Expense reductions	(1,346)	774,243
Net investment income (loss)		1,347,025
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,431,268
Foreign currency transactions	(762)
Total net realized gain (loss)		8,430,506
Change in net unrealized appreciation (depreciation) on: Investment securities	27,967,880
Assets and liabilities in foreign currencies	1,013
Total change in net unrealized appreciation (depreciation)		27,968,893
Net gain (loss)		36,399,399
Net increase (decrease) in net assets resulting from operations		$ 37,746,424

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,347,025	$ 2,813,646
Net realized gain (loss)	8,430,506	(18,302,741)
Change in net unrealized appreciation (depreciation)	27,968,893	(28,241,201)
Net increase (decrease) in net assets resulting from operations	37,746,424	(43,730,296)
Distributions to shareholders from net investment income	(714,902)	(2,273,856)
Distributions to shareholders from net realized gain	-	(887,024)
Total distributions	(714,902)	(3,160,880)
Share transactions Proceeds from sales of shares	29,243,177	125,994,096
Reinvestment of distributions	680,556	2,937,853
Cost of shares redeemed	(45,790,368)	(107,369,589)
Net increase (decrease) in net assets resulting from share transactions	(15,866,635)	21,562,360
Redemption fees	4,119	10,142
Total increase (decrease) in net assets	21,169,006	(25,318,674)

Net Assets
Beginning of period	142,010,891	167,329,565
End of period (including undistributed net investment income of $1,298,044 and undistributed net investment income of $665,921, respectively)	$ 163,179,897	$ 142,010,891
Other Information Shares
Sold	3,391,965	13,808,334
Issued in reinvestment of distributions	81,601	330,453
Redeemed	(5,441,096)	(11,372,234)
Net increase (decrease)	(1,967,530)	2,766,553

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.60	$ 10.52	$ 10.88	$ 10.41	$ 8.64	$ 8.95
Income from Investment Operations
Net investment income (loss) E	.08	.18	.10	.08	.02	- J
Net realized and unrealized gain (loss)	2.12	(2.91)	.13	.74	1.77	(.31)
Total from investment operations	2.20	(2.73)	.23	.82	1.79	(.31)
Distributions from net investment income	(.04)	(.13)	(.11)	(.04)	(.02)	-
Distributions from net realized gain	-	(.06)	(.48)	(.31)	-	-
Total distributions	(.04)	(.19)	(.59)	(.35)	(.02)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.76	$ 7.60	$ 10.52	$ 10.88	$ 10.41	$ 8.64
Total Return B,C,D	29.04%	(26.23)%	1.64%	8.05%	20.68%	(3.46)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.00%	.95%	1.02%	1.11%	1.20%
Expenses net of fee waivers, if any	1.03% A	1.00%	.95%	1.02%	1.11%	1.20%
Expenses net of all reductions	1.03% A	.99%	.95%	1.01%	1.03%	1.19%
Net investment income (loss)	1.79% A	1.89%	.85%	.73%	.23%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,180	$ 142,011	$ 167,330	$ 195,128	$ 142,471	$ 95,502
Portfolio turnover rate G	277% A	240%	119%	204%	207%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 14, 2009 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for each Fund's investments,as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, if any, is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Health Care Portfolio, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Health Care Portfolio is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Biotechnology Portfolio	$ 1,315,279,860	$ 120,124,737	$ (201,155,638)	$ (81,030,901)
Health Care Portfolio	1,382,107,962	179,325,776	(50,958,045)	128,367,731
Medical Delivery Portfolio	316,097,938	61,051,277	(22,020,411)	39,030,866
Medical Equipment and Systems Portfolio	1,158,390,878	113,523,297	(85,065,679)	28,457,618
Pharmaceuticals Portfolio	160,642,046	12,650,322	(7,336,862)	5,313,460

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	490,810,517	657,459,909
Health Care Portfolio	913,215,418	948,981,230
Medical Delivery Portfolio	75,893,304	112,544,562
Medical Equipment and Systems Portfolio	381,371,913	524,323,921
Pharmaceuticals Portfolio	209,716,148	224,650,289

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.26%	.56%
Health Care Portfolio	.30%	.26%	.56%
Medical Delivery Portfolio	.30%	.26%	.56%
Medical Equipment and Systems Portfolio	.30%	.26%	.56%
Pharmaceuticals Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.32%
Health Care Portfolio	.30%
Medical Delivery Portfolio	.35%
Medical Equipment and Systems Portfolio	.32%
Pharmaceuticals Portfolio	.35%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 6,712
Health Care Portfolio	10,878
Medical Delivery Portfolio	2,417
Medical Equipment and Systems Portfolio	5,725
Pharmaceuticals Portfolio	2,789

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	Borrower	$ 6,111,870.49%		$ 1,901
Medical Delivery Portfolio	Borrower	4,708,125.43%		452
Medical Equipment and Systems Portfolio	Borrower	11,880,000.43%		143

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Biotechnology Portfolio	$ 1,763
Health Care Portfolio	2,044
Medical Delivery Portfolio	430
Medical Equipment and Systems Portfolio	1,651
Pharmaceuticals Portfolio	236

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Health Care Portfolio	$ 13,675	$ 52
Medical Delivery Portfolio	1,927	-
Medical Equipment and Systems Portfolio	7,542	25
Pharmaceuticals Portfolio	1,346	-

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Biotechnology
Select Health Care
Select Medical Delivery
Select Medical Equipment and Systems
Select Pharmaceuticals

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Biotechnology Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Health Care Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Medical Delivery Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Medical Equipment and Systems Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Pharmaceuticals Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. For each fund, the Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Biotechnology Portfolio

Health Care Portfolio

Semiannual Report

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Pharmaceuticals Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELHC-USAN-1009
1.813643.104

Fidelity®
Select Portfolios®
Industrials Sector

Select Air Transportation Portfolio

Select Defense and Aerospace Portfolio

Select Environmental Portfolio

Select Industrial Equipment Portfolio

Select Industrials Portfolio

Select Transportation Portfolio

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Industrials Sector
Air Transportation	<Click Here>
Defense and Aerospace	<Click Here>
Environmental	<Click Here>
Industrial Equipment	<Click Here>
Industrials	<Click Here>
Transportation	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund Updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Air Transportation Portfolio	1.13%
Actual		$ 1,000.00	$ 1,541.80	$ 7.24
Hypothetical A		$ 1,000.00	$ 1,019.51	$ 5.75
Defense and Aerospace Portfolio	.97%
Actual		$ 1,000.00	$ 1,385.20	$ 5.83
Hypothetical A		$ 1,000.00	$ 1,020.32	$ 4.94
Environmental Portfolio	1.11%
Actual		$ 1,000.00	$ 1,318.10	$ 6.49
Hypothetical A		$ 1,000.00	$ 1,019.61	$ 5.65
Industrial Equipment Portfolio	1.00%
Actual		$ 1,000.00	$ 1,633.20	$ 6.64
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Industrials Portfolio	.99%
Actual		$ 1,000.00	$ 1,605.50	$ 6.50
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 5.04
Transportation Portfolio	1.06%
Actual		$ 1,000.00	$ 1,471.60	$ 6.60
Hypothetical A		$ 1,000.00	$ 1,019.86	$ 5.40

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Air Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Delta Air Lines, Inc.	10.2	10.4
United Parcel Service, Inc. Class B	9.0	6.1
Pinnacle Airlines Corp.	7.9	0.2
The Boeing Co.	6.3	9.2
Southwest Airlines Co.	5.3	2.1
AirTran Holdings, Inc.	4.8	2.5
Spirit AeroSystems Holdings, Inc. Class A	4.8	5.1
Textron, Inc.	4.6	3.4
Precision Castparts Corp.	4.5	8.9
FedEx Corp.	4.5	7.0
	61.9
Top Industries (% of fund's net assets)
As of August 31, 2009
Airlines	52.1%
Aerospace & Defense	23.8%
Air Freight & Logistics	17.5%
Industrial Conglomerates	4.6%
Oil, Gas & Consumable Fuels	0.0%
All Others*	2.0%

As of February 28, 2009
Airlines	46.3%
Aerospace & Defense	31.3%
Air Freight & Logistics	20.6%
Industrial Conglomerates	3.4%
Oil, Gas & Consumable Fuels	0.0%
All Others †	(1.6)%

* Includes short-term investments and net other assets.
† Short-term investments and net other assets are not included in the pie chart.

Semiannual Report

Select Air Transportation Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AEROSPACE & DEFENSE - 23.8%
Aerospace & Defense - 23.8%
Bombardier, Inc. Class B (sub. vtg.)	318,600	$ 1,164,261
Goodrich Corp.	37,400	2,062,984
Precision Castparts Corp.	23,600	2,154,208
Rockwell Collins, Inc.	15,200	699,808
Spirit AeroSystems Holdings, Inc. Class A (a)	147,000	2,281,440
The Boeing Co.	60,700	3,014,969
		11,377,670
AIR FREIGHT & LOGISTICS - 17.5%
Air Freight & Logistics - 17.5%
Atlas Air Worldwide Holdings, Inc. (a)	4,500	112,230
Expeditors International of Washington, Inc.	24,600	803,436
FedEx Corp.	31,250	2,147,188
United Parcel Service, Inc. Class B	80,200	4,287,492
UTI Worldwide, Inc. (a)	77,400	994,590
		8,344,936
AIRLINES - 52.0%
Airlines - 52.0%
ACE Aviation Holdings, Inc. Class A (a)	23,800	94,583
AirTran Holdings, Inc. (a)	346,600	2,304,890
Alaska Air Group, Inc. (a)	84,500	2,131,935
Allegiant Travel Co. (a)(c)	25,800	1,011,102
Delta Air Lines, Inc. (a)	672,366	4,854,480
ExpressJet Holdings, Inc. (a)	20	57
Frontier Airlines Holdings, Inc. (a)	5	1
Hawaiian Holdings, Inc. (a)	237,700	1,739,964
JetBlue Airways Corp. (a)	318,690	1,851,589
Pinnacle Airlines Corp. (a)	560,563	3,783,800
Republic Airways Holdings, Inc. (a)	100,300	923,763
Ryanair Holdings PLC sponsored ADR (a)	55,700	1,525,623
SkyWest, Inc.	60,900	940,905
Southwest Airlines Co.	312,500	2,556,250
WestJet Airlines Ltd. (a)	102,950	1,148,383
		24,867,325

	Shares	Value
INDUSTRIAL CONGLOMERATES - 4.6%
Industrial Conglomerates - 4.6%
Textron, Inc.	142,700	$ 2,191,872
OIL, GAS & CONSUMABLE FUELS - 0.0%
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	228
TOTAL COMMON STOCKS (Cost $48,866,710)		46,782,031
Nonconvertible Bonds - 0.1%
Principal Amount
AIRLINES - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $70,344)	$ 3,500,000	35,000
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.33% (d)	1,042,960	1,042,960
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	1,012,500	1,012,500
TOTAL MONEY MARKET FUNDS (Cost $2,055,460)		2,055,460
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $50,992,514)		48,872,491
NET OTHER ASSETS - (2.3)%		(1,091,263)
NET ASSETS - 100%		$ 47,781,228
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 963
Fidelity Securities Lending Cash Central Fund	14,830
Total	$ 15,793
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 228	$ 228	$ -	$ -
Industrials	46,781,803	46,781,803	-	-
Corporate Bonds	35,000	-	-	35,000
Money Market Funds	2,055,460	2,055,460	-	-
Total Investments in Securities:	$ 48,872,491	$ 48,837,491	$ -	$ 35,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 70,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 35,000

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
Canada	5.0%
Ireland	3.2%
British Virgin Islands	2.1%
Others (individually less than 1%)	0.0%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $3,807,866 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $979,750) - See accompanying schedule: Unaffiliated issuers (cost $48,937,054)	$ 46,817,031
Fidelity Central Funds (cost $2,055,460)	2,055,460
Total Investments (cost $50,992,514)		$ 48,872,491
Receivable for fund shares sold		473,390
Dividends receivable		75,756
Distributions receivable from Fidelity Central Funds		1,844
Prepaid expenses		112
Other receivables		92
Total assets		49,423,685

Liabilities
Payable for fund shares redeemed	576,749
Accrued management fee	23,444
Other affiliated payables	12,367
Other payables and accrued expenses	17,397
Collateral on securities loaned, at value	1,012,500
Total liabilities		1,642,457

Net Assets		$ 47,781,228
Net Assets consist of:
Paid in capital		$ 61,487,734
Accumulated net investment loss		(1,090)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,585,393)
Net unrealized appreciation (depreciation) on investments		(2,120,023)
Net Assets, for 1,786,229 shares outstanding		$ 47,781,228
Net Asset Value, offering price and redemption price per share ($47,781,228 ÷ 1,786,229 shares)		$ 26.75

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 210,595
Interest		1
Income from Fidelity Central Funds (including $14,830 from security lending)		15,793
Total income		226,389

Expenses
Management fee	$ 113,443
Transfer agent fees	66,405
Accounting and security lending fees	8,062
Custodian fees and expenses	5,749
Independent trustees' compensation	166
Registration fees	17,193
Audit	16,744
Legal	84
Miscellaneous	216
Total expenses before reductions	228,062
Expense reductions	(579)	227,483
Net investment income (loss)		(1,094)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,640,762)
Foreign currency transactions	1,277
Total net realized gain (loss)		(6,639,485)
Change in net unrealized appreciation (depreciation) on: Investment securities	23,579,939
Assets and liabilities in foreign currencies	238
Total change in net unrealized appreciation (depreciation)		23,580,177
Net gain (loss)		16,940,692
Net increase (decrease) in net assets resulting from operations		$ 16,939,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,094)	$ (162,538)
Net realized gain (loss)	(6,639,485)	(4,363,679)
Change in net unrealized appreciation (depreciation)	23,580,177	(28,696,702)
Net increase (decrease) in net assets resulting from operations	16,939,598	(33,222,919)
Distributions to shareholders from net realized gain	-	(3,673,839)
Share transactions Proceeds from sales of shares	10,893,234	76,536,947
Reinvestment of distributions	-	3,509,136
Cost of shares redeemed	(14,964,107)	(55,210,430)
Net increase (decrease) in net assets resulting from share transactions	(4,070,873)	24,835,653
Redemption fees	1,853	28,948
Total increase (decrease) in net assets	12,870,578	(12,032,157)

Net Assets
Beginning of period	34,910,650	46,942,807
End of period (including accumulated net investment loss of $1,090 and undistributed net investment income of $4, respectively)	$ 47,781,228	$ 34,910,650
Other Information Shares
Sold	484,419	2,864,984
Issued in reinvestment of distributions	-	108,007
Redeemed	(710,023)	(2,213,883)
Net increase (decrease)	(225,604)	759,108

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 17.35	$ 37.47	$ 50.74	$ 43.14	$ 33.46	$ 30.04
Income from Investment Operations
Net investment income (loss) E	- K	(.10)	(.04) H	(.06)	(.04)	.07
Net realized and unrealized gain (loss)	9.40	(17.05)	(7.61)	8.48	10.44	3.73
Total from investment operations	9.40	(17.15)	(7.65)	8.42	10.40	3.80
Distributions from net investment income	-	-	-	-	(.01)	(.06)
Distributions from net realized gain	-	(2.99)	(5.63)	(.86)	(.75)	(.36)
Total distributions	-	(2.99)	(5.63)	(.86)	(.76)	(.42)
Redemption fees added to paid in capital E	- K	.02	.01	.04	.04	.04
Net asset value, end of period	$ 26.75	$ 17.35	$ 37.47	$ 50.74	$ 43.14	$ 33.46
Total Return B,C,D	54.18%	(49.44)%	(16.72)%	19.81%	31.40%	12.92%
Ratios to Average Net Assets F,I
Expenses before reductions	1.13% A	1.08%	1.01%	1.00%	1.16%	1.23%
Expenses net of fee waivers, if any	1.13% A	1.08%	1.01%	1.00%	1.16%	1.23%
Expenses net of all reductions	1.13% A	1.07%	1.01%	.99%	1.11%	1.21%
Net investment income (loss)	(.01)% A	(.37)%	(.08)% H	(.12)%	(.11)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,781	$ 34,911	$ 46,943	$ 147,302	$ 117,641	$ 35,292
Portfolio turnover rate G	63% A	66%	47%	165%	93%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended
February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Defense and Aerospace Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	18.5	16.4
Lockheed Martin Corp.	12.7	8.7
Honeywell International, Inc.	11.2	10.0
Precision Castparts Corp.	7.2	5.0
Raytheon Co.	4.9	4.8
The Boeing Co.	4.9	13.9
Goodrich Corp.	4.8	3.7
General Dynamics Corp.	3.3	4.6
Alliant Techsystems, Inc.	3.2	3.2
L-3 Communications Holdings, Inc.	2.4	4.9
	73.1
Top Industries (% of fund's net assets)
As of August 31, 2009
Aerospace & Defense	90.3%
Machinery	1.8%
IT Services	1.7%
Communications Equipment	1.5%
Electronic Equipment & Components	1.0%
All Others*	3.7%

As of February 28, 2009
Aerospace & Defense	92.3%
Airlines	1.3%
Machinery	1.2%
Industrial Conglomerates	0.9%
Communications Equipment	0.8%
All Others*	3.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Defense and Aerospace Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AEROSPACE & DEFENSE - 90.3%
Aerospace & Defense - 90.3%
AeroVironment, Inc. (a)(c)	186,200	$ 5,237,806
Alliant Techsystems, Inc. (a)	223,400	17,264,352
Argon ST, Inc. (a)	112,100	2,239,758
BAE Systems PLC	425,700	2,163,736
DigitalGlobe, Inc.	168,500	3,380,110
DynCorp International, Inc. Class A (a)	124,576	2,140,216
Esterline Technologies Corp. (a)	159,800	4,941,016
General Dynamics Corp.	300,330	17,776,533
Goodrich Corp.	472,350	26,054,826
Heico Corp. (c)	191,600	7,100,696
Honeywell International, Inc.	1,662,300	61,106,148
L-3 Communications Holdings, Inc.	177,000	13,168,800
Lockheed Martin Corp.	922,000	69,131,560
Meggitt PLC	450,100	1,568,893
Moog, Inc. Class A (a)	239,600	6,943,608
MTU Aero Engines Holdings AG	25,000	1,055,562
Northrop Grumman Corp.	255,700	12,480,717
Orbital Sciences Corp. (a)	415,892	6,151,043
Precision Castparts Corp.	428,500	39,113,480
Raytheon Co.	562,152	26,522,331
Rockwell Collins, Inc.	194,400	8,950,176
Safran SA	110,000	2,021,015
Spirit AeroSystems Holdings, Inc.Class A (a)	362,300	5,622,896
Stanley, Inc. (a)	281,100	7,210,215
Teledyne Technologies, Inc. (a)	111,100	3,750,736
The Boeing Co.	531,166	26,383,015
TransDigm Group, Inc. (a)	210,600	9,375,912
Triumph Group, Inc.	41,500	1,805,250
United Technologies Corp.	1,697,900	100,787,344
		491,447,750
AIRLINES - 0.4%
Airlines - 0.4%
Allegiant Travel Co. (a)(c)	56,800	2,225,992
CHEMICALS - 0.3%
Specialty Chemicals - 0.3%
Cytec Industries, Inc.	64,400	1,860,516
COMMUNICATIONS EQUIPMENT - 1.5%
Communications Equipment - 1.5%
Comtech Telecommunications Corp. (a)	35,200	1,197,504

	Shares	Value
Harris Corp.	162,500	$ 5,643,625
ViaSat, Inc. (a)	45,800	1,109,734
		7,950,863
ELECTRONIC EQUIPMENT & COMPONENTS - 1.0%
Electronic Components - 0.0%
CPI International, Inc. (a)	10,239	96,042
Electronic Equipment & Instruments - 1.0%
FLIR Systems, Inc. (a)	238,300	5,485,666
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		5,581,708
HOUSEHOLD DURABLES - 0.5%
Household Appliances - 0.5%
iRobot Corp. (a)(c)	228,000	2,615,160
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
Textron, Inc.	188,500	2,895,360
IT SERVICES - 1.7%
IT Consulting & Other Services - 1.7%
CACI International, Inc. Class A (a)	36,600	1,682,136
ManTech International Corp. Class A (a)	44,500	2,351,380
NCI, Inc. Class A (a)	88,900	2,609,215
SAIC, Inc. (a)	142,100	2,627,429
		9,270,160
MACHINERY - 1.8%
Construction & Farm Machinery & Heavy Trucks - 1.3%
Force Protection, Inc. (a)	97,953	519,151
Navistar International Corp. (a)	92,000	3,978,080
Oshkosh Co.	75,200	2,526,720
		7,023,951
Industrial Machinery - 0.5%
Barnes Group, Inc.	187,300	2,751,437
TOTAL MACHINERY		9,775,388
METALS & MINING - 0.6%
Steel - 0.6%
Carpenter Technology Corp.	140,800	3,000,448
SOFTWARE - 0.5%
Systems Software - 0.5%
Sourcefire, Inc. (a)	137,800	2,618,200
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Kaman Corp.	155,500	3,223,515
TOTAL COMMON STOCKS (Cost $592,611,154)		542,465,060
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	2,746,379	$ 2,746,379
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	9,778,275	9,778,275
TOTAL MONEY MARKET FUNDS (Cost $12,524,654)		12,524,654
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $605,135,808)	554,989,714
NET OTHER ASSETS - (2.0)%	(10,697,754)
NET ASSETS - 100%	$ 544,291,960
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,494
Fidelity Securities Lending Cash Central Fund	17,352
Total	$ 25,846
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $19,754,144 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $23,718,513 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,424,839) - See accompanying schedule: Unaffiliated issuers (cost $592,611,154)	$ 542,465,060
Fidelity Central Funds (cost $12,524,654)	12,524,654
Total Investments (cost $605,135,808)		$ 554,989,714
Cash		1,101,868
Receivable for investments sold		3,414,508
Receivable for fund shares sold		296,513
Dividends receivable		2,385,764
Distributions receivable from Fidelity Central Funds		5,215
Prepaid expenses		2,050
Other receivables		15
Total assets		562,195,647

Liabilities
Payable for investments purchased	$ 4,484,789
Payable for fund shares redeemed	3,201,451
Accrued management fee	252,270
Other affiliated payables	164,993
Other payables and accrued expenses	21,909
Collateral on securities loaned, at value	9,778,275
Total liabilities		17,903,687

Net Assets		$ 544,291,960
Net Assets consist of:
Paid in capital		$ 742,536,195
Undistributed net investment income		3,599,526
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(151,696,447)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(50,147,314)
Net Assets, for 10,148,712 shares outstanding		$ 544,291,960
Net Asset Value, offering price and redemption price per share ($544,291,960 ÷ 10,148,712 shares)		$ 53.63

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 6,057,479
Interest		1
Income from Fidelity Central Funds (including $17,352 from security lending)		25,846
Total income		6,083,326

Expenses
Management fee	$ 1,424,662
Transfer agent fees	866,873
Accounting and security lending fees	98,766
Custodian fees and expenses	7,342
Independent trustees' compensation	2,000
Registration fees	23,398
Audit	17,490
Legal	921
Miscellaneous	6,232
Total expenses before reductions	2,447,684
Expense reductions	(408)	2,447,276
Net investment income (loss)		3,636,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(102,911,955)
Foreign currency transactions	305
Total net realized gain (loss)		(102,911,650)
Change in net unrealized appreciation (depreciation) on: Investment securities	257,399,175
Assets and liabilities in foreign currencies	(1,220)
Total change in net unrealized appreciation (depreciation)		257,397,955
Net gain (loss)		154,486,305
Net increase (decrease) in net assets resulting from operations		$ 158,122,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Defense and Aerospace Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,636,050	$ 7,694,796
Net realized gain (loss)	(102,911,650)	(47,459,839)
Change in net unrealized appreciation (depreciation)	257,397,955	(427,448,553)
Net increase (decrease) in net assets resulting from operations	158,122,355	(467,213,596)
Distributions to shareholders from net investment income	(3,109,833)	(6,223,008)
Distributions to shareholders from net realized gain	-	(69,243,502)
Total distributions	(3,109,833)	(75,466,510)
Share transactions Proceeds from sales of shares	31,591,416	122,993,316
Reinvestment of distributions	2,971,009	71,936,256
Cost of shares redeemed	(81,578,958)	(423,855,861)
Net increase (decrease) in net assets resulting from share transactions	(47,016,533)	(228,926,289)
Redemption fees	5,297	30,355
Total increase (decrease) in net assets	108,001,286	(771,576,040)

Net Assets
Beginning of period	436,290,674	1,207,866,714
End of period (including undistributed net investment income of $3,599,526 and undistributed net investment income of $3,073,309, respectively)	$ 544,291,960	$ 436,290,674
Other Information Shares
Sold	654,870	1,915,383
Issued in reinvestment of distributions	64,799	1,006,601
Redeemed	(1,768,346)	(6,835,961)
Net increase (decrease)	(1,048,677)	(3,913,977)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 79.93	$ 84.46	$ 78.91	$ 67.18	$ 55.07
Income from Investment Operations
Net investment income (loss) E	.34	.58	.24	.08	.13	.25
Net realized and unrealized gain (loss)	14.62	(36.29)	2.46	12.07	15.04	12.28
Total from investment operations	14.96	(35.71)	2.70	12.15	15.17	12.53
Distributions from net investment income	(.29)	(.51)	(.14)	(.05)	(.11)	(.19)
Distributions from net realized gain	-	(4.75)	(7.10)	(6.56)	(3.34)	(.25)
Total distributions	(.29)	(5.26)	(7.24)	(6.61)	(3.45)	(.44)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.02
Net asset value, end of period	$ 53.63	$ 38.96	$ 79.93	$ 84.46	$ 78.91	$ 67.18
Total Return B, C, D	38.52%	(47.61)%	2.80%	15.90%	23.02%	22.82%
Ratios to Average Net Assets F, H
Expenses before reductions	.97% A	.88%	.87%	.92%	.97%	1.02%
Expenses net of fee waivers, if any	.97% A	.88%	.87%	.92%	.97%	1.02%
Expenses net of all reductions	.97% A	.88%	.87%	.92%	.95%	1.00%
Net investment income (loss)	1.44% A	.91%	.27%	.10%	.19%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 544,292	$ 436,291	$ 1,207,867	$ 1,203,294	$ 902,049	$ 583,116
Portfolio turnover rate G	63% A	58%	57%	82%	50%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Environmental Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Waste Management, Inc.	12.7	8.6
Ecolab, Inc.	12.3	11.4
Stericycle, Inc.	8.4	6.6
Pall Corp.	6.5	4.2
Covanta Holding Corp.	5.1	2.8
Clean Harbors, Inc.	4.9	4.1
United Natural Foods, Inc.	4.8	0.0
Trex Co., Inc.	4.7	1.2
Tetra Tech, Inc.	4.2	4.0
Nalco Holding Co.	4.0	4.6
	67.6
Top Industries (% of fund's net assets)
As of August 31, 2009
Commercial Services & Supplies	37.5%
Chemicals	19.7%
Machinery	12.1%
Food & Staples Retailing	5.6%
Building Products	4.7%
All Others*	20.4%

As of February 28, 2009
Commercial Services & Supplies	38.1%
Chemicals	20.1%
Multi-utilities	13.0%
Machinery	9.8%
Independent Power Producers & Energy Traders	1.9%
All Others*	17.1%

* Includes short-term investments and net other assets.

Semiannual Report

Select Environmental Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
AUTO COMPONENTS - 3.7%
Auto Parts & Equipment - 3.7%
Fuel Systems Solutions, Inc. (a)(c)	46,800	$ 1,568,736
Westport Innovations, Inc. (a)	24,200	242,310
		1,811,046
BUILDING PRODUCTS - 4.7%
Building Products - 4.7%
Trex Co., Inc. (a)(c)	119,400	2,269,794
CHEMICALS - 19.7%
Commodity Chemicals - 3.4%
Calgon Carbon Corp. (a)	113,000	1,615,900
Specialty Chemicals - 16.3%
Ecolab, Inc.	140,778	5,953,502
Nalco Holding Co.	109,000	1,951,100
		7,904,602
TOTAL CHEMICALS		9,520,502
COMMERCIAL SERVICES & SUPPLIES - 37.5%
Environmental & Facility Services - 37.5%
Clean Harbors, Inc. (a)	39,800	2,348,996
Covanta Holding Corp. (a)	138,600	2,480,940
Stericycle, Inc. (a)	81,660	4,043,803
Tetra Tech, Inc. (a)	68,700	2,029,398
Waste Connections, Inc. (a)	39,650	1,084,428
Waste Management, Inc.	205,893	6,162,376
		18,149,941
CONSTRUCTION MATERIALS - 0.5%
Construction Materials - 0.5%
Headwaters, Inc. (a)	59,800	229,632
DIVERSIFIED FINANCIAL SERVICES - 0.4%
Multi-Sector Holdings - 0.4%
PICO Holdings, Inc. (a)	6,700	221,971
ELECTRIC UTILITIES - 3.9%
Electric Utilities - 3.9%
EnerNOC, Inc. (a)(c)	69,700	1,877,718
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 1.5%
FuelCell Energy, Inc. (a)	193,700	707,005
Hydrogenics Corp. (a)	3,300	1,683
		708,688
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Newpark Resources, Inc. (a)	89,300	238,431
FOOD & STAPLES RETAILING - 5.6%
Food Distributors - 4.8%
United Natural Foods, Inc. (a)	85,800	2,318,316

	Shares	Value
Food Retail - 0.8%
Whole Foods Market, Inc. (a)(c)	14,000	$ 407,120
TOTAL FOOD & STAPLES RETAILING		2,725,436
FOOD PRODUCTS - 4.2%
Agricultural Products - 2.9%
Darling International, Inc. (a)	199,100	1,395,691
Packaged Foods & Meats - 1.3%
Hain Celestial Group, Inc. (a)	39,600	633,600
SunOpta, Inc. (a)	800	2,848
		636,448
TOTAL FOOD PRODUCTS		2,032,139
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.8%
Independent Power Producers & Energy Traders - 2.8%
Ormat Technologies, Inc. (c)	37,400	1,348,644
MACHINERY - 12.1%
Construction & Farm Machinery & Heavy Trucks - 1.9%
Lindsay Corp. (c)	22,600	938,126
Industrial Machinery - 10.2%
CLARCOR, Inc.	55,800	1,788,948
Pall Corp.	105,800	3,145,434
		4,934,382
TOTAL MACHINERY		5,872,508
TOTAL COMMON STOCKS (Cost $44,218,066)		47,006,450
Money Market Funds - 11.5%

Fidelity Cash Central Fund, 0.33% (d)	790,486	790,486
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	4,756,050	4,756,050
TOTAL MONEY MARKET FUNDS (Cost $5,546,536)		5,546,536
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $49,764,602)	52,552,986
NET OTHER ASSETS - (8.6)%	(4,146,045)
NET ASSETS - 100%	$ 48,406,941
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,181
Fidelity Securities Lending Cash Central Fund	58,557
Total	$ 60,738
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $4,303,568 of which $657,634 and $3,645,934 will expire on February 28, 2015 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $4,318,014 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Environmental Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,544,326) - See accompanying schedule: Unaffiliated issuers (cost $44,218,066)	$ 47,006,450
Fidelity Central Funds (cost $5,546,536)	5,546,536
Total Investments (cost $49,764,602)		$ 52,552,986
Receivable for investments sold		963,470
Receivable for fund shares sold		46,993
Distributions receivable from Fidelity Central Funds		7,295
Prepaid expenses		123
Other receivables		6
Total assets		53,570,873

Liabilities
Payable for investments purchased	$ 245,326
Payable for fund shares redeemed	108,130
Accrued management fee	22,651
Other affiliated payables	14,701
Other payables and accrued expenses	17,074
Collateral on securities loaned, at value	4,756,050
Total liabilities		5,163,932

Net Assets		$ 48,406,941
Net Assets consist of:
Paid in capital		$ 59,589,425
Undistributed net investment income		424,755
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,395,306)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,788,067
Net Assets, for 3,356,555 shares outstanding		$ 48,406,941
Net Asset Value, offering price and redemption price per share ($48,406,941 ÷ 3,356,555 shares)		$ 14.42

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 606,249
Interest		4
Income from Fidelity Central Funds (including $58,557 from security lending)		60,738
Total income		666,991

Expenses
Management fee	$ 123,109
Transfer agent fees	75,582
Accounting and security lending fees	8,868
Custodian fees and expenses	2,039
Independent trustees' compensation	175
Registration fees	15,040
Audit	17,016
Legal	122
Miscellaneous	242
Total expenses		242,193
Net investment income (loss)		424,798
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,064,666)
Foreign currency transactions	(36)
Total net realized gain (loss)		(3,064,702)
Change in net unrealized appreciation (depreciation) on: Investment securities	14,470,362
Assets and liabilities in foreign currencies	(316)
Total change in net unrealized appreciation (depreciation)		14,470,046
Net gain (loss)		11,405,344
Net increase (decrease) in net assets resulting from operations		$ 11,830,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Environmental Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 424,798	$ 168,487
Net realized gain (loss)	(3,064,702)	(10,391,476)
Change in net unrealized appreciation (depreciation)	14,470,046	(11,224,683)
Net increase (decrease) in net assets resulting from operations	11,830,142	(21,447,672)
Distributions to shareholders from net investment income	-	(218,293)
Share transactions Proceeds from sales of shares	11,359,005	61,995,113
Reinvestment of distributions	-	201,149
Cost of shares redeemed	(13,787,348)	(40,040,427)
Net increase (decrease) in net assets resulting from share transactions	(2,428,343)	22,155,835
Redemption fees	844	4,917
Total increase (decrease) in net assets	9,402,643	494,787

Net Assets
Beginning of period	39,004,298	38,509,511
End of period (including undistributed net investment income of $424,755 and accumulated net investment loss of $43, respectively)	$ 48,406,941	$ 39,004,298
Other Information Shares
Sold	903,501	3,936,887
Issued in reinvestment of distributions	-	16,194
Redeemed	(1,113,762)	(2,561,068)
Net increase (decrease)	(210,261)	1,392,013

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 17.71	$ 17.21	$ 17.35	$ 13.80	$ 13.29
Income from Investment Operations
Net investment income (loss) E	.12	.06	.04	(.02)	(.02)	(.14)
Net realized and unrealized gain (loss)	3.36	(6.76)	.53	(.14)	3.55	.64
Total from investment operations	3.48	(6.70)	.57	(.16)	3.53	.50
Distributions from net investment income	-	(.07)	(.07)	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	.02	.02	.01
Net asset value, end of period	$ 14.42	$ 10.94	$ 17.71	$ 17.21	$ 17.35	$ 13.80
Total Return B, C, D	31.81%	(37.88)%	3.27%	(.81)%	25.72%	3.84%
Ratios to Average Net Assets F, H
Expenses before reductions	1.11% A	1.06%	1.08%	1.11%	1.40%	1.87%
Expenses net of fee waivers, if any	1.11% A	1.06%	1.08%	1.11%	1.25%	1.83%
Expenses net of all reductions	1.11% A	1.06%	1.07%	1.09%	1.16%	1.74%
Net investment income (loss)	1.94% A	.37%	.22%	(.12)%	(.14)%	(1.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,407	$ 39,004	$ 38,510	$ 46,377	$ 55,397	$ 12,005
Portfolio turnover rate G	143% A	107%	76%	224%	166%	220%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrial Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	10.1	9.3
United Technologies Corp.	7.4	8.8
Honeywell International, Inc.	5.6	6.9
3M Co.	4.5	0.0
Ingersoll-Rand Co. Ltd.	4.5	1.6
Masco Corp.	3.1	1.8
Lockheed Martin Corp.	3.0	3.9
AMETEK, Inc.	3.0	4.0
Precision Castparts Corp.	2.9	3.1
Danaher Corp.	2.7	3.9
	46.8
Top Industries (% of fund's net assets)
As of August 31, 2009
Aerospace & Defense	24.8%
Machinery	22.3%
Industrial Conglomerates	19.1%
Electrical Equipment	11.9%
Auto Components	4.8%
All Others*	17.1%

As of February 28, 2009
Aerospace & Defense	27.0%
Electrical Equipment	19.3%
Machinery	17.6%
Industrial Conglomerates	16.3%
Trading Companies & Distributors	4.7%
All Others*	15.1%

* Includes short-term investments and net other assets.

Semiannual Report

Select Industrial Equipment Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
AEROSPACE & DEFENSE - 24.8%
Aerospace & Defense - 24.8%
Alliant Techsystems, Inc. (a)	6,400	$ 494,592
Goodrich Corp.	21,400	1,180,424
Heico Corp. Class A	6,300	193,410
Honeywell International, Inc.	155,500	5,716,180
Lockheed Martin Corp.	41,200	3,089,176
Precision Castparts Corp.	32,400	2,957,472
Raytheon Co.	23,100	1,089,858
Rockwell Collins, Inc.	22,500	1,035,900
Stanley, Inc. (a)	7,400	189,810
The Boeing Co.	33,700	1,673,879
United Technologies Corp.	125,500	7,449,680
		25,070,381
AUTO COMPONENTS - 4.8%
Auto Parts & Equipment - 3.1%
BorgWarner, Inc.	23,800	706,146
Johnson Controls, Inc.	93,500	2,315,995
Tenneco, Inc. (a)	10,100	158,570
		3,180,711
Tires & Rubber - 1.7%
The Goodyear Tire & Rubber Co. (a)	101,100	1,667,139
TOTAL AUTO COMPONENTS		4,847,850
BUILDING PRODUCTS - 3.8%
Building Products - 3.8%
Gibraltar Industries, Inc.	63,500	764,540
Masco Corp.	217,433	3,148,430
		3,912,970
CHEMICALS - 1.0%
Diversified Chemicals - 1.0%
Solutia, Inc. (a)	85,200	1,041,996
CONSTRUCTION & ENGINEERING - 1.2%
Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc. (a)	27,700	1,218,246
ELECTRICAL EQUIPMENT - 11.9%
Electrical Components & Equipment - 11.6%
Acuity Brands, Inc.	23,700	761,007
AMETEK, Inc.	96,750	3,045,690
Chloride Group PLC	79,100	194,070
Cooper Industries Ltd. Class A	42,600	1,373,850
Emerson Electric Co.	39,800	1,467,426
First Solar, Inc. (a)(c)	5,700	693,006
Regal-Beloit Corp.	22,000	1,000,120

	Shares	Value
Rockwell Automation, Inc.	63,800	$ 2,670,030
Saft Groupe SA	10,663	472,156
		11,677,355
Heavy Electrical Equipment - 0.3%
Vestas Wind Systems AS (a)	4,600	330,037
TOTAL ELECTRICAL EQUIPMENT		12,007,392
ELECTRONIC EQUIPMENT & COMPONENTS - 2.1%
Electronic Equipment & Instruments - 0.7%
Itron, Inc. (a)	5,600	306,824
Rotork PLC	23,475	367,853
		674,677
Electronic Manufacturing Services - 1.4%
Tyco Electronics Ltd.	63,500	1,449,070
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		2,123,747
HOUSEHOLD DURABLES - 2.5%
Home Furnishings - 0.6%
Mohawk Industries, Inc. (a)	11,600	581,392
Household Appliances - 1.9%
Black & Decker Corp.	44,261	1,952,795
TOTAL HOUSEHOLD DURABLES		2,534,187
INDUSTRIAL CONGLOMERATES - 19.1%
Industrial Conglomerates - 19.1%
3M Co.	62,800	4,527,880
Carlisle Companies, Inc.	25,100	828,049
General Electric Co.	733,755	10,199,194
Siemens AG sponsored ADR	5,600	486,304
Textron, Inc.	60,000	921,600
Tyco International Ltd.	74,100	2,348,229
		19,311,256
MACHINERY - 22.3%
Construction & Farm Machinery & Heavy Trucks - 11.1%
AGCO Corp. (a)	25,100	784,124
Caterpillar, Inc.	30,700	1,391,017
Cummins, Inc.	59,200	2,682,944
Deere & Co.	58,900	2,568,040
Navistar International Corp. (a)	33,300	1,439,892
PACCAR, Inc.	67,100	2,427,007
		11,293,024
Industrial Machinery - 11.2%
Altra Holdings, Inc. (a)	113,767	1,092,163
Blount International, Inc. (a)	86,700	795,039
Crane Co.	27,400	643,078
Danaher Corp.	45,400	2,756,234
Graco, Inc.	23,200	582,552
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Ingersoll-Rand Co. Ltd.	145,700	$ 4,500,673
John Bean Technologies Corp.	55,900	932,971
		11,302,710
TOTAL MACHINERY		22,595,734
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Trading Companies & Distributors - 2.7%
Interline Brands, Inc. (a)	57,200	955,812
W.W. Grainger, Inc.	20,000	1,749,400
		2,705,212
TOTAL COMMON STOCKS (Cost $84,662,406)		97,368,971
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	3,899,342	$ 3,899,342
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	633,750	633,750
TOTAL MONEY MARKET FUNDS (Cost $4,533,092)		4,533,092
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $89,195,498)	101,902,063
NET OTHER ASSETS - (0.7)%	(750,208)
NET ASSETS - 100%	$ 101,151,855
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,206
Fidelity Securities Lending Cash Central Fund	6,295
Total	$ 13,501
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.5%
Ireland	4.5%
Switzerland	3.7%
Bermuda	1.4%
Others (individually less than 1%)	1.9%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $15,456,118 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $15,224,610 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $607,900) - See accompanying schedule: Unaffiliated issuers (cost $84,662,406)	$ 97,368,971
Fidelity Central Funds (cost $4,533,092)	4,533,092
Total Investments (cost $89,195,498)		$ 101,902,063
Receivable for investments sold		828,212
Receivable for fund shares sold		49,805
Dividends receivable		258,687
Distributions receivable from Fidelity Central Funds		1,229
Prepaid expenses		252
Other receivables		2
Total assets		103,040,250

Liabilities
Payable for investments purchased	$ 1,069,016
Payable for fund shares redeemed	94,018
Accrued management fee	46,800
Other affiliated payables	25,131
Other payables and accrued expenses	19,680
Collateral on securities loaned, at value	633,750
Total liabilities		1,888,395

Net Assets		$ 101,151,855
Net Assets consist of:
Paid in capital		$ 131,036,037
Undistributed net investment income		329,218
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,919,965)
Net unrealized appreciation (depreciation) on investments		12,706,565
Net Assets, for 4,451,946 shares outstanding		$ 101,151,855
Net Asset Value, offering price and redemption price per share ($101,151,855 ÷ 4,451,946 shares)		$ 22.72

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 777,504
Interest		1
Income from Fidelity Central Funds (including $6,295 from security lending)		13,501
Total income		791,006

Expenses
Management fee	$ 226,917
Transfer agent fees	121,277
Accounting and security lending fees	15,879
Custodian fees and expenses	3,564
Independent trustees' compensation	291
Registration fees	13,818
Audit	18,764
Legal	124
Miscellaneous	591
Total expenses before reductions	401,225
Expense reductions	(199)	401,026
Net investment income (loss)		389,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,962,674)
Foreign currency transactions	(283)
Total net realized gain (loss)		(7,962,957)
Change in net unrealized appreciation (depreciation) on: Investment securities	43,108,138
Assets and liabilities in foreign currencies	1,912
Total change in net unrealized appreciation (depreciation)		43,110,050
Net gain (loss)		35,147,093
Net increase (decrease) in net assets resulting from operations		$ 35,537,073

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrial Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 389,980	$ 1,408,292
Net realized gain (loss)	(7,962,957)	(34,231,319)
Change in net unrealized appreciation (depreciation)	43,110,050	(34,351,350)
Net increase (decrease) in net assets resulting from operations	35,537,073	(67,174,377)
Distributions to shareholders from net investment income	(366,493)	(1,289,984)
Distributions to shareholders from net realized gain	-	(2,684,730)
Total distributions	(366,493)	(3,974,714)
Share transactions Proceeds from sales of shares	29,182,315	48,262,573
Reinvestment of distributions	360,067	3,849,298
Cost of shares redeemed	(10,822,134)	(102,754,244)
Net increase (decrease) in net assets resulting from share transactions	18,720,248	(50,642,373)
Redemption fees	1,221	6,077
Total increase (decrease) in net assets	53,892,049	(121,785,387)
Net Assets
Beginning of period	47,259,806	169,045,193
End of period (including undistributed net investment income of $329,218 and undistributed net investment income of $305,731, respectively)	$ 101,151,855	$ 47,259,806
Other Information Shares
Sold	1,610,435	1,720,009
Issued in reinvestment of distributions	19,849	145,108
Redeemed	(559,941)	(3,693,123)
Net increase (decrease)	1,070,343	(1,828,006)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.98	$ 32.45	$ 31.50	$ 29.15	$ 26.85	$ 24.60
Income from Investment Operations
Net investment income (loss) E	.09	.33	.28	.18	.07	(.04)
Net realized and unrealized gain (loss)	8.74	(17.96)	2.73 H	2.59	4.02	3.26
Total from investment operations	8.83	(17.63)	3.01	2.77	4.09	3.22
Distributions from net investment income	(.09)	(.34)	(.23)	(.10)	(.02)	-
Distributions from net realized gain	-	(.50)	(1.83)	(.33)	(1.78)	(.98)
Total distributions	(.09)	(.84)	(2.06)	(.43)	(1.80)	(.98)
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	.01
Net asset value, end of period	$ 22.72	$ 13.98	$ 32.45	$ 31.50	$ 29.15	$ 26.85
Total Return B,C,D	63.32%	(55.46)%	9.25%	9.59%	16.17%	13.37%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00% A	.90%	.88%	.99%	1.03%	1.07%
Expenses net of fee waivers, if any	1.00% A	.90%	.88%	.99%	1.03%	1.07%
Expenses net of all reductions	1.00% A	.90%	.88%	.98%	1.02%	1.06%
Net investment income (loss)	.97% A	1.22%	.80%	.60%	.27%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,152	$ 47,260	$ 169,045	$ 82,528	$ 74,770	$ 46,305
Portfolio turnover rate G	90% A	136%	92%	104%	40%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	6.4	7.2
Union Pacific Corp.	5.0	5.0
3M Co.	4.5	0.0
Honeywell International, Inc.	4.3	5.5
General Electric Co.	3.6	2.2
Ingersoll-Rand Co. Ltd.	3.4	0.2
Cummins, Inc.	3.0	3.0
Danaher Corp.	2.8	4.3
Masco Corp.	2.8	1.4
Lockheed Martin Corp.	2.7	3.4
	38.5
Top Industries (% of fund's net assets)
As of August 31, 2009
Aerospace & Defense	19.7%
Machinery	17.4%
Road & Rail	14.0%
Industrial Conglomerates	11.6%
Electrical Equipment	6.6%
All Others*	30.7%

As of February 28, 2009
Aerospace & Defense	27.3%
Machinery	17.4%
Electrical Equipment	11.0%
Road & Rail	10.9%
Industrial Conglomerates	7.9%
All Others*	25.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Industrials Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
AEROSPACE & DEFENSE - 19.7%
Aerospace & Defense - 19.7%
BE Aerospace, Inc. (a)	67,500	$ 1,156,275
Goodrich Corp.	33,000	1,820,280
Honeywell International, Inc.	239,700	8,811,372
Lockheed Martin Corp.	74,800	5,608,504
Precision Castparts Corp.	60,100	5,485,928
Raytheon Co.	70,900	3,345,062
Spirit AeroSystems Holdings, Inc. Class A (a)	79,200	1,229,184
United Technologies Corp.	223,801	13,284,828
		40,741,433
AIR FREIGHT & LOGISTICS - 3.8%
Air Freight & Logistics - 3.8%
C.H. Robinson Worldwide, Inc.	18,400	1,035,184
FedEx Corp.	61,400	4,218,794
United Parcel Service, Inc. Class B	47,500	2,539,350
		7,793,328
AUTO COMPONENTS - 4.7%
Auto Parts & Equipment - 2.9%
BorgWarner, Inc.	56,600	1,679,322
Johnson Controls, Inc.	164,100	4,064,757
WABCO Holdings, Inc.	8,700	165,909
		5,909,988
Tires & Rubber - 1.8%
The Goodyear Tire & Rubber Co. (a)	226,400	3,733,336
TOTAL AUTO COMPONENTS		9,643,324
BUILDING PRODUCTS - 4.1%
Building Products - 4.1%
Masco Corp.	395,910	5,732,777
Owens Corning (a)	119,926	2,679,147
		8,411,924
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
W.R. Grace & Co. (a)	61,062	1,021,567
COMMERCIAL SERVICES & SUPPLIES - 5.1%
Commercial Printing - 1.1%
R.R. Donnelley & Sons Co.	121,700	2,171,128
Diversified Support Services - 0.8%
Cintas Corp.	61,900	1,698,536
Environmental & Facility Services - 2.1%
Casella Waste Systems, Inc. Class A (a)	228,046	611,163
Clean Harbors, Inc. (a)	20,900	1,233,518
Republic Services, Inc.	97,895	2,507,091
		4,351,772
Office Services & Supplies - 0.5%
United Stationers, Inc. (a)	23,532	1,075,177

	Shares	Value
Security & Alarm Services - 0.6%
The Brink's Co.	44,700	$ 1,177,845
TOTAL COMMERCIAL SERVICES & SUPPLIES		10,474,458
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
Eagle Materials, Inc.	20,400	537,132
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	20,314	635,219
ELECTRICAL EQUIPMENT - 6.6%
Electrical Components & Equipment - 6.6%
Acuity Brands, Inc.	50,500	1,621,555
AMETEK, Inc.	100,150	3,152,722
Cooper Industries Ltd. Class A	64,900	2,093,025
Ener1, Inc. (a)	85,747	547,066
Regal-Beloit Corp.	51,000	2,318,460
Rockwell Automation, Inc.	85,700	3,586,545
SunPower Corp. Class B (a)	17,400	372,186
		13,691,559
ELECTRONIC EQUIPMENT & COMPONENTS - 1.2%
Electronic Equipment & Instruments - 0.7%
FLIR Systems, Inc. (a)	18,454	424,811
Itron, Inc. (a)	18,300	1,002,657
		1,427,468
Electronic Manufacturing Services - 0.5%
Tyco Electronics Ltd.	48,900	1,115,898
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		2,543,366
HOUSEHOLD DURABLES - 1.7%
Homebuilding - 0.2%
Pulte Homes, Inc.	32,077	409,944
Household Appliances - 1.5%
Black & Decker Corp.	69,000	3,044,280
TOTAL HOUSEHOLD DURABLES		3,454,224
INDUSTRIAL CONGLOMERATES - 11.6%
Industrial Conglomerates - 11.6%
3M Co.	129,400	9,329,740
Carlisle Companies, Inc.	28,943	954,830
General Electric Co.	530,607	7,375,437
Koninklijke Philips Electronics NV	23,000	519,985
Textron, Inc.	149,000	2,288,640
Tyco International Ltd.	107,336	3,401,478
		23,870,110
MACHINERY - 17.4%
Construction & Farm Machinery & Heavy Trucks - 9.6%
Caterpillar, Inc.	14,200	643,402
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Cummins, Inc.	137,670	$ 6,239,204
Deere & Co.	83,700	3,649,320
Navistar International Corp. (a)	78,526	3,395,464
PACCAR, Inc.	128,800	4,658,696
Toro Co. (c)	33,000	1,251,690
		19,837,776
Industrial Machinery - 7.8%
Altra Holdings, Inc. (a)	100,532	965,107
Blount International, Inc. (a)	59,100	541,947
Danaher Corp.	95,600	5,803,876
Ingersoll-Rand Co. Ltd.	226,500	6,996,585
Parker Hannifin Corp.	35,500	1,727,430
		16,034,945
TOTAL MACHINERY		35,872,721
MARINE - 0.2%
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	74,486	359,023
OIL, GAS & CONSUMABLE FUELS - 0.3%
Coal & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. (a)	17,900	578,349
PROFESSIONAL SERVICES - 2.2%
Human Resource & Employment Services - 1.4%
Manpower, Inc.	54,530	2,819,201
Research & Consulting Services - 0.8%
Equifax, Inc.	60,200	1,663,928
TOTAL PROFESSIONAL SERVICES		4,483,129
ROAD & RAIL - 14.0%
Railroads - 9.8%
CSX Corp.	104,100	4,424,250
Genesee & Wyoming, Inc. Class A (a)	31,400	985,332
Norfolk Southern Corp.	97,700	4,481,499
Union Pacific Corp.	171,200	10,239,472
		20,130,553
Trucking - 4.2%
Arkansas Best Corp.	23,300	743,270
Avis Budget Group, Inc. (a)	143,700	1,398,201
Con-way, Inc.	42,900	1,791,504
Hertz Global Holdings, Inc. (a)(c)	115,900	1,149,728

	Shares	Value
Ryder System, Inc.	78,600	$ 2,986,800
Saia, Inc. (a)	38,300	677,910
		8,747,413
TOTAL ROAD & RAIL		28,877,966
SOFTWARE - 0.5%
Application Software - 0.5%
Solera Holdings, Inc.	37,305	982,614
TRADING COMPANIES & DISTRIBUTORS - 2.8%
Trading Companies & Distributors - 2.8%
Fastenal Co. (c)	35,200	1,274,240
Interline Brands, Inc. (a)	84,600	1,413,666
Rush Enterprises, Inc. Class A (a)	218,244	3,057,598
		5,745,504
TRANSPORTATION INFRASTRUCTURE - 0.2%
Marine Ports & Services - 0.2%
Aegean Marine Petroleum Network, Inc.	21,778	448,191
TOTAL COMMON STOCKS (Cost $181,817,693)		200,165,141
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.33% (d)	9,279,494	9,279,494
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	3,140,025	3,140,025
TOTAL MONEY MARKET FUNDS (Cost $12,419,519)		12,419,519
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $194,237,212)	212,584,660
NET OTHER ASSETS - (3.1)%	(6,412,250)
NET ASSETS - 100%	$ 206,172,410
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,282
Fidelity Securities Lending Cash Central Fund	36,155
Total	$ 49,437
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,732,767	$ 13,732,767	$ -	$ -
Energy	578,349	578,349	-	-
Industrials	180,769,346	180,249,361	519,985	-
Information Technology	3,525,980	3,525,980	-	-
Materials	1,558,699	1,558,699	-	-
Money Market Funds	12,419,519	12,419,519	-	-
Total Investments in Securities:	$ 212,584,660	$ 212,064,675	$ 519,985	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 13,400
Total Realized Gain (Loss)	(8,789)
Total Unrealized Gain (Loss)	(423)
Cost of Purchases	-
Proceeds of Sales	(4,188)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $12,506,212 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $19,663,924 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,019,367) - See accompanying schedule: Unaffiliated issuers (cost $181,817,693)	$ 200,165,141
Fidelity Central Funds (cost $12,419,519)	12,419,519
Total Investments (cost $194,237,212)		$ 212,584,660
Receivable for investments sold		2,938,307
Receivable for fund shares sold		481,389
Dividends receivable		565,793
Distributions receivable from Fidelity Central Funds		6,042
Prepaid expenses		319
Other receivables		49
Total assets		216,576,559

Liabilities
Payable for investments purchased	$ 6,852,518
Payable for fund shares redeemed	244,317
Accrued management fee	93,469
Other affiliated payables	53,315
Other payables and accrued expenses	20,505
Collateral on securities loaned, at value	3,140,025
Total liabilities		10,404,149

Net Assets		$ 206,172,410
Net Assets consist of:
Paid in capital		$ 219,930,552
Undistributed net investment income		699,579
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,804,819)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,347,098
Net Assets, for 12,715,813 shares outstanding		$ 206,172,410
Net Asset Value, offering price and redemption price per share ($206,172,410 ÷ 12,715,813 shares)		$ 16.21

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,395,301
Interest		3
Income from Fidelity Central Funds (including $36,155 from security lending)		49,437
Total income		1,444,741

Expenses
Management fee	$ 410,185
Transfer agent fees	242,125
Accounting and security lending fees	28,630
Custodian fees and expenses	8,777
Independent trustees' compensation	484
Registration fees	10,551
Audit	17,964
Legal	201
Miscellaneous	795
Total expenses before reductions	719,712
Expense reductions	(508)	719,204
Net investment income (loss)		725,537
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,608,721
Foreign currency transactions	1,007
Total net realized gain (loss)		3,609,728
Change in net unrealized appreciation (depreciation) on: Investment securities	57,983,262
Assets and liabilities in foreign currencies	1,862
Total change in net unrealized appreciation (depreciation)		57,985,124
Net gain (loss)		61,594,852
Net increase (decrease) in net assets resulting from operations		$ 62,320,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 725,537	$ 1,304,782
Net realized gain (loss)	3,609,728	(35,410,399)
Change in net unrealized appreciation (depreciation)	57,985,124	(41,578,602)
Net increase (decrease) in net assets resulting from operations	62,320,389	(75,684,219)
Distributions to shareholders from net investment income	(298,112)	(1,096,997)
Distributions to shareholders from net realized gain	-	(383,781)
Total distributions	(298,112)	(1,480,778)
Share transactions Proceeds from sales of shares	81,478,352	101,692,231
Reinvestment of distributions	291,953	1,429,794
Cost of shares redeemed	(21,166,216)	(66,872,108)
Net increase (decrease) in net assets resulting from share transactions	60,604,089	36,249,917
Redemption fees	4,086	13,781
Total increase (decrease) in net assets	122,630,452	(40,901,299)

Net Assets
Beginning of period	83,541,958	124,443,257
End of period (including undistributed net investment income of $699,579 and undistributed net investment income of $272,154, respectively)	$ 206,172,410	$ 83,541,958
Other Information Shares
Sold	6,034,796	5,994,821
Issued in reinvestment of distributions	22,632	100,146
Redeemed	(1,600,039)	(3,907,588)
Net increase (decrease)	4,457,389	2,187,379

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 20.50	$ 20.70	$ 20.97	$ 19.21	$ 16.22
Income from Investment Operations
Net investment income (loss) E	.07	.18	.11	.14	.06	.05
Net realized and unrealized gain (loss)	6.05	(10.35)	1.40	1.55	3.06	3.99
Total from investment operations	6.12	(10.17)	1.51	1.69	3.12	4.04
Distributions from net investment income	(.03)	(.15)	(.09)	(.08)	(.05)	(.02)
Distributions from net realized gain	-	(.06)	(1.62)	(1.89)	(1.32)	(1.04)
Total distributions	(.03)	(.21)	(1.71)	(1.97)	(1.37)	(1.06)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 16.21	$ 10.12	$ 20.50	$ 20.70	$ 20.97	$ 19.21
Total Return B, C, D	60.55%	(49.92)%	7.14%	8.34%	17.23%	25.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	1.00%	1.00%	1.10%	1.12%	1.19%
Expenses net of fee waivers, if any	.99% A	1.00%	1.00%	1.10%	1.12%	1.19%
Expenses net of all reductions	.99% A	.99%	.99%	1.09%	1.07%	1.15%
Net investment income (loss)	1.00% A	1.08%	.49%	.66%	.34%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 206,172	$ 83,542	$ 124,443	$ 76,011	$ 83,680	$ 64,969
Portfolio turnover rate G	103% A	132%	108%	185%	168%	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp.	22.9	15.9
CSX Corp.	15.2	4.9
Pinnacle Airlines Corp.	6.3	0.0
Contrans Income Fund	5.2	0.0
Burlington Northern Santa Fe Corp.	4.8	5.0
Norfolk Southern Corp.	4.8	10.5
Delta Air Lines, Inc.	4.3	1.5
Quality Distribution, Inc.	3.1	0.0
Southwest Airlines Co.	2.8	2.9
Republic Airways Holdings, Inc.	2.3	0.0
	71.7
Top Industries (% of fund's net assets)
As of August 31, 2009
Road & Rail	69.5%
Airlines	20.8%
Air Freight & Logistics	4.9%
Marine	1.1%
Aerospace & Defense	0.1%
All Others*	3.6%

As of February 28, 2009
Road & Rail	46.4%
Air Freight & Logistics	36.4%
Airlines	8.0%
Marine	3.0%
Software	1.7%
All Others*	4.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Transportation Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
GenCorp, Inc. (non-vtg.) (a)	28,700	$ 126,567
AIR FREIGHT & LOGISTICS - 4.9%
Air Freight & Logistics - 4.9%
Air T, Inc.	11,700	102,726
Atlas Air Worldwide Holdings, Inc. (a)	5,700	142,158
AutoInfo, Inc. (a)	673,125	255,788
Cargojet Income Fund	6,000	30,038
Deutsche Post AG	5,500	94,900
Dynamex, Inc. (a)	20,615	338,292
Express-1 Expedited Solutions, Inc. (a)	241,600	198,112
FedEx Corp.	12,700	872,617
Hub Group, Inc. Class A (a)	13,700	300,441
Pacer International, Inc.	12,900	53,406
Panalpina Welttransport Holding AG	10,830	859,077
TNT NV	4,100	101,163
United Parcel Service, Inc. Class B	15,900	850,014
		4,198,732
AIRLINES - 20.8%
Airlines - 20.8%
Alaska Air Group, Inc. (a)	13,400	338,082
Allegiant Travel Co. (a)	4,400	172,436
Delta Air Lines, Inc. (a)	514,302	3,713,260
ExpressJet Holdings, Inc. (a)	122,971	350,467
Hawaiian Holdings, Inc. (a)	194,771	1,425,724
JetBlue Airways Corp. (a)	181,900	1,056,839
Pinnacle Airlines Corp. (a)	801,976	5,413,338
Republic Airways Holdings, Inc. (a)	215,000	1,980,150
SkyWest, Inc.	21,000	324,450
Southwest Airlines Co.	291,787	2,386,818
US Airways Group, Inc. (a)	188,800	641,920
		17,803,484
MARINE - 1.1%
Marine - 1.1%
Horizon Lines, Inc. Class A	12,600	68,292
Kirby Corp. (a)	20,200	748,410
Kuehne & Nagel International AG	1,047	83,151
		899,853
ROAD & RAIL - 69.5%
Railroads - 50.2%
Burlington Northern Santa Fe Corp.	50,000	4,151,000
Canadian National Railway Co.	16,300	788,047
Canadian Pacific Railway Ltd.	17,200	823,702
CSX Corp.	307,200	13,056,000

	Shares	Value
Genesee & Wyoming, Inc. Class A (a)	15,000	$ 470,700
Norfolk Southern Corp.	89,800	4,119,126
Union Pacific Corp.	328,958	19,674,979
		43,083,554
Trucking - 19.3%
Arkansas Best Corp.	23,400	746,460
Avis Budget Group, Inc. (a)	37,400	363,902
Contrans Income Fund	723,200	4,492,746
DSV de Sammensluttede Vognmaend AS (a)	57,600	890,318
Frozen Food Express Industries, Inc.	209,895	757,721
Hertz Global Holdings, Inc. (a)(c)	66,800	662,656
Landstar System, Inc.	52,870	1,843,577
P.A.M. Transportation Services, Inc. (a)	165,622	1,429,318
Quality Distribution, Inc. (a)	695,446	2,642,695
Saia, Inc. (a)	46,600	824,820
Universal Truckload Services, Inc.	81,882	1,352,691
US 1 Industries, Inc. (a)	800	624
YRC Worldwide, Inc. (a)(c)	244,800	545,904
		16,553,432
TOTAL ROAD & RAIL		59,636,986
TOTAL COMMON STOCKS (Cost $71,200,049)		82,665,622
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.33% (d)	2,605,590	2,605,590
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	656,500	656,500
TOTAL MONEY MARKET FUNDS (Cost $3,262,090)		3,262,090
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $74,462,139)		85,927,712
NET OTHER ASSETS - (0.2)%		(176,885)
NET ASSETS - 100%		$ 85,750,827
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,912
Fidelity Securities Lending Cash Central Fund	8,174
Total	$ 16,086
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy which are categorized as Level. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $4,423,937 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $3,662,860 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $617,730) - See accompanying schedule: Unaffiliated issuers (cost $71,200,049)	$ 82,665,622
Fidelity Central Funds (cost $3,262,090)	3,262,090
Total Investments (cost $74,462,139)		$ 85,927,712
Receivable for investments sold		4,521,979
Receivable for fund shares sold		216,561
Dividends receivable		265,252
Distributions receivable from Fidelity Central Funds		1,324
Prepaid expenses		305
Other receivables		831
Total assets		90,933,964

Liabilities
Payable for investments purchased	$ 4,336,150
Payable for fund shares redeemed	110,302
Accrued management fee	38,664
Other affiliated payables	22,501
Other payables and accrued expenses	19,020
Collateral on securities loaned, at value	656,500
Total liabilities		5,183,137

Net Assets		$ 85,750,827
Net Assets consist of:
Paid in capital		$ 108,520,699
Undistributed net investment income		391,164
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,627,451)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,466,415
Net Assets, for 2,441,856 shares outstanding		$ 85,750,827
Net Asset Value, offering price and redemption price per share ($85,750,827 ÷ 2,441,856 shares)		$ 35.12
Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 813,995
Interest		1
Income from Fidelity Central Funds (including $8,174 from security lending)		16,086
Total income		830,082

Expenses
Management fee	$ 230,969
Transfer agent fees	137,808
Accounting and security lending fees	16,025
Custodian fees and expenses	7,389
Independent trustees' compensation	331
Registration fees	21,069
Audit	17,084
Legal	165
Miscellaneous	684
Total expenses before reductions	431,524
Expense reductions	(3,711)	427,813
Net investment income (loss)		402,269
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,579,760)
Foreign currency transactions	53,491
Total net realized gain (loss)		(23,526,269)
Change in net unrealized appreciation (depreciation) on: Investment securities	53,763,613
Assets and liabilities in foreign currencies	752
Total change in net unrealized appreciation (depreciation)		53,764,365
Net gain (loss)		30,238,096
Net increase (decrease) in net assets resulting from operations		$ 30,640,365

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 402,269	$ 687,743
Net realized gain (loss)	(23,526,269)	(9,279,032)
Change in net unrealized appreciation (depreciation)	53,764,365	(49,256,175)
Net increase (decrease) in net assets resulting from operations	30,640,365	(57,847,464)
Distributions to shareholders from net investment income	(99,607)	(707,330)
Distributions to shareholders from net realized gain	-	(1,981,663)
Total distributions	(99,607)	(2,688,993)
Share transactions Proceeds from sales of shares	25,459,031	145,988,565
Reinvestment of distributions	96,883	2,597,393
Cost of shares redeemed	(50,055,830)	(100,791,576)
Net increase (decrease) in net assets resulting from share transactions	(24,499,916)	47,794,382
Redemption fees	4,561	15,389
Total increase (decrease) in net assets	6,045,403	(12,726,686)

Net Assets
Beginning of period	79,705,424	92,432,110
End of period (including undistributed net investment income of $391,164 and undistributed net investment income of $88,502, respectively)	$ 85,750,827	$ 79,705,424
Other Information Shares
Sold	849,981	3,860,524
Issued in reinvestment of distributions	3,373	65,814
Redeemed	(1,748,374)	(2,674,176)
Net increase (decrease)	(895,020)	1,252,162

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 L

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 23.89	$ 44.34	$ 53.00	$ 50.22	$ 42.08	$ 32.84
Income from Investment Operations
Net investment income (loss) E	.14	.29	.19 H	.04	.17	.20 I
Net realized and unrealized gain (loss)	11.12	(19.29)	(4.66)	3.72 J	8.99	9.24
Total from investment operations	11.26	(19.00)	(4.47)	3.76	9.16	9.44
Distributions from net investment income	(.03)	(.25)	(.07)	(.02)	(.10)	(.11)
Distributions from net realized gain	-	(1.21)	(4.13)	(1.01)	(.96)	(.13)
Total distributions	(.03)	(1.46)	(4.20)	(1.03)	(1.06)	(.24)
Redemption fees added to paid in capital E	- M	.01	.01	.05	.04	.04
Net asset value, end of period	$ 35.12	$ 23.89	$ 44.34	$ 53.00	$ 50.22	$ 42.08
Total Return B,C,D	47.16%	(44.20)%	(8.89)%	7.65%	22.24%	28.86%
Ratios to Average Net Assets F,K
Expenses before reductions	1.06% A	1.03%	.99%	1.03%	1.13%	1.17%
Expenses net of fee waivers, if any	1.06% A	1.03%	.99%	1.03%	1.13%	1.17%
Expenses net of all reductions	1.05% A	1.03%	.99%	1.02%	1.11%	1.14%
Net investment income (loss)	.98% A	.79%	.36% H	.09%	.40%	.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,751	$ 79,705	$ 92,432	$ 105,027	$ 103,927	$ 81,958
Portfolio turnover rate G	334% A	81%	84%	133%	142%	148%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .21%. I Investment income per share reflects a special dividend which amounted to $.09 per share and an in-kind dividend received in a corporate reorganization which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .06%. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L For the year ended February 29. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environmental Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 14, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for each Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, if any, is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, net operating losses, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Air Transportation Portfolio	$ 51,529,127	$ 6,318,647	$ (8,975,283)	$ (2,656,636)
Defense and Aerospace Portfolio	608,588,443	70,495,854	(124,094,583)	(53,598,729)
Environmental Portfolio	51,412,724	4,279,907	(3,139,645)	1,140,262
Industrial Equipment Portfolio	103,587,277	14,130,186	(15,815,400)	(1,685,214)
Industrials Portfolio	199,203,805	26,266,739	(12,885,884)	13,380,855
Transportation Portfolio	84,223,983	9,946,975	(8,243,246)	1,703,729

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	12,495,575	18,047,630
Defense and Aerospace Portfolio	155,853,745	192,998,248
Environmental Portfolio	31,136,448	30,281,570
Industrial Equipment Portfolio	53,466,266	34,728,789
Industrials Portfolio	130,766,307	72,293,327
Transportation Portfolio	132,633,344	158,085,645

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.26%	.56%
Defense and Aerospace Portfolio	.30%	.26%	.56%
Environmental Portfolio	.30%	.26%	.56%
Industrial Equipment Portfolio	.30%	.26%	.56%
Industrials Portfolio	.30%	.26%	.56%
Transportation Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.33%
Defense and Aerospace Portfolio	.34%
Environmental Portfolio	.35%
Industrial Equipment Portfolio	.30%
Industrials Portfolio	.33%
Transportation Portfolio	.34%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$ 521
Defense and Aerospace Portfolio	1,954
Environmental Portfolio	940
Industrial Equipment Portfolio	4,681
Industrials Portfolio	5,112
Transportation Portfolio	2,594

Semiannual Report

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Air Transportation Portfolio	$ 64
Defense and Aerospace Portfolio	789
Environmental Portfolio	68
Industrial Equipment Portfolio	116
Industrials Portfolio	201
Transportation Portfolio	136

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Air Transportation Portfolio	$ 579	$ -
Defense and Aerospace Portfolio	408	-
Industrial Equipment Portfolio	195	4
Industrials Portfolio	499	9
Transportation Portfolio	3,711	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of Industrials Portfolio. The VIP FundsManager Portfolios were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of Industrials Portfolio. In addition, at the end of the period, PAS U.S. Opportunity Fund of Funds was the owner of record of approximately 10% of the total outstanding shares of Industrial Equipment Portfolio.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Air Transportation
Select Defense and Aerospace
Select Environmental
Select Industrials
Select Industrial Equipment
Select Transportation

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index (or a proprietary custom index, in the case of Environmental Portfolio) that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For each of Air Transportation Portfolio, Defense and Aerospace Portfolio, Industrials Portfolio, Industrial Equipment Portfolio and Transportation Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

For Environmental Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). The fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Air Transportation Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Defense and Aerospace Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Environmental Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Industrials Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Industrial Equipment Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Transportation Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. For each of Defense and Aerospace Portfolio, Industrials Portfolio, and Industrial Equipment Portfolio, the Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark. For each of Air Transportation Portfolio, Environmental Portfolio, and Transportation Portfolio, the Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Air Transportation Portfolio

Defense and Aerospace Portfolio

Semiannual Report

Environmental Portfolio

Industrials Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Industrial Equipment Portfolio

Transportation Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELCI-USAN-1009
1.813659.104

Fidelity®
Select Portfolios®
Materials Sector

Select Chemicals Portfolio

Select Gold Portfolio

Select Materials Portfolio

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Chemicals	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Consolidated Investments
	<Click Here>	Consolidated Financial Statements
	<Click Here>	Notes to the Consolidated Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Chemicals Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.99%	$ 1,000.00	$ 1,587.90	$ 6.46
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.21	$ 5.04

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Chemicals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	18.2	25.4
Praxair, Inc.	11.0	9.9
Dow Chemical Co.	10.7	1.0
E.I. du Pont de Nemours & Co.	9.6	9.2
Air Products & Chemicals, Inc.	4.9	5.9
The Mosaic Co.	3.8	4.7
Celanese Corp. Class A	3.7	2.2
Albemarle Corp.	3.3	3.9
FMC Corp.	2.4	4.0
Terra Industries, Inc.	2.0	3.2
	69.6
Top Industries (% of fund's net assets)
As of August 31, 2009
Chemicals	92.1%
Food Products	3.3%
Metals & Mining	0.7%
Road & Rail	0.5%
All Others*	3.4%

As of February 28, 2009
Chemicals	96.0%
Transportation Infrastructure	0.5%
Containers & Packaging	0.3%
All Others*	3.2%

* Includes short-term investments and net other assets.

Semiannual Report

Select Chemicals Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CHEMICALS - 90.1%
Commodity Chemicals - 3.7%
Calgon Carbon Corp. (a)	30	$ 429
Celanese Corp. Class A	551,061	14,035,524
		14,035,953
Diversified Chemicals - 29.7%
Ashland, Inc.	168,600	6,184,248
Cabot Corp.	75,000	1,484,250
Dow Chemical Co.	1,906,600	40,591,514
E.I. du Pont de Nemours & Co.	1,131,000	36,112,830
Eastman Chemical Co.	110,000	5,737,600
FMC Corp.	187,326	8,935,450
Huntsman Corp.	220,000	1,889,800
PPG Industries, Inc.	123,900	6,864,060
Solutia, Inc. (a)	360,313	4,406,628
		112,206,380
Fertilizers & Agricultural Chemicals - 26.9%
Agrium, Inc.	25,000	1,195,642
CF Industries Holdings, Inc.	45,000	3,674,700
Fertilizantes Fosfatados SA (PN)	285,400	2,671,888
Fertilizantes Heringer SA (a)	234,900	1,426,619
Monsanto Co.	819,800	68,764,825
Terra Industries, Inc.	249,200	7,752,612
The Mosaic Co.	294,290	14,264,236
The Scotts Miracle-Gro Co. Class A	45,000	1,831,050
		101,581,572
Industrial Gases - 17.9%
Air Products & Chemicals, Inc.	248,200	18,622,446
Airgas, Inc.	158,200	7,356,300
Praxair, Inc.	544,060	41,685,877
		67,664,623
Specialty Chemicals - 11.9%
Albemarle Corp.	383,000	12,344,090
Cytec Industries, Inc.	135,000	3,900,150
Ecolab, Inc.	160,400	6,783,316
Ferro Corp.	100,000	788,000
Johnson Matthey PLC	80,000	1,844,255
Lubrizol Corp.	45,700	2,912,004
OM Group, Inc. (a)	1	27
OMNOVA Solutions, Inc. (a)	4,502	21,249
RPM International, Inc.	50,000	814,000
Sigma Aldrich Corp.	70,000	3,556,000
Valspar Corp.	222,500	5,958,550
W.R. Grace & Co. (a)	351,997	5,888,910
Zep, Inc.	46	735
		44,811,286
TOTAL CHEMICALS		340,299,814

	Shares	Value
FOOD PRODUCTS - 3.3%
Agricultural Products - 2.9%
Archer Daniels Midland Co.	70,000	$ 2,018,100
Bunge Ltd.	110,000	7,371,100
Corn Products International, Inc.	50,000	1,483,000
		10,872,200
Packaged Foods & Meats - 0.4%
Cosan Ltd. Class A (a)	87,000	710,790
Westway Group, Inc.	200,000	850,000
		1,560,790
TOTAL FOOD PRODUCTS		12,432,990
METALS & MINING - 0.7%
Diversified Metals & Mining - 0.7%
Compass Minerals International, Inc.	25,000	1,329,500
Gulf Resources, Inc. (a)	982,000	1,266,780
		2,596,280
ROAD & RAIL - 0.5%
Railroads - 0.5%
CSX Corp.	45,000	1,912,500
TOTAL COMMON STOCKS (Cost $377,599,826)		357,241,584
Nonconvertible Bonds - 2.0%
Principal Amount
CHEMICALS - 2.0%
Specialty Chemicals - 2.0%
Chemtura Corp. 6.875% 6/1/16 (b) (Cost $5,767,850)	$ 8,050,000	7,325,500
Money Market Funds - 3.9%
Shares
Fidelity Cash Central Fund, 0.33% (c) (Cost $14,852,664)	14,852,664	14,852,664
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $398,220,340)	379,419,748
NET OTHER ASSETS - (0.5)%	(1,764,688)
NET ASSETS - 100%	$ 377,655,060
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,731
Fidelity Securities Lending Cash Central Fund	903
Total	$ 28,634
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$ 12,432,990	$ 12,432,990	$ -	$ -
Industrials	1,912,500	1,912,500	-	-
Materials	342,896,094	342,896,094	-	-
Corporate Bonds	7,325,500	-	7,325,500	-
Money Market Funds	14,852,664	14,852,664	-	-
Total Investments in Securities:	$ 379,419,748	$ 372,094,248	$ 7,325,500	$ -
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $34,655,503 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $43,136,481 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $383,367,676)	$ 364,567,084
Fidelity Central Funds (cost $14,852,664)	14,852,664
Total Investments (cost $398,220,340)		$ 379,419,748
Receivable for investments sold		6,980,262
Receivable for fund shares sold		548,465
Dividends receivable		682,934
Interest receivable		8,498
Distributions receivable from Fidelity Central Funds		4,100
Prepaid expenses		1,117
Other receivables		4,110
Total assets		387,649,234

Liabilities
Payable to custodian bank	$ 548,724
Payable for investments purchased	8,400,127
Payable for fund shares redeemed	740,238
Accrued management fee	176,948
Other affiliated payables	105,306
Other payables and accrued expenses	22,831
Total liabilities		9,994,174

Net Assets		$ 377,655,060
Net Assets consist of:
Paid in capital		$ 467,690,221
Undistributed net investment income		2,195,006
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,423,892)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(18,806,275)
Net Assets, for 5,575,638 shares outstanding		$ 377,655,060
Net Asset Value, offering price and redemption price per share ($377,655,060 ÷ 5,575,638 shares)		$ 67.73

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 3,460,868
Interest		328,212
Income from Fidelity Central Funds		28,634
Total income		3,817,714

Expenses
Management fee	$ 907,633
Transfer agent fees	544,919
Accounting and security lending fees	62,737
Custodian fees and expenses	14,300
Independent trustees' compensation	1,208
Registration fees	30,627
Audit	19,550
Legal	595
Miscellaneous	3,271
Total expenses before reductions	1,584,840
Expense reductions	(6,339)	1,578,501
Net investment income (loss)		2,239,213
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,615,007
Foreign currency transactions	14,778
Total net realized gain (loss)		42,629,785
Change in net unrealized appreciation (depreciation) on: Investment securities	94,437,111
Assets and liabilities in foreign currencies	1,382
Total change in net unrealized appreciation (depreciation)		94,438,493
Net gain (loss)		137,068,278
Net increase (decrease) in net assets resulting from operations		$ 139,307,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,239,213	$ 4,173,903
Net realized gain (loss)	42,629,785	(109,648,533)
Change in net unrealized appreciation (depreciation)	94,438,493	(161,755,269)
Net increase (decrease) in net assets resulting from operations	139,307,491	(267,229,899)
Distributions to shareholders from net investment income	(637,568)	(3,797,773)
Distributions to shareholders from net realized gain	-	(85,400)
Total distributions	(637,568)	(3,883,173)
Share transactions Proceeds from sales of shares	95,670,300	540,452,849
Reinvestment of distributions	619,937	3,770,991
Cost of shares redeemed	(100,463,611)	(350,954,109)
Net increase (decrease) in net assets resulting from share transactions	(4,173,374)	193,269,731
Redemption fees	14,051	152,793
Total increase (decrease) in net assets	134,510,600	(77,690,548)

Net Assets
Beginning of period	243,144,460	320,835,008
End of period (including undistributed net investment income of $2,195,006 and undistributed net investment income of $593,361, respectively)	$ 377,655,060	$ 243,144,460
Other Information Shares
Sold	1,653,767	6,725,611
Issued in reinvestment of distributions	11,459	78,641
Redeemed	(1,778,538)	(5,061,028)
Net increase (decrease)	(113,312)	1,743,224

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 42.74	$ 81.31	$ 70.60	$ 69.50	$ 71.52	$ 51.75
Income from Investment Operations
Net investment income (loss) E	.40	.73	.85	.82 H	.52	.45 I
Net realized and unrealized gain (loss)	24.70	(38.63)	12.80	11.08	(.33)	19.83
Total from investment operations	25.10	(37.90)	13.65	11.90	.19	20.28
Distributions from net investment income	(.11)	(.68)	(.49)	(.87)	(.52)	(.18)
Distributions from net realized gain	-	(.02)	(2.46)	(9.96)	(1.72)	(.38)
Total distributions	(.11)	(.70)	(2.95)	(10.83)	(2.24)	(.56)
Redemption fees added to paid in capital E	- L	.03	.01	.03	.03	.05
Net asset value, end of period	$ 67.73	$ 42.74	$ 81.31	$ 70.60	$ 69.50	$ 71.52
Total Return B, C, D	58.79%	(46.68)%	19.40%	18.51%	.51%	39.38%
Ratios to Average Net Assets F, J
Expenses before reductions	.99% A	.91%	.93%	1.06%	1.04%	1.08%
Expenses net of fee waivers, if any	.99% A	.91%	.93%	1.06%	1.04%	1.08%
Expenses net of all reductions	.98% A	.90%	.93%	1.06%	.99%	1.04%
Net investment income (loss)	1.39% A	1.05%	1.08%	1.19% H	.78%	.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 377,655	$ 243,144	$ 320,835	$ 119,675	$ 114,729	$ 237,144
Portfolio turnover rate G	323% A	201%	65%	90%	141%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.07 per share and .12%, respectively. The change in estimate has no impact on total net assets or total return of the Fund. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 17,542,571
Unrealized depreciation	(76,566,406)
Net unrealized appreciation (depreciation)	$ (59,023,835)

Cost for federal income tax purposes	$ 438,443,583

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $498,152,731 and $505,923,442, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .34% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,179 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $489 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $903.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,230 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $109.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Select Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.22%
Actual		$ 1,000.00	$ 1,214.10	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.50%
Actual		$ 1,000.00	$ 1,212.50	$ 8.37
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	1.99%
Actual		$ 1,000.00	$ 1,209.40	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.97%
Actual		$ 1,000.00	$ 1,209.30	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Gold	.99%
Actual		$ 1,000.00	$ 1,215.80	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,215.30	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Barrick Gold Corp.	10.0	8.7
Goldcorp, Inc.	9.9	7.8
AngloGold Ashanti Ltd. sponsored ADR	7.1	3.8
Newcrest Mining Ltd.	7.1	6.0
Agnico-Eagle Mines Ltd. (Canada)	6.7	6.2
Kinross Gold Corp.	4.8	4.3
Newmont Mining Corp.	4.7	9.8
Randgold Resources Ltd. sponsored ADR	4.5	4.3
Yamana Gold, Inc.	4.2	4.2
Lihir Gold Ltd.	3.8	3.7
	62.8
Top Industries (% of fund's net assets)
As of August 31, 2009
Gold	92.2%
Precious Metals & Minerals	3.3%
Diversified Metals & Mining	2.4%
Coal & Consumable Fuels	0.5%
Steel	0.3%
All Others*	1.3%

As of February 28, 2009
Gold	84.7%
Precious Metals & Minerals	3.3%
Diversified Metals & Mining	1.5%
Coal & Consumable Fuels	1.2%
Steel	0.9%
All Others*	8.4%

* Includes short-term investments and net other assets.

Semiannual Report

Select Gold Portfolio

Consolidated Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value
Australia - 8.7%
METALS & MINING - 8.7%
Gold - 8.7%
Andean Resources Ltd. (a)	3,408,018	$ 6,109,097
Avoca Resources Ltd. (a)	478,642	708,253
Centamin Egypt Ltd. (a)	3,347,000	4,658,966
Newcrest Mining Ltd.	7,290,648	184,999,869
Sino Gold Mining Ltd. (a)(c)	4,450,726	25,176,553
Troy Resources NL (a)(d)	2,300,000	3,929,289
		225,582,027
Bermuda - 0.7%
METALS & MINING - 0.7%
Precious Metals & Minerals - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	4,192,252	18,318,826
Canada - 48.8%
METALS & MINING - 48.8%
Diversified Metals & Mining - 0.1%
Anatolia Minerals Development Ltd. (a)	70,000	149,644
Exeter Resource Corp. (a)	30,000	93,185
Kimber Resources, Inc. (a)	16,100	8,825
Kimber Resources, Inc. (a)(d)	3,888,000	2,131,189
Kimber Resources, Inc. warrants 3/11/10 (a)(d)	1,944,000	18
Rubicon Minerals Corp. (a)	40,000	122,054
		2,504,915
Gold - 47.8%
Agnico-Eagle Mines Ltd. (Canada)	3,035,400	174,120,926
Alamos Gold, Inc. (a)	2,183,800	19,272,344
Andina Minerals, Inc. (a)	60,000	78,385
Aquiline Resources, Inc. (a)	915,500	1,856,760
Aquiline Resources, Inc. (a)(d)	2,324,600	4,714,610
Aurizon Mines Ltd. (a)	1,419,600	6,199,240
B2Gold Corp. (a)	20,000	12,790
Barrick Gold Corp.	7,502,119	258,934,819
Detour Gold Corp. (a)(d)	615,000	5,730,861
Eldorado Gold Corp. (a)	5,992,300	61,860,945
European Goldfields Ltd. (a)	799,600	2,498,293
Franco-Nevada Corp.	1,469,300	37,813,065
Gammon Gold, Inc. (a)	1,007,500	6,765,143
Goldcorp, Inc.	7,044,300	256,712,157
Golden Star Resources Ltd. (a)(c)	3,875,769	10,268,345
Great Basin Gold Ltd. (a)(c)	5,107,900	7,186,338

	Shares	Value
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000	$ 287,320
Guyana Goldfields, Inc. (a)	818,000	3,362,872
IAMGOLD Corp.	4,319,000	50,189,731
Jaguar Mining, Inc. (a)	860,500	8,427,334
Kinross Gold Corp.	6,485,100	123,113,811
Minefinders Corp. Ltd. (a)	1,100,000	9,858,396
New Gold, Inc. (a)(c)	2,536,900	8,621,659
New Gold, Inc. warrants 4/3/12 (a)(d)	2,928,500	80,262
Northgate Minerals Corp. (a)	2,124,900	4,736,667
Osisko Mining Corp. (a)	522,000	3,414,508
Osisko Mining Corp. (a)(d)	2,000,000	13,082,405
Osisko Mining Corp. warrants 11/17/09 (a)(d)	1,000,000	1,690,115
Red Back Mining, Inc. (a)	2,800,800	29,092,907
Red Back Mining, Inc. (a)(d)	1,059,500	11,005,404
San Gold Corp. (a)	891,400	2,491,946
Seabridge Gold, Inc. (a)	202,700	5,681,681
SEMAFO, Inc. (a)	726,100	1,459,364
Ventana Gold Corp. (a)	2,000	8,862
Yamana Gold, Inc.	11,840,900	108,932,818
		1,239,563,083
Precious Metals & Minerals - 0.9%
Etruscan Resources, Inc. (a)	1,216,800	255,677
Etruscan Resources, Inc. (a)(d)	1,549,400	325,564
Etruscan Resources, Inc. warrants 11/2/10 (a)(d)	774,700	7,077
Pan American Silver Corp. (a)	525,000	10,206,003
Silver Standard Resources, Inc. (a)	721,800	13,129,546
		23,923,867
TOTAL METALS & MINING		1,265,991,865
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zhaojin Mining Industry Co. Ltd. (H Shares)	3,641,000	5,167,571
Zijin Mining Group Co. Ltd. (H Shares)	47,514,000	39,725,528
		44,893,099
Luxembourg - 0.3%
METALS & MINING - 0.3%
Steel - 0.3%
ArcelorMittal SA (NY Shares) Class A	200,700	7,150,941
Papua New Guinea - 3.8%
METALS & MINING - 3.8%
Gold - 3.8%
Lihir Gold Ltd. (a)	41,810,881	97,928,338
Common Stocks - continued
	Shares	Value
Peru - 0.8%
METALS & MINING - 0.8%
Precious Metals & Minerals - 0.8%
Compania de Minas Buenaventura SA sponsored ADR	780,000	$ 19,710,600
Russia - 0.2%
METALS & MINING - 0.2%
Gold - 0.2%
Polyus Gold OJSC sponsored ADR	255,000	5,049,000
South Africa - 12.8%
METALS & MINING - 12.8%
Gold - 11.9%
AngloGold Ashanti Ltd. sponsored ADR	4,815,952	185,028,876
Gold Fields Ltd. sponsored ADR (c)	6,053,659	73,067,664
Harmony Gold Mining Co. Ltd.	1,549,000	14,520,067
Harmony Gold Mining Co. Ltd. sponsored ADR	3,736,800	35,125,920
		307,742,527
Precious Metals & Minerals - 0.9%
Impala Platinum Holdings Ltd.	988,212	23,092,746
TOTAL METALS & MINING		330,835,273
United Kingdom - 4.5%
METALS & MINING - 4.5%
Gold - 4.5%
Randgold Resources Ltd. sponsored ADR (c)	1,991,807	117,138,170
United States of America - 8.7%
METALS & MINING - 8.2%
Diversified Metals & Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	950,000	59,831,000
Gold - 5.9%
Allied Nevada Gold Corp. (a)(c)	290,800	2,352,572
Newmont Mining Corp.	3,034,750	121,966,603
Royal Gold, Inc.	614,413	24,379,908
US Gold Corp. (a)	1,165,900	3,252,861
		151,951,944
TOTAL METALS & MINING		211,782,944

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
CONSOL Energy, Inc.	206,400	$ 7,721,424
Massey Energy Co.	247,929	6,713,917
		14,435,341
TOTAL UNITED STATES OF AMERICA		226,218,285
TOTAL COMMON STOCKS (Cost $1,999,150,099)		2,358,816,424
Commodities - 7.7%
Troy Ounces
Gold Bullion (a) (Cost $185,693,200)	210,500	200,259,175
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	33,903,356	33,903,356
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	13,473,324	13,473,324
TOTAL MONEY MARKET FUNDS (Cost $47,376,680)		47,376,680
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,232,219,979)	2,606,452,279
NET OTHER ASSETS - (0.5)%	(14,148,602)
NET ASSETS - 100%	$ 2,592,303,677
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 42,696,794 or 1.6% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,264
Fidelity Securities Lending Cash Central Fund	304,694
Total	$ 444,958
Other Affiliated Issuers
Consolidated Subsidiary	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Value end of period
Fidelity Select Gold Cayman Ltd.	$ 154,880,326	$ 42,106,209	$ -	$ -	$ 200,209,492
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments
Equities:
Energy	$ 14,435,341	$ 14,435,341	$ -	$ -
Materials	2,344,381,083	2,329,860,998	14,520,085	-
Commodities	200,259,175	200,259,175	-	-
Money Market Funds	47,376,680	47,376,680	-	-
Total Investments	$ 2,606,452,279	$ 2,591,932,194	$ 14,520,085	$ -
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:
Investments
Beginning Balance	$ 30,448
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(23,371)
Cost of Purchases	0
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	(7,077)
Ending Balance	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any investment or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $88,413,227 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $39,003,106 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Select Gold Portfolio

Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,807,762) - See accompanying schedule: Unaffiliated issuers (cost $1,999,150,099)	$ 2,358,816,424
Fidelity Central Funds (cost $47,376,680)	47,376,680
Commodities (cost $185,693,200)	200,259,175
Total Investments (cost $2,232,219,979)		$ 2,606,452,279
Cash		6,461
Receivable for investments sold		102,474,414
Receivable for fund shares sold		6,365,888
Dividends receivable		1,023,042
Distributions receivable from Fidelity Central Funds		24,294
Prepaid expenses		4,044
Receivable from investment adviser for expense reductions		49,973
Other receivables		30,165
Total assets		2,716,430,560

Liabilities
Payable for investments purchased	$ 103,749,902
Payable for fund shares redeemed	4,703,734
Accrued management fee	1,253,620
Distribution fees payable	52,885
Other affiliated payables	806,913
Other payables and accrued expenses	86,505
Collateral on securities loaned, at value	13,473,324
Total liabilities		124,126,883

Net Assets		$ 2,592,303,677
Net Assets consist of:
Paid in capital		$ 2,373,326,632
Accumulated net investment loss		(5,070,140)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(150,365,525)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		374,412,710
Net Assets		$ 2,592,303,677

Consolidated Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,680,205 ÷ 1,695,473 shares)	$ 36.97

Maximum offering price per share (100/94.25 of $36.97)	$ 39.23
Class T: Net Asset Value and redemption price per share ($19,254,639 ÷ 523,111 shares)	$ 36.81

Maximum offering price per share (100/96.50 of $36.81)	$ 38.15
Class B: Net Asset Value and offering price per share ($13,742,335 ÷ 377,753 shares)A	$ 36.38

Class C: Net Asset Value and offering price per share ($25,554,279 ÷ 704,275 shares)A	$ 36.28

Gold: Net Asset Value, offering price and redemption price per share ($2,460,184,356 ÷ 65,982,899 shares)	$ 37.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,887,863 ÷ 292,265 shares)	$ 37.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 6,381,850
Interest		65
Income from Fidelity Central Funds		444,958
Total income		6,826,873

Expenses
Management fee	$ 7,017,189
Transfer agent fees	4,182,393
Distribution fees	280,588
Accounting and security lending fees	527,940
Custodian fees and expenses	142,007
Independent trustees' compensation	8,916
Registration fees	151,633
Audit	34,877
Legal	5,136
Miscellaneous	14,373
Total expenses before reductions	12,365,052
Expense reductions	(468,753)	11,896,299
Net investment income (loss)		(5,069,426)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	53,353,015
Foreign currency transactions	127,141
Total net realized gain (loss)		53,480,156
Change in net unrealized appreciation (depreciation) on: Investments	389,644,718
Assets and liabilities in foreign currencies	144,794
Total change in net unrealized appreciation (depreciation)		389,789,512
Net gain (loss)		443,269,668
Net increase (decrease) in net assets resulting from operations		$ 438,200,242

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,069,426)	$ (2,690,363)
Net realized gain (loss)	53,480,156	(179,917,786)
Change in net unrealized appreciation (depreciation)	389,789,512	(711,142,287)
Net increase (decrease) in net assets resulting from operations	438,200,242	(893,750,436)
Distributions to shareholders from net realized gain	-	(9,542,341)
Share transactions - net increase (decrease)	185,796,523	430,558,697
Redemption fees	243,152	852,427
Total increase (decrease) in net assets	624,239,917	(471,881,653)

Net Assets
Beginning of period	1,968,063,760	2,439,945,413
End of period (including accumulated net investment loss of $5,070,140 and accumulated net investment loss of $714, respectively)	$ 2,592,303,677	$ 1,968,063,760

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.45	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.11)	(.15)	(.15)	(.01)
Net realized and unrealized gain (loss)	6.63	(15.44)	15.00	(.07)
Total from investment operations	6.52	(15.59)	14.85	(.08)
Distributions from net investment income	-	-	(.19)	-
Distributions from net realized gain	-	(.17)	(5.01)	-
Total distributions	-	(.17)	(5.20)	-
Redemption fees added to paid in capital E	- K	.02	.01	.01
Net asset value, end of period	$ 36.97	$ 30.45	$ 46.19	$ 36.53
Total Return B, C, D	21.41%	(33.81)%	44.59%	(.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.21%	1.17%	1.13% A
Expenses net of fee waivers, if any	1.22% A	1.19%	1.17%	1.13% A
Expenses net of all reductions	1.20% A	1.15%	1.13%	1.10% A
Net investment income (loss)	(.63)% A	(.45)%	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,680	$ 39,144	$ 26,620	$ 1,857
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.36	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.16)	(.24)	(.25)	(.03)
Net realized and unrealized gain (loss)	6.61	(15.42)	15.05	(.09)
Total from investment operations	6.45	(15.66)	14.80	(.12)
Distributions from net investment income	-	-	(.16)	-
Distributions from net realized gain	-	(.17)	(4.97)	-
Total distributions	-	(.17)	(5.13)	-
Redemption fees added to paid in capital E	- K	.02	.01	.01
Net asset value, end of period	$ 36.81	$ 30.36	$ 46.17	$ 36.49
Total Return B, C, D	21.25%	(33.98)%	44.45%	(.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.47%	1.43%	1.46% A
Expenses net of fee waivers, if any	1.50% A	1.45%	1.43%	1.46% A
Expenses net of all reductions	1.49% A	1.41%	1.39%	1.43% A
Net investment income (loss)	(.91)% A	(.71)%	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,255	$ 15,284	$ 11,334	$ 1,093
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.08	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.24)	(.40)	(.45)	(.07)
Net realized and unrealized gain (loss)	6.54	(15.34)	14.95	(.08)
Total from investment operations	6.30	(15.74)	14.50	(.15)
Distributions from net investment income	-	-	(.16)	-
Distributions from net realized gain	-	(.17)	(4.84)	-
Total distributions	-	(.17)	(5.00)	-
Redemption fees added to paid in capital E	- K	.02	.01	.01
Net asset value, end of period	$ 36.38	$ 30.08	$ 45.97	$ 36.46
Total Return B, C, D	20.94%	(34.30)%	43.53%	(.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.01% A	1.97%	1.93%	1.96% A
Expenses net of fee waivers, if any	1.99% A	1.95%	1.93%	1.96% A
Expenses net of all reductions	1.97% A	1.89%	1.90%	1.93% A
Net investment income (loss)	(1.40)% A	(1.20)%	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,742	$ 8,421	$ 6,869	$ 902
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.00	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.24)	(.39)	(.45)	(.07)
Net realized and unrealized gain (loss)	6.52	(15.30)	14.91	(.10)
Total from investment operations	6.28	(15.69)	14.46	(.17)
Distributions from net investment income	-	-	(.17)	-
Distributions from net realized gain	-	(.17)	(4.89)	-
Total distributions	-	(.17)	(5.06)	-
Redemption fees added to paid in capital E	- K	.01	.01	.01
Net asset value, end of period	$ 36.28	$ 30.00	$ 45.85	$ 36.44
Total Return B, C, D	20.93%	(34.30)%	43.49%	(.44)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.00% A	1.97%	1.92%	2.02% A
Expenses net of fee waivers, if any	1.97% A	1.95%	1.92%	2.02% A
Expenses net of all reductions	1.96% A	1.89%	1.89%	1.99% A
Net investment income (loss)	(1.39)% A	(1.20)%	(1.12)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,554	$ 17,544	$ 10,835	$ 437
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights - Gold

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 30.67	$ 46.37	$ 36.54	$ 35.91	$ 27.46	$ 27.21
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	(.02)	.22 H	.04	.02 I
Net realized and unrealized gain (loss)	6.69	(15.51)	15.05	5.49	12.21	.18
Total from investment operations	6.62	(15.55)	15.03	5.71	12.25	.20
Distributions from net investment income	-	-	(.18)	(.02)	(.02)	-
Distributions from net realized gain	-	(.17)	(5.03)	(5.10)	(3.84)	-
Total distributions	-	(.17)	(5.21)	(5.12)	(3.86)	-
Redemption fees added to paid in capital E	- L	.02	.01	.04	.06	.05
Net asset value, end of period	$ 37.29	$ 30.67	$ 46.37	$ 36.54	$ 35.91	$ 27.46
Total Return B, C, D	21.58%	(33.59)%	45.10%	16.19%	48.84%	.92%
Ratios to Average Net Assets F, J
Expenses before reductions	1.01% A	.89%	.85%	.90%	.97%	1.00%
Expenses net of fee waivers, if any	.99% A	.87%	.85%	.90%	.97%	1.00%
Expenses net of all reductions	.97% A	.86%	.81%	.87%	.82%	.89%
Net investment income (loss)	(.40)% A	(.13)%	(.05)%	.62% H	.13%	.07% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,460,184	$ 1,881,600	$ 2,381,114	$ 1,473,400	$ 1,325,665	$ 705,216
Portfolio turnover rate G	38% A	42%	55%	85%	108%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 30.65	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	(.07)	(.05)	(.01)	.01
Net realized and unrealized gain (loss)	6.67	(15.49)	15.03	(.08)
Total from investment operations	6.60	(15.54)	15.02	(.07)
Distributions from net investment income	-	-	(.19)	-
Distributions from net realized gain	-	(.17)	(5.04)	-
Total distributions	-	(.17)	(5.23)	-
Redemption fees added to paid in capital E	- J	.02	.01	.01
Net asset value, end of period	$ 37.25	$ 30.65	$ 46.34	$ 36.54
Total Return B, C	21.53%	(33.59)%	45.10%	(.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	.91%	.83%	.94% A
Expenses net of fee waivers, if any	.98% A	.89%	.83%	.94% A
Expenses net of all reductions	.96% A	.86%	.79%	.91% A
Net investment income (loss)	(.39)% A	(.14)%	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,888	$ 6,070	$ 3,174	$ 385
Portfolio turnover rate F	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Gold and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the: Subsidiary"). The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Fund. As of Au-gust 31, 2009, the Fund held $200,209,492 in the Subsidiary, representing 7.7% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Consolidated Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Consolidated Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 498,227,819
Unrealized depreciation	(178,894,827)
Net unrealized appreciation (depreciation)	$ 319,332,992

Cost for federal income tax purposes	$ 2,287,119,287

Semiannual Report

4. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $753,204,564 and $439,784,420, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $278,883.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 65,437	$ 8,689
Class T	.25%	.25%	45,432	-
Class B	.75%	.25%	57,667	43,250
Class C	.75%	.25%	112,052	57,536
			$ 280,588	$ 109,475

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,601
Class T	7,823
Class B*	18,026
Class C*	11,367
$ 87,817

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 87,228.33
Class T	32,958.36
Class B	20,275.35
Class C	37,661.34
Gold	3,989,385.35
Institutional Class	14,886.34
	$ 4,182,393

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $587 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,708 and is reflected in Miscellaneous Expense on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $304,694.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $189,755 for the period In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $115.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net realized gain
Class A	$ -	$ 120,234
Class T	-	52,921
Class B	-	30,037
Class C	-	48,372
Gold	-	9,277,078
Institutional Class	-	13,699
Total	$ -	$ 9,542,341

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	684,939	1,309,698	$ 23,679,918	$ 44,660,266
Reinvestment of distributions	-	2,750	-	115,078
Shares redeemed	(274,879)	(603,399)	(9,372,744)	(19,759,071)
Net increase (decrease)	410,060	709,049	$ 14,307,174	$ 25,016,273
Class T
Shares sold	192,711	490,596	$ 6,633,843	$ 16,725,703
Reinvestment of distributions	-	1,250	-	52,336
Shares redeemed	(173,007)	(233,926)	(6,047,206)	(7,642,955)
Net increase (decrease)	19,704	257,920	$ 586,637	$ 9,135,084
Class B
Shares sold	137,636	268,687	$ 4,672,457	$ 9,041,240
Reinvestment of distributions	-	619	-	25,767
Shares redeemed	(39,814)	(138,798)	(1,368,495)	(4,716,395)
Net increase (decrease)	97,822	130,508	$ 3,303,962	$ 4,350,612
Class C
Shares sold	261,804	585,858	$ 8,890,761	$ 18,965,561
Reinvestment of distributions	-	1,077	-	44,699
Shares redeemed	(142,315)	(238,490)	(4,799,958)	(7,504,831)
Net increase (decrease)	119,489	348,445	$ 4,090,803	$ 11,505,429
Gold
Shares sold	20,258,568	46,487,078	$ 696,510,268	$ 1,611,564,135
Reinvestment of distributions	-	212,477	-	8,930,407
Shares redeemed	(15,619,146)	(36,708,151)	(536,516,645)	(1,244,304,895)
Net increase (decrease)	4,639,422	9,991,404	$ 159,993,623	$ 376,189,647
Institutional Class
Shares sold	188,897	256,180	$ 6,724,948	$ 8,523,938
Reinvestment of distributions	-	259	-	10,894
Shares redeemed	(94,677)	(126,881)	(3,210,624)	(4,173,180)
Net increase (decrease)	94,220	129,558	$ 3,514,324	$ 4,361,652

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Select Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.26%
Actual		$ 1,000.00	$ 1,699.10	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.41
Class T	1.53%
Actual		$ 1,000.00	$ 1,696.70	$ 10.40
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Class B	2.02%
Actual		$ 1,000.00	$ 1,692.80	$ 13.71
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Class C	2.02%
Actual		$ 1,000.00	$ 1,692.70	$ 13.71
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Materials	1.00%
Actual		$ 1,000.00	$ 1,701.20	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,701.20	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	7.9	6.4
Freeport-McMoRan Copper & Gold, Inc.	7.6	5.0
Dow Chemical Co.	7.5	0.0
Praxair, Inc.	5.8	4.4
Monsanto Co.	5.1	15.5
Air Products & Chemicals, Inc.	4.4	1.5
Celanese Corp. Class A	4.3	2.1
Nucor Corp.	4.2	0.0
Weyerhaeuser Co.	2.7	2.7
Owens-Illinois, Inc.	2.6	1.4
	52.1
Top Industries (% of fund's net assets)
As of August 31, 2009
Chemicals	52.9%
Metals & Mining	22.3%
Containers & Packaging	8.6%
Construction Materials	4.0%
Paper & Forest Products	3.6%
All Others*	8.6%

As of February 28, 2009
Chemicals	56.4%
Metals & Mining	21.4%
Containers & Packaging	10.2%
Paper & Forest Products	2.7%
Construction Materials	2.4%
All Others*	6.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Materials Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
Masco Corp.	701,500	$ 10,157,720
CHEMICALS - 52.9%
Commodity Chemicals - 4.3%
Celanese Corp. Class A	752,106	19,156,140
Diversified Chemicals - 20.0%
Ashland, Inc.	280,900	10,303,412
Cabot Corp.	193,200	3,823,428
Dow Chemical Co.	1,573,418	33,498,069
E.I. du Pont de Nemours & Co.	1,107,000	35,346,513
Solutia, Inc. (a)	498,300	6,094,209
		89,065,631
Fertilizers & Agricultural Chemicals - 9.1%
Fertilizantes Fosfatados SA (PN)	272,100	2,547,374
Monsanto Co.	273,344	22,928,095
Terra Industries, Inc.	182,400	5,674,464
The Mosaic Co.	195,800	9,490,426
		40,640,359
Industrial Gases - 12.1%
Air Products & Chemicals, Inc.	263,300	19,755,399
Airgas, Inc.	177,500	8,253,750
Praxair, Inc.	335,641	25,716,813
		53,725,962
Specialty Chemicals - 7.4%
Albemarle Corp.	338,335	10,904,537
Cytec Industries, Inc.	151,369	4,373,050
H.B. Fuller Co.	198	3,909
Johnson Matthey PLC	78,260	1,804,142
Rockwood Holdings, Inc. (a)	160,000	3,259,200
Valspar Corp.	106,700	2,857,426
W.R. Grace & Co. (a)	592,900	9,919,217
		33,121,481
TOTAL CHEMICALS		235,709,573
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Commercial Printing - 0.2%
R.R. Donnelley & Sons Co.	63,500	1,132,840
CONSTRUCTION MATERIALS - 4.0%
Construction Materials - 4.0%
Cemex SA de CV sponsored ADR	62,300	827,344
CRH PLC	2,684	67,687
Eagle Materials, Inc.	133,500	3,515,055
Martin Marietta Materials, Inc.	63,000	5,517,540
Vulcan Materials Co. (c)	154,300	7,721,172
		17,648,798

	Shares	Value
CONTAINERS & PACKAGING - 8.6%
Metal & Glass Containers - 5.3%
Ball Corp.	101,950	$ 4,940,497
Crown Holdings, Inc. (a)	174,659	4,336,783
Greif, Inc. Class A	56,600	2,803,964
Owens-Illinois, Inc. (a)	334,400	11,349,536
		23,430,780
Paper Packaging - 3.3%
Packaging Corp. of America	231,900	4,721,484
Temple-Inland, Inc. (c)	591,784	10,007,067
		14,728,551
TOTAL CONTAINERS & PACKAGING		38,159,331
FOOD PRODUCTS - 2.1%
Agricultural Products - 2.1%
Bunge Ltd.	89,800	6,017,498
Corn Products International, Inc.	106,100	3,146,926
Timbercorp Ltd.	75,129	2,795
		9,167,219
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
Pulte Homes, Inc.	90,967	1,162,558
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	279,390	1,346,660
METALS & MINING - 22.3%
Diversified Metals & Mining - 8.9%
Anglo American PLC (United Kingdom)	69,005	2,270,464
BHP Billiton PLC	41,926	1,111,234
Freeport-McMoRan Copper & Gold, Inc.	535,628	33,733,851
Teck Resources Ltd. Class B (sub. vtg.) (a)	108,700	2,623,656
		39,739,205
Gold - 6.0%
Agnico-Eagle Mines Ltd. (Canada)	70,600	4,049,857
AngloGold Ashanti Ltd. sponsored ADR	66,400	2,551,088
Harmony Gold Mining Co. Ltd.	274,900	2,576,867
Newcrest Mining Ltd.	213,345	5,413,620
Newmont Mining Corp.	135,300	5,437,707
Randgold Resources Ltd. sponsored ADR	63,700	3,746,197
Yamana Gold, Inc.	296,400	2,726,793
		26,502,129
Precious Metals & Minerals - 0.9%
Aquarius Platinum Ltd. (United Kingdom)	286,200	1,250,604
Impala Platinum Holdings Ltd.	125,955	2,943,343
		4,193,947
Steel - 6.5%
Nucor Corp.	417,700	18,604,358
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	100,100	$ 3,697,694
Steel Dynamics, Inc.	387,000	6,404,850
		28,706,902
TOTAL METALS & MINING		99,142,183
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. (a)	56,719	1,832,591
Massey Energy Co.	75,891	2,055,128
SouthGobi Energy Resources Ltd. (a)	29,100	329,655
		4,217,374
PAPER & FOREST PRODUCTS - 3.6%
Forest Products - 2.7%
Weyerhaeuser Co.	326,300	12,200,357
Paper Products - 0.9%
Schweitzer-Mauduit International, Inc.	79,100	3,890,138
TOTAL PAPER & FOREST PRODUCTS		16,090,495
TOTAL COMMON STOCKS (Cost $402,609,322)		433,934,751
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	22,720,527	$ 22,720,527
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	8,943,050	8,943,050
TOTAL MONEY MARKET FUNDS (Cost $31,663,577)		31,663,577
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $434,272,899)	465,598,328
NET OTHER ASSETS - (4.6)%	(20,335,757)
NET ASSETS - 100%	$ 445,262,571
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,120
Fidelity Securities Lending Cash Central Fund	12,677
Total	$ 38,797
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,162,558	$ 1,162,558	$ -	$ -
Consumer Staples	9,167,219	9,164,424	-	2,795
Energy	4,217,374	4,217,374	-	-
Industrials	12,637,220	12,637,220	-	-
Materials	406,750,380	404,173,513	2,576,867	-
Money Market Funds	31,663,577	31,663,577	-	-
Total Investments in Securities:	$ 465,598,328	$ 463,018,666	$ 2,576,867	$ 2,795
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(102,508)
Cost of Purchases	105,303
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 2,795
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (102,508)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
Canada	2.2%
United Kingdom	2.0%
South Africa	1.8%
Bermuda	1.7%
Australia	1.2%
Others (individually less than 1%)	1.1%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $47,480,166 all of which will expire on February 28, 2017.

A capital loss carryforward of approximately $7,051,816 was acquired from the Select Paper and Forest Products Portfolio, of which $1,659,402 and $5,392,414 will expire on February 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $26,181,120 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,617,877) - See accompanying schedule: Unaffiliated issuers (cost $402,609,322)	$ 433,934,751
Fidelity Central Funds (cost $31,663,577)	31,663,577
Total Investments (cost $434,272,899)		$ 465,598,328
Receivable for investments sold		7,520,947
Receivable for fund shares sold		2,724,889
Dividends receivable		685,142
Distributions receivable from Fidelity Central Funds		7,110
Prepaid expenses		643
Other receivables		5,953
Total assets		476,543,012

Liabilities
Payable for investments purchased	$ 20,480,956
Payable for fund shares redeemed	1,483,802
Accrued management fee	200,442
Distribution fees payable	27,672
Other affiliated payables	106,610
Other payables and accrued expenses	37,909
Collateral on securities loaned, at value	8,943,050
Total liabilities		31,280,441

Net Assets		$ 445,262,571
Net Assets consist of:
Paid in capital		$ 466,715,621
Undistributed net investment income		963,199
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,739,328)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		31,323,079
Net Assets		$ 445,262,571

Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,357,224 ÷ 668,444 shares)	$ 46.91

Maximum offering price per share (100/94.25 of $46.91)	$ 49.77
Class T: Net Asset Value and redemption price per share ($11,290,680 ÷ 241,705 shares)	$ 46.71

Maximum offering price per share (100/96.50 of $46.71)	$ 48.40
Class B: Net Asset Value and offering price per share ($6,214,194 ÷ 134,277 shares)A	$ 46.28

Class C: Net Asset Value and offering price per share ($13,865,067 ÷ 300,027 shares)A	$ 46.21

Materials: Net Asset Value, offering price and redemption price per share ($378,626,999 ÷ 8,061,384 shares)	$ 46.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,908,407 ÷ 83,216 shares)	$ 46.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,466,752
Interest		10,741
Income from Fidelity Central Funds		38,797
Total income		2,516,290

Expenses
Management fee	$ 804,016
Transfer agent fees	459,964
Distribution fees	117,910
Accounting and security lending fees	55,987
Custodian fees and expenses	20,701
Independent trustees' compensation	950
Registration fees	65,354
Audit	25,695
Legal	942
Miscellaneous	2,004
Total expenses before reductions	1,553,523
Expense reductions	(6,304)	1,547,219
Net investment income (loss)		969,071
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,355,695
Foreign currency transactions	3,145
Total net realized gain (loss)		24,358,840
Change in net unrealized appreciation (depreciation) on: Investment securities	100,487,875
Assets and liabilities in foreign currencies	(1,766)
Total change in net unrealized appreciation (depreciation)		100,486,109
Net gain (loss)		124,844,949
Net increase (decrease) in net assets resulting from operations		$ 125,814,020

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 969,071	$ 2,259,809
Net realized gain (loss)	24,358,840	(75,667,547)
Change in net unrealized appreciation (depreciation)	100,486,109	(119,409,812)
Net increase (decrease) in net assets resulting from operations	125,814,020	(192,817,550)
Distributions to shareholders from net investment income	(356,230)	(976,789)
Share transactions - net increase (decrease)	167,652,500	(41,426,103)
Redemption fees	32,231	46,748
Total increase (decrease) in net assets	293,142,521	(235,173,694)

Net Assets
Beginning of period	152,120,050	387,293,744
End of period (including undistributed net investment income of $963,199 and undistributed net investment income of $350,358, respectively)	$ 445,262,571	$ 152,120,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.65	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.10	.22	.46	.17
Net realized and unrealized gain (loss)	19.21	(29.46)	8.05	3.93
Total from investment operations	19.31	(29.24)	8.51	4.10
Distributions from net investment income	(.05)	(.12)	(.32)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.05)	(.12)	(2.53) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.91	$ 27.65	$ 57.00	$ 51.01
Total Return B, C, D	69.91%	(51.30)%	16.79%	8.76%
Ratios to Average Net Assets F, I
Expenses before reductions	1.26% A	1.21%	1.21%	1.50% A
Expenses net of fee waivers, if any	1.26% A	1.21%	1.21%	1.40% A
Expenses net of all reductions	1.26% A	1.20%	1.21%	1.38% A
Net investment income (loss)	.50% A	.47%	.83%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,357	$ 10,796	$ 12,522	$ 1,018
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.532 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.56	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.05	.10	.32	.11
Net realized and unrealized gain (loss)	19.14	(29.32)	8.00	3.87
Total from investment operations	19.19	(29.22)	8.32	3.98
Distributions from net investment income	(.04)	(.03)	(.21)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.04)	(.03)	(2.42) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.71	$ 27.56	$ 56.80	$ 50.89
Total Return B, C, D	69.67%	(51.43)%	16.45%	8.51%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.46%	1.46%	1.80% A
Expenses net of fee waivers, if any	1.53% A	1.46%	1.46%	1.65% A
Expenses net of all reductions	1.53% A	1.46%	1.46%	1.62% A
Net investment income (loss)	.24% A	.22%	.57%	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,291	$ 4,944	$ 6,850	$ 707
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.417 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.35	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.05)	(.12)	.04	.06
Net realized and unrealized gain (loss)	18.99	(29.13)	7.98	3.84
Total from investment operations	18.94	(29.25)	8.02	3.90
Distributions from net investment income	(.01)	-	(.04)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.01)	-	(2.25) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.28	$ 27.35	$ 56.59	$ 50.81
Total Return B, C, D	69.28%	(51.67)%	15.89%	8.34%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	1.95%	1.97%	2.26% A
Expenses net of fee waivers, if any	2.02% A	1.95%	1.97%	2.15% A
Expenses net of all reductions	2.01% A	1.95%	1.96%	2.12% A
Net investment income (loss)	(.25)% A	(.27) %	.07%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,214	$ 2,601	$ 4,173	$ 662
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.253 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.31	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.05)	(.13)	.04	.09
Net realized and unrealized gain (loss)	18.96	(29.07)	7.97	3.81
Total from investment operations	18.91	(29.20)	8.01	3.90
Distributions from net investment income	(.01)	-	(.12)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.01)	-	(2.33) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.21	$ 27.31	$ 56.50	$ 50.81
Total Return B, C, D	69.27%	(51.66)%	15.87%	8.34%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	1.95%	1.96%	2.31% A
Expenses net of fee waivers, if any	2.02% A	1.95%	1.96%	2.15% A
Expenses net of all reductions	2.01% A	1.95%	1.96%	2.13% A
Net investment income (loss)	(.25)% A	(.27) %	.07%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,865	$ 5,509	$ 8,743	$ 547
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.334 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 27.66	$ 57.01	$ 50.92	$ 46.35	$ 40.78	$ 35.99
Income from Investment Operations
Net investment income (loss) E	.15	.38	.64	.42	.32	.15
Net realized and unrealized gain (loss)	19.22	(29.54)	8.01	9.36	6.40	5.47
Total from investment operations	19.37	(29.16)	8.65	9.78	6.72	5.62
Distributions from net investment income	(.06)	(.20)	(.36)	(.48)	(.25)	(.12)
Distributions from net realized gain	-	-	(2.21)	(4.79)	(.93)	(.74)
Total distributions	(.06)	(.20)	(2.57) L	(5.27)	(1.18)	(.86)
Redemption fees added to paid in capital E	- K	.01	.01	.06	.03	.03
Net asset value, end of period	$ 46.97	$ 27.66	$ 57.01	$ 50.92	$ 46.35	$ 40.78
Total Return B, C, D	70.12%	(51.15)%	17.10%	22.29%	17.01%	16.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	.90%	.91%	1.01%	1.05%	1.06%
Expenses net of fee waivers, if any	1.00% A	.90%	.90%	.98%	1.05%	1.06%
Expenses net of all reductions	1.00% A	.90%	.89%	.96%	1.01%	1.02%
Net investment income (loss)	.76% A	.78%	1.14%	.87%	.78%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 378,627	$ 127,551	$ 353,185	$ 230,147	$ 169,523	$ 144,442
Portfolio turnover rate G	131% A, I	117%	77%	185%	124%	89%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.573 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 27.66	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	.16	.38	.64	.08
Net realized and unrealized gain (loss)	19.21	(29.53)	8.01	3.92
Total from investment operations	19.37	(29.15)	8.65	4.00
Distributions from net investment income	(.06)	(.20)	(.36)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.06)	(.20)	(2.57) L	-
Redemption fees added to paid in capital D	- K	.01	.01	.01
Net asset value, end of period	$ 46.97	$ 27.66	$ 57.00	$ 50.91
Total Return B, C	70.12%	(51.15)%	17.08%	8.55%
Ratios to Average Net Assets E, H
Expenses before reductions	.99% A	.90%	.89%	1.06% A
Expenses net of fee waivers, if any	.99% A	.90%	.89%	1.06% A
Expenses net of all reductions	.99% A	.90%	.89%	1.04% A
Net investment income (loss)	.77% A	.78%	1.14%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,908	$ 719	$ 1,820	$ 119
Portfolio turnover rate F	131% A, I	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.565 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Materials, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 54,082,530
Unrealized depreciation	(28,996,494)
Net unrealized appreciation (depreciation)	$ 25,086,036

Cost for federal income tax purposes	$ 440,512,292

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $334,807,689 and $187,065,746, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 25,731	$ 1,693
Class T	.25%	.25%	21,096	242
Class B	.75%	.25%	21,731	16,299
Class C	.75%	.25%	49,352	15,173
			$ 117,910	$ 33,407

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,412
Class T	4,811
Class B*	4,422
Class C*	2,982
$ 49,627

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 34,063.33
Class T	14,592.35
Class B	7,280.34
Class C	16,534.34
Materials	384,283.32
Institutional Class	3,212.31
	$ 459,964

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,145 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $375 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,677.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,255 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $49.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ 22,026	$ 43,307
Class T	7,740	5,182
Class B	1,387	-
Class C	2,899	-
Materials	320,060	923,202
Institutional Class	2,118	5,098
Total	$ 356,230	$ 976,789

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	394,687	400,579	$ 15,730,734	$ 21,052,656
Reinvestment of distributions	580	1,376	20,382	40,415
Shares redeemed	(117,270)	(231,192)	(4,620,479)	(9,966,206)
Net increase (decrease)	277,997	170,763	$ 11,130,637	$ 11,126,865
Class T
Shares sold	96,506	127,856	$ 3,609,367	$ 6,586,988
Reinvestment of distributions	212	169	7,424	4,976
Shares redeemed	(34,413)	(69,236)	(1,340,191)	(3,081,211)
Net increase (decrease)	62,305	58,789	$ 2,276,600	$ 3,510,753
Class B
Shares sold	66,955	70,236	$ 2,585,263	$ 3,670,456
Reinvestment of distributions	31	-	1,088	-
Shares redeemed	(27,800)	(48,886)	(1,003,662)	(2,112,869)
Net increase (decrease)	39,186	21,350	$ 1,582,689	$ 1,557,587
Class C
Shares sold	161,101	186,111	$ 6,156,008	$ 9,519,248
Reinvestment of distributions	69	(8)	2,406	(480)
Shares redeemed	(62,864)	(139,135)	(2,327,042)	(5,956,182)
Net increase (decrease)	98,306	46,968	$ 3,831,372	$ 3,562,586
Materials
Shares sold	4,859,088	3,524,569	$ 201,042,949	$ 186,250,882
Issued in exchange for shares of Select Paper and Forest Products Portfolio	337,332	-	13,304,373	-
Reinvestment of distributions	8,476	29,537	298,029	866,336
Shares redeemed	(1,755,353)	(5,137,192)	(68,153,993)	(248,168,306)
Net increase (decrease)	3,449,543	(1,583,086)	$ 146,491,358	$ (61,051,088)
Institutional Class
Shares sold	66,929	41,845	$ 2,714,301	$ 2,204,347
Reinvestment of distributions	52	156	1,816	4,588
Shares redeemed	(9,755)	(47,942)	(376,273)	(2,341,741)
Net increase (decrease)	57,226	(5,941)	$ 2,339,844	$ (132,806)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Merger Information.

On June 19, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Select Paper and Forest Products Portfolio pursuant to an agreement and plan of reorganization approved by the Board of Trustees on November 18, 2008. The acquisition was accomplished by an exchange of 337,332 shares of Materials (the original retail class of shares of Select Materials Portfolio), for 697,705 shares then outstanding (valued at $19.07) of Select Paper and Forest Products Portfolio. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Select Paper and Forest Products Portfolio's net assets, including $3,465,168 of unrealized depreciation, were combined with the Fund's net assets of $314,623,676 for total net assets after the acquisition of $327,928,049.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Chemicals
Select Gold
Select Materials

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance (Chemicals Portfolio). The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Chemicals Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Investment Performance (Gold Portfolio and Materials Portfolio). The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare either fund's performance.

For Gold Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Gold (retail class) and Class B of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Fidelity Gold (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

For Materials Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Materials (retail class) and Class C of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Fidelity Materials (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively.

Gold Portfolio

The Board stated that the investment performance of Fidelity Gold (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Materials Portfolio

The Board stated that the investment performance of Fidelity Materials (retail class) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. For each fund, the Board reviewed the year-to-date performance of the retail class through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Chemicals Portfolio

Gold Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Materials Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of Chemicals Portfolio's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of the total expenses of each class of Gold Portfolio and Materials Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Chemicals Portfolio's total expenses ranked below its competitive median for 2008.

The Board noted that the total expenses of each class of Gold Portfolio ranked below its competitive median for 2008.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Materials (retail class) of Materials Portfolio ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of Chemicals Portfolio and the total expenses of each class of Gold Portfolio and Materials Portfolio were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Illinois

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Indiana

4729 East 82nd Street
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Indianapolis, IN

Kansas

5400 College Boulevard
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Maine

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Portland, ME

Maryland

7315 Wisconsin Avenue
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610 York Road
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Massachusetts

801 Boylston Street
Boston, MA

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Boston, MA

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44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
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405 Cochituate Road
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551 Boston Turnpike
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Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
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30200 Northwestern Hwy.
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Minnesota

7740 France Avenue South
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Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

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New Jersey

501 Route 73 South
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396 Route 17, North
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530 Broad Street
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New Mexico

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New York

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37 West Jericho Turnpike
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New York, NY

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North Carolina

4611 Sharon Road
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Ohio

3805 Edwards Road
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1324 Polaris Parkway
Columbus, OH

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Oregon

7493 SW Bridgeport Road
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Pennsylvania

600 West DeKalb Pike
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1735 Market Street
Philadelphia, PA

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Rhode Island

10 Memorial Boulevard
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Tennessee

3018 Peoples Street
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Texas

10000 Research Boulevard
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Houston, TX

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Houston, TX

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The Woodlands, TX

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Irving, TX

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Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
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Washington

10500 NE 8th Street
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1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
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Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic) For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELMT-USAN-1009
1.846034.102

Fidelity®
Select Portfolios®
Telecommunications Services Sector

Select Telecommunications Portfolio

Select Wireless Portfolio

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Telecommunications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Wireless	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.27%
Actual		$ 1,000.00	$ 1,317.50	$ 7.42
Hypothetical A		$ 1,000.00	$ 1,018.80	$ 6.46
Class T	1.55%
Actual		$ 1,000.00	$ 1,315.60	$ 9.05
Hypothetical A		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.02%
Actual		$ 1,000.00	$ 1,312.20	$ 11.77
Hypothetical A		$ 1,000.00	$ 1,015.02	$ 10.26
Class C	2.01%
Actual		$ 1,000.00	$ 1,312.60	$ 11.72
Hypothetical A		$ 1,000.00	$ 1,015.07	$ 10.21
Telecommunications	1.02%
Actual		$ 1,000.00	$ 1,319.10	$ 5.96
Hypothetical A		$ 1,000.00	$ 1,020.06	$ 5.19
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,319.70	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	23.5	7.4
Verizon Communications, Inc.	17.4	11.1
American Tower Corp. Class A	4.8	2.9
Sprint Nextel Corp.	4.7	12.7
MTN Group Ltd.	3.0	1.6
Qwest Communications International, Inc.	3.0	4.8
Clearwire Corp. Class A	2.9	0.0
tw telecom, inc.	2.7	3.2
Virgin Media, Inc.	2.5	4.6
Crown Castle International Corp.	2.5	1.2
	67.0
Top Industries (% of fund's net assets)
As of August 31, 2009
Diversified Telecommunication Services	61.9%
Wireless Telecommunication Services	23.7%
Media	9.3%
Communications Equipment	2.1%
Software	1.2%
All Others*	1.8%

As of February 28, 2009
Diversified Telecommunication Services	41.3%
Wireless Telecommunication Services	33.9%
Media	12.2%
Communications Equipment	4.6%
Software	2.5%
All Others*	5.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Telecommunications Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.1%
Communications Equipment - 2.1%
Aruba Networks, Inc. (a)	392	$ 3,571
F5 Networks, Inc. (a)	1,600	55,184
Infinera Corp. (a)	75,300	527,100
Juniper Networks, Inc. (a)	2,100	48,447
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	1,700	40,103
Sandvine Corp. (a)	3,200	3,274
Sonus Networks, Inc. (a)	56,800	119,848
Starent Networks Corp. (a)	243,074	4,919,818
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	5,748
		5,723,093
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	302,778
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	2,875
NetApp, Inc. (a)	700	15,925
Synaptics, Inc. (a)	450	11,601
		30,401
TOTAL COMPUTERS & PERIPHERALS		333,179
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.9%
Alternative Carriers - 7.9%
Cable & Wireless PLC	19,405	46,883
Clearwire Corp. Class A (a)(c)	1,029,741	7,887,816
Cogent Communications Group, Inc. (a)	64,802	625,339
Global Crossing Ltd. (a)	302,586	3,401,067
Iliad Group SA	7,760	795,029
Level 3 Communications, Inc. (a)	1,166,176	1,399,411
PAETEC Holding Corp. (a)	73,600	206,080
tw telecom, inc. (a)	643,057	7,363,003
		21,724,628
Integrated Telecommunication Services - 54.0%
AT&T, Inc.	2,490,019	64,864,994
BT Group PLC	5,351	12,145
Cbeyond, Inc. (a)	175,998	2,527,331
CenturyTel, Inc.	23,290	750,637
China Telecom Corp. Ltd. sponsored ADR (c)	108,400	5,596,692
China Unicom (Hong Kong) Ltd. sponsored ADR	462,600	6,476,400
Cincinnati Bell, Inc. (a)	225,000	749,250
Deutsche Telekom AG (Reg.)	180,481	2,404,770
FairPoint Communications, Inc. (c)	34,149	27,661
Hellenic Telecommunications Organization SA	163	2,501
PT Telkomunikasi Indonesia Tbk Series B	355,900	296,582
Qwest Communications International, Inc. (c)	2,322,989	8,339,531

	Shares	Value
Telecom Italia SpA sponsored ADR (c)	116,926	$ 1,888,355
Telefonica SA	400	10,115
Telefonica SA sponsored ADR	75,100	5,691,078
Telenor ASA (a)	4,400	41,347
Telenor ASA sponsored ADR (a)	35,500	997,550
Telkom SA Ltd.	4,400	24,551
Verizon Communications, Inc.	1,549,124	48,084,809
Vimpel Communications sponsored ADR (a)	1,200	18,528
Windstream Corp.	73,415	629,167
		149,433,994
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		171,158,622
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	13,748
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Google, Inc. Class A (a)	90	41,550
SAVVIS, Inc.	26,799	454,511
		496,061
MEDIA - 9.3%
Cable & Satellite - 9.3%
Cablevision Systems Corp. - NY Group Class A	170,900	3,817,906
Comcast Corp. Class A	378,300	5,795,556
Dish TV India Ltd. (a)	5,888	5,768
Liberty Global, Inc. Class A (a)	92,500	2,024,825
Net Servicos de Comunicacao SA sponsored ADR	132,800	1,402,368
The DIRECTV Group, Inc. (a)(c)	230,609	5,709,879
Virgin Media, Inc.	616,900	7,051,167
		25,807,469
SOFTWARE - 1.2%
Application Software - 1.1%
Gameloft (a)(c)	748,486	3,079,810
Nuance Communications, Inc. (a)	800	9,864
Synchronoss Technologies, Inc. (a)	5,863	62,324
		3,151,998
Home Entertainment Software - 0.1%
Glu Mobile, Inc. (a)	113,614	152,243
TOTAL SOFTWARE		3,304,241
WIRELESS TELECOMMUNICATION SERVICES - 23.7%
Wireless Telecommunication Services - 23.7%
America Movil SAB de CV Series L sponsored ADR	400	18,060
American Tower Corp. Class A (a)	420,300	13,302,495
Centennial Communications Corp. Class A (a)	89,400	676,758
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
China Mobile (Hong Kong) Ltd. sponsored ADR	56,900	$ 2,800,618
Crown Castle International Corp. (a)	254,483	6,835,413
Idea Cellular Ltd. (a)	3,710	6,180
Leap Wireless International, Inc. (a)	25,958	428,047
MetroPCS Communications, Inc. (a)	145,000	1,154,200
MTN Group Ltd.	509,725	8,353,677
NII Holdings, Inc. (a)	185,900	4,407,689
NTELOS Holdings Corp.	632	10,245
NTT DoCoMo, Inc.	906	1,394,743
PT Indosat Tbk	1,600	833
Rogers Communications, Inc. Class B (non-vtg.)	2,200	60,577
SBA Communications Corp. Class A (a)	164,082	3,956,017
Sprint Nextel Corp. (a)	3,561,930	13,036,664
Syniverse Holdings, Inc. (a)	30,468	544,463
Telephone & Data Systems, Inc.	14,940	393,968
Virgin Mobile USA, Inc. Class A (a)	600	2,826
Vivo Participacoes SA sponsored ADR	75,225	1,712,121
Vodafone Group PLC sponsored ADR	296,900	6,448,668
		65,544,262
TOTAL COMMON STOCKS (Cost $324,419,316)		272,380,675
Money Market Funds - 10.7%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	5,021,457	$ 5,021,457
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	24,503,991	24,503,991
TOTAL MONEY MARKET FUNDS (Cost $29,525,448)		29,525,448
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $353,944,764)	301,906,123
NET OTHER ASSETS - (9.2)%	(25,406,266)
NET ASSETS - 100%	$ 276,499,857
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,348
Fidelity Securities Lending Cash Central Fund	90,073
Total	$ 107,421
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,807,469	$ 25,807,469	$ -	$ -
Information Technology	9,870,322	9,870,322	-	-
Telecommunication Services	236,702,884	232,881,111	3,821,773	-
Money Market Funds	29,525,448	29,525,448	-	-
Total Investments in Securities:	$ 301,906,123	$ 298,084,350	$ 3,821,773	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(666)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	666
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (666)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.1%
Hong Kong	3.3%
South Africa	3.0%
United Kingdom	2.3%
Spain	2.0%
China	2.0%
France	1.4%
Bermuda	1.2%
Brazil	1.1%
Others (individually less than 1%)	2.6%
100.0%
Income Tax Information

At February 28, 2009, the fund had a capital loss carryforward of approximately $431,464,468 of which $205,830,514, $161,866,685, $11,764,473 and $52,002,796 will expire on February 28, 2010, February 28, 2011, February 29, 2012 and February 28, 2017, respectively.

The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $16,930,578 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,041,436) - See accompanying schedule: Unaffiliated issuers (cost $324,419,316)	$ 272,380,675
Fidelity Central Funds (cost $29,525,448)	29,525,448
Total Investments (cost $353,944,764)		$ 301,906,123
Receivable for fund shares sold		188,784
Dividends receivable		240,800
Distributions receivable from Fidelity Central Funds		6,073
Prepaid expenses		615
Other receivables		75,370
Total assets		302,417,765

Liabilities
Payable for fund shares redeemed	$ 1,167,357
Accrued management fee	131,426
Distribution fees payable	3,627
Other affiliated payables	89,470
Other payables and accrued expenses	22,037
Collateral on securities loaned, at value	24,503,991
Total liabilities		25,917,908

Net Assets		$ 276,499,857
Net Assets consist of:
Paid in capital		$ 783,623,903
Undistributed net investment income		1,086,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(456,155,758)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(52,054,621)
Net Assets		$ 276,499,857

Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,925,669 ÷ 111,938 shares)	$ 35.07

Maximum offering price per share (100/94.25 of $35.07)	$ 37.21
Class T: Net Asset Value and redemption price per share ($1,665,222 ÷ 47,485 shares)	$ 35.07

Maximum offering price per share (100/96.50 of $35.07)	$ 36.34
Class B: Net Asset Value and offering price per share ($657,790 ÷ 18,772 shares)A	$ 35.04

Class C: Net Asset Value and offering price per share ($1,935,797 ÷ 55,153 shares)A	$ 35.10

Telecommunications: Net Asset Value, offering price and redemption price per share ($267,442,739 ÷ 7,594,438 shares)	$ 35.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($872,640 ÷ 24,778 shares)	$ 35.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,063,024
Interest		21
Income from Fidelity Central Funds		107,421
Total income		4,170,466

Expenses
Management fee	$ 762,351
Transfer agent fees	472,513
Distribution fees	16,621
Accounting and security lending fees	54,114
Custodian fees and expenses	11,256
Independent trustees' compensation	1,066
Registration fees	46,434
Audit	23,748
Legal	2,515
Interest	157
Miscellaneous	2,005
Total expenses before reductions	1,392,780
Expense reductions	(8,770)	1,384,010
Net investment income (loss)		2,786,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,167,132
Foreign currency transactions	2,280
Total net realized gain (loss)		1,169,412
Change in net unrealized appreciation (depreciation) on: Investment securities	65,258,216
Assets and liabilities in foreign currencies	(2,217)
Total change in net unrealized appreciation (depreciation)		65,255,999
Net gain (loss)		66,425,411
Net increase (decrease) in net assets resulting from operations		$ 69,211,867

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,786,456	$ 2,191,887
Net realized gain (loss)	1,169,412	(72,731,263)
Change in net unrealized appreciation (depreciation)	65,255,999	(37,714,452)
Net increase (decrease) in net assets resulting from operations	69,211,867	(108,253,828)
Distributions to shareholders from net investment income	-	(2,892,731)
Distributions to shareholders from net realized gain	(402,567)	(1,435,678)
Total distributions	(402,567)	(4,328,409)
Share transactions - net increase (decrease)	7,918,386	(28,183,681)
Redemption fees	6,437	6,604
Total increase (decrease) in net assets	76,734,123	(140,759,314)

Net Assets
Beginning of period	199,765,734	340,525,048
End of period (including undistributed net investment income of $1,086,333 and distributions in excess of net investment income of $1,700,123, respectively)	$ 276,499,857	$ 199,765,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.66	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.30	.22	.26	- K
Net realized and unrealized gain (loss)	8.16	(15.60)	(8.08)	3.15
Total from investment operations	8.46	(15.38)	(7.82)	3.15
Distributions from net investment income	-	(.35) M	(.51)	-
Distributions from net realized gain	(.05)	(.18) M	-	-
Total distributions	(.05)	(.52) L	(.51)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.07	$ 26.66	$ 42.56	$ 50.89
Total Return B, C, D	31.75%	(36.16)%	(15.55)%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.21%	1.20%	1.23% A
Expenses net of fee waivers, if any	1.27% A	1.21%	1.20%	1.23% A
Expenses net of all reductions	1.27% A	1.21%	1.19%	1.22% A
Net investment income (loss)	1.82% A	.61%	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,926	$ 2,112	$ 2,791	$ 658
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.68	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.26	.12	.12	(.02)
Net realized and unrealized gain (loss)	8.16	(15.56)	(8.07)	3.14
Total from investment operations	8.42	(15.44)	(7.95)	3.12
Distributions from net investment income	-	(.24) M	(.42)	-
Distributions from net realized gain	(.03)	(.13) M	-	-
Total distributions	(.03)	(.37) L	(.42)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.07	$ 26.68	$ 42.49	$ 50.86
Total ReturnB, C, D	31.56%	(36.34)%	(15.78)%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.49%	1.46%	1.54% A
Expenses net of fee waivers, if any	1.55% A	1.49%	1.46%	1.54% A
Expenses net of all reductions	1.55% A	1.48%	1.45%	1.53% A
Net investment income (loss)	1.54% A	.33%	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,665	$ 620	$ 1,270	$ 560
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.71	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	(.05)	(.14)	(.05)
Net realized and unrealized gain (loss)	8.16	(15.49)	(8.04)	3.11
Total from investment operations	8.34	(15.54)	(8.18)	3.06
Distributions from net investment income	-	(.11) M	(.20)	-
Distributions from net realized gain	(.01)	(.06) M	-	-
Total distributions	(.01)	(.17) L	(.20)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.04	$ 26.71	$ 42.42	$ 50.80
Total ReturnB, C, D	31.22%	(36.64)%	(16.18)%	6.41%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.02% A	1.97%	1.95%	2.05% A
Expenses net of fee waivers, if any	2.02% A	1.97%	1.95%	2.05% A
Expenses net of all reductions	2.01% A	1.96%	1.94%	2.05% A
Net investment income (loss)	1.07% A	(.15)%	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 658	$ 363	$ 741	$ 291
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.76	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	(.05)	(.14)	(.07)
Net realized and unrealized gain (loss)	8.18	(15.50)	(8.03)	3.14
Total from investment operations	8.36	(15.55)	(8.17)	3.07
Distributions from net investment income	-	(.07) M	(.22)	-
Distributions from net realized gain	(.02)	(.05) M	-	-
Total distributions	(.02)	(.11) L	(.22)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.10	$ 26.76	$ 42.42	$ 50.81
Total ReturnB, C, D	31.26%	(36.64)%	(16.17)%	6.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.01% A	1.97%	1.95%	2.07% A
Expenses net of fee waivers, if any	2.01% A	1.97%	1.95%	2.07% A
Expenses net of all reductions	2.01% A	1.96%	1.94%	2.06% A
Net investment income (loss)	1.08% A	(.14)%	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,936	$ 371	$ 902	$ 332
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 26.74	$ 42.70	$ 50.91	$ 41.97	$ 34.83	$ 35.79
Income from Investment Operations
Net investment income (loss) E	.34	.30	.43	.61 H	.36	.49 I
Net realized and unrealized gain (loss)	8.19	(15.65)	(8.12)	8.85	7.11	(.96)
Total from investment operations	8.53	(15.35)	(7.69)	9.46	7.47	(.47)
Distributions from net investment income	-	(.41) N	(.52)	(.53)	(.33)	(.49)
Distributions from net realized gain	(.05)	(.20) N	-	-	-	-
Total distributions	(.05)	(.61) M	(.52)	(.53)	(.33)	(.49)
Redemption fees added to paid in capital E	- L	- L	- L	.01	- L	- L
Net asset value, end of period	$ 35.22	$ 26.74	$ 42.70	$ 50.91	$ 41.97	$ 34.83
Total ReturnB, C, D	31.91%	(36.00)%	(15.30)%	22.69%	21.54%	(1.40)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.02% A	.97%	.91%	.99%	1.05%	1.09%
Expenses net of fee waivers, if any	1.02% A	.97%	.90%	.97%	1.05%	1.09%
Expenses net of all reductions	1.01% A	.96%	.90%	.97%	.96%	1.02%
Net investment income (loss)	2.08% A	.85%	.79%	1.34% H	.96%	1.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,443	$ 196,231	$ 334,565	$ 624,427	$ 402,334	$ 333,642
Portfolio turnover rate G	126% A	168%	134%	162%	148%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. I Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. N The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 26.73	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.37	.34	.45	.16
Net realized and unrealized gain (loss)	8.17	(15.67)	(8.09)	3.01
Total from investment operations	8.54	(15.33)	(7.64)	3.17
Distributions from net investment income	-	(.40) L	(.62)	-
Distributions from net realized gain	(.05)	(.20) L	-	-
Total distributions	(.05)	(.59) K	(.62)	-
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 35.22	$ 26.73	$ 42.65	$ 50.91
Total ReturnB, C	31.97%	(35.99)%	(15.23)%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.91%	.83%	.98% A
Expenses net of fee waivers, if any	.89% A	.91%	.83%	.98% A
Expenses net of all reductions	.88% A	.90%	.83%	.97% A
Net investment income (loss)	2.21% A	.91%	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 873	$ 68	$ 256	$ 114
Portfolio turnover rate F	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political, uncertainties, and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. the Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences resulted in distribution reclassifications for the period ended February 28, 2009.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, non-taxable dividends, deferred trustee compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,072,614
Unrealized depreciation	(77,132,020)
Net unrealized appreciation (depreciation)	$ (59,059,406)
Cost for federal income tax purposes	$ 360,965,529

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $180,885,981 and $163,149,847, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,251	$ 178
Class T	.25%	.25%	3,022	327
Class B	.75%	.25%	2,833	2,124
Class C	.75%	.25%	6,515	1,998
			$ 16,621	$ 4,627

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,570
Class T	851
Class B*	2,582
Class C*	143
$ 9,146

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,966.35
Class T	2,314.38
Class B	990.35
Class C	2,239.34
Telecommunications	460,604.35
Institutional Class	400.22
	$ 472,513

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $478 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,365,000.44%		$ 157

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $421 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $90,073.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,710 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $60.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ -	$ 25,664
Class T	-	8,592
Class B	-	2,117
Class C	-	1,365
Telecommunications	-	4,183,665
Institutional Class	-	1,823
Total	$ -	$ 4,223,226
From net realized gain
Class A	$ 4,245	$ 735
Class T	827	357
Class B	139	203
Class C	504	204
Telecommunications	396,621	103,644
Institutional Class	231	40
Total	$ 402,567	$ 105,183

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	60,025	74,621	$ 1,984,384	$ 2,094,308
Reinvestment of distributions	127	895	4,001	24,776
Shares redeemed	(27,426)	(61,881)	(919,910)	(2,346,705)
Net increase (decrease)	32,726	13,635	$ 1,068,475	$ (227,621)
Class T
Shares sold	29,611	9,634	$ 971,351	$ 334,058
Reinvestment of distributions	17	320	549	8,637
Shares redeemed	(5,396)	(16,594)	(170,551)	(641,649)
Net increase (decrease)	24,232	(6,640)	$ 801,349	$ (298,954)
Class B
Shares sold	12,044	4,801	$ 396,107	$ 166,647
Reinvestment of distributions	4	82	130	2,207
Shares redeemed	(6,860)	(8,780)	(218,509)	(330,007)
Net increase (decrease)	5,188	(3,897)	$ 177,728	$ (161,153)
Class C
Shares sold	46,250	5,551	$ 1,535,388	$ 174,242
Reinvestment of distributions	10	51	321	1,354
Shares redeemed	(4,983)	(12,987)	(167,015)	(456,301)
Net increase (decrease)	41,277	(7,385)	$ 1,368,694	$ (280,705)
Telecommunications
Shares sold	2,215,390	1,724,964	$ 68,555,512	$ 54,824,085
Reinvestment of distributions	12,071	146,701	382,273	4,105,779
Shares redeemed	(1,972,268)	(2,367,928)	(65,194,059)	(86,013,313)
Net increase (decrease)	255,193	(496,263)	$ 3,743,726	$ (27,083,449)
Institutional Class
Shares sold	26,332	477	$ 895,782	$ 15,601
Reinvestment of distributions	3	51	98	1,477
Shares redeemed	(4,117)	(3,964)	(137,466)	(148,877)
Net increase (decrease)	22,218	(3,436)	$ 758,414	$ (131,799)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Select Wireless Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.99%	$ 1,000.00	$ 1,367.10	$ 5.91
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.21	$ 5.04

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio/Sector

Select Wireless Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
China Unicom (Hong Kong) Ltd. sponsored ADR	8.2	3.2
Sprint Nextel Corp.	7.8	18.0
QUALCOMM, Inc.	6.5	6.5
Vodafone Group PLC sponsored ADR	5.8	6.9
Motorola, Inc.	5.0	1.0
Research In Motion Ltd.	4.9	5.0
American Tower Corp. Class A	4.8	1.8
Verizon Communications, Inc.	4.6	0.0
Millicom International Cellular SA	3.5	4.6
Nokia Corp. sponsored ADR	3.2	0.9
	54.3
Top Industries (% of fund's net assets)
As of August 31, 2009
Wireless Telecommunication Services	37.5%
Communications Equipment	29.0%
Diversified Telecommunication Services	21.5%
Software	5.4%
Computers & Peripherals	2.6%
All Others*	4.0%

As of February 28, 2009
Wireless Telecommunication Services	59.3%
Communications Equipment	23.8%
Software	5.3%
Diversified Telecommunication Services	3.9%
Media	3.5%
All Others*	4.2%

* Includes short-term investments and net other assets.

Semiannual Report

Select Wireless Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 29.0%
Communications Equipment - 29.0%
Aruba Networks, Inc. (a)(c)	78,884	$ 718,633
Harris Corp.	102,900	3,573,717
Harris Stratex Networks, Inc. Class A (a)	10,532	63,824
Juniper Networks, Inc. (a)	36,800	848,976
Motorola, Inc.	2,469,780	17,733,020
Nokia Corp. sponsored ADR (c)	825,600	11,566,656
Palm, Inc. (a)(c)	223,455	2,978,655
Powerwave Technologies, Inc. (a)	89,500	110,980
QUALCOMM, Inc.	501,250	23,268,025
Research In Motion Ltd. (a)	237,200	17,329,833
Starent Networks Corp. (a)	549,012	11,112,003
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	1,044,100	10,002,478
ZTE Corp. (H Shares)	940,820	4,382,146
		103,688,946
COMPUTERS & PERIPHERALS - 2.6%
Computer Hardware - 2.5%
Apple, Inc. (a)	53,700	9,032,877
Computer Storage & Peripherals - 0.1%
Synaptics, Inc. (a)	15,800	407,324
TOTAL COMPUTERS & PERIPHERALS		9,440,201
DIVERSIFIED TELECOMMUNICATION SERVICES - 21.5%
Alternative Carriers - 2.5%
Clearwire Corp. Class A (a)	1,181,400	9,049,524
Integrated Telecommunication Services - 19.0%
China Telecom Corp. Ltd. sponsored ADR (c)	196,700	10,155,621
China Unicom (Hong Kong) Ltd. sponsored ADR (c)	2,087,500	29,224,999
Deutsche Telekom AG (Reg.)	100	1,332
France Telecom SA (c)	129,900	3,344,688
PT Telkomunikasi Indonesia Tbk Series B	448,000	373,332
Telefonica SA sponsored ADR	32,700	2,478,006
Telenor ASA (a)	1,000	9,397
Telkom SA Ltd.	6,400	35,711
Verizon Communications, Inc.	527,100	16,361,184
Vimpel Communications sponsored ADR (a)(c)	371,600	5,737,504
		67,721,774
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		76,771,298
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Components - 0.4%
Wintek Corp.	1,708,000	1,250,769

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Openwave Systems, Inc. (a)	15,641	$ 43,326
SAVVIS, Inc.	6,200	105,152
		148,478
MEDIA - 1.4%
Cable & Satellite - 1.4%
The DIRECTV Group, Inc. (a)(c)	205,300	5,083,228
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Semiconductors - 1.8%
Atheros Communications, Inc. (a)	87,300	2,412,972
Cree, Inc. (a)	11,500	423,660
Himax Technologies, Inc. sponsored ADR	1,041,600	3,635,184
Marvell Technology Group Ltd. (a)	1,300	19,825
		6,491,641
SOFTWARE - 5.4%
Application Software - 3.7%
Gameloft (a)(c)	2,480,562	10,206,816
Smith Micro Software, Inc. (a)	205,200	2,370,060
Synchronoss Technologies, Inc. (a)	73,500	781,305
		13,358,181
Home Entertainment Software - 1.7%
Glu Mobile, Inc. (a)	223,623	299,655
Nintendo Co. Ltd. ADR	169,700	5,693,435
		5,993,090
TOTAL SOFTWARE		19,351,271
WIRELESS TELECOMMUNICATION SERVICES - 37.5%
Wireless Telecommunication Services - 37.5%
America Movil SAB de CV Series L sponsored ADR	400	18,060
American Tower Corp. Class A (a)	541,492	17,138,222
Crown Castle International Corp. (a)	210,400	5,651,344
Idea Cellular Ltd. (a)	81,905	136,424
KDDI Corp.	611	3,473,232
Leap Wireless International, Inc. (a)	430,850	7,104,717
Millicom International Cellular SA (a)(c)	178,400	12,587,904
MTN Group Ltd.	664,600	10,891,861
NII Holdings, Inc. (a)	263,400	6,245,214
NTELOS Holdings Corp.	51,000	826,710
NTT DoCoMo, Inc.	2,848	4,384,357
Orascom Telecom Holding SAE unit	400	13,240
PT Indosat Tbk	2,700	1,406
SBA Communications Corp. Class A (a)	356,200	8,587,982
Sprint Nextel Corp. (a)	7,607,931	27,845,027
Syniverse Holdings, Inc. (a)	84,700	1,513,589
Telephone & Data Systems, Inc.	81,259	2,142,800
U.S. Cellular Corp. (a)	41,600	1,518,816
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Vivo Participacoes SA sponsored ADR	153,250	$ 3,487,970
Vodafone Group PLC sponsored ADR	947,000	20,568,840
		134,137,715
TOTAL COMMON STOCKS (Cost $364,260,324)		356,363,547
Money Market Funds - 15.1%

Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d) (Cost $54,025,451)	54,025,451	54,025,451
TOTAL INVESTMENT PORTFOLIO - 114.7% (Cost $418,285,775)	410,388,998
NET OTHER ASSETS - (14.7)%	(52,668,233)
NET ASSETS - 100%	$ 357,720,765
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,940
Fidelity Securities Lending Cash Central Fund	289,182
Total	$ 315,122
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gameloft	$ 7,556,319	$ -	$ 8,992,964	$ -	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,083,228	$ 5,083,228	$ -	$ -
Information Technology	140,371,306	140,371,306	-	-
Telecommunication Services	210,909,013	203,178,636	7,730,377	-
Money Market Funds	54,025,451	54,025,451	-	-
Total Investments in Securities:	$ 410,388,998	$ 402,658,621	$ 7,730,377	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	52.2%
Hong Kong	8.2%
United Kingdom	5.8%
Canada	4.9%
China	4.1%
Japan	3.8%
France	3.7%
Luxembourg	3.5%
Finland	3.2%
South Africa	3.0%
Sweden	2.8%
Russia	1.6%
Cayman Islands	1.0%
Brazil	1.0%
Others (individually less than 1%)	1.2%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $56,850,525 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $17,435,526 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,180,298) - See accompanying schedule: Unaffiliated issuers (cost $364,260,324)	$ 356,363,547
Fidelity Central Funds (cost $54,025,451)	54,025,451
Total Investments (cost $418,285,775)		$ 410,388,998
Receivable for investments sold		7,472,626
Receivable for fund shares sold		650,366
Dividends receivable		306,359
Distributions receivable from Fidelity Central Funds		25,532
Prepaid expenses		646
Other receivables		21,165
Total assets		418,865,692

Liabilities
Payable to custodian bank	$ 2,276,998
Payable for investments purchased	1,822,116
Payable for fund shares redeemed	2,703,853
Accrued management fee	177,028
Other affiliated payables	116,393
Other payables and accrued expenses	23,088
Collateral on securities loaned, at value	54,025,451
Total liabilities		61,144,927

Net Assets		$ 357,720,765
Net Assets consist of:
Paid in capital		$ 437,765,393
Undistributed net investment income		2,965,017
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(75,110,026)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(7,899,619)
Net Assets, for 58,920,780 shares outstanding		$ 357,720,765
Net Asset Value, offering price and redemption price per share ($357,720,765 ÷ 58,920,780 shares)		$ 6.07

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,272,114
Interest		243
Income from Fidelity Central Funds (including $289,182 from security lending)		315,122
Total income		4,587,479

Expenses
Management fee	$ 936,211
Transfer agent fees	561,767
Accounting and security lending fees	67,742
Custodian fees and expenses	16,271
Independent trustees' compensation	1,128
Registration fees	28,774
Audit	20,608
Legal	492
Miscellaneous	2,256
Total expenses before reductions	1,635,249
Expense reductions	(12,787)	1,622,462
Net investment income (loss)		2,965,017
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,819,801
Other affiliated issuers	(1,937,930)
Foreign currency transactions	30,083
Total net realized gain (loss)		10,911,954
Change in net unrealized appreciation (depreciation) on: Investment securities	69,542,842
Assets and liabilities in foreign currencies	(2,881)
Total change in net unrealized appreciation (depreciation)		69,539,961
Net gain (loss)		80,451,915
Net increase (decrease) in net assets resulting from operations		$ 83,416,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,965,017	$ 2,385,843
Net realized gain (loss)	10,911,954	(54,284,168)
Change in net unrealized appreciation (depreciation)	69,539,961	(70,651,848)
Net increase (decrease) in net assets resulting from operations	83,416,932	(122,550,173)
Distributions to shareholders from net investment income	-	(2,419,895)
Share transactions Proceeds from sales of shares	194,700,655	54,809,550
Reinvestment of distributions	-	2,321,962
Cost of shares redeemed	(101,534,195)	(185,981,995)
Net increase (decrease) in net assets resulting from share transactions	93,166,460	(128,850,483)
Redemption fees	23,330	18,968
Total increase (decrease) in net assets	176,606,722	(253,801,583)

Net Assets
Beginning of period	181,114,043	434,915,626
End of period (including undistributed net investment income of $2,965,017 and undistributed net investment income of $0, respectively)	$ 357,720,765	$ 181,114,043
Other Information Shares
Sold	35,444,705	9,268,630
Issued in reinvestment of distributions	-	570,468
Redeemed	(17,285,440)	(29,194,679)
Net increase (decrease)	18,159,265	(19,355,581)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 L

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 4.44	$ 7.23	$ 7.13	$ 7.20	$ 5.69	$ 4.85
Income from Investment Operations
Net investment income (loss) E	.05	.05	.03 H	.05 I	- M	(.01)
Net realized and unrealized gain (loss)	1.58	(2.78)	.36 J	.32	1.51	.85
Total from investment operations	1.63	(2.73)	.39	.37	1.51	.84
Distributions from net investment income	-	(.06)	(.03)	-	-	-
Distributions from net realized gain	-	-	(.26)	(.44)	-	-
Total distributions	-	(.06)	(.29)	(.44)	-	-
Redemption fees added to paid in capital E, M	-	-	-	-	-	-
Net asset value, end of period	$ 6.07	$ 4.44	$ 7.23	$ 7.13	$ 7.20	$ 5.69
Total Return B, C, D	36.71%	(37.68)%	4.71%	5.16%	26.54%	17.32%
Ratios to Average Net Assets F, K
Expenses before reductions	.99% A	.95%	.91%	.97%	1.00%	1.04%
Expenses net of fee waivers, if any	.99% A	.95%	.91%	.97%	1.00%	1.04%
Expenses net of all reductions	.98% A	.94%	.91%	.96%	.89%	.97%
Net investment income (loss)	1.79% A	.85%	.32% H	.69% I	.04%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357,721	$ 181,114	$ 434,916	$ 278,371	$ 502,702	$ 372,705
Portfolio turnover rate G	121% A	191%	191%	124%	162%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .19%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .30%. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L For the year ended February 29. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 32,337,363
Unrealized depreciation	(52,293,753)
Net unrealized appreciation (depreciation)	$ (19,956,390)
Cost for federal income tax purposes	$ 430,345,388

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $286,675,093 and $190,346,407, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .34% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,939 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $484 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,589 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $198.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Telecommunications
Select Wireless

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance (Telecommunications Portfolio). The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Telecommunications (retail class) and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Telecommunications (retail class) and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively.

Telecommunications Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Telecommunications (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Investment Performance (Wireless Portfolio). The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a third-party sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a third-party sponsored index ("benchmark").

Semiannual Report

Wireless Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Telecommunications Portfolio

Wireless Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of Telecommunications Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of Wireless Portfolio's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Telecommunications (retail class) of Telecommunications Portfolio ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that Wireless Portfolio's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of Telecommunications Portfolio and the total expenses of Wireless Portfolio were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Automated line for quickest service

SELTS-USAN-1009
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Fidelity®
Select Portfolios® Information Technology Sector

Select Communications Equipment Portfolio

Select Computers Portfolio

Select Electronics Portfolio

Select IT Services Portfolio

Select Software and Computer Services Portfolio

Select Technology Portfolio

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Information Technology Sector
Communications Equipment	<Click Here>
Computers	<Click Here>
Electronics	<Click Here>
IT Services	<Click Here>
Software and Computer Services	<Click Here>
Technology	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund Updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Communications Equipment Portfolio	.99%
Actual		$ 1,000.00	$ 1,703.40	$ 6.75
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 5.04
Computers Portfolio	1.00%
Actual		$ 1,000.00	$ 1,659.60	$ 6.70
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Electronics Portfolio	.96%
Actual		$ 1,000.00	$ 1,752.10	$ 6.66
Hypothetical A		$ 1,000.00	$ 1,020.37	$ 4.89
IT Services Portfolio	1.04%
Actual		$ 1,000.00	$ 1,402.10	$ 6.30
Hypothetical A		$ 1,000.00	$ 1,019.96	$ 5.30
Software and Computer Services Portfolio	.94%
Actual		$ 1,000.00	$ 1,416.00	$ 5.72
Hypothetical A		$ 1,000.00	$ 1,020.47	$ 4.79
Technology Portfolio	.96%
Actual		$ 1,000.00	$ 1,687.80	$ 6.50
Hypothetical A		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Communications Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	17.7	15.9
QUALCOMM, Inc.	8.9	20.5
Juniper Networks, Inc.	4.8	0.0
Starent Networks Corp.	3.5	11.5
Polycom, Inc.	3.2	0.2
Adtran, Inc.	3.2	1.5
F5 Networks, Inc.	2.9	1.6
Motorola, Inc.	2.8	4.4
Tellabs, Inc.	2.7	1.5
Tekelec	2.6	0.2
	52.3
Top Industries (% of fund's net assets)
As of August 31, 2009
Communications Equipment	76.5%
Semiconductors & Semiconductor Equipment	9.9%
Software	5.5%
Internet Software & Services	3.5%
Wireless Telecommunication Services	1.5%
All Others*	3.1%

As of February 28, 2009
Communications Equipment	73.7%
Semiconductors & Semiconductor Equipment	8.3%
Software	6.1%
Wireless Telecommunication Services	3.8%
Media	2.3%
All Others*	5.8%

* Includes short-term investments and net other assets.

Semiannual Report

Select Communications Equipment Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 76.3%
Communications Equipment - 76.3%
3Com Corp. (a)	946,954	$ 4,119,250
Acme Packet, Inc. (a)	591,296	4,824,975
ADC Telecommunications, Inc. (a)	108,500	923,335
Adtran, Inc.	517,000	11,756,580
ADVA AG Optical Networking (a)	355,399	1,085,311
Alcatel-Lucent SA sponsored ADR (a)	1,053,200	3,949,500
Arris Group, Inc. (a)	92,056	1,220,663
Aruba Networks, Inc. (a)(c)	22,349	203,599
AudioCodes Ltd. (a)	345,190	673,121
BigBand Networks, Inc. (a)	419,200	1,630,688
Black Box Corp.	9,800	245,392
Blue Coat Systems, Inc. (a)	265,200	5,200,572
Brocade Communications Systems, Inc. (a)	1,202,191	8,691,841
Ceragon Networks Ltd. (a)	133,100	939,686
Ciena Corp. (a)(c)	470,441	6,303,909
Cisco Systems, Inc. (a)	2,998,431	64,766,107
Cogo Group, Inc. (a)	35,911	193,919
CommScope, Inc. (a)	333,800	8,999,248
Comverse Technology, Inc. (a)	379,610	3,276,034
DragonWave, Inc. (a)(c)	165,600	978,834
Emulex Corp. (a)	208,500	2,020,365
F5 Networks, Inc. (a)	310,300	10,702,247
Finisar Corp. (a)	1,313,163	1,155,583
Harmonic, Inc. (a)	1,189,200	7,848,720
Harris Stratex Networks, Inc. Class A (a)	100,965	611,848
Infinera Corp. (a)	54,774	383,418
JDS Uniphase Corp. (a)	483,487	3,321,556
Juniper Networks, Inc. (a)	760,400	17,542,428
Motorola, Inc.	1,447,300	10,391,614
Oplink Communications, Inc. (a)	83,426	1,157,953
Opnext, Inc. (a)	541,899	1,419,775
Palm, Inc. (a)	32,600	434,558
Polycom, Inc. (a)	503,700	11,882,283
Powerwave Technologies, Inc. (a)	402,961	499,672
QUALCOMM, Inc.	701,932	32,583,683
Riverbed Technology, Inc. (a)	382,300	7,370,744
Sandvine Corp. (a)	840,700	860,208
Sandvine Corp. (U.K.) (a)	1,993,800	2,174,824
ShoreTel, Inc. (a)	114,396	720,695
Sierra Wireless, Inc. (a)	350,900	2,917,221
Sonus Networks, Inc. (a)	725,732	1,531,295
Starent Networks Corp. (a)	632,124	12,794,190
Tekelec (a)	617,400	9,612,918
Tellabs, Inc. (a)	1,542,600	9,780,084
		279,700,446
COMPUTERS & PERIPHERALS - 1.2%
Computer Hardware - 0.0%
Compal Electronics, Inc.	1,249	1,260

	Shares	Value
Computer Storage & Peripherals - 1.2%
Isilon Systems, Inc. (a)	600	$ 3,450
QLogic Corp. (a)	204,700	3,236,307
STEC, Inc. (a)(c)	28,700	1,163,211
		4,402,968
TOTAL COMPUTERS & PERIPHERALS		4,404,228
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Manufacturing Services - 0.5%
Foxconn International Holdings Ltd. (a)	99,000	60,802
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,716	5,788
SMART Modular Technologies (WWH), Inc. (a)	209,484	802,324
Trimble Navigation Ltd. (a)	33,600	855,456
		1,724,370
Technology Distributors - 0.0%
Brightpoint, Inc. (a)	28,382	208,324
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,932,694
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	400	16,092
INTERNET SOFTWARE & SERVICES - 3.5%
Internet Software & Services - 3.5%
comScore, Inc. (a)	8,800	122,408
DivX, Inc. (a)	500	2,610
Equinix, Inc. (a)	500	42,130
NetEase.com, Inc. sponsored ADR (a)	50,200	2,107,898
OpenTable, Inc.	100	2,763
RADVision Ltd. (a)	9,700	87,785
Sina Corp. (a)(c)	119,900	3,597,000
Tencent Holdings Ltd.	463,800	6,899,746
		12,862,340
IT SERVICES - 1.2%
Data Processing & Outsourced Services - 0.1%
NeuStar, Inc. Class A (a)	16,400	380,152
IT Consulting & Other Services - 1.1%
Amdocs Ltd. (a)	134,600	3,273,472
Yucheng Technologies Ltd. (a)	85,100	611,869
		3,885,341
TOTAL IT SERVICES		4,265,493
MEDIA - 0.8%
Advertising - 0.3%
VisionChina Media, Inc. ADR (a)	182,369	1,028,561
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 0.5%
Virgin Media, Inc.	157,550	$ 1,800,797
TOTAL MEDIA		2,829,358
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.9%
Semiconductor Equipment - 1.0%
ASM International NV (NASDAQ) (a)	10,000	183,100
Tessera Technologies, Inc. (a)	134,900	3,390,037
		3,573,137
Semiconductors - 8.9%
Actel Corp. (a)	19,449	211,605
Applied Micro Circuits Corp. (a)	143,550	1,139,787
Cavium Networks, Inc. (a)(c)	356,346	7,237,387
Ceva, Inc. (a)	11,200	97,552
CSR PLC (a)	356,380	2,742,046
Cypress Semiconductor Corp. (a)	32,800	331,936
Exar Corp. (a)	6,701	50,325
Hittite Microwave Corp. (a)	50,700	1,745,094
Ikanos Communications, Inc. (a)	183,615	313,982
Infineon Technologies AG (a)(c)	1,462,084	7,634,502
LSI Corp. (a)	78,000	406,380
Mindspeed Technologies, Inc. (a)	99,926	224,834
Netlogic Microsystems, Inc. (a)	90,584	3,977,543
Omnivision Technologies, Inc. (a)	90,900	1,329,867
ON Semiconductor Corp. (a)	316,257	2,552,194
Pericom Semiconductor Corp. (a)	58,100	500,241
Pixelplus Co. Ltd. ADR (a)	30,925	12,370
PLX Technology, Inc. (a)	48,400	166,012
Standard Microsystems Corp. (a)	55,597	1,294,298
Volterra Semiconductor Corp. (a)	49,300	873,103
		32,841,058
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		36,414,195
SOFTWARE - 5.5%
Application Software - 3.1%
AsiaInfo Holdings, Inc. (a)	45,400	781,788
Citrix Systems, Inc. (a)	54,708	1,951,981
ECtel Ltd. (a)	2,790	2,288
NetScout Systems, Inc. (a)	41,800	479,028
Smith Micro Software, Inc. (a)	349,832	4,040,560
SolarWinds, Inc. (c)	110,400	2,060,064
Synchronoss Technologies, Inc. (a)	69,800	741,974
Taleo Corp. Class A (a)	1,800	32,562
Ulticom, Inc.	647,678	1,392,508
		11,482,753

	Shares	Value
Home Entertainment Software - 0.4%
Ubisoft Entertainment SA (a)	72,400	$ 1,289,195
Systems Software - 2.0%
Allot Communications Ltd. (a)	11,800	44,722
BMC Software, Inc. (a)	19,600	698,740
Opnet Technologies, Inc.	14,100	133,386
TeleCommunication Systems, Inc. Class A (a)	847,003	6,386,403
		7,263,251
TOTAL SOFTWARE		20,035,199
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
Syniverse Holdings, Inc. (a)	307,900	5,502,173
TOTAL COMMON STOCKS (Cost $382,620,469)		367,962,218
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $930,000)	$ 930,000	697,314
Money Market Funds - 6.7%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d) (Cost $24,624,300)	24,624,300	24,624,300
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $408,174,769)		393,283,832
NET OTHER ASSETS - (7.3)%		(26,658,285)
NET ASSETS - 100%		$ 366,625,547
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,719
Fidelity Securities Lending Cash Central Fund	84,392
Total	$ 95,111
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,829,358	$ 2,829,358	$ -	$ -
Health Care	16,092	16,092	-	-
Information Technology	359,614,595	351,980,093	7,634,502	-
Telecommunication Services	5,502,173	5,502,173	-	-
Corporate Bonds	697,314	-	697,314	-
Money Market Funds	24,624,300	24,624,300	-	-
Total Investments in Securities:	$ 393,283,832	$ 384,952,016	$ 8,331,816	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
China	3.5%
Germany	2.4%
Canada	1.9%
United Kingdom	1.6%
France	1.5%
Others (individually less than 1%)	1.3%
100.0%
Income Tax Information

At February 28, 2009, the Fund had a capital loss carryforward of approximately $1,235,260,787 of which $865,500,593, $355,447,951, $5,046,977 and $9,265,266 will expire on February 28, 2010, 2011, February 29, 2016 and February 28, 2017, respectively.

A capital loss carryforward of approximately $101,459,110 was acquired from the Select Networking and Infrastructure Portfolio, of which $83,559,188, $3,347,694, $1,904,449, $8,250,126 and $4,397,653 will expire on February 28, 2010, February 29, 2012, February 28, 2015, February 29, 2016 and February 28, 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $36,767,129 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,565,957) - See accompanying schedule: Unaffiliated issuers (cost $383,550,469)	$ 368,659,532
Fidelity Central Funds (cost $24,624,300)	24,624,300
Total Investments (cost $408,174,769)		$ 393,283,832
Receivable for investments sold		1,786,592
Receivable for fund shares sold		668,448
Dividends receivable		139,791
Interest receivable		769
Distributions receivable from Fidelity Central Funds		9,565
Prepaid expenses		547
Other receivables		701
Total assets		395,890,245

Liabilities
Payable to custodian bank	$ 1,394,169
Payable for investments purchased	955,335
Payable for fund shares redeemed	1,959,094
Accrued management fee	181,351
Other affiliated payables	119,024
Other payables and accrued expenses	31,425
Collateral on securities loaned, at value	24,624,300
Total liabilities		29,264,698

Net Assets		$ 366,625,547
Net Assets consist of:
Paid in capital		$ 1,640,649,753
Undistributed net investment income		1,778,882
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,260,912,151)
Net unrealized appreciation (depreciation) on investments		(14,890,937)
Net Assets, for 20,076,138 shares outstanding		$ 366,625,547
Net Asset Value, offering price and redemption price per share ($366,625,547 ÷ 20,076,138 shares)		$ 18.26

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 469,945
Special dividends		2,520,731
Interest		986
Income from Fidelity Central Funds (including $84,392 from security lending)		95,111
Total income		3,086,773

Expenses
Management fee	$ 748,464
Transfer agent fees	445,210
Accounting and security lending fees	53,457
Custodian fees and expenses	10,461
Independent trustees' compensation	991
Registration fees	21,920
Audit	27,916
Legal	3,407
Interest	272
Miscellaneous	1,319
Total expenses before reductions	1,313,417
Expense reductions	(5,593)	1,307,824
Net investment income (loss)		1,778,949
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,207,062
Investment not meeting investment restrictions	(384)
Foreign currency transactions	2,361
Payment from investment advisor for loss on investment not meeting investment restrictions	384
Total net realized gain (loss)		13,209,423
Change in net unrealized appreciation (depreciation) on: Investment securities		93,295,531
Net gain (loss)		106,504,954
Net increase (decrease) in net assets resulting from operations		$ 108,283,903

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Communications Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,778,949	$ 510,576
Net realized gain (loss)	13,209,423	(47,042,536)
Change in net unrealized appreciation (depreciation)	93,295,531	(61,760,318)
Net increase (decrease) in net assets resulting from operations	108,283,903	(108,292,278)
Distributions to shareholders from net investment income	-	(497,720)
Share transactions Proceeds from sales of shares	153,635,439	90,532,492
Net asset value of shares issued in exchange for the net assets of Select Networking and Infrastructure Portfolio (note 11)	66,583,971	-
Reinvestment of distributions	-	477,121
Cost of shares redeemed	(87,813,520)	(97,531,101)
Net increase (decrease) in net assets resulting from share transactions	132,405,890	(6,521,488)
Redemption fees	17,536	16,560
Total increase (decrease) in net assets	240,707,329	(115,294,926)

Net Assets
Beginning of period	125,918,218	241,213,144
End of period (including undistributed net investment income of $1,778,882 and accumulated net investment loss of $67, respectively)	$ 366,625,547	$ 125,918,218

Other Information Shares
Sold	9,472,945	4,763,695
Issued in exchange for the shares of Select Networking and Infrastructure Portfolio (note 11)	3,975,162	-
Issued in reinvestment of distributions	-	45,106
Redeemed	(5,116,939)	(5,434,215)
Net increase (decrease)	8,331,168	(625,414)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 19.50	$ 20.64	$ 21.67	$ 17.67	$ 20.25
Income from Investment Operations
Net investment income (loss) E	.11 H	.04	(.12)	(.13)	(.09)	(.11)
Net realized and unrealized gain (loss)	7.43	(8.77)	(1.02)	(.90)	4.09	(2.48)
Total from investment operations	7.54	(8.73)	(1.14)	(1.03)	4.00	(2.59)
Distributions from net investment income	-	(.05)	-	-	-	-
Redemption fees added to paid in capital E	- L	- L	- L	- L	- L	.01
Net asset value, end of period	$ 18.26	$ 10.72	$ 19.50	$ 20.64	$ 21.67	$ 17.67
Total Return B,C,D	70.34%	(44.79)%	(5.52)%	(4.75)%	22.64%	(12.74)%
Ratios to Average Net Assets F,I
Expenses before reductions	.99% A	.95%	.93%	1.01%	1.06%	1.07%
Expenses net of fee waivers, if any	.99% A	.95%	.93%	1.01%	1.06%	1.07%
Expenses net of all reductions	.98% A	.94%	.93%	1.00%	.94%	.89%
Net investment income (loss)	1.34% A,H	.25%	(.55)%	(.63)%	(.48)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 366,626	$ 125,918	$ 241,213	$ 321,967	$ 480,127	$ 511,210
Portfolio turnover rate G	139% A,J	120%	39%	122%	167%	226%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.15 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Computers Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	24.4	20.8
Hewlett-Packard Co.	23.9	20.7
Dell, Inc.	5.0	4.6
EMC Corp.	4.5	4.8
International Business Machines Corp.	4.3	8.6
Seagate Technology	2.9	2.9
Micron Technology, Inc.	2.5	0.5
Western Digital Corp.	2.0	1.3
Hutchinson Technology, Inc.	2.0	0.2
Advanced Micro Devices, Inc.	1.6	1.6
	73.1
Top Industries (% of fund's net assets)
As of August 31, 2009
Computers & Peripherals	75.7%
Semiconductors & Semiconductor Equipment	11.4%
Electronic Equipment & Components	4.3%
Software	3.0%
Communications Equipment	2.0%
All Others*	3.6%

As of February 28, 2009
Computers & Peripherals	77.0%
Semiconductors & Semiconductor Equipment	12.4%
Electronic Equipment & Components	3.3%
Software	2.3%
Communications Equipment	1.6%
All Others*	3.4%

* Includes short-term investments and net other assets.

Semiannual Report

Select Computers Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.0%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	77,100	$ 1,778,697
Nokia Corp. sponsored ADR	106,400	1,490,664
Palm, Inc. (a)	249,000	3,319,170
QUALCOMM, Inc.	42,800	1,986,776
		8,575,307
COMPUTERS & PERIPHERALS - 75.7%
Computer Hardware - 59.6%
Apple, Inc. (a)	626,500	105,383,566
Dell, Inc. (a)	1,353,407	21,424,433
Hewlett-Packard Co.	2,295,400	103,040,506
International Business Machines Corp.	158,248	18,681,176
Stratasys, Inc. (a)	45,500	654,745
Sun Microsystems, Inc. (a)	372,125	3,453,320
Wistron Corp.	2,297,601	4,454,176
		257,091,922
Computer Storage & Peripherals - 16.1%
Electronics for Imaging, Inc. (a)	39,024	415,215
EMC Corp. (a)	1,231,678	19,583,680
Hutchinson Technology, Inc. (a)(c)(d)	1,465,631	8,720,504
Intermec, Inc. (a)	88,900	1,264,158
Lexmark International, Inc. Class A (a)	48,500	913,740
NetApp, Inc. (a)	255,700	5,817,175
Netezza Corp. (a)	328,700	3,155,520
SanDisk Corp. (a)	182,900	3,237,330
Seagate Technology	895,900	12,408,215
SIMPLO Technology Co. Ltd.	435,000	1,962,853
Synaptics, Inc. (a)(c)	112,300	2,895,094
Western Digital Corp. (a)	257,184	8,816,268
		69,189,752
TOTAL COMPUTERS & PERIPHERALS		326,281,674
ELECTRONIC EQUIPMENT & COMPONENTS - 4.3%
Technology Distributors - 4.3%
Arrow Electronics, Inc. (a)	69,200	1,912,688
Avnet, Inc. (a)	72,800	1,940,120
Ingram Micro, Inc. Class A (a)	223,000	3,737,480
Insight Enterprises, Inc. (a)	460,300	5,279,641
SYNNEX Corp. (a)	118,600	3,516,490
Tech Data Corp. (a)	60,200	2,293,620
		18,680,039
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
NetEase.com, Inc. sponsored ADR (a)	8,100	340,119
Open Text Corp. (a)	48,500	1,708,533
		2,048,652

	Shares	Value
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Syntel, Inc.	19,262	$ 771,828
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Shin Zu Shing Co. Ltd.	347,962	1,897,878
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.4%
Semiconductor Equipment - 2.5%
ASML Holding NV (NY Shares)	112,500	3,090,375
Cymer, Inc. (a)	58,500	2,058,030
KLA-Tencor Corp.	123,800	3,862,560
Verigy Ltd. (a)	160,900	1,720,021
		10,730,986
Semiconductors - 6.9%
Advanced Micro Devices, Inc. (a)(c)	1,573,900	6,862,204
Altera Corp.	102,600	1,970,946
Avago Technologies Ltd.	5,400	98,280
Intel Corp.	109,800	2,231,136
Micron Technology, Inc. (a)	1,441,500	10,623,855
Taiwan Semiconductor Manufacturing Co. Ltd.	1,926,584	3,465,627
United Microelectronics Corp.	8,288,000	3,399,818
Xilinx, Inc.	50,200	1,116,448
		29,768,314
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		40,499,300
SOFTWARE - 3.0%
Application Software - 1.4%
Citrix Systems, Inc. (a)	55,200	1,969,536
Informatica Corp. (a)	105,700	1,895,201
Salesforce.com, Inc. (a)	400	20,748
TIBCO Software, Inc. (a)	230,800	2,047,196
		5,932,681
Systems Software - 1.6%
BMC Software, Inc. (a)	58,900	2,099,785
Microsoft Corp.	121,600	2,997,440
Red Hat, Inc. (a)	85,200	1,956,192
		7,053,417
TOTAL SOFTWARE		12,986,098
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Trading Companies & Distributors - 1.2%
Samsung C&T Corp.	121,746	5,458,591
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	454,300	1,662,738
TOTAL COMMON STOCKS (Cost $384,458,089)		418,862,105
Convertible Bonds - 2.0%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
Semiconductors - 2.0%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 10,700,000	$ 7,102,660
Xilinx, Inc. 3.125% 3/15/37	1,700,000	1,428,000
TOTAL CONVERTIBLE BONDS (Cost $4,661,747)		8,530,660
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	1,178,053	1,178,053
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	10,275,750	10,275,750
TOTAL MONEY MARKET FUNDS (Cost $11,453,803)		11,453,803
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $400,573,639)		438,846,568
NET OTHER ASSETS - (1.8)%		(7,691,850)
NET ASSETS - 100%		$ 431,154,718
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,932
Fidelity Securities Lending Cash Central Fund	107,485
Total	$ 129,417
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hutchinson Technology, Inc.	$ 466,920	$ 2,547,516	$ 100,401	$ -	$ 8,720,504
Total	$ 466,920	$ 2,547,516	$ 100,401	$ -	$ 8,720,504
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 7,356,469	$ 7,356,469	$ -	$ -
Information Technology	409,842,898	409,842,898	-	-
Telecommunication Services	1,662,738	1,662,738	-	-
Corporate Bonds	8,530,660	-	8,530,660	-
Money Market Funds	11,453,803	11,453,803	-	-
Total Investments in Securities:	$ 438,846,568	$ 430,315,908	$ 8,530,660	$ -
Income Tax Information

At February 28, 2009, the Fund had a capital loss carryforward of approximately $728,481,031 of which $453,006,030, $251,780,199 and $23,694,802 will expire on February 28, 2010, 2011 and 2017, respectively.

The Fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $37,006,431 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,507,800) - See accompanying schedule: Unaffiliated issuers (cost $383,243,021)	$ 418,672,261
Fidelity Central Funds (cost $11,453,803)	11,453,803
Other affiliated issuers (cost $5,876,815)	8,720,504
Total Investments (cost $400,573,639)		$ 438,846,568
Receivable for investments sold		1,173,222
Receivable for fund shares sold		2,646,634
Dividends receivable		199,563
Interest receivable		236,566
Distributions receivable from Fidelity Central Funds		21,742
Prepaid expenses		862
Other receivables		191,265
Total assets		443,316,422

Liabilities
Payable for investments purchased	$ 8,220
Payable for fund shares redeemed	1,544,585
Accrued management fee	194,226
Other affiliated payables	118,414
Other payables and accrued expenses	20,509
Collateral on securities loaned, at value	10,275,750
Total liabilities		12,161,704

Net Assets		$ 431,154,718
Net Assets consist of:
Paid in capital		$ 1,176,422,641
Accumulated net investment loss		(43,150)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(783,454,576)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,229,803
Net Assets, for 11,082,559 shares outstanding		$ 431,154,718
Net Asset Value, offering price and redemption price per share ($431,154,718 ÷ 11,082,559 shares)		$ 38.90

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 860,065
Interest		580,941
Income from Fidelity Central Funds (including $107,485 from security lending)		129,417
Total income		1,570,423

Expenses
Management fee	$ 936,218
Transfer agent fees	564,227
Accounting and security lending fees	65,698
Custodian fees and expenses	13,767
Independent trustees' compensation	1,254
Registration fees	22,109
Audit	36,321
Legal	20,564
Miscellaneous	2,689
Total expenses before reductions	1,662,847
Expense reductions	(19,590)	1,643,257
Net investment income (loss)		(72,834)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,364,433
Other affiliated issuers	(12,136)
Foreign currency transactions	(53,385)
Total net realized gain (loss)		15,298,912
Change in net unrealized appreciation (depreciation) on: Investment securities	146,009,017
Assets and liabilities in foreign currencies	7,918
Total change in net unrealized appreciation (depreciation)		146,016,935
Net gain (loss)		161,315,847
Net increase (decrease) in net assets resulting from operations		$ 161,243,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (72,834)	$ (187,044)
Net realized gain (loss)	15,298,912	(88,261,786)
Change in net unrealized appreciation (depreciation)	146,016,935	(62,424,997)
Net increase (decrease) in net assets resulting from operations	161,243,013	(150,873,827)
Share transactions Proceeds from sales of shares	102,185,840	52,960,888
Cost of shares redeemed	(39,446,570)	(132,192,597)
Net increase (decrease) in net assets resulting from share transactions	62,739,270	(79,231,709)
Redemption fees	9,359	17,677
Total increase (decrease) in net assets	223,991,642	(230,087,859)

Net Assets
Beginning of period	207,163,076	437,250,935
End of period (including accumulated net investment loss of $43,150 and undistributed net investment income of $29,684, respectively)	$ 431,154,718	$ 207,163,076
Other Information Shares
Sold	3,494,903	1,486,599
Redeemed	(1,250,824)	(3,507,997)
Net increase (decrease)	2,244,079	(2,021,398)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 23.44	$ 40.26	$ 39.29	$ 37.55	$ 34.65	$ 37.50
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.12)	(.10)	(.20)	(.21) H
Net realized and unrealized gain (loss)	15.47	(16.80)	1.09	1.83	3.10	(2.64)
Total from investment operations	15.46	(16.82)	.97	1.73	2.90	(2.85)
Redemption fees added to paid in capital E	- K	- K	- K	.01	- K	- K
Net asset value, end of period	$ 38.90	$ 23.44	$ 40.26	$ 39.29	$ 37.55	$ 34.65
Total Return B,C,D	65.96%	(41.78)%	2.47%	4.63%	8.37%	(7.60)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00% A	.92%	.92%	1.02%	1.04%	1.05%
Expenses net of fee waivers, if any	1.00% A	.92%	.92%	1.02%	1.04%	1.05%
Expenses net of all reductions	.99% A	.91%	.91%	1.00%	.98%	.98%
Net investment income (loss)	(.04)% A	(.05)%	(.26)%	(.28)%	(.56)%	(.63)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 431,155	$ 207,163	$ 437,251	$ 460,532	$ 531,707	$ 667,801
Portfolio turnover rate G	318% A	183%	234%	214%	112%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Electronics Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	24.0	22.5
Texas Instruments, Inc.	8.8	9.6
Applied Materials, Inc.	5.3	7.1
Micron Technology, Inc.	3.6	1.3
Marvell Technology Group Ltd.	3.6	3.3
Atmel Corp.	2.3	2.5
National Semiconductor Corp.	2.1	2.6
Fairchild Semiconductor International, Inc.	2.1	0.9
NVIDIA Corp.	1.9	2.3
Analog Devices, Inc.	1.8	2.2
	55.5
Top Industries (% of fund's net assets)
As of August 31, 2009
Semiconductors & Semiconductor Equipment	87.5%
Electronic Equipment & Components	4.0%
Computers & Peripherals	2.9%
Communications Equipment	1.9%
Software	0.6%
All Others*	3.1%

As of February 28, 2009
Semiconductors & Semiconductor Equipment	87.0%
Electronic Equipment & Components	4.0%
Communications Equipment	2.6%
Computers & Peripherals	1.1%
Electrical Equipment	0.9%
All Others*	4.4%

* Includes short-term investments and net other assets.

Semiannual Report

Select Electronics Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.6%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	70,200	$ 1,516,320
QUALCOMM, Inc.	337,300	15,657,466
		17,173,786
COMPUTERS & PERIPHERALS - 2.9%
Computer Hardware - 1.5%
Dell, Inc. (a)	535,930	8,483,772
Hewlett-Packard Co.	171,500	7,698,635
		16,182,407
Computer Storage & Peripherals - 1.4%
SanDisk Corp. (a)	294,300	5,209,110
Seagate Technology	655,300	9,075,905
Western Digital Corp. (a)	38,500	1,319,780
		15,604,795
TOTAL COMPUTERS & PERIPHERALS		31,787,202
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Motech Industries, Inc.	1	3
SunPower Corp. Class B (a)	140,000	2,994,600
		2,994,603
ELECTRONIC EQUIPMENT & COMPONENTS - 3.8%
Electronic Components - 0.7%
Everlight Electronics Co. Ltd.	1,004,993	2,778,923
Vishay Intertechnology, Inc. (a)	581,800	4,695,126
		7,474,049
Electronic Manufacturing Services - 1.8%
DDi Corp. (a)	357,556	1,451,677
Flextronics International Ltd. (a)	1,780,293	10,557,137
Jabil Circuit, Inc.	418,696	4,584,721
Tyco Electronics Ltd.	126,000	2,875,320
		19,468,855
Technology Distributors - 1.3%
Arrow Electronics, Inc. (a)	125,600	3,471,584
Avnet, Inc. (a)	421,879	11,243,075
		14,714,659
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		41,657,563
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Harman International Industries, Inc.	119,700	3,589,803
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	30,800	1,379,840

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	$ 91,127
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)(c)	200,000	226,567
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 85.1%
Semiconductor Equipment - 17.1%
Advanced Energy Industries, Inc. (a)	14,100	147,486
Aixtron AG	224,800	4,412,229
Amkor Technology, Inc. (a)(c)	3,428,030	18,991,286
Applied Materials, Inc.	4,448,800	58,635,184
ASML Holding NV (NY Shares)	482,200	13,246,034
ATMI, Inc. (a)	105,700	1,795,843
Brooks Automation, Inc. (a)	26,400	171,600
Cabot Microelectronics Corp. (a)	11,300	390,415
Cohu, Inc.	9,700	115,139
Cymer, Inc. (a)	299,071	10,521,318
Entegris, Inc. (a)	45,200	180,800
FEI Co. (a)	15,400	364,364
FormFactor, Inc. (a)	372,900	8,181,426
KLA-Tencor Corp.	218,300	6,810,960
Kulicke & Soffa Industries, Inc. (a)	925,735	4,869,366
Lam Research Corp. (a)	599,500	18,404,650
LTX-Credence Corp. (a)	77,100	77,100
Mattson Technology, Inc. (a)	1,261,430	2,081,360
MEMC Electronic Materials, Inc. (a)	966,354	15,413,346
MKS Instruments, Inc. (a)	94,905	1,749,099
Teradyne, Inc. (a)	191,800	1,582,350
Tessera Technologies, Inc. (a)	20,100	505,113
Ultratech, Inc. (a)	10,300	111,549
Varian Semiconductor Equipment Associates, Inc. (a)	428,800	13,108,416
Veeco Instruments, Inc. (a)	12,100	259,908
Verigy Ltd. (a)	488,000	5,216,720
		187,343,061
Semiconductors - 68.0%
Actel Corp. (a)	10,400	113,152
Advanced Analogic Technologies, Inc. (a)	527,770	2,380,243
Advanced Micro Devices, Inc. (a)(c)	725,700	3,164,052
Altera Corp.	462,062	8,876,211
Analog Devices, Inc.	699,600	19,763,700
Applied Micro Circuits Corp. (a)	169,872	1,348,784
ARM Holdings PLC sponsored ADR	1,111,600	7,058,660
Atheros Communications, Inc. (a)	69,600	1,923,744
Atmel Corp. (a)	6,210,300	25,648,539
Avago Technologies Ltd.	452,300	8,231,860
Broadcom Corp. Class A (a)	574,500	16,344,525
California Micro Devices Corp. (a)	529,974	1,531,625
Chartered Semiconductor Manufacturing Ltd. (a)	293,500	484,737
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Chartered Semiconductor Manufacturing Ltd. ADR (a)	206,962	$ 3,466,614
Cirrus Logic, Inc. (a)	169,091	838,691
Cree, Inc. (a)	29,600	1,090,464
Cypress Semiconductor Corp. (a)	431,800	4,369,816
Diodes, Inc. (a)	12,200	247,294
DSP Group, Inc. (a)	12,100	95,590
Exar Corp. (a)	15,000	112,650
Fairchild Semiconductor International, Inc. (a)	2,267,750	22,813,565
Global Unichip Corp.	407,971	1,797,502
Himax Technologies, Inc. sponsored ADR	1,014,200	3,539,558
Infineon Technologies AG (a)	3,682,988	19,231,301
Inotera Memories, Inc. (a)	4,042,000	2,272,167
Intel Corp.	12,946,400	263,070,848
International Rectifier Corp. (a)	633,547	11,891,677
Intersil Corp. Class A	244,700	3,621,560
Linear Technology Corp.	200,300	5,321,971
Marvell Technology Group Ltd. (a)	2,557,000	38,994,250
Maxim Integrated Products, Inc.	155,000	2,910,900
Microchip Technology, Inc. (c)	236,300	6,273,765
Micron Technology, Inc. (a)	5,327,423	39,263,108
Microsemi Corp. (a)	820,058	11,571,018
Monolithic Power Systems, Inc. (a)	69,300	1,561,329
National Semiconductor Corp.	1,533,100	23,257,127
Netlogic Microsystems, Inc. (a)	7,500	329,325
NVIDIA Corp. (a)	1,459,250	21,188,310
O2Micro International Ltd. sponsored ADR (a)	200,600	1,035,096
Omnivision Technologies, Inc. (a)	76,800	1,123,584
ON Semiconductor Corp. (a)	2,046,041	16,511,551
PMC-Sierra, Inc. (a)	405,900	3,685,572
Rambus, Inc. (a)	38,800	741,080
Samsung Electronics Co. Ltd.	10,630	6,561,837
Semiconductor Manufacturing International Corp. sponsored ADR (a)	506,200	1,265,500
Semtech Corp. (a)	27,800	507,906
Sigma Designs, Inc. (a)(c)	10,800	152,604
Silicon Image, Inc. (a)	362,045	1,100,617
Silicon Laboratories, Inc. (a)	19,600	882,784
Silicon Storage Technology, Inc. (a)	39,300	71,919
Standard Microsystems Corp. (a)	188,000	4,376,640
STATS ChipPAC Ltd. (a)	5,269,000	2,943,371
STMicroelectronics NV (NY Shares)	97,700	846,082
Supertex, Inc. (a)	4,800	124,032
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	411,233	4,400,193
Texas Instruments, Inc.	3,921,300	96,424,767
Volterra Semiconductor Corp. (a)	17,300	306,383

	Shares	Value
Xilinx, Inc.	798,800	$ 17,765,312
Zoran Corp. (a)	22,200	245,310
		747,072,372
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		934,415,433
SOFTWARE - 0.6%
Application Software - 0.1%
Synopsys, Inc. (a)	43,153	916,138
Home Entertainment Software - 0.1%
Electronic Arts, Inc. (a)	74,700	1,361,034
Nintendo Co. Ltd.	200	54,199
		1,415,233
Systems Software - 0.4%
Symantec Corp. (a)	250,286	3,784,324
TOTAL SOFTWARE		6,115,695
TOTAL COMMON STOCKS (Cost $1,115,114,817)		1,039,431,619
Corporate Bonds - 2.9%
	Principal Amount
Convertible Bonds - 2.0%
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Lucent Technologies, Inc. 2.875% 6/15/25	$ 3,660,000	2,927,890
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	470,000	526,588
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Manufacturing Services - 0.2%
TTM Technologies, Inc. 3.25% 5/15/15	2,300,000	2,062,870
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14 (d)	610,000	1,221,403
Semiconductors - 1.4%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	1,000,000	803,750
6% 5/1/15	17,270,000	11,463,826
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Micron Technology, Inc. 4.25% 10/15/13	$ 290,000	$ 471,975
Xilinx, Inc. 3.125% 3/15/37	2,790,000	2,343,600
		15,083,151
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		16,304,554
TOTAL CONVERTIBLE BONDS		21,821,902
Nonconvertible Bonds - 0.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
Semiconductors - 0.9%
Avago Technologies Finance Ltd.:
10.125% 12/1/13	500,000	522,500
11.875% 12/1/15	1,500,000	1,608,750
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (e)	5,642,812	3,123,884
10.125% 12/15/16	4,000,000	2,220,000
NXP BV:
7.875% 10/15/14	1,995,000	1,356,600
9.5% 10/15/15	2,000,000	1,020,000
		9,851,734
TOTAL CORPORATE BONDS (Cost $19,318,595)		31,673,636
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (f)	23,988,873	23,988,873
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(f)	22,326,050	22,326,050
TOTAL MONEY MARKET FUNDS (Cost $46,314,923)		46,314,923
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,180,748,335)		1,117,420,178
NET OTHER ASSETS - (1.8)%		(19,272,088)
NET ASSETS - 100%		$ 1,098,148,090
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,221,403 or 0.1% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,284
Fidelity Securities Lending Cash Central Fund	71,143
Total	$ 113,427
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,589,803	$ 3,589,803	$ -	$ -
Health Care	91,127	-	91,127	-
Industrials	2,994,603	2,994,603	-	-
Information Technology	1,032,529,519	1,013,244,019	19,285,500	-
Materials	226,567	226,567	-	-
Corporate Bonds	31,673,636	-	31,673,636	-
Money Market Funds	46,314,923	46,314,923	-	-
Total Investments in Securities:	$ 1,117,420,178	$ 1,066,369,915	$ 51,050,263	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.9%
Bermuda	3.6%
Singapore	2.9%
Germany	2.2%
Netherlands	1.5%
Cayman Islands	1.3%
Taiwan	1.1%
Others (individually less than 1%)	1.5%
100.0%
Income Tax Information

At February 28, 2009, the Fund had a capital loss carryforward of approximately $2,645,400,056 of which $804,312,747, $1,514,779,921, $67,503,898 and $258,803,490 will expire on February 28, 2010, 2011, February 29, 2012 and February 28, 2017, respectively.

The Fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $163,607,371 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,699,758) - See accompanying schedule: Unaffiliated issuers (cost $1,134,433,412)	$ 1,071,105,255
Fidelity Central Funds (cost $46,314,923)	46,314,923
Total Investments (cost $1,180,748,335)		$ 1,117,420,178
Receivable for investments sold		7,613,647
Receivable for fund shares sold		4,056,236
Dividends receivable		2,424,056
Interest receivable		812,486
Distributions receivable from Fidelity Central Funds		15,637
Prepaid expenses		2,498
Other receivables		29,185
Total assets		1,132,373,923

Liabilities
Payable to custodian bank	$ 29
Payable for investments purchased	9,676,733
Payable for fund shares redeemed	1,400,307
Accrued management fee	487,445
Other affiliated payables	279,878
Other payables and accrued expenses	55,391
Collateral on securities loaned, at value	22,326,050
Total liabilities		34,225,833

Net Assets		$ 1,098,148,090
Net Assets consist of:
Paid in capital		$ 3,997,596,959
Undistributed net investment income		6,221,356
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,842,341,662)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(63,328,563)
Net Assets, for 29,745,010 shares outstanding		$ 1,098,148,090
Net Asset Value, offering price and redemption price per share ($1,098,148,090 ÷ 29,745,010 shares)		$ 36.92

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 6,818,151
Interest		2,903,547
Income from Fidelity Central Funds (including $71,143 from security lending)		113,427
Total income		9,835,125

Expenses
Management fee	$ 2,284,205
Transfer agent fees	1,349,483
Accounting and security lending fees	158,756
Custodian fees and expenses	39,799
Independent trustees' compensation	3,093
Appreciation in deferred trustee compensation account	50
Registration fees	28,337
Audit	22,560
Legal	3,203
Miscellaneous	7,668
Total expenses before reductions	3,897,154
Expense reductions	(4,894)	3,892,260
Net investment income (loss)		5,942,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,458,982)
Foreign currency transactions	33,192
Total net realized gain (loss)		(3,425,790)
Change in net unrealized appreciation (depreciation) on: Investment securities	429,865,429
Assets and liabilities in foreign currencies	25,145
Total change in net unrealized appreciation (depreciation)		429,890,574
Net gain (loss)		426,464,784
Net increase (decrease) in net assets resulting from operations		$ 432,407,649

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Electronics Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,942,865	$ 10,153,348
Net realized gain (loss)	(3,425,790)	(338,107,375)
Change in net unrealized appreciation (depreciation)	429,890,574	(139,562,154)
Net increase (decrease) in net assets resulting from operations	432,407,649	(467,516,181)
Distributions to shareholders from net investment income	(2,038,038)	(5,135,720)
Share transactions Proceeds from sales of shares	196,305,338	85,955,651
Reinvestment of distributions	1,936,319	4,870,280
Cost of shares redeemed	(93,940,672)	(256,580,265)
Net increase (decrease) in net assets resulting from share transactions	104,300,985	(165,754,334)
Redemption fees	24,051	35,043
Total increase (decrease) in net assets	534,694,647	(638,371,192)

Net Assets
Beginning of period	563,453,443	1,201,824,635
End of period (including undistributed net investment income of $6,221,356 and undistributed net investment income of $2,316,529, respectively)	$ 1,098,148,090	$ 563,453,443
Other Information Shares
Sold	6,233,231	2,625,746
Issued in reinvestment of distributions	70,927	236,536
Redeemed	(3,226,277)	(8,528,536)
Net increase (decrease)	3,077,881	(5,666,254)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 21.13	$ 37.17	$ 46.14	$ 46.60	$ 38.93	$ 43.67
Income from Investment Operations
Net investment income (loss) E	.22	.34	.17	.05	(.07)	(.17)
Net realized and unrealized gain (loss)	15.65	(16.19)	(8.85)	(.48)	7.73	(4.58)
Total from investment operations	15.87	(15.85)	(8.68)	(.43)	7.66	(4.75)
Distributions from net investment income	(.08)	(.19)	(.17)	(.03)	-	-
Distributions from net realized gain	-	-	(.12)	-	-	-
Total distributions	(.08)	(.19)	(.29)	(.03)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 36.92	$ 21.13	$ 37.17	$ 46.14	$ 46.60	$ 38.93
Total Return B,C,D	75.21%	(42.63)%	(18.95)%	(.92)%	19.70%	(10.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.89%	.87%	.91%	.95%	.96%
Expenses net of fee waivers, if any	.96% A	.89%	.87%	.91%	.95%	.96%
Expenses net of all reductions	.96% A	.88%	.86%	.89%	.88%	.89%
Net investment income (loss)	1.47% A	1.05%	.36%	.11%	(.17)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,098,148	$ 563,453	$ 1,201,825	$ 1,944,223	$ 2,840,570	$ 2,797,324
Portfolio turnover rate G	52% A	91%	87%	97%	80%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select IT Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	18.2	15.2
Accenture Ltd. Class A	10.5	11.4
Affiliated Computer Services, Inc. Class A	7.0	4.6
Alliance Data Systems Corp.	5.9	3.4
Cognizant Technology Solutions Corp. Class A	5.6	4.5
Fidelity National Information Services, Inc.	5.0	3.2
MasterCard, Inc. Class A	4.9	12.3
Metavante Technologies, Inc.	4.8	3.0
Automatic Data Processing, Inc.	3.9	4.4
Hewitt Associates, Inc. Class A	3.8	0.0
	69.6
Top Industries (% of fund's net assets)
As of August 31, 2009
IT Services	95.3%
Software	2.9%
Internet Software & Services	1.1%
Wireless Telecommunication Services	0.4%
All Others*	0.3%

As of February 28, 2009
IT Services	97.9%
All Others*	2.1%

* Includes short-term investments and net other assets.

Semiannual Report

Select IT Services Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
j2 Global Communications, Inc. (a)	36,800	$ 786,416
IT SERVICES - 95.3%
Data Processing & Outsourced Services - 71.1%
Affiliated Computer Services, Inc. Class A (a)	110,500	4,950,400
Alliance Data Systems Corp. (a)(c)	75,148	4,175,223
Automatic Data Processing, Inc.	72,400	2,776,540
Cass Information Systems, Inc.	2,200	68,684
Convergys Corp. (a)	79,500	861,780
CSG Systems International, Inc. (a)	13,100	197,417
CyberSource Corp. (a)	26,501	406,790
DST Systems, Inc. (a)	12,700	581,787
Euronet Worldwide, Inc. (a)	17,300	408,626
ExlService Holdings, Inc. (a)	40,000	480,000
Fidelity National Information Services, Inc.	143,300	3,519,448
Fiserv, Inc. (a)	25,800	1,244,850
Global Cash Access Holdings, Inc. (a)	13,800	100,050
Global Payments, Inc.	27,200	1,154,368
Heartland Payment Systems, Inc.	7,200	90,072
Hewitt Associates, Inc. Class A (a)	74,600	2,687,092
infoGROUP, Inc. (a)	13,100	80,827
MasterCard, Inc. Class A	17,015	3,447,749
Metavante Technologies, Inc. (a)	108,900	3,431,439
NeuStar, Inc. Class A (a)	50,100	1,161,318
Teletech Holdings, Inc. (a)	14,900	254,194
The Western Union Co.	68,800	1,241,152
TNS, Inc. (a)	60,100	1,560,196
VeriFone Holdings, Inc. (a)	67,900	783,566
Visa, Inc. Class A (c)	181,312	12,891,284
WNS Holdings Ltd. sponsored ADR (a)(c)	50,000	750,500
Wright Express Corp. (a)	36,600	1,153,632
		50,458,984
IT Consulting & Other Services - 24.2%
Accenture Ltd. Class A	225,300	7,434,900
Acxiom Corp.	20,600	187,872
CACI International, Inc. Class A (a)	9,000	413,640
China Information Security Technology, Inc. (a)	7,800	30,030
Ciber, Inc. (a)	34,500	134,550
Cognizant Technology Solutions Corp. Class A (a)	113,616	3,962,926
iGate Corp.	6,900	45,954
Integral Systems, Inc. (a)	5,000	31,350
ManTech International Corp. Class A (a)	8,000	422,720
Maximus, Inc.	5,800	241,570

	Shares	Value
NCI, Inc. Class A (a)	2,200	$ 64,570
Ness Technologies, Inc. (a)	264,400	1,596,976
Perot Systems Corp. Class A (a)	26,900	447,885
RightNow Technologies, Inc. (a)	6,400	80,512
SAIC, Inc. (a)	32,700	604,623
Sapient Corp. (a)	35,800	262,414
SRA International, Inc. Class A (a)	13,400	266,258
Unisys Corp. (a)	127,200	310,368
Yucheng Technologies Ltd. (a)	87,700	630,563
		17,169,681
TOTAL IT SERVICES		67,628,665
SOFTWARE - 2.9%
Application Software - 2.9%
Longtop Financial Technologies Ltd. ADR (a)	39,150	967,005
VanceInfo Technologies, Inc. ADR (a)	77,200	1,055,324
		2,022,329
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc. (a)	17,700	316,299
TOTAL COMMON STOCKS (Cost $65,365,298)		70,753,709
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 0.33% (d)	1,307,110	1,307,110
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	5,246,687	5,246,687
TOTAL MONEY MARKET FUNDS (Cost $6,553,797)		6,553,797
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $71,919,095)	77,307,506
NET OTHER ASSETS - (9.0)%	(6,363,497)
NET ASSETS - 100%	$ 70,944,009
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,335
Fidelity Securities Lending Cash Central Fund	24,442
Total	$ 27,777
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.6%
Bermuda	10.5%
Cayman Islands	2.9%
United Kingdom	1.1%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At February 28, 2009, the Fund had a capital loss carryforward of approximately $8,723,192 all of which will expire on February 28, 2017.
The Fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $9,120,573 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,052,132) - See accompanying schedule: Unaffiliated issuers (cost $65,365,298)	$ 70,753,709
Fidelity Central Funds (cost $6,553,797)	6,553,797
Total Investments (cost $71,919,095)		$ 77,307,506
Receivable for investments sold		196,651
Receivable for fund shares sold		67,397
Dividends receivable		19,110
Distributions receivable from Fidelity Central Funds		4,872
Prepaid expenses		190
Other receivables		9,116
Total assets		77,604,842

Liabilities
Payable for investments purchased	$ 871,832
Payable for fund shares redeemed	472,491
Accrued management fee	33,265
Other affiliated payables	18,821
Other payables and accrued expenses	17,737
Collateral on securities loaned, at value	5,246,687
Total liabilities		6,660,833

Net Assets		$ 70,944,009
Net Assets consist of:
Paid in capital		$ 80,683,706
Accumulated net investment loss		(168,620)
Accumulated undistributed net realized gain (loss) on investments		(14,957,962)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,386,885
Net Assets, for 4,764,907 shares outstanding		$ 70,944,009
Net Asset Value, offering price and redemption price per share ($70,944,009 ÷ 4,764,907 shares)		$ 14.89

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 126,543
Income from Fidelity Central Funds (including $24,442 from security lending)		27,777
Total income		154,320

Expenses
Management fee	$ 175,899
Transfer agent fees	103,099
Accounting and security lending fees	12,611
Custodian fees and expenses	3,869
Independent trustees' compensation	225
Registration fees	8,934
Audit	17,796
Legal	101
Miscellaneous	406
Total expenses		322,940
Net investment income (loss)		(168,620)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,525,446
Change in net unrealized appreciation (depreciation) on: Investment securities	15,791,240
Assets and liabilities in foreign currencies	414
Total change in net unrealized appreciation (depreciation)		15,791,654
Net gain (loss)		20,317,100
Net increase (decrease) in net assets resulting from operations		$ 20,148,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (168,620)	$ (78,729)
Net realized gain (loss)	4,525,446	(17,667,815)
Change in net unrealized appreciation (depreciation)	15,791,654	(8,351,839)
Net increase (decrease) in net assets resulting from operations	20,148,480	(26,098,383)
Share transactions Proceeds from sales of shares	21,961,810	94,940,325
Cost of shares redeemed	(19,206,560)	(59,676,679)
Net increase (decrease) in net assets resulting from share transactions	2,755,250	35,263,646
Redemption fees	1,724	30,945
Total increase (decrease) in net assets	22,905,454	9,196,208

Net Assets
Beginning of period	48,038,555	38,842,347
End of period (including accumulated net investment loss of $168,620 and $0, respectively)	$ 70,944,009	$ 48,038,555
Other Information Shares
Sold	1,778,132	6,271,982
Redeemed	(1,537,741)	(4,378,124)
Net increase (decrease)	240,391	1,893,858

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 14.77	$ 17.40	$ 17.43	$ 15.50	$ 14.14
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.06)	(.07)	(.03) H	(.10) I
Net realized and unrealized gain (loss)	4.30	(4.14)	(.25)	1.73	2.59	1.70
Total from investment operations	4.27	(4.16)	(.31)	1.66	2.56	1.60
Distributions from net realized gain	-	-	(2.32)	(1.70)	(.63)	(.24)
Redemption fees added to paid in capital E	- L	.01	- L	.01	- L	- L
Net asset value, end of period	$ 14.89	$ 10.62	$ 14.77	$ 17.40	$ 17.43	$ 15.50
Total Return B, C, D	40.21%	(28.10)%	(2.94)%	10.11%	17.14%	11.26%
Ratios to Average Net Assets F, J
Expenses before reductions	1.04% A	1.00%	1.06%	1.19%	1.22%	1.24%
Expenses net of fee waivers, if any	1.04% A	1.00%	1.06%	1.16%	1.22%	1.23%
Expenses net of all reductions	1.04% A	1.00%	1.06%	1.15%	1.18%	1.21%
Net investment income (loss)	(.54)% A	(.14)%	(.32)%	(.42)%	(.17)% H	(.66)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,944	$ 48,039	$ 38,842	$ 34,104	$ 39,392	$ 37,165
Portfolio turnover rate G	153% A	140%	212%	200%	73%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Software and Computer Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	25.0	13.0
Google, Inc. Class A	13.7	13.6
Oracle Corp.	9.8	11.7
Visa, Inc. Class A	3.9	5.9
Adobe Systems, Inc.	3.8	0.0
Cognizant Technology Solutions Corp. Class A	3.8	4.4
BMC Software, Inc.	3.7	2.1
eBay, Inc.	3.2	1.1
Accenture Ltd. Class A	2.4	1.9
McAfee, Inc.	2.3	1.2
	71.6
Top Industries (% of fund's net assets)
As of August 31, 2009
Software	62.5%
Internet Software & Services	18.6%
IT Services	18.5%
Specialty Retail	0.2%
Media	0.1%
All Others*	0.1%

As of February 28, 2009
Software	41.3%
IT Services	25.6%
Internet Software & Services	15.5%
Professional Services	0.9%
Diversified Consumer Services	0.7%
All Others*	16.0%

* Includes short-term investments and net other assets.

Semiannual Report

Select Software and Computer Services Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
HLTH Corp. (a)	500	$ 7,255
INTERNET SOFTWARE & SERVICES - 18.6%
Internet Software & Services - 18.6%
Baidu.com, Inc. sponsored ADR (a)	5,500	1,815,330
eBay, Inc. (a)	1,058,900	23,444,046
Google, Inc. Class A (a)	217,700	100,505,559
Omniture, Inc. (a)	68,500	980,235
Open Text Corp. (a)	119,000	4,192,070
Sina Corp. (a)	45,900	1,377,000
Yahoo!, Inc. (a)	293,500	4,288,035
		136,602,275
IT SERVICES - 18.5%
Data Processing & Outsourced Services - 12.3%
Affiliated Computer Services, Inc. Class A (a)	207,600	9,300,480
Alliance Data Systems Corp. (a)	54,600	3,033,576
Automatic Data Processing, Inc.	244,700	9,384,245
Fidelity National Information Services, Inc.	604,200	14,839,152
Genpact Ltd. (a)	5,600	70,728
Lender Processing Services, Inc.	91,248	3,127,981
MasterCard, Inc. Class A	69,400	14,062,522
The Western Union Co.	200	3,608
Visa, Inc. Class A	404,100	28,731,510
WNS Holdings Ltd. sponsored ADR (a)	494,331	7,419,908
		89,973,710
IT Consulting & Other Services - 6.2%
Accenture Ltd. Class A	538,900	17,783,700
Cognizant Technology Solutions Corp. Class A (a)	796,900	27,795,872
Infosys Technologies Ltd. sponsored ADR	1,400	60,522
Patni Computer Systems Ltd. sponsored ADR	900	15,453
		45,655,547
TOTAL IT SERVICES		135,629,257
MEDIA - 0.1%
Advertising - 0.1%
VisionChina Media, Inc. ADR (a)	180,900	1,020,276
SOFTWARE - 62.5%
Application Software - 13.0%
Adobe Systems, Inc. (a)	890,100	27,966,942
ANSYS, Inc. (a)	73,700	2,589,818
Autodesk, Inc. (a)	27,000	632,610
Autonomy Corp. PLC (a)	25,477	539,627
Blackboard, Inc. (a)	94,000	3,234,540
Citrix Systems, Inc. (a)	420,500	15,003,440
EPIQ Systems, Inc. (a)	1,900	28,481
Informatica Corp. (a)	366,700	6,574,931

	Shares	Value
Mentor Graphics Corp. (a)	457,700	$ 4,041,491
Nuance Communications, Inc. (a)	866,100	10,679,013
Parametric Technology Corp. (a)	138,100	1,836,730
Quest Software, Inc. (a)	59,414	979,737
Synopsys, Inc. (a)	292,200	6,203,406
Taleo Corp. Class A (a)	321,000	5,806,890
TIBCO Software, Inc. (a)	1,008,500	8,945,395
		95,063,051
Home Entertainment Software - 2.6%
Activision Blizzard, Inc. (a)	758,500	8,806,185
Electronic Arts, Inc. (a)	152,900	2,785,838
Take-Two Interactive Software, Inc. (c)	723,600	7,597,800
		19,189,823
Systems Software - 46.9%
Ariba, Inc. (a)	360,700	4,133,622
BMC Software, Inc. (a)	773,300	27,568,145
Check Point Software Technologies Ltd. (a)	174,900	4,874,463
McAfee, Inc. (a)	429,400	17,081,532
Microsoft Corp.	7,456,800	183,810,120
Novell, Inc. (a)	637,800	2,774,430
Oracle Corp.	3,286,500	71,875,755
Phoenix Technologies Ltd. (a)	328,847	1,193,715
Red Hat, Inc. (a)	402,700	9,245,992
Rovi Corp. (a)	318,200	9,686,008
Sybase, Inc. (a)	163,400	5,694,490
Symantec Corp. (a)	429,200	6,489,504
		344,427,776
TOTAL SOFTWARE		458,680,650
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.2%
Gamestop Corp. Class A (a)	57,500	1,368,500
TOTAL COMMON STOCKS (Cost $642,910,894)		733,308,213
Money Market Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	1,142,339	$ 1,142,339
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	1,457,700	1,457,700
TOTAL MONEY MARKET FUNDS (Cost $2,600,039)		2,600,039
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $645,510,933)		735,908,252
NET OTHER ASSETS - (0.3)%		(2,058,712)
NET ASSETS - 100%		$ 733,849,540
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,235
Fidelity Securities Lending Cash Central Fund	10,839
Total	$ 51,074
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the Fund had a capital loss carryforward of approximately $40,189,483 of which $10,982,618 and $29,206,865 will expire on February 28, 2011 and 2017, respectively.
The Fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $52,842,353 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,423,800) - See accompanying schedule: Unaffiliated issuers (cost $642,910,894)	$ 733,308,213
Fidelity Central Funds (cost $2,600,039)	2,600,039
Total Investments (cost $645,510,933)		$ 735,908,252
Receivable for investments sold		10,818,379
Receivable for fund shares sold		1,264,737
Dividends receivable		1,040,999
Distributions receivable from Fidelity Central Funds		1,790
Prepaid expenses		1,774
Other receivables		167,795
Total assets		749,203,726

Liabilities
Payable for investments purchased	$ 12,386,739
Payable for fund shares redeemed	964,799
Accrued management fee	339,082
Other affiliated payables	184,865
Other payables and accrued expenses	21,001
Collateral on securities loaned, at value	1,457,700
Total liabilities		15,354,186

Net Assets		$ 733,849,540
Net Assets consist of:
Paid in capital		$ 743,905,226
Accumulated net investment loss		(107,514)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(100,313,460)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		90,365,288
Net Assets, for 11,677,533 shares outstanding		$ 733,849,540
Net Asset Value, offering price and redemption price per share ($733,849,540 ÷ 11,677,533 shares)		$ 62.84

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,793,136
Income from Fidelity Central Funds (including $10,839 from security lending.)		51,074
Total income		2,844,210

Expenses
Management fee	$ 1,771,998
Transfer agent fees	958,268
Accounting and security lending fees	123,778
Custodian fees and expenses	10,323
Independent trustees' compensation	2,406
Registration fees	25,661
Audit	33,495
Legal	22,070
Miscellaneous	5,402
Total expenses before reductions	2,953,401
Expense reductions	(1,854)	2,951,547
Net investment income (loss)		(107,337)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,371,226)
Foreign currency transactions	9,308
Total net realized gain (loss)		(6,361,918)
Change in net unrealized appreciation (depreciation) on: Investment securities	216,307,884
Assets and liabilities in foreign currencies	7,606
Total change in net unrealized appreciation (depreciation)		216,315,490
Net gain (loss)		209,953,572
Net increase (decrease) in net assets resulting from operations		$ 209,846,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Software and Computer Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (107,337)	$ (792,362)
Net realized gain (loss)	(6,361,918)	(79,375,953)
Change in net unrealized appreciation (depreciation)	216,315,490	(166,741,891)
Net increase (decrease) in net assets resulting from operations	209,846,235	(246,910,206)
Share transactions Proceeds from sales of shares	121,969,691	173,674,255
Cost of shares redeemed	(86,958,836)	(205,589,713)
Net increase (decrease) in net assets resulting from share transactions	35,010,855	(31,915,458)
Redemption fees	12,198	29,126
Total increase (decrease) in net assets	244,869,288	(278,796,538)

Net Assets
Beginning of period	488,980,252	767,776,790
End of period (including accumulated net investment loss of $107,514 and accumulated net investment loss of $177, respectively)	$ 733,849,540	$ 488,980,252
Other Information Shares
Sold	2,235,987	2,890,908
Redeemed	(1,575,569)	(3,372,645)
Net increase (decrease)	660,418	(481,737)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 44.38	$ 66.77	$ 65.47	$ 53.94	$ 47.60	$ 51.37
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.20)	(.21)	(.25)	.53 H
Net realized and unrealized gain (loss)	18.47	(22.32)	1.49	11.73	6.58	(3.79)
Total from investment operations	18.46	(22.39)	1.29	11.52	6.33	(3.26)
Distributions from net investment income	-	-	-	-	-	(.51)
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	- K
Net asset value, end of period	$ 62.84	$ 44.38	$ 66.77	$ 65.47	$ 53.94	$ 47.60
Total Return B,C,D	41.60%	(33.53)%	1.99%	21.38%	13.32%	(6.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	.94% A	.87%	.86%	.92%	.96%	.98%
Expenses net of fee waivers, if any	.94% A	.87%	.86%	.92%	.96%	.98%
Expenses net of all reductions	.94% A	.87%	.86%	.91%	.91%	.92%
Net investment income (loss)	(.03)% A	(.12)%	(.27)%	(.34)%	(.49)%	1.09% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 733,850	$ 488,980	$ 767,777	$ 924,664	$ 563,799	$ 680,988
Portfolio turnover rate G	65% A	49%	38%	139%	59%	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.76 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Technology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.1	3.2
Cisco Systems, Inc.	5.7	3.5
Microsoft Corp.	5.6	4.1
Intel Corp.	4.8	1.5
Google, Inc. Class A	4.7	3.3
Oracle Corp.	3.0	0.0
Hewlett-Packard Co.	3.0	6.8
BMC Software, Inc.	2.0	0.0
Micron Technology, Inc.	1.7	1.4
Red Hat, Inc.	1.6	0.5
	40.2
Top Industries (% of fund's net assets)
As of August 31, 2009
Semiconductors & Semiconductor Equipment	24.6%
Software	23.4%
Computers & Peripherals	15.4%
Communications Equipment	13.3%
Internet Software & Services	10.9%
All Others*	12.4%

As of February 28, 2009
Semiconductors & Semiconductor Equipment	27.3%
Communications Equipment	16.7%
Software	15.4%
Computers & Peripherals	14.5%
Internet Software & Services	7.1%
All Others*	19.0%

* Includes short-term investments and net other assets.

Semiannual Report

Select Technology Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 13.3%
Communications Equipment - 13.3%
3Com Corp. (a)	782,700	$ 3,404,745
Adtran, Inc.	92,100	2,094,354
ADVA AG Optical Networking (a)	703,356	2,147,895
Alcatel-Lucent SA sponsored ADR (a)	749,100	2,809,125
Aruba Networks, Inc. (a)	27,600	251,436
AudioCodes Ltd. (a)	400,600	781,170
Brocade Communications Systems, Inc. (a)	763,400	5,519,382
China GrenTech Corp. Ltd. ADR (a)	30,000	126,600
Ciena Corp. (a)	246,200	3,299,080
Cisco Systems, Inc. (a)	4,243,800	91,666,080
Cogo Group, Inc. (a)	57,234	309,064
CommScope, Inc. (a)	253,242	6,827,404
Comverse Technology, Inc. (a)	337,200	2,910,036
Emulex Corp. (a)	21,566	208,975
F5 Networks, Inc. (a)	297,000	10,243,530
Harris Stratex Networks, Inc. Class A (a)	116,500	705,990
Infinera Corp. (a)	206,300	1,444,100
JDS Uniphase Corp. (a)	108,500	745,395
Juniper Networks, Inc. (a)	304,900	7,034,043
Motorola, Inc.	207,300	1,488,414
NETGEAR, Inc. (a)	30,902	527,806
Palm, Inc. (a)	301,900	4,024,327
Polycom, Inc. (a)	373,000	8,799,070
Powerwave Technologies, Inc. (a)	463,200	574,368
QUALCOMM, Inc.	337,575	15,670,232
Riverbed Technology, Inc. (a)	333,700	6,433,736
Sandvine Corp. (a)	3,502,400	3,583,673
Sandvine Corp. (U.K.) (a)	1,941,200	2,117,448
Sonus Networks, Inc. (a)	285,091	601,542
Starent Networks Corp. (a)	783,782	15,863,748
Tekelec (a)	431,300	6,715,341
Tellabs, Inc. (a)	494,500	3,135,130
		212,063,239
COMPUTERS & PERIPHERALS - 15.4%
Computer Hardware - 12.6%
Apple, Inc. (a)	771,500	129,774,012
Dell, Inc. (a)	208,200	3,295,806
Hewlett-Packard Co.	1,063,200	47,727,048
Lenovo Group Ltd.	5,172,000	2,182,124
Stratasys, Inc. (a)(c)	308,100	4,433,559
Toshiba Corp.	2,569,000	13,195,594
Wistron Corp.	472,260	915,533
		201,523,676
Computer Storage & Peripherals - 2.8%
EMC Corp. (a)	516,700	8,215,530
NetApp, Inc. (a)	6,800	154,700
Netezza Corp. (a)	47,200	453,120
QLogic Corp. (a)	277,500	4,387,275

	Shares	Value
SanDisk Corp. (a)	864,300	$ 15,298,110
Seagate Technology	654,500	9,064,825
SIMPLO Technology Co. Ltd.	220,000	992,707
Synaptics, Inc. (a)(c)	73,795	1,902,435
Western Digital Corp. (a)	151,700	5,200,276
		45,668,978
TOTAL COMPUTERS & PERIPHERALS		247,192,654
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	102,400	1,148,928
MasTec, Inc. (a)	36,300	343,398
		1,492,326
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,491	105,339
ELECTRIC UTILITIES - 0.0%
Electric Utilities - 0.0%
EnerNOC, Inc. (a)	8,500	228,990
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 1.4%
centrotherm photovoltaics AG (a)	5,038	202,821
Energy Conversion Devices, Inc. (a)(c)	125,649	1,406,012
First Solar, Inc. (a)(c)	13,300	1,617,014
General Cable Corp. (a)	36,600	1,291,248
GT Solar International, Inc. (a)(c)	401,800	2,061,234
JA Solar Holdings Co. Ltd. ADR (a)	524,000	1,865,440
Q-Cells SE (a)	3,250	49,671
Roth & Rau AG (a)	6,877	222,530
SunPower Corp.:
Class A (a)(c)	183,800	4,659,330
Class B (a)	260,883	5,580,287
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	9,500	134,995
Trina Solar Ltd. ADR (a)(c)	75,900	2,027,289
Yingli Green Energy Holding Co. Ltd. ADR (a)(c)	95,700	1,032,603
		22,150,474
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	832,000	1,794,869
TOTAL ELECTRICAL EQUIPMENT		23,945,343
ELECTRONIC EQUIPMENT & COMPONENTS - 4.4%
Electronic Components - 0.4%
Amphenol Corp. Class A	4,200	146,832
DTS, Inc. (a)	42,600	1,141,680
Everlight Electronics Co. Ltd.	1,241,492	3,432,871
Tripod Technology Corp.	386,830	860,406
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
Unimicron Technology Corp.	864,000	$ 909,681
Vishay Intertechnology, Inc. (a)	19,700	158,979
		6,650,449
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc.	259,400	6,661,392
China Security & Surveillance Technology, Inc. (a)(c)	803,619	5,223,524
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(e)	126,425	113,683
Chroma ATE, Inc.	3,411,407	4,628,360
Itron, Inc. (a)	32,900	1,802,591
National Instruments Corp.	5,400	138,402
		18,567,952
Electronic Manufacturing Services - 1.7%
Flextronics International Ltd. (a)	733,600	4,350,248
Jabil Circuit, Inc.	172,500	1,888,875
Molex, Inc.	74,500	1,356,645
Trimble Navigation Ltd. (a)	275,967	7,026,120
TTM Technologies, Inc. (a)	58,700	594,044
Tyco Electronics Ltd.	500,800	11,428,256
		26,644,188
Technology Distributors - 1.1%
Brightpoint, Inc. (a)	103,500	759,690
Digital China Holdings Ltd. (H Shares)	10,051,000	8,520,159
Inspur International Ltd.	8,592,000	1,308,125
Synnex Technology International Corp.	844,800	1,476,026
WPG Holding Co. Ltd.	4,610,000	5,953,358
		18,017,358
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		69,879,947
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.6%
China Medical Technologies, Inc. sponsored ADR (c)	5,306	81,712
Golden Meditech Co. Ltd. (a)	4,532,000	760,162
I-Flow Corp. (a)	96,200	865,800
Mindray Medical International Ltd. sponsored ADR (c)	26,200	809,580
Mingyuan Medicare Development Co. Ltd. (a)(c)	68,490,000	7,423,001
		9,940,255
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	1,500	60,345

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.5%
Hotels, Resorts & Cruise Lines - 0.5%
Ctrip.com International Ltd. sponsored ADR (a)	171,900	$ 8,412,786
eLong, Inc. sponsored ADR (a)(c)	10,000	77,900
		8,490,686
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Harman International Industries, Inc.	140,300	4,207,597
TomTom Group BV (a)	160	2,359
		4,209,956
INTERNET & CATALOG RETAIL - 1.2%
Internet Retail - 1.2%
Amazon.com, Inc. (a)	113,600	9,223,184
Expedia, Inc. (a)	84,500	1,947,725
Priceline.com, Inc. (a)(c)	55,300	8,515,094
		19,686,003
INTERNET SOFTWARE & SERVICES - 10.9%
Internet Software & Services - 10.9%
Akamai Technologies, Inc. (a)	9,400	165,816
Alibaba.com Ltd.	326,000	809,274
Baidu.com, Inc. sponsored ADR (a)	59,800	19,737,588
Blinkx PLC (a)	500,000	126,174
comScore, Inc. (a)	62,500	869,375
Constant Contact, Inc. (a)	25,000	520,750
Daum Communications Corp. (a)	20,000	715,773
DealerTrack Holdings, Inc. (a)	7,000	141,260
eBay, Inc. (a)	364,600	8,072,244
Equinix, Inc. (a)	1,800	151,668
Google, Inc. Class A (a)	161,900	74,744,373
LogMeIn, Inc.	11,700	190,710
LoopNet, Inc. (a)	150,000	1,198,500
NetEase.com, Inc. sponsored ADR (a)(c)	204,400	8,582,756
NHN Corp. (a)	68,000	9,255,410
Omniture, Inc. (a)	7,600	108,756
Open Text Corp. (a)	38,100	1,342,167
OpenTable, Inc.	1,100	30,393
SAVVIS, Inc.	22,100	374,816
Sina Corp. (a)(c)	399,700	11,991,000
Sohu.com, Inc. (a)(c)	96,100	5,871,710
Tencent Holdings Ltd.	1,559,000	23,192,550
VeriSign, Inc. (a)	11,100	235,209
VistaPrint Ltd. (a)	125,300	5,192,432
Vocus, Inc. (a)	30,000	505,800
Yahoo!, Inc. (a)	9,000	131,490
		174,257,994
IT SERVICES - 1.7%
Data Processing & Outsourced Services - 0.9%
CyberSource Corp. (a)	17,400	267,090
Lender Processing Services, Inc.	4,000	137,120
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Visa, Inc. Class A	179,600	$ 12,769,560
WNS Holdings Ltd. sponsored ADR (a)	41,900	628,919
		13,802,689
IT Consulting & Other Services - 0.8%
Amdocs Ltd. (a)	55,800	1,357,056
China Information Security Technology, Inc. (a)	67,000	257,950
Cognizant Technology Solutions Corp. Class A (a)	201,500	7,028,320
SAIC, Inc. (a)	8,900	164,561
Satyam Computer Services Ltd. sponsored ADR (c)	64,005	426,273
Yucheng Technologies Ltd. (a)	456,500	3,282,235
		12,516,395
TOTAL IT SERVICES		26,319,084
MACHINERY - 0.3%
Industrial Machinery - 0.3%
China Fire & Security Group, Inc. (a)(c)	54,500	834,940
Shin Zu Shing Co. Ltd.	647,778	3,533,156
		4,368,096
MEDIA - 0.7%
Advertising - 0.4%
AirMedia Group, Inc. ADR (a)	286,500	2,100,045
SinoMedia Holding Ltd.	1,000,000	192,247
VisionChina Media, Inc. ADR (a)	853,047	4,811,185
		7,103,477
Cable & Satellite - 0.3%
Sirius XM Radio, Inc. (a)	2,036,700	1,371,717
Virgin Media, Inc.	251,800	2,878,074
		4,249,791
TOTAL MEDIA		11,353,268
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	65,600	537,264
Timminco Ltd. (a)	13,700	15,520
		552,784
PROFESSIONAL SERVICES - 0.0%
Human Resource & Employment Services - 0.0%
51job, Inc. sponsored ADR (a)	15,000	191,550
Research & Consulting Services - 0.0%
IHS, Inc. Class A (a)	2,400	116,160
TOTAL PROFESSIONAL SERVICES		307,710

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.8%
Semiconductor Equipment - 5.7%
Advantest Corp. ADR	34,200	$ 841,320
Aixtron AG	276,100	5,419,112
Amkor Technology, Inc. (a)(c)	1,464,200	8,111,668
ASM International NV (NASDAQ) (a)(c)	54,800	1,003,388
ASM Pacific Technology Ltd.	348,900	2,235,081
ASML Holding NV (NY Shares)	710,205	19,509,331
ATMI, Inc. (a)	11,200	190,288
Cymer, Inc. (a)	230,722	8,116,800
FormFactor, Inc. (a)	217,300	4,767,562
Lam Research Corp. (a)	232,475	7,136,983
LTX-Credence Corp. (a)	1,191,690	1,191,690
MEMC Electronic Materials, Inc. (a)	204,300	3,258,585
Photronics, Inc. (a)	206,900	943,464
Tessera Technologies, Inc. (a)	616,266	15,486,765
Varian Semiconductor Equipment Associates, Inc. (a)	316,100	9,663,177
Verigy Ltd. (a)	366,000	3,912,540
		91,787,754
Semiconductors - 18.1%
Advanced Micro Devices, Inc. (a)	313,500	1,366,860
Altera Corp.	206,700	3,970,707
ANADIGICS, Inc. (a)	29,100	112,035
Applied Micro Circuits Corp. (a)	19,125	151,853
Atmel Corp. (a)	974,800	4,025,924
Avago Technologies Ltd.	634,400	11,546,080
Broadcom Corp. Class A (a)	133,000	3,783,850
Cavium Networks, Inc. (a)	1,138,693	23,126,855
Cree, Inc. (a)	120,900	4,453,956
CSR PLC (a)	1,813,341	13,952,144
Cypress Semiconductor Corp. (a)	636,800	6,444,416
Diodes, Inc. (a)	42,200	855,394
Elan Microelectronics Corp.	304,010	418,002
Elpida Memory, Inc. (a)(c)	229,200	3,583,559
Epistar Corp.	1,581,000	4,645,479
Fairchild Semiconductor International, Inc. (a)	90,200	907,412
Global Unichip Corp.	443,608	1,954,517
Himax Technologies, Inc. sponsored ADR	44,944	156,855
Hittite Microwave Corp. (a)	23,300	801,986
Hynix Semiconductor, Inc. (a)	489,410	8,600,926
Infineon Technologies AG (a)	4,200,232	21,932,172
Inotera Memories, Inc. (a)	15,642,000	8,792,981
Intel Corp.	3,792,606	77,065,754
International Rectifier Corp. (a)	222,145	4,169,662
Intersil Corp. Class A	109,800	1,625,040
Kinsus Interconnect Technology Corp.	398,000	828,411
Marvell Technology Group Ltd. (a)	960,600	14,649,150
MediaTek, Inc.	52,104	756,783
Micron Technology, Inc. (a)	3,633,300	26,777,421
Monolithic Power Systems, Inc. (a)	156,900	3,534,957
Netlogic Microsystems, Inc. (a)	33,913	1,489,120
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
NVIDIA Corp. (a)	247,400	$ 3,592,248
O2Micro International Ltd. sponsored ADR (a)	20,000	103,200
Omnivision Technologies, Inc. (a)	379,000	5,544,770
PMC-Sierra, Inc. (a)	463,100	4,204,948
Power Integrations, Inc.	11,300	370,075
Powertech Technology, Inc.	967,050	2,641,683
Radiant Opto-Electronics Corp.	898,160	1,144,874
RF Micro Devices, Inc. (a)	4,000	18,800
Silicon Laboratories, Inc. (a)	54,500	2,454,680
Silicon Motion Technology Corp. sponsored ADR (a)	77,700	271,950
Skyworks Solutions, Inc. (a)	13,400	156,110
Standard Microsystems Corp. (a)	246,500	5,738,520
Supertex, Inc. (a)	65,100	1,682,184
TriQuint Semiconductor, Inc. (a)	25,900	189,588
Volterra Semiconductor Corp. (a)	39,400	697,774
Xilinx, Inc.	178,200	3,963,168
		289,254,833
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		381,042,587
SOFTWARE - 23.4%
Application Software - 9.1%
Adobe Systems, Inc. (a)	657,000	20,642,940
ANSYS, Inc. (a)	2,700	94,878
AsiaInfo Holdings, Inc. (a)	95,800	1,649,676
Autodesk, Inc. (a)	4,400	103,092
Blackboard, Inc. (a)	50,500	1,737,705
Callidus Software, Inc. (a)	744,532	2,032,572
Citrix Systems, Inc. (a)	528,800	18,867,584
Concur Technologies, Inc. (a)	131,500	4,649,840
Epicor Software Corp. (a)	116,600	734,580
i2 Technologies, Inc. (a)	19,900	298,500
Informatica Corp. (a)	403,300	7,231,169
Intuit, Inc. (a)	141,700	3,935,009
JDA Software Group, Inc. (a)	170,600	3,299,404
Kingdee International Software Group Co. Ltd.	30,890,000	5,021,825
Longtop Financial Technologies Ltd. ADR (a)	156,900	3,875,430
Manhattan Associates, Inc. (a)	43,300	772,039
Mentor Graphics Corp. (a)	604,000	5,333,320
MicroStrategy, Inc. Class A (a)	20,000	1,235,000
MSC.Software Corp. (a)	105,400	798,932
Nice Systems Ltd. sponsored ADR (a)	20,900	585,618
Nuance Communications, Inc. (a)	38,745	477,726
Parametric Technology Corp. (a)	478,200	6,360,060

	Shares	Value
Pegasystems, Inc.	82,900	$ 2,539,227
Salesforce.com, Inc. (a)	390,100	20,234,487
Smith Micro Software, Inc. (a)	571,082	6,595,997
SolarWinds, Inc.	7,600	141,816
SuccessFactors, Inc. (a)(c)	565,000	6,706,550
Synchronoss Technologies, Inc. (a)	263,806	2,804,258
Synopsys, Inc. (a)	151,300	3,212,099
Taleo Corp. Class A (a)	399,436	7,225,797
TIBCO Software, Inc. (a)	629,300	5,581,891
Ulticom, Inc.	149,822	322,117
VanceInfo Technologies, Inc. ADR (a)	74,600	1,019,782
		146,120,920
Home Entertainment Software - 1.2%
Activision Blizzard, Inc. (a)	678,200	7,873,902
Changyou.com Ltd. (A Shares) ADR	2,000	75,520
Kingsoft Corp. Ltd.	882,000	953,643
Perfect World Co. Ltd. sponsored ADR Class B (a)	149,103	5,688,279
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	16,400	802,944
Take-Two Interactive Software, Inc.	223,700	2,348,850
Ubisoft Entertainment SA (a)	48,700	867,179
		18,610,317
Systems Software - 13.1%
Ariba, Inc. (a)	49,313	565,127
BMC Software, Inc. (a)	904,400	32,241,860
CA, Inc.	6,200	138,198
Check Point Software Technologies Ltd. (a)	3,900	108,693
CommVault Systems, Inc. (a)	8,800	160,952
Insyde Software Corp.	543,667	2,651,430
McAfee, Inc. (a)	68,600	2,728,908
Microsoft Corp.	3,618,980	89,207,857
Oracle Corp.	2,235,300	48,886,011
Phoenix Technologies Ltd. (a)	79,800	289,674
Red Hat, Inc. (a)	1,100,100	25,258,296
Rovi Corp. (a)	55,400	1,686,376
Symantec Corp. (a)	110,500	1,670,760
VMware, Inc. Class A (a)	125,200	4,435,836
		210,029,978
TOTAL SOFTWARE		374,761,215
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Phoenix Solar AG	28,700	1,432,745
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	5,100	$ 136,986
Syniverse Holdings, Inc. (a)	469,100	8,382,817
		8,519,803
TOTAL COMMON STOCKS (Cost $1,412,746,162)		1,580,210,369
Convertible Bonds - 0.8%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Advanced Micro Devices, Inc. 5.75% 8/15/12 (Cost $13,819,801)	$ 17,200,000	13,824,500
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.33% (d)	4,639,316	4,639,316
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	52,834,390	52,834,390
TOTAL MONEY MARKET FUNDS (Cost $57,473,706)		57,473,706
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,484,039,669)		1,651,508,575
NET OTHER ASSETS - (3.1)%		(50,254,322)
NET ASSETS - 100%		$ 1,601,254,253
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $113,683 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 13
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,943
Fidelity Securities Lending Cash Central Fund	411,263
Total	$ 447,206
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,845,252	$ 43,845,252	$ -	$ -
Health Care	10,000,600	10,000,600	-	-
Industrials	31,546,220	31,546,220	-	-
Information Technology	1,485,516,720	1,463,470,865	22,045,855	-
Materials	552,784	552,784	-	-
Telecommunication Services	8,519,803	8,519,803	-	-
Utilities	228,990	228,990	-	-
Corporate Bonds	13,824,500	-	13,824,500	-
Money Market Funds	57,473,706	57,473,706	-	-
Total Investments in Securities:	$ 1,651,508,575	$ 1,615,638,220	$ 35,870,355	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 698,400
Total Realized Gain (Loss)	(1,464,114)
Total Unrealized Gain (Loss)	1,589,758
Cost of Purchases	-
Proceeds of Sales	(824,044)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.9%
China	4.5%
Cayman Islands	3.1%
Taiwan	3.1%
Germany	1.9%
Bermuda	1.7%
Netherlands	1.3%
Singapore	1.2%
Korea (South)	1.1%
Japan	1.1%
United Kingdom	1.1%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information

At February 28, 2009, the Fund had a capital loss carryforward of approximately $2,508,155,561 of which $1,463,303,298, $778,450,488 and $266,401,775 will expire on February 28, 2010, 2011 and 2017, respectively.

The Fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $254,482,625 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,659,103) - See accompanying schedule: Unaffiliated issuers (cost $1,426,565,963)	$ 1,594,034,869
Fidelity Central Funds (cost $57,473,706)	57,473,706
Total Investments (cost $1,484,039,669)		$ 1,651,508,575
Foreign currency held at value (cost $1,628,389)		1,628,389
Receivable for investments sold		6,825,010
Receivable for fund shares sold		3,125,356
Dividends receivable		1,583,053
Interest receivable		41,208
Distributions receivable from Fidelity Central Funds		76,042
Prepaid expenses		3,091
Other receivables		32,213
Total assets		1,664,822,937

Liabilities
Payable for investments purchased	$ 5,025,128
Payable for fund shares redeemed	4,499,626
Accrued management fee	739,348
Other affiliated payables	430,353
Other payables and accrued expenses	39,839
Collateral on securities loaned, at value	52,834,390
Total liabilities		63,568,684

Net Assets		$ 1,601,254,253
Net Assets consist of:
Paid in capital		$ 4,189,891,840
Undistributed net investment income		1,604,845
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,757,716,544)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		167,474,112
Net Assets, for 25,559,016 shares outstanding		$ 1,601,254,253
Net Asset Value, offering price and redemption price per share ($1,601,254,253 ÷ 25,559,016 shares)		$ 62.65

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,394,264
Special dividends		686,185
Interest		1,299,582
Income from Fidelity Central Funds (including $411,263 from security lending)		447,206
Total income		6,827,237

Expenses
Management fee	$ 3,451,225
Transfer agent fees	2,035,662
Accounting and security lending fees	227,396
Custodian fees and expenses	68,952
Independent trustees' compensation	4,440
Registration fees	49,484
Audit	23,533
Legal	2,540
Miscellaneous	9,818
Total expenses before reductions	5,873,050
Expense reductions	(71,126)	5,801,924
Net investment income (loss)		1,025,313
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,228,152
Foreign currency transactions	(58,790)
Total net realized gain (loss)		32,169,362
Change in net unrealized appreciation (depreciation) on: Investment securities	545,872,384
Assets and liabilities in foreign currencies	12,916
Total change in net unrealized appreciation (depreciation)		545,885,300
Net gain (loss)		578,054,662
Net increase (decrease) in net assets resulting from operations		$ 579,079,975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Technology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,025,313	$ 3,283,277
Net realized gain (loss)	32,169,362	(544,028,819)
Change in net unrealized appreciation (depreciation)	545,885,300	(83,891,340)
Net increase (decrease) in net assets resulting from operations	579,079,975	(624,636,882)
Distributions to shareholders from net investment income	-	(2,183,683)
Share transactions Proceeds from sales of shares	397,726,622	334,156,743
Reinvestment of distributions	-	2,090,398
Cost of shares redeemed	(148,973,811)	(485,622,379)
Net increase (decrease) in net assets resulting from share transactions	248,752,811	(149,375,238)
Redemption fees	48,843	69,235
Total increase (decrease) in net assets	827,881,629	(776,126,568)

Net Assets
Beginning of period	773,372,624	1,549,499,192
End of period (including undistributed net investment income of $1,604,845 and undistributed net investment income of $579,532, respectively)	$ 1,601,254,253	$ 773,372,624
Other Information Shares
Sold	7,557,984	5,606,157
Issued in reinvestment of distributions	-	56,186
Redeemed	(2,832,308)	(8,076,996)
Net increase (decrease)	4,725,676	(2,414,653)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 L

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 37.12	$ 66.65	$ 69.84	$ 65.24	$ 57.62	$ 61.94
Income from Investment Operations
Net investment income (loss) E	.04 H	.15	(.36) I	(.15)	(.27)	.11 J
Net realized and unrealized gain (loss)	25.49	(29.57)	(2.84)	4.75	7.88	(4.28)
Total from investment operations	25.53	(29.42)	(3.20)	4.60	7.61	(4.17)
Distributions from net investment income	-	(.11)	-	-	-	(.16)
Redemption fees added to paid in capital E	- M	-M	.01	- M	.01	.01
Net asset value, end of period	$ 62.65	$ 37.12	$ 66.65	$ 69.84	$ 65.24	$ 57.62
Total Return B, C, D	68.78%	(44.15)%	(4.57)%	7.05%	13.22%	(6.73)%
Ratios to Average Net Assets F, K
Expenses before reductions	.96% A	.90%	.89%	.95%	.99%	1.01%
Expenses net of fee waivers, if any	.96%A	.90%	.89%	.95%	.99%	1.01%
Expenses net of all reductions	.95%A	.89%	.88%	.95%	.93%	.94%
Net investment income (loss)	.17%A, H	.26%	(.47)% I	(.24)%	(.44)%	.20%J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,601,254	$ 773,373	$ 1,549,499	$ 1,696,389	$ 1,923,316	$ 1,954,017
Portfolio turnover rate G	140%A	235%	204%	113%	100%	104%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .06%. I Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. J Investment income per share reflects a special dividend which amounted to $.48 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L For the year ended February 29. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Software and Computer Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 14, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for each Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, if any, is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Electronics Portfolio, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, market discount and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Communications Equipment Portfolio	$ 411,550,549	$ 41,779,755	$ (60,046,472)	$ (18,266,717)
Computers Portfolio	432,375,575	56,894,934	(50,423,941)	6,470,993
Electronics Portfolio	1,199,372,856	160,289,044	(242,241,722)	(81,952,678)
IT Services Portfolio	73,391,804	7,152,860	(3,237,158)	3,915,702
Software and Computer Services Portfolio	646,083,967	117,947,068	(28,122,783)	89,824,285
Technology Portfolio	1,500,442,145	284,472,997	(133,406,567)	151,066,430

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	249,925,791	174,621,018
Computers Portfolio	578,413,544	515,910,083
Electronics Portfolio	310,388,392	205,602,669
IT Services Portfolio	50,447,791	47,010,661
Software and Computer Services Portfolio	310,081,345	197,081,688
Technology Portfolio	1,091,345,927	845,078,478

The Communications Equipment Portfolio realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.26%	.56%
Computers Portfolio	.30%	.26%	.56%
Electronics Portfolio	.30%	.26%	.56%
IT Services Portfolio	.30%	.26%	.56%
Software and Computer Services Portfolio	.30%	.26%	.56%
Technology Portfolio	.30%	.26%	.56%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.33%
Computers Portfolio	.34%
Electronics Portfolio	.33%
IT Services Portfolio	.33%
Software and Computer Services Portfolio	.30%
Technology Portfolio	.33%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$ 5,479
Computers Portfolio	6,008
Electronics Portfolio	16,783
IT Services Portfolio	2,959
Software and Computer Services Portfolio	3,719
Technology Portfolio	8,509

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Communications Equipment Portfolio	Borrower	$ 5,219,750.47%		$ 272

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Communications Equipment Portfolio	$ 327
Computers Portfolio	480
Electronics Portfolio	1,162
IT Services Portfolio	96
Software and Computer Services Portfolio	944
Technology Portfolio	1,720

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. All of the applicable expense reductions are noted in the table below.

Brokerage Service reduction

Communications Equipment Portfolio	$ 5,593
Computers Portfolio	19,590
Electronics Portfolio	4,894
Software and Computer Services Portfolio	1,854
Technology Portfolio	71,126

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 14% of the total outstanding shares of IT Services Portfolio. The VIP FundsManager Portfolios were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of IT Services Portfolio.

11. Merger Information.

On June 19, 2009, the Communication Equipment Portfolio acquired all of the assets and assumed all of the liabilities of Networking and Infrastructure Portfolio pursuant to an agreement and plan of reorganization approved by the Board of Trustees on November 18, 2008. The acquisition was accomplished by an exchange of 3,975,162 shares of Communication Equipment Portfolio, for 35,599,072 shares then outstanding (valued at $1.87) of Networking and Infrastructure Portfolio. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Networking and Infrastructure Portfolio's net assets, including $4,096,065 of unrealized depreciation, were combined with the Communication Equipment Portfolio's net assets of $279,957,975 for total net assets after the acquisition of $346,541,946.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Communications Equipment
Select Computers
Select Electronics
Select IT Services
Select Software and Computer Services
Select Technology

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Communications Equipment Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Computers Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Electronics Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

IT Services Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Software and Computer Services Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark.

Semiannual Report

Technology Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. For each of Communications Equipment Portfolio, Electronics Portfolio, IT Services Portfolio, Software and Computer Services Portfolio, and Technology Portfolio, the Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark. For Computers Portfolio, the Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Communications Equipment Portfolio

Computers Portfolio

Semiannual Report

Electronics Portfolio

IT Services Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Software and Computer Services Portfolio

Technology Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELTEC-USAN-1009
1.813671.104

Fidelity®
Select Portfolios®
Utilities Sector

Select Utilities Portfolio

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Investment Changes	<Click Here>
Investments	<Click Here>
Financial Statements	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Utilities Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.98%	$ 1,000.00	$ 1,236.30	$ 5.52
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.27	$ 4.99

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Utilities Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
American Electric Power Co., Inc.	13.5	5.7
FirstEnergy Corp.	12.2	4.7
Constellation Energy Group, Inc.	6.9	1.3
Sempra Energy	6.9	6.0
CenterPoint Energy, Inc.	6.2	0.0
Pinnacle West Capital Corp.	4.9	2.6
PG&E Corp.	4.9	5.4
NV Energy, Inc.	4.8	1.7
TECO Energy, Inc.	4.8	0.0
FPL Group, Inc.	4.8	1.9
	69.9
Top Industries (% of fund's net assets)
As of August 31, 2009
Electric Utilities	49.0%
Multi-utilities	30.3%
Independent Power Producers & Energy Traders	18.5%
Commercial Services & Supplies	1.3%
Gas Utilities	0.0%
All Others*	0.9%

As of February 28, 2009
Electric Utilities	59.0%
Multi-utilities	26.3%
Independent Power Producers & Energy Traders	5.3%
Gas Utilities	4.5%
Oil, Gas & Consumable Fuels	0.8%
All Others*	4.1%

* Includes short-term investments and net other assets.

Semiannual Report

Select Utilities Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Environmental & Facility Services - 1.3%
Covanta Holding Corp. (a)	246,800	$ 4,417,720
ELECTRIC UTILITIES - 49.0%
Electric Utilities - 49.0%
American Electric Power Co., Inc.	1,444,222	45,391,896
Entergy Corp.	197,651	15,614,429
Exelon Corp.	282,100	14,110,642
FirstEnergy Corp.	911,344	41,128,955
FPL Group, Inc.	284,876	16,004,334
NV Energy, Inc.	1,344,800	16,218,288
Pinnacle West Capital Corp.	498,700	16,412,217
		164,880,761
GAS UTILITIES - 0.0%
Gas Utilities - 0.0%
ONEOK, Inc.	100	3,388
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 18.5%
Independent Power Producers & Energy Traders - 18.5%
AES Corp.	824,159	11,266,254
Black Hills Corp.	33,800	864,604
Calpine Corp. (a)	388,900	4,573,464
Constellation Energy Group, Inc.	736,700	23,316,555
Drax Group PLC	460,100	3,591,771
NRG Energy, Inc. (a)	449,848	12,078,419
RRI Energy, Inc. (a)	1,086,306	6,452,658
		62,143,725

	Shares	Value
MULTI-UTILITIES - 30.3%
Multi-Utilities - 30.3%
CenterPoint Energy, Inc.	1,692,800	$ 20,990,720
CMS Energy Corp.	844,000	11,318,040
PG&E Corp.	403,151	16,363,899
Public Service Enterprise Group, Inc.	434,400	13,757,448
Sempra Energy	462,100	23,183,557
TECO Energy, Inc.	1,212,220	16,146,770
		101,760,434
TOTAL COMMON STOCKS (Cost $306,872,953)		333,206,028
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 0.33% (b) (Cost $874,078)	874,078	874,078
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $307,747,031)		334,080,106
NET OTHER ASSETS - 0.6%		2,025,953
NET ASSETS - 100%		$ 336,106,059
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,174
Fidelity Securities Lending Cash Central Fund	1,991
Total	$ 15,165
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $81,003,155 of which $15,561,006 and $65,442,149 will expire on February 28, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $32,753,499 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Utilities Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $306,872,953)	$ 333,206,028
Fidelity Central Funds (cost $874,078)	874,078
Total Investments (cost $307,747,031)		$ 334,080,106
Receivable for investments sold		1,587,329
Receivable for fund shares sold		274,111
Dividends receivable		2,304,057
Distributions receivable from Fidelity Central Funds		969
Prepaid expenses		1,128
Other receivables		622
Total assets		338,248,322

Liabilities
Payable for investments purchased	$ 770,808
Payable for fund shares redeemed	1,093,759
Accrued management fee	157,307
Other affiliated payables	102,004
Other payables and accrued expenses	18,385
Total liabilities		2,142,263

Net Assets		$ 336,106,059
Net Assets consist of:
Paid in capital		$ 457,487,905
Undistributed net investment income		5,149,704
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(152,864,625)
Net unrealized appreciation (depreciation) on investments		26,333,075
Net Assets, for 7,821,961 shares outstanding		$ 336,106,059
Net Asset Value, offering price and redemption price per share ($336,106,059 ÷ 7,821,961 shares)		$ 42.97

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 6,728,799
Interest		7,534
Income from Fidelity Central Funds		15,165
Total income		6,751,498

Expenses
Management fee	$ 866,627
Transfer agent fees	526,178
Accounting and security lending fees	60,182
Custodian fees and expenses	6,571
Independent trustees' compensation	1,250
Registration fees	23,908
Audit	17,398
Legal	1,701
Miscellaneous	3,478
Total expenses before reductions	1,507,293
Expense reductions	(732)	1,506,561
Net investment income (loss)		5,244,937
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,152,064)
Foreign currency transactions	4,192
Total net realized gain (loss)		(21,147,872)
Change in net unrealized appreciation (depreciation) on: Investment securities		81,414,115
Net gain (loss)		60,266,243
Net increase (decrease) in net assets resulting from operations		$ 65,511,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,244,937	$ 9,172,298
Net realized gain (loss)	(21,147,872)	(110,218,004)
Change in net unrealized appreciation (depreciation)	81,414,115	(85,736,012)
Net increase (decrease) in net assets resulting from operations	65,511,180	(186,781,718)
Distributions to shareholders from net investment income	(1,566,557)	(7,699,468)
Share transactions Proceeds from sales of shares	29,881,615	157,164,187
Reinvestment of distributions	1,491,177	7,340,518
Cost of shares redeemed	(60,744,713)	(274,609,977)
Net increase (decrease) in net assets resulting from share transactions	(29,371,921)	(110,105,272)
Redemption fees	4,412	32,052
Total increase (decrease) in net assets	34,577,114	(304,554,406)

Net Assets
Beginning of period	301,528,945	606,083,351
End of period (including undistributed net investment income of $5,149,704 and undistributed net investment income of $1,471,324, respectively)	$ 336,106,059	$ 301,528,945
Other Information Shares
Sold	771,523	3,346,843
Issued in reinvestment of distributions	41,376	187,785
Redeemed	(1,620,924)	(5,521,130)
Net increase (decrease)	(808,025)	(1,986,502)

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 34.94	$ 57.09	$ 58.27	$ 46.44	$ 40.04	$ 33.94
Income from Investment Operations
Net investment income (loss) E	.65	.99	.84	1.00	.73	.76 H, I
Net realized and unrealized gain (loss)	7.57	(22.29)	(.82)	11.45	6.59	5.95
Total from investment operations	8.22	(21.30)	.02	12.45	7.32	6.71
Distributions from net investment income	(.19)	(.85)	(1.21)	(.64)	(.93)	(.62)
Redemption fees added to paid in capital E	- L	- L	.01	.02	.01	.01
Net asset value, end of period	$ 42.97	$ 34.94	$ 57.09	$ 58.27	$ 46.44	$ 40.04
Total Return B, C, D	23.63%	(37.47)%	(.22)%	26.95%	18.48%	19.90%
Ratios to Average Net Assets F, J
Expenses before reductions	.98% A	.89%	.88%	.93%	.97%	1.02%
Expenses net of fee waivers, if any	.98% A	.89%	.88%	.93%	.97%	1.02%
Expenses net of all reductions	.98% A	.89%	.87%	.93%	.92%	.99%
Net investment income (loss)	3.41% A	1.95%	1.35%	1.93%	1.71%	2.06% H, I
Supplemental Data
Net assets, end of period (000 omitted)	$ 336,106	$ 301,529	$ 606,083	$ 795,683	$ 298,371	$ 324,732
Portfolio turnover rate G	236% A	167%	121%	107%	101%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.22 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $0.02 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the Fund. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Fidelity Select Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 14, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, losses deferred due to wash sales, capital loss carryforwards and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 32,095,549
Unrealized depreciation	(17,606,709)
Net unrealized appreciation (depreciation)	$ 14,488,840

Cost for federal income tax purposes	$ 319,591,266

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $358,853,488 and $378,963,547, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .34% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,180 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $478 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,991.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $732 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Utilities

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Utilities Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Utilities Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELUTL-USAN-1009
1.813629.104

Fidelity Advisor
Focus Funds®
Class A, Class T, Class B and Class C

Fidelity Advisor Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Consumer Staples	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Consolidated Investments
	<Click Here>	Consolidated Financial Statements
	<Click Here>	Notes to the Consolidated Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.16%
Actual		$ 1,000.00	$ 1,294.20	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.48%
Actual		$ 1,000.00	$ 1,292.10	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.99%
Actual		$ 1,000.00	$ 1,288.50	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.92%
Actual		$ 1,000.00	$ 1,289.20	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Consumer Staples	.95%
Actual		$ 1,000.00	$ 1,295.30	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,295.90	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	11.5	15.1
CVS Caremark Corp.	8.0	6.2
PepsiCo, Inc.	6.9	8.9
The Coca-Cola Co.	6.6	9.8
Wal-Mart Stores, Inc.	5.0	6.5
British American Tobacco PLC sponsored ADR	4.9	4.1
Nestle SA (Reg.)	3.7	4.1
Altria Group, Inc.	3.5	1.5
Molson Coors Brewing Co. Class B	3.2	2.6
Kroger Co.	3.0	1.5
	56.3
Top Industries (% of fund's net assets)
As of August 31, 2009
Beverages	29.5%
Food & Staples Retailing	21.4%
Food Products	14.7%
Household Products	14.6%
Tobacco	11.9%
All Others*	7.9%

As of February 28, 2009
Beverages	33.4%
Food & Staples Retailing	19.0%
Household Products	18.6%
Food Products	14.0%
Tobacco	8.1%
All Others*	6.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Consumer Staples Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BEVERAGES - 29.5%
Brewers - 6.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	252,611	$ 2,761,696
Anheuser-Busch InBev SA NV	650,520	28,086,771
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	72,800	5,428,696
Molson Coors Brewing Co. Class B	743,235	35,214,474
SABMiller PLC	650	15,090
		71,506,727
Distillers & Vintners - 3.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,976,273	29,229,078
Diageo PLC sponsored ADR	215,100	13,344,804
Pernod Ricard SA	984	76,703
Remy Cointreau SA	700	28,000
		42,678,585
Soft Drinks - 19.1%
Coca-Cola Enterprises, Inc.	903,300	18,255,693
Coca-Cola FEMSA SAB de CV sponsored ADR	116,500	5,193,570
Coca-Cola Icecek AS	388,332	2,718,143
Cott Corp. (a)	21,000	134,679
Dr Pepper Snapple Group, Inc. (a)	752,731	19,902,208
Embotelladora Andina SA sponsored ADR	308,241	5,283,251
Fomento Economico Mexicano SAB de CV sponsored ADR	69,090	2,513,494
Pepsi Bottling Group, Inc.	261,723	9,351,363
PepsiCo, Inc.	1,335,205	75,666,067
The Coca-Cola Co.	1,482,915	72,321,765
		211,340,233
TOTAL BEVERAGES		325,525,545
FOOD & STAPLES RETAILING - 21.4%
Drug Retail - 10.7%
CVS Caremark Corp.	2,359,473	88,527,427
Walgreen Co.	889,534	30,137,412
		118,664,839
Food Retail - 5.7%
Kroger Co.	1,558,732	33,653,024
Safeway, Inc.	1,428,032	27,204,010
The Pantry, Inc. (a)	114,209	1,730,266
		62,587,300
Hypermarkets & Super Centers - 5.0%
Wal-Mart Stores, Inc.	1,084,700	55,178,689
TOTAL FOOD & STAPLES RETAILING		236,430,828
FOOD PRODUCTS - 14.7%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	572,671	16,510,105
Bunge Ltd.	176,472	11,825,389

	Shares	Value
Corn Products International, Inc.	195,377	$ 5,794,882
SLC Agricola SA	300,900	2,424,373
Viterra, Inc. (a)	337,000	2,967,915
		39,522,664
Packaged Foods & Meats - 11.1%
Brasil Foods SA	1,000	22,320
Cadbury PLC sponsored ADR	116,993	4,421,165
Cermaq ASA (a)	384,600	2,760,929
Danone	101,710	5,531,014
Dean Foods Co. (a)	107,905	1,957,397
General Mills, Inc.	347,957	20,783,472
Lindt & Spruengli AG (c)	109	2,676,236
Nestle SA (Reg.)	990,589	41,140,851
PureCircle Ltd. (a)	3,400	16,191
Sadia SA ADR	1,000	8,800
Tyson Foods, Inc. Class A	910,385	10,915,516
Unilever NV (NY Shares)	1,165,612	32,555,543
		122,789,434
TOTAL FOOD PRODUCTS		162,312,098
HOUSEHOLD DURABLES - 0.1%
Housewares & Specialties - 0.1%
Newell Rubbermaid, Inc.	49,812	693,383
HOUSEHOLD PRODUCTS - 14.6%
Household Products - 14.6%
Colgate-Palmolive Co.	272,849	19,836,122
Energizer Holdings, Inc. (a)	214,705	14,048,148
Kimberly-Clark Corp.	1,001	60,520
Procter & Gamble Co.	2,344,311	126,850,669
		160,795,459
PERSONAL PRODUCTS - 3.3%
Personal Products - 3.3%
Avon Products, Inc.	940,625	29,977,719
Mead Johnson Nutrition Co. Class A	92,896	3,684,255
Natura Cosmeticos SA	173,600	2,790,049
		36,452,023
PHARMACEUTICALS - 2.5%
Pharmaceuticals - 2.5%
Johnson & Johnson	452,624	27,356,595
Perrigo Co.	1,000	29,520
		27,386,115
TOBACCO - 11.9%
Tobacco - 11.9%
Altria Group, Inc.	2,111,550	38,599,134
British American Tobacco PLC sponsored ADR	891,280	54,127,434
KT&G Corp.	37,434	2,017,061
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	732,800	$ 33,496,288
Souza Cruz Industria Comerico	82,600	2,637,522
		130,877,439
TOTAL COMMON STOCKS (Cost $1,069,544,213)		1,080,472,890
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.33% (d)	22,318,054	22,318,054
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	1,543,688	1,543,688
TOTAL MONEY MARKET FUNDS (Cost $23,861,742)		23,861,742
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,093,405,955)	1,104,334,632
NET OTHER ASSETS - (0.2)%	(1,890,246)
NET ASSETS - 100%	$ 1,102,444,386
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,193
Fidelity Securities Lending Cash Central Fund	101,728
Total	$ 141,921
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.8%
United Kingdom	6.5%
Switzerland	3.9%
Netherlands	3.0%
Belgium	2.5%
Brazil	1.3%
Bermuda	1.1%
Others (individually less than 1%)	2.9%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $14,179,345 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $20,196,973 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,451,483) - See accompanying schedule: Unaffiliated issuers (cost $1,069,544,213)	$ 1,080,472,890
Fidelity Central Funds (cost $23,861,742)	23,861,742
Total Investments (cost $1,093,405,955)		$ 1,104,334,632
Receivable for investments sold		2,004,765
Receivable for fund shares sold		1,485,846
Dividends receivable		2,097,015
Distributions receivable from Fidelity Central Funds		7,749
Prepaid expenses		2,607
Other receivables		4,313
Total assets		1,109,936,927

Liabilities
Payable for investments purchased	$ 1,670,440
Payable for fund shares redeemed	3,315,611
Accrued management fee	511,055
Distribution fees payable	120,765
Other affiliated payables	287,406
Other payables and accrued expenses	43,576
Collateral on securities loaned, at value	1,543,688
Total liabilities		7,492,541

Net Assets		$ 1,102,444,386
Net Assets consist of:
Paid in capital		$ 1,108,264,090
Undistributed net investment income		10,933,778
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,682,061)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,928,579
Net Assets		$ 1,102,444,386

Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($165,824,302 ÷ 2,917,341 shares)	$ 56.84

Maximum offering price per share (100/94.25 of $56.84)	$ 60.31
Class T: Net Asset Value and redemption price per share ($26,871,401 ÷ 475,340 shares)	$ 56.53

Maximum offering price per share (100/96.50 of $56.53)	$ 58.58
Class B: Net Asset Value and offering price per share ($20,123,771 ÷ 358,746 shares)A	$ 56.09

Class C: Net Asset Value and offering price per share ($71,701,550 ÷ 1,279,712 shares)A	$ 56.03

Consumer Staples: Net Asset Value, offering price and redemption price per share ($783,756,757 ÷ 13,717,822 shares)	$ 57.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,166,605 ÷ 598,799 shares)	$ 57.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 16,214,857
Interest		5
Income from Fidelity Central Funds		141,921
Total income		16,356,783

Expenses
Management fee	$ 2,791,138
Transfer agent fees	1,511,104
Distribution fees	654,444
Accounting and security lending fees	192,798
Custodian fees and expenses	62,199
Independent trustees' compensation	3,746
Registration fees	83,038
Audit	20,422
Legal	2,255
Miscellaneous	7,826
Total expenses before reductions	5,328,970
Expense reductions	(8,436)	5,320,534
Net investment income (loss)		11,036,249
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,690,100
Foreign currency transactions	1,151
Total net realized gain (loss)		22,691,251
Change in net unrealized appreciation (depreciation) on: Investment securities	219,872,928
Assets and liabilities in foreign currencies	2,030
Total change in net unrealized appreciation (depreciation)		219,874,958
Net gain (loss)		242,566,209
Net increase (decrease) in net assets resulting from operations		$ 253,602,458

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,036,249	$ 12,665,686
Net realized gain (loss)	22,691,251	(44,836,625)
Change in net unrealized appreciation (depreciation)	219,874,958	(269,141,455)
Net increase (decrease) in net assets resulting from operations	253,602,458	(301,312,394)
Distributions to shareholders from net investment income	(614,827)	(11,887,776)
Distributions to shareholders from net realized gain	-	(334,486)
Total distributions	(614,827)	(12,222,262)
Share transactions - net increase (decrease)	(52,398,800)	494,877,505
Redemption fees	22,373	113,075
Total increase (decrease) in net assets	200,611,204	181,455,924

Net Assets
Beginning of period	901,833,182	720,377,258
End of period (including undistributed net investment income of $10,933,778 and undistributed net investment income of $512,356, respectively)	$ 1,102,444,386	$ 901,833,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.94	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.54	.67	.53	(.01)
Net realized and unrealized gain (loss)	12.38	(19.19)	7.29	1.28
Total from investment operations	12.92	(18.52)	7.82	1.27
Distributions from net investment income	(.02)	(.66)	(.42)	-
Distributions from net realized gain	-	(.02)	(2.44)	-
Total distributions	(.02)	(.68) L	(2.86)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.84	$ 43.94	$ 63.13	$ 58.16
Total Return B, C, D	29.42%	(29.43)%	13.38%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16% A	1.19%	1.19%	1.29% A
Expenses net of fee waivers, if any	1.16% A	1.19%	1.19%	1.29% A
Expenses net of all reductions	1.16% A	1.18%	1.19%	1.28% A
Net investment income (loss)	2.14% A	1.27%	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,824	$ 121,193	$ 23,796	$ 986
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.75	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.46	.53	.36	(.01)
Net realized and unrealized gain (loss)	12.32	(19.12)	7.29	1.18
Total from investment operations	12.78	(18.59)	7.65	1.17
Distributions from net investment income	-	(.60)	(.35)	-
Distributions from net realized gain	-	-	(2.44)	-
Total distributions	-	(.60) L	(2.79)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.53	$ 43.75	$ 62.93	$ 58.06
Total Return B, C, D	29.21%	(29.61)%	13.11%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.46%	1.46%	1.61% A
Expenses net of fee waivers, if any	1.48% A	1.46%	1.46%	1.61% A
Expenses net of all reductions	1.47% A	1.46%	1.46%	1.60% A
Net investment income (loss)	1.83% A	.99%	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,871	$ 22,624	$ 6,298	$ 529
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.53	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.33	.26	.04	(.07)
Net realized and unrealized gain (loss)	12.23	(19.01)	7.27	1.18
Total from investment operations	12.56	(18.75)	7.31	1.11
Distributions from net investment income	-	(.42)	(.19)	-
Distributions from net realized gain	-	-	(2.44)	-
Total distributions	-	(.42) L	(2.63)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.09	$ 43.53	$ 62.69	$ 58.00
Total Return B, C, D	28.85%	(29.96)%	12.53%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.96%	1.96%	2.09% A
Expenses net of fee waivers, if any	1.99% A	1.96%	1.96%	2.09% A
Expenses net of all reductions	1.98% A	1.96%	1.96%	2.09% A
Net investment income (loss)	1.32% A	.50%	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,124	$ 14,929	$ 4,884	$ 226
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.46	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.34	.28	.06	(.08)
Net realized and unrealized gain (loss)	12.23	(19.00)	7.28	1.18
Total from investment operations	12.57	(18.72)	7.34	1.10
Distributions from net investment income	-	(.44)	(.29)	-
Distributions from net realized gain	-	-	(2.44)	-
Total distributions	-	(.44) L	(2.73)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.03	$ 43.46	$ 62.61	$ 57.99
Total Return B, C, D	28.92%	(29.94)%	12.58%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.93%	1.93%	2.14% A
Expenses net of fee waivers, if any	1.92% A	1.93%	1.93%	2.14% A
Expenses net of all reductions	1.92% A	1.93%	1.92%	2.14% A
Net investment income (loss)	1.38% A	.52%	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,702	$ 54,902	$ 19,791	$ 178
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 44.14	$ 63.25	$ 58.13	$ 52.18	$ 51.42	$ 46.50
Income from Investment Operations
Net investment income (loss) E	.60	.88	.71	.56	.50	.29
Net realized and unrealized gain (loss)	12.43	(19.31)	7.30	8.88	3.25	4.90
Total from investment operations	13.03	(18.43)	8.01	9.44	3.75	5.19
Distributions from net investment income	(.04)	(.67)	(.46)	(.32)	(.44)	(.29)
Distributions from net realized gain	-	(.03)	(2.44)	(3.18)	(2.56)	-
Total distributions	(.04)	(.69) K	(2.90)	(3.50)	(3.00)	(.29)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 57.13	$ 44.14	$ 63.25	$ 58.13	$ 52.18	$ 51.42
Total Return B, C, D	29.53%	(29.23)%	13.72%	18.43%	7.50%	11.24%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.91%	.91%	1.01%	1.04%	1.06%
Expenses net of fee waivers, if any	.95% A	.91%	.90%	.99%	1.04%	1.06%
Expenses net of all reductions	.95% A	.90%	.90%	.98%	1.03%	1.05%
Net investment income (loss)	2.35% A	1.55%	1.12%	.99%	.97%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 783,757	$ 657,263	$ 655,224	$ 374,930	$ 125,007	$ 139,328
Portfolio turnover rate G	79% A	70%	71%	99%	75%	86%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 44.07	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.61	.82	.74	.07
Net realized and unrealized gain (loss)	12.42	(19.23)	7.30	1.16
Total from investment operations	13.03	(18.41)	8.04	1.23
Distributions from net investment income	(.04)	(.73)	(.51)	-
Distributions from net realized gain	-	(.03)	(2.44)	-
Total distributions	(.04)	(.75) K	(2.95)	-
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 57.06	$ 44.07	$ 63.22	$ 58.12
Total Return B, C	29.59%	(29.22)%	13.77%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.91%	.85%	1.00% A
Expenses net of fee waivers, if any	.89% A	.91%	.85%	1.00% A
Expenses net of all reductions	.89% A	.91%	.84%	1.00% A
Net investment income (loss)	2.41% A	1.54%	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,167	$ 30,922	$ 10,384	$ 132
Portfolio turnover rate F	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 82,817,426
Unrealized depreciation	(84,873,359)
Net unrealized appreciation (depreciation)	$ (2,055,933)

Cost for federal income tax purposes	$ 1,106,390,565

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $384,629,536 and $427,183,767, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 185,011	$ 10,387
Class T	.25%	.25%	61,042	248
Class B	.75%	.25%	88,850	66,637
Class C	.75%	.25%	319,541	171,640
			$ 654,444	$ 248,912

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 68,269
Class T	7,265
Class B*	26,353
Class C*	15,162
$ 117,049

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 202,654.27
Class T	41,208.34
Class B	30,895.35
Class C	90,955.28
Consumer Staples	1,102,897.31
Institutional Class	42,495.26
	$ 1,511,104

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,313 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,525 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $101,728.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,341 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $95.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ 64,116	$ 1,409,006
Class T	-	273,000
Class B	-	118,536
Class C	-	437,729
Consumer Staples	520,869	9,279,861
Institutional Class	29,842	369,644
Total	$ 614,827	$ 11,887,776
From net realized gain
Class A	$ -	$ 11,953
Consumer Staples	-	317,666
Institutional Class	-	4,867
Total	$ -	$ 334,486

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	771,832	2,896,213	$ 37,694,902	$ 154,503,507
Reinvestment of distributions	1,253	27,496	59,722	1,327,859
Shares redeemed	(613,656)	(542,745)	(30,953,901)	(28,294,587)
Net increase (decrease)	159,429	2,380,964	$ 6,800,723	$ 127,536,779
Class T
Shares sold	118,299	520,546	$ 5,784,512	$ 27,382,626
Reinvestment of distributions	-	5,430	-	260,678
Shares redeemed	(160,049)	(108,963)	(7,770,192)	(5,646,618)
Net increase (decrease)	(41,750)	417,013	$ (1,985,680)	$ 21,996,686
Class B
Shares sold	71,794	323,554	$ 3,479,698	$ 17,593,411
Reinvestment of distributions	-	1,967	-	94,022
Shares redeemed	(56,038)	(60,442)	(2,757,319)	(3,153,125)
Net increase (decrease)	15,756	265,079	$ 722,379	$ 14,534,308
Class C
Shares sold	233,498	1,133,018	$ 11,224,492	$ 59,347,217
Reinvestment of distributions	-	6,095	-	290,992
Shares redeemed	(217,035)	(191,974)	(10,521,549)	(10,093,420)
Net increase (decrease)	16,463	947,139	$ 702,943	$ 49,544,789
Consumer Staples
Shares sold	3,083,928	13,482,265	$ 154,576,171	$ 765,828,751
Reinvestment of distributions	10,362	185,893	495,914	9,096,289
Shares redeemed	(4,267,648)	(9,136,327)	(208,285,984)	(521,761,725)
Net increase (decrease)	(1,173,358)	4,531,831	$ (53,213,899)	$ 253,163,315
Institutional Class
Shares sold	217,929	760,504	$ 10,631,114	$ 40,084,673
Reinvestment of distributions	321	4,038	15,363	196,481
Shares redeemed	(321,108)	(227,140)	(16,071,743)	(12,179,526)
Net increase (decrease)	(102,858)	537,402	$ (5,425,266)	$ 28,101,628

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Select Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.22%
Actual		$ 1,000.00	$ 1,214.10	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.50%
Actual		$ 1,000.00	$ 1,212.50	$ 8.37
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	1.99%
Actual		$ 1,000.00	$ 1,209.40	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.97%
Actual		$ 1,000.00	$ 1,209.30	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Gold	.99%
Actual		$ 1,000.00	$ 1,215.80	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,215.30	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Barrick Gold Corp.	10.0	8.7
Goldcorp, Inc.	9.9	7.8
AngloGold Ashanti Ltd. sponsored ADR	7.1	3.8
Newcrest Mining Ltd.	7.1	6.0
Agnico-Eagle Mines Ltd. (Canada)	6.7	6.2
Kinross Gold Corp.	4.8	4.3
Newmont Mining Corp.	4.7	9.8
Randgold Resources Ltd. sponsored ADR	4.5	4.3
Yamana Gold, Inc.	4.2	4.2
Lihir Gold Ltd.	3.8	3.7
	62.8
Top Industries (% of fund's net assets)
As of August 31, 2009
Gold	92.2%
Precious Metals & Minerals	3.3%
Diversified Metals & Mining	2.4%
Coal & Consumable Fuels	0.5%
Steel	0.3%
All Others*	1.3%

As of February 28, 2009
Gold	84.7%
Precious Metals & Minerals	3.3%
Diversified Metals & Mining	1.5%
Coal & Consumable Fuels	1.2%
Steel	0.9%
All Others*	8.4%

* Includes short-term investments and net other assets.

Semiannual Report

Select Gold Portfolio

Consolidated Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value
Australia - 8.7%
METALS & MINING - 8.7%
Gold - 8.7%
Andean Resources Ltd. (a)	3,408,018	$ 6,109,097
Avoca Resources Ltd. (a)	478,642	708,253
Centamin Egypt Ltd. (a)	3,347,000	4,658,966
Newcrest Mining Ltd.	7,290,648	184,999,869
Sino Gold Mining Ltd. (a)(c)	4,450,726	25,176,553
Troy Resources NL (a)(d)	2,300,000	3,929,289
		225,582,027
Bermuda - 0.7%
METALS & MINING - 0.7%
Precious Metals & Minerals - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	4,192,252	18,318,826
Canada - 48.8%
METALS & MINING - 48.8%
Diversified Metals & Mining - 0.1%
Anatolia Minerals Development Ltd. (a)	70,000	149,644
Exeter Resource Corp. (a)	30,000	93,185
Kimber Resources, Inc. (a)	16,100	8,825
Kimber Resources, Inc. (a)(d)	3,888,000	2,131,189
Kimber Resources, Inc. warrants 3/11/10 (a)(d)	1,944,000	18
Rubicon Minerals Corp. (a)	40,000	122,054
		2,504,915
Gold - 47.8%
Agnico-Eagle Mines Ltd. (Canada)	3,035,400	174,120,926
Alamos Gold, Inc. (a)	2,183,800	19,272,344
Andina Minerals, Inc. (a)	60,000	78,385
Aquiline Resources, Inc. (a)	915,500	1,856,760
Aquiline Resources, Inc. (a)(d)	2,324,600	4,714,610
Aurizon Mines Ltd. (a)	1,419,600	6,199,240
B2Gold Corp. (a)	20,000	12,790
Barrick Gold Corp.	7,502,119	258,934,819
Detour Gold Corp. (a)(d)	615,000	5,730,861
Eldorado Gold Corp. (a)	5,992,300	61,860,945
European Goldfields Ltd. (a)	799,600	2,498,293
Franco-Nevada Corp.	1,469,300	37,813,065
Gammon Gold, Inc. (a)	1,007,500	6,765,143
Goldcorp, Inc.	7,044,300	256,712,157
Golden Star Resources Ltd. (a)(c)	3,875,769	10,268,345
Great Basin Gold Ltd. (a)(c)	5,107,900	7,186,338

	Shares	Value
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000	$ 287,320
Guyana Goldfields, Inc. (a)	818,000	3,362,872
IAMGOLD Corp.	4,319,000	50,189,731
Jaguar Mining, Inc. (a)	860,500	8,427,334
Kinross Gold Corp.	6,485,100	123,113,811
Minefinders Corp. Ltd. (a)	1,100,000	9,858,396
New Gold, Inc. (a)(c)	2,536,900	8,621,659
New Gold, Inc. warrants 4/3/12 (a)(d)	2,928,500	80,262
Northgate Minerals Corp. (a)	2,124,900	4,736,667
Osisko Mining Corp. (a)	522,000	3,414,508
Osisko Mining Corp. (a)(d)	2,000,000	13,082,405
Osisko Mining Corp. warrants 11/17/09 (a)(d)	1,000,000	1,690,115
Red Back Mining, Inc. (a)	2,800,800	29,092,907
Red Back Mining, Inc. (a)(d)	1,059,500	11,005,404
San Gold Corp. (a)	891,400	2,491,946
Seabridge Gold, Inc. (a)	202,700	5,681,681
SEMAFO, Inc. (a)	726,100	1,459,364
Ventana Gold Corp. (a)	2,000	8,862
Yamana Gold, Inc.	11,840,900	108,932,818
		1,239,563,083
Precious Metals & Minerals - 0.9%
Etruscan Resources, Inc. (a)	1,216,800	255,677
Etruscan Resources, Inc. (a)(d)	1,549,400	325,564
Etruscan Resources, Inc. warrants 11/2/10 (a)(d)	774,700	7,077
Pan American Silver Corp. (a)	525,000	10,206,003
Silver Standard Resources, Inc. (a)	721,800	13,129,546
		23,923,867
TOTAL METALS & MINING		1,265,991,865
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zhaojin Mining Industry Co. Ltd. (H Shares)	3,641,000	5,167,571
Zijin Mining Group Co. Ltd. (H Shares)	47,514,000	39,725,528
		44,893,099
Luxembourg - 0.3%
METALS & MINING - 0.3%
Steel - 0.3%
ArcelorMittal SA (NY Shares) Class A	200,700	7,150,941
Papua New Guinea - 3.8%
METALS & MINING - 3.8%
Gold - 3.8%
Lihir Gold Ltd. (a)	41,810,881	97,928,338
Common Stocks - continued
	Shares	Value
Peru - 0.8%
METALS & MINING - 0.8%
Precious Metals & Minerals - 0.8%
Compania de Minas Buenaventura SA sponsored ADR	780,000	$ 19,710,600
Russia - 0.2%
METALS & MINING - 0.2%
Gold - 0.2%
Polyus Gold OJSC sponsored ADR	255,000	5,049,000
South Africa - 12.8%
METALS & MINING - 12.8%
Gold - 11.9%
AngloGold Ashanti Ltd. sponsored ADR	4,815,952	185,028,876
Gold Fields Ltd. sponsored ADR (c)	6,053,659	73,067,664
Harmony Gold Mining Co. Ltd.	1,549,000	14,520,067
Harmony Gold Mining Co. Ltd. sponsored ADR	3,736,800	35,125,920
		307,742,527
Precious Metals & Minerals - 0.9%
Impala Platinum Holdings Ltd.	988,212	23,092,746
TOTAL METALS & MINING		330,835,273
United Kingdom - 4.5%
METALS & MINING - 4.5%
Gold - 4.5%
Randgold Resources Ltd. sponsored ADR (c)	1,991,807	117,138,170
United States of America - 8.7%
METALS & MINING - 8.2%
Diversified Metals & Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	950,000	59,831,000
Gold - 5.9%
Allied Nevada Gold Corp. (a)(c)	290,800	2,352,572
Newmont Mining Corp.	3,034,750	121,966,603
Royal Gold, Inc.	614,413	24,379,908
US Gold Corp. (a)	1,165,900	3,252,861
		151,951,944
TOTAL METALS & MINING		211,782,944

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
CONSOL Energy, Inc.	206,400	$ 7,721,424
Massey Energy Co.	247,929	6,713,917
		14,435,341
TOTAL UNITED STATES OF AMERICA		226,218,285
TOTAL COMMON STOCKS (Cost $1,999,150,099)		2,358,816,424
Commodities - 7.7%
Troy Ounces
Gold Bullion (a) (Cost $185,693,200)	210,500	200,259,175
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	33,903,356	33,903,356
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	13,473,324	13,473,324
TOTAL MONEY MARKET FUNDS (Cost $47,376,680)		47,376,680
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,232,219,979)	2,606,452,279
NET OTHER ASSETS - (0.5)%	(14,148,602)
NET ASSETS - 100%	$ 2,592,303,677
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 42,696,794 or 1.6% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,264
Fidelity Securities Lending Cash Central Fund	304,694
Total	$ 444,958
Other Affiliated Issuers
Consolidated Subsidiary	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Value end of period
Fidelity Select Gold Cayman Ltd.	$ 154,880,326	$ 42,106,209	$ -	$ -	$ 200,209,492
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments
Equities:
Energy	$ 14,435,341	$ 14,435,341	$ -	$ -
Materials	2,344,381,083	2,329,860,998	14,520,085	-
Commodities	200,259,175	200,259,175	-	-
Money Market Funds	47,376,680	47,376,680	-	-
Total Investments	$ 2,606,452,279	$ 2,591,932,194	$ 14,520,085	$ -
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:
Investments
Beginning Balance	$ 30,448
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(23,371)
Cost of Purchases	0
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	(7,077)
Ending Balance	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any investment or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $88,413,227 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $39,003,106 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Select Gold Portfolio

Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,807,762) - See accompanying schedule: Unaffiliated issuers (cost $1,999,150,099)	$ 2,358,816,424
Fidelity Central Funds (cost $47,376,680)	47,376,680
Commodities (cost $185,693,200)	200,259,175
Total Investments (cost $2,232,219,979)		$ 2,606,452,279
Cash		6,461
Receivable for investments sold		102,474,414
Receivable for fund shares sold		6,365,888
Dividends receivable		1,023,042
Distributions receivable from Fidelity Central Funds		24,294
Prepaid expenses		4,044
Receivable from investment adviser for expense reductions		49,973
Other receivables		30,165
Total assets		2,716,430,560

Liabilities
Payable for investments purchased	$ 103,749,902
Payable for fund shares redeemed	4,703,734
Accrued management fee	1,253,620
Distribution fees payable	52,885
Other affiliated payables	806,913
Other payables and accrued expenses	86,505
Collateral on securities loaned, at value	13,473,324
Total liabilities		124,126,883

Net Assets		$ 2,592,303,677
Net Assets consist of:
Paid in capital		$ 2,373,326,632
Accumulated net investment loss		(5,070,140)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(150,365,525)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		374,412,710
Net Assets		$ 2,592,303,677

Consolidated Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,680,205 ÷ 1,695,473 shares)	$ 36.97

Maximum offering price per share (100/94.25 of $36.97)	$ 39.23
Class T: Net Asset Value and redemption price per share ($19,254,639 ÷ 523,111 shares)	$ 36.81

Maximum offering price per share (100/96.50 of $36.81)	$ 38.15
Class B: Net Asset Value and offering price per share ($13,742,335 ÷ 377,753 shares)A	$ 36.38

Class C: Net Asset Value and offering price per share ($25,554,279 ÷ 704,275 shares)A	$ 36.28

Gold: Net Asset Value, offering price and redemption price per share ($2,460,184,356 ÷ 65,982,899 shares)	$ 37.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,887,863 ÷ 292,265 shares)	$ 37.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 6,381,850
Interest		65
Income from Fidelity Central Funds		444,958
Total income		6,826,873

Expenses
Management fee	$ 7,017,189
Transfer agent fees	4,182,393
Distribution fees	280,588
Accounting and security lending fees	527,940
Custodian fees and expenses	142,007
Independent trustees' compensation	8,916
Registration fees	151,633
Audit	34,877
Legal	5,136
Miscellaneous	14,373
Total expenses before reductions	12,365,052
Expense reductions	(468,753)	11,896,299
Net investment income (loss)		(5,069,426)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	53,353,015
Foreign currency transactions	127,141
Total net realized gain (loss)		53,480,156
Change in net unrealized appreciation (depreciation) on: Investments	389,644,718
Assets and liabilities in foreign currencies	144,794
Total change in net unrealized appreciation (depreciation)		389,789,512
Net gain (loss)		443,269,668
Net increase (decrease) in net assets resulting from operations		$ 438,200,242

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,069,426)	$ (2,690,363)
Net realized gain (loss)	53,480,156	(179,917,786)
Change in net unrealized appreciation (depreciation)	389,789,512	(711,142,287)
Net increase (decrease) in net assets resulting from operations	438,200,242	(893,750,436)
Distributions to shareholders from net realized gain	-	(9,542,341)
Share transactions - net increase (decrease)	185,796,523	430,558,697
Redemption fees	243,152	852,427
Total increase (decrease) in net assets	624,239,917	(471,881,653)

Net Assets
Beginning of period	1,968,063,760	2,439,945,413
End of period (including accumulated net investment loss of $5,070,140 and accumulated net investment loss of $714, respectively)	$ 2,592,303,677	$ 1,968,063,760

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.45	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.11)	(.15)	(.15)	(.01)
Net realized and unrealized gain (loss)	6.63	(15.44)	15.00	(.07)
Total from investment operations	6.52	(15.59)	14.85	(.08)
Distributions from net investment income	-	-	(.19)	-
Distributions from net realized gain	-	(.17)	(5.01)	-
Total distributions	-	(.17)	(5.20)	-
Redemption fees added to paid in capital E	- K	.02	.01	.01
Net asset value, end of period	$ 36.97	$ 30.45	$ 46.19	$ 36.53
Total Return B, C, D	21.41%	(33.81)%	44.59%	(.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.21%	1.17%	1.13% A
Expenses net of fee waivers, if any	1.22% A	1.19%	1.17%	1.13% A
Expenses net of all reductions	1.20% A	1.15%	1.13%	1.10% A
Net investment income (loss)	(.63)% A	(.45)%	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,680	$ 39,144	$ 26,620	$ 1,857
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.36	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.16)	(.24)	(.25)	(.03)
Net realized and unrealized gain (loss)	6.61	(15.42)	15.05	(.09)
Total from investment operations	6.45	(15.66)	14.80	(.12)
Distributions from net investment income	-	-	(.16)	-
Distributions from net realized gain	-	(.17)	(4.97)	-
Total distributions	-	(.17)	(5.13)	-
Redemption fees added to paid in capital E	- K	.02	.01	.01
Net asset value, end of period	$ 36.81	$ 30.36	$ 46.17	$ 36.49
Total Return B, C, D	21.25%	(33.98)%	44.45%	(.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.47%	1.43%	1.46% A
Expenses net of fee waivers, if any	1.50% A	1.45%	1.43%	1.46% A
Expenses net of all reductions	1.49% A	1.41%	1.39%	1.43% A
Net investment income (loss)	(.91)% A	(.71)%	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,255	$ 15,284	$ 11,334	$ 1,093
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.08	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.24)	(.40)	(.45)	(.07)
Net realized and unrealized gain (loss)	6.54	(15.34)	14.95	(.08)
Total from investment operations	6.30	(15.74)	14.50	(.15)
Distributions from net investment income	-	-	(.16)	-
Distributions from net realized gain	-	(.17)	(4.84)	-
Total distributions	-	(.17)	(5.00)	-
Redemption fees added to paid in capital E	- K	.02	.01	.01
Net asset value, end of period	$ 36.38	$ 30.08	$ 45.97	$ 36.46
Total Return B, C, D	20.94%	(34.30)%	43.53%	(.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.01% A	1.97%	1.93%	1.96% A
Expenses net of fee waivers, if any	1.99% A	1.95%	1.93%	1.96% A
Expenses net of all reductions	1.97% A	1.89%	1.90%	1.93% A
Net investment income (loss)	(1.40)% A	(1.20)%	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,742	$ 8,421	$ 6,869	$ 902
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.00	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.24)	(.39)	(.45)	(.07)
Net realized and unrealized gain (loss)	6.52	(15.30)	14.91	(.10)
Total from investment operations	6.28	(15.69)	14.46	(.17)
Distributions from net investment income	-	-	(.17)	-
Distributions from net realized gain	-	(.17)	(4.89)	-
Total distributions	-	(.17)	(5.06)	-
Redemption fees added to paid in capital E	- K	.01	.01	.01
Net asset value, end of period	$ 36.28	$ 30.00	$ 45.85	$ 36.44
Total Return B, C, D	20.93%	(34.30)%	43.49%	(.44)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.00% A	1.97%	1.92%	2.02% A
Expenses net of fee waivers, if any	1.97% A	1.95%	1.92%	2.02% A
Expenses net of all reductions	1.96% A	1.89%	1.89%	1.99% A
Net investment income (loss)	(1.39)% A	(1.20)%	(1.12)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,554	$ 17,544	$ 10,835	$ 437
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights - Gold

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 30.67	$ 46.37	$ 36.54	$ 35.91	$ 27.46	$ 27.21
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	(.02)	.22 H	.04	.02 I
Net realized and unrealized gain (loss)	6.69	(15.51)	15.05	5.49	12.21	.18
Total from investment operations	6.62	(15.55)	15.03	5.71	12.25	.20
Distributions from net investment income	-	-	(.18)	(.02)	(.02)	-
Distributions from net realized gain	-	(.17)	(5.03)	(5.10)	(3.84)	-
Total distributions	-	(.17)	(5.21)	(5.12)	(3.86)	-
Redemption fees added to paid in capital E	- L	.02	.01	.04	.06	.05
Net asset value, end of period	$ 37.29	$ 30.67	$ 46.37	$ 36.54	$ 35.91	$ 27.46
Total Return B, C, D	21.58%	(33.59)%	45.10%	16.19%	48.84%	.92%
Ratios to Average Net Assets F, J
Expenses before reductions	1.01% A	.89%	.85%	.90%	.97%	1.00%
Expenses net of fee waivers, if any	.99% A	.87%	.85%	.90%	.97%	1.00%
Expenses net of all reductions	.97% A	.86%	.81%	.87%	.82%	.89%
Net investment income (loss)	(.40)% A	(.13)%	(.05)%	.62% H	.13%	.07% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,460,184	$ 1,881,600	$ 2,381,114	$ 1,473,400	$ 1,325,665	$ 705,216
Portfolio turnover rate G	38% A	42%	55%	85%	108%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 30.65	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	(.07)	(.05)	(.01)	.01
Net realized and unrealized gain (loss)	6.67	(15.49)	15.03	(.08)
Total from investment operations	6.60	(15.54)	15.02	(.07)
Distributions from net investment income	-	-	(.19)	-
Distributions from net realized gain	-	(.17)	(5.04)	-
Total distributions	-	(.17)	(5.23)	-
Redemption fees added to paid in capital E	- J	.02	.01	.01
Net asset value, end of period	$ 37.25	$ 30.65	$ 46.34	$ 36.54
Total Return B, C	21.53%	(33.59)%	45.10%	(.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	.91%	.83%	.94% A
Expenses net of fee waivers, if any	.98% A	.89%	.83%	.94% A
Expenses net of all reductions	.96% A	.86%	.79%	.91% A
Net investment income (loss)	(.39)% A	(.14)%	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,888	$ 6,070	$ 3,174	$ 385
Portfolio turnover rate F	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Gold and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the: Subsidiary"). The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Fund. As of Au-gust 31, 2009, the Fund held $200,209,492 in the Subsidiary, representing 7.7% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Consolidated Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Consolidated Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 498,227,819
Unrealized depreciation	(178,894,827)
Net unrealized appreciation (depreciation)	$ 319,332,992

Cost for federal income tax purposes	$ 2,287,119,287

Semiannual Report

4. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $753,204,564 and $439,784,420, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $278,883.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 65,437	$ 8,689
Class T	.25%	.25%	45,432	-
Class B	.75%	.25%	57,667	43,250
Class C	.75%	.25%	112,052	57,536
			$ 280,588	$ 109,475

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,601
Class T	7,823
Class B*	18,026
Class C*	11,367
$ 87,817

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 87,228.33
Class T	32,958.36
Class B	20,275.35
Class C	37,661.34
Gold	3,989,385.35
Institutional Class	14,886.34
	$ 4,182,393

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $587 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,708 and is reflected in Miscellaneous Expense on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $304,694.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $189,755 for the period In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $115.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net realized gain
Class A	$ -	$ 120,234
Class T	-	52,921
Class B	-	30,037
Class C	-	48,372
Gold	-	9,277,078
Institutional Class	-	13,699
Total	$ -	$ 9,542,341

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	684,939	1,309,698	$ 23,679,918	$ 44,660,266
Reinvestment of distributions	-	2,750	-	115,078
Shares redeemed	(274,879)	(603,399)	(9,372,744)	(19,759,071)
Net increase (decrease)	410,060	709,049	$ 14,307,174	$ 25,016,273
Class T
Shares sold	192,711	490,596	$ 6,633,843	$ 16,725,703
Reinvestment of distributions	-	1,250	-	52,336
Shares redeemed	(173,007)	(233,926)	(6,047,206)	(7,642,955)
Net increase (decrease)	19,704	257,920	$ 586,637	$ 9,135,084
Class B
Shares sold	137,636	268,687	$ 4,672,457	$ 9,041,240
Reinvestment of distributions	-	619	-	25,767
Shares redeemed	(39,814)	(138,798)	(1,368,495)	(4,716,395)
Net increase (decrease)	97,822	130,508	$ 3,303,962	$ 4,350,612
Class C
Shares sold	261,804	585,858	$ 8,890,761	$ 18,965,561
Reinvestment of distributions	-	1,077	-	44,699
Shares redeemed	(142,315)	(238,490)	(4,799,958)	(7,504,831)
Net increase (decrease)	119,489	348,445	$ 4,090,803	$ 11,505,429
Gold
Shares sold	20,258,568	46,487,078	$ 696,510,268	$ 1,611,564,135
Reinvestment of distributions	-	212,477	-	8,930,407
Shares redeemed	(15,619,146)	(36,708,151)	(536,516,645)	(1,244,304,895)
Net increase (decrease)	4,639,422	9,991,404	$ 159,993,623	$ 376,189,647
Institutional Class
Shares sold	188,897	256,180	$ 6,724,948	$ 8,523,938
Reinvestment of distributions	-	259	-	10,894
Shares redeemed	(94,677)	(126,881)	(3,210,624)	(4,173,180)
Net increase (decrease)	94,220	129,558	$ 3,514,324	$ 4,361,652

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Select Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.26%
Actual		$ 1,000.00	$ 1,699.10	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.41
Class T	1.53%
Actual		$ 1,000.00	$ 1,696.70	$ 10.40
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Class B	2.02%
Actual		$ 1,000.00	$ 1,692.80	$ 13.71
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Class C	2.02%
Actual		$ 1,000.00	$ 1,692.70	$ 13.71
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Materials	1.00%
Actual		$ 1,000.00	$ 1,701.20	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,701.20	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	7.9	6.4
Freeport-McMoRan Copper & Gold, Inc.	7.6	5.0
Dow Chemical Co.	7.5	0.0
Praxair, Inc.	5.8	4.4
Monsanto Co.	5.1	15.5
Air Products & Chemicals, Inc.	4.4	1.5
Celanese Corp. Class A	4.3	2.1
Nucor Corp.	4.2	0.0
Weyerhaeuser Co.	2.7	2.7
Owens-Illinois, Inc.	2.6	1.4
	52.1
Top Industries (% of fund's net assets)
As of August 31, 2009
Chemicals	52.9%
Metals & Mining	22.3%
Containers & Packaging	8.6%
Construction Materials	4.0%
Paper & Forest Products	3.6%
All Others*	8.6%

As of February 28, 2009
Chemicals	56.4%
Metals & Mining	21.4%
Containers & Packaging	10.2%
Paper & Forest Products	2.7%
Construction Materials	2.4%
All Others*	6.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Materials Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
Masco Corp.	701,500	$ 10,157,720
CHEMICALS - 52.9%
Commodity Chemicals - 4.3%
Celanese Corp. Class A	752,106	19,156,140
Diversified Chemicals - 20.0%
Ashland, Inc.	280,900	10,303,412
Cabot Corp.	193,200	3,823,428
Dow Chemical Co.	1,573,418	33,498,069
E.I. du Pont de Nemours & Co.	1,107,000	35,346,513
Solutia, Inc. (a)	498,300	6,094,209
		89,065,631
Fertilizers & Agricultural Chemicals - 9.1%
Fertilizantes Fosfatados SA (PN)	272,100	2,547,374
Monsanto Co.	273,344	22,928,095
Terra Industries, Inc.	182,400	5,674,464
The Mosaic Co.	195,800	9,490,426
		40,640,359
Industrial Gases - 12.1%
Air Products & Chemicals, Inc.	263,300	19,755,399
Airgas, Inc.	177,500	8,253,750
Praxair, Inc.	335,641	25,716,813
		53,725,962
Specialty Chemicals - 7.4%
Albemarle Corp.	338,335	10,904,537
Cytec Industries, Inc.	151,369	4,373,050
H.B. Fuller Co.	198	3,909
Johnson Matthey PLC	78,260	1,804,142
Rockwood Holdings, Inc. (a)	160,000	3,259,200
Valspar Corp.	106,700	2,857,426
W.R. Grace & Co. (a)	592,900	9,919,217
		33,121,481
TOTAL CHEMICALS		235,709,573
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Commercial Printing - 0.2%
R.R. Donnelley & Sons Co.	63,500	1,132,840
CONSTRUCTION MATERIALS - 4.0%
Construction Materials - 4.0%
Cemex SA de CV sponsored ADR	62,300	827,344
CRH PLC	2,684	67,687
Eagle Materials, Inc.	133,500	3,515,055
Martin Marietta Materials, Inc.	63,000	5,517,540
Vulcan Materials Co. (c)	154,300	7,721,172
		17,648,798

	Shares	Value
CONTAINERS & PACKAGING - 8.6%
Metal & Glass Containers - 5.3%
Ball Corp.	101,950	$ 4,940,497
Crown Holdings, Inc. (a)	174,659	4,336,783
Greif, Inc. Class A	56,600	2,803,964
Owens-Illinois, Inc. (a)	334,400	11,349,536
		23,430,780
Paper Packaging - 3.3%
Packaging Corp. of America	231,900	4,721,484
Temple-Inland, Inc. (c)	591,784	10,007,067
		14,728,551
TOTAL CONTAINERS & PACKAGING		38,159,331
FOOD PRODUCTS - 2.1%
Agricultural Products - 2.1%
Bunge Ltd.	89,800	6,017,498
Corn Products International, Inc.	106,100	3,146,926
Timbercorp Ltd.	75,129	2,795
		9,167,219
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
Pulte Homes, Inc.	90,967	1,162,558
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	279,390	1,346,660
METALS & MINING - 22.3%
Diversified Metals & Mining - 8.9%
Anglo American PLC (United Kingdom)	69,005	2,270,464
BHP Billiton PLC	41,926	1,111,234
Freeport-McMoRan Copper & Gold, Inc.	535,628	33,733,851
Teck Resources Ltd. Class B (sub. vtg.) (a)	108,700	2,623,656
		39,739,205
Gold - 6.0%
Agnico-Eagle Mines Ltd. (Canada)	70,600	4,049,857
AngloGold Ashanti Ltd. sponsored ADR	66,400	2,551,088
Harmony Gold Mining Co. Ltd.	274,900	2,576,867
Newcrest Mining Ltd.	213,345	5,413,620
Newmont Mining Corp.	135,300	5,437,707
Randgold Resources Ltd. sponsored ADR	63,700	3,746,197
Yamana Gold, Inc.	296,400	2,726,793
		26,502,129
Precious Metals & Minerals - 0.9%
Aquarius Platinum Ltd. (United Kingdom)	286,200	1,250,604
Impala Platinum Holdings Ltd.	125,955	2,943,343
		4,193,947
Steel - 6.5%
Nucor Corp.	417,700	18,604,358
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	100,100	$ 3,697,694
Steel Dynamics, Inc.	387,000	6,404,850
		28,706,902
TOTAL METALS & MINING		99,142,183
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. (a)	56,719	1,832,591
Massey Energy Co.	75,891	2,055,128
SouthGobi Energy Resources Ltd. (a)	29,100	329,655
		4,217,374
PAPER & FOREST PRODUCTS - 3.6%
Forest Products - 2.7%
Weyerhaeuser Co.	326,300	12,200,357
Paper Products - 0.9%
Schweitzer-Mauduit International, Inc.	79,100	3,890,138
TOTAL PAPER & FOREST PRODUCTS		16,090,495
TOTAL COMMON STOCKS (Cost $402,609,322)		433,934,751
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	22,720,527	$ 22,720,527
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	8,943,050	8,943,050
TOTAL MONEY MARKET FUNDS (Cost $31,663,577)		31,663,577
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $434,272,899)	465,598,328
NET OTHER ASSETS - (4.6)%	(20,335,757)
NET ASSETS - 100%	$ 445,262,571
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,120
Fidelity Securities Lending Cash Central Fund	12,677
Total	$ 38,797
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,162,558	$ 1,162,558	$ -	$ -
Consumer Staples	9,167,219	9,164,424	-	2,795
Energy	4,217,374	4,217,374	-	-
Industrials	12,637,220	12,637,220	-	-
Materials	406,750,380	404,173,513	2,576,867	-
Money Market Funds	31,663,577	31,663,577	-	-
Total Investments in Securities:	$ 465,598,328	$ 463,018,666	$ 2,576,867	$ 2,795
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(102,508)
Cost of Purchases	105,303
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 2,795
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (102,508)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
Canada	2.2%
United Kingdom	2.0%
South Africa	1.8%
Bermuda	1.7%
Australia	1.2%
Others (individually less than 1%)	1.1%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $47,480,166 all of which will expire on February 28, 2017.

A capital loss carryforward of approximately $7,051,816 was acquired from the Select Paper and Forest Products Portfolio, of which $1,659,402 and $5,392,414 will expire on February 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $26,181,120 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,617,877) - See accompanying schedule: Unaffiliated issuers (cost $402,609,322)	$ 433,934,751
Fidelity Central Funds (cost $31,663,577)	31,663,577
Total Investments (cost $434,272,899)		$ 465,598,328
Receivable for investments sold		7,520,947
Receivable for fund shares sold		2,724,889
Dividends receivable		685,142
Distributions receivable from Fidelity Central Funds		7,110
Prepaid expenses		643
Other receivables		5,953
Total assets		476,543,012

Liabilities
Payable for investments purchased	$ 20,480,956
Payable for fund shares redeemed	1,483,802
Accrued management fee	200,442
Distribution fees payable	27,672
Other affiliated payables	106,610
Other payables and accrued expenses	37,909
Collateral on securities loaned, at value	8,943,050
Total liabilities		31,280,441

Net Assets		$ 445,262,571
Net Assets consist of:
Paid in capital		$ 466,715,621
Undistributed net investment income		963,199
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,739,328)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		31,323,079
Net Assets		$ 445,262,571

Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,357,224 ÷ 668,444 shares)	$ 46.91

Maximum offering price per share (100/94.25 of $46.91)	$ 49.77
Class T: Net Asset Value and redemption price per share ($11,290,680 ÷ 241,705 shares)	$ 46.71

Maximum offering price per share (100/96.50 of $46.71)	$ 48.40
Class B: Net Asset Value and offering price per share ($6,214,194 ÷ 134,277 shares)A	$ 46.28

Class C: Net Asset Value and offering price per share ($13,865,067 ÷ 300,027 shares)A	$ 46.21

Materials: Net Asset Value, offering price and redemption price per share ($378,626,999 ÷ 8,061,384 shares)	$ 46.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,908,407 ÷ 83,216 shares)	$ 46.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,466,752
Interest		10,741
Income from Fidelity Central Funds		38,797
Total income		2,516,290

Expenses
Management fee	$ 804,016
Transfer agent fees	459,964
Distribution fees	117,910
Accounting and security lending fees	55,987
Custodian fees and expenses	20,701
Independent trustees' compensation	950
Registration fees	65,354
Audit	25,695
Legal	942
Miscellaneous	2,004
Total expenses before reductions	1,553,523
Expense reductions	(6,304)	1,547,219
Net investment income (loss)		969,071
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,355,695
Foreign currency transactions	3,145
Total net realized gain (loss)		24,358,840
Change in net unrealized appreciation (depreciation) on: Investment securities	100,487,875
Assets and liabilities in foreign currencies	(1,766)
Total change in net unrealized appreciation (depreciation)		100,486,109
Net gain (loss)		124,844,949
Net increase (decrease) in net assets resulting from operations		$ 125,814,020

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 969,071	$ 2,259,809
Net realized gain (loss)	24,358,840	(75,667,547)
Change in net unrealized appreciation (depreciation)	100,486,109	(119,409,812)
Net increase (decrease) in net assets resulting from operations	125,814,020	(192,817,550)
Distributions to shareholders from net investment income	(356,230)	(976,789)
Share transactions - net increase (decrease)	167,652,500	(41,426,103)
Redemption fees	32,231	46,748
Total increase (decrease) in net assets	293,142,521	(235,173,694)

Net Assets
Beginning of period	152,120,050	387,293,744
End of period (including undistributed net investment income of $963,199 and undistributed net investment income of $350,358, respectively)	$ 445,262,571	$ 152,120,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.65	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.10	.22	.46	.17
Net realized and unrealized gain (loss)	19.21	(29.46)	8.05	3.93
Total from investment operations	19.31	(29.24)	8.51	4.10
Distributions from net investment income	(.05)	(.12)	(.32)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.05)	(.12)	(2.53) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.91	$ 27.65	$ 57.00	$ 51.01
Total Return B, C, D	69.91%	(51.30)%	16.79%	8.76%
Ratios to Average Net Assets F, I
Expenses before reductions	1.26% A	1.21%	1.21%	1.50% A
Expenses net of fee waivers, if any	1.26% A	1.21%	1.21%	1.40% A
Expenses net of all reductions	1.26% A	1.20%	1.21%	1.38% A
Net investment income (loss)	.50% A	.47%	.83%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,357	$ 10,796	$ 12,522	$ 1,018
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.532 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.56	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.05	.10	.32	.11
Net realized and unrealized gain (loss)	19.14	(29.32)	8.00	3.87
Total from investment operations	19.19	(29.22)	8.32	3.98
Distributions from net investment income	(.04)	(.03)	(.21)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.04)	(.03)	(2.42) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.71	$ 27.56	$ 56.80	$ 50.89
Total Return B, C, D	69.67%	(51.43)%	16.45%	8.51%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.46%	1.46%	1.80% A
Expenses net of fee waivers, if any	1.53% A	1.46%	1.46%	1.65% A
Expenses net of all reductions	1.53% A	1.46%	1.46%	1.62% A
Net investment income (loss)	.24% A	.22%	.57%	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,291	$ 4,944	$ 6,850	$ 707
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.417 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.35	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.05)	(.12)	.04	.06
Net realized and unrealized gain (loss)	18.99	(29.13)	7.98	3.84
Total from investment operations	18.94	(29.25)	8.02	3.90
Distributions from net investment income	(.01)	-	(.04)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.01)	-	(2.25) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.28	$ 27.35	$ 56.59	$ 50.81
Total Return B, C, D	69.28%	(51.67)%	15.89%	8.34%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	1.95%	1.97%	2.26% A
Expenses net of fee waivers, if any	2.02% A	1.95%	1.97%	2.15% A
Expenses net of all reductions	2.01% A	1.95%	1.96%	2.12% A
Net investment income (loss)	(.25)% A	(.27) %	.07%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,214	$ 2,601	$ 4,173	$ 662
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.253 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.31	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.05)	(.13)	.04	.09
Net realized and unrealized gain (loss)	18.96	(29.07)	7.97	3.81
Total from investment operations	18.91	(29.20)	8.01	3.90
Distributions from net investment income	(.01)	-	(.12)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.01)	-	(2.33) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.21	$ 27.31	$ 56.50	$ 50.81
Total Return B, C, D	69.27%	(51.66)%	15.87%	8.34%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	1.95%	1.96%	2.31% A
Expenses net of fee waivers, if any	2.02% A	1.95%	1.96%	2.15% A
Expenses net of all reductions	2.01% A	1.95%	1.96%	2.13% A
Net investment income (loss)	(.25)% A	(.27) %	.07%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,865	$ 5,509	$ 8,743	$ 547
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.334 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 27.66	$ 57.01	$ 50.92	$ 46.35	$ 40.78	$ 35.99
Income from Investment Operations
Net investment income (loss) E	.15	.38	.64	.42	.32	.15
Net realized and unrealized gain (loss)	19.22	(29.54)	8.01	9.36	6.40	5.47
Total from investment operations	19.37	(29.16)	8.65	9.78	6.72	5.62
Distributions from net investment income	(.06)	(.20)	(.36)	(.48)	(.25)	(.12)
Distributions from net realized gain	-	-	(2.21)	(4.79)	(.93)	(.74)
Total distributions	(.06)	(.20)	(2.57) L	(5.27)	(1.18)	(.86)
Redemption fees added to paid in capital E	- K	.01	.01	.06	.03	.03
Net asset value, end of period	$ 46.97	$ 27.66	$ 57.01	$ 50.92	$ 46.35	$ 40.78
Total Return B, C, D	70.12%	(51.15)%	17.10%	22.29%	17.01%	16.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	.90%	.91%	1.01%	1.05%	1.06%
Expenses net of fee waivers, if any	1.00% A	.90%	.90%	.98%	1.05%	1.06%
Expenses net of all reductions	1.00% A	.90%	.89%	.96%	1.01%	1.02%
Net investment income (loss)	.76% A	.78%	1.14%	.87%	.78%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 378,627	$ 127,551	$ 353,185	$ 230,147	$ 169,523	$ 144,442
Portfolio turnover rate G	131% A, I	117%	77%	185%	124%	89%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.573 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 27.66	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	.16	.38	.64	.08
Net realized and unrealized gain (loss)	19.21	(29.53)	8.01	3.92
Total from investment operations	19.37	(29.15)	8.65	4.00
Distributions from net investment income	(.06)	(.20)	(.36)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.06)	(.20)	(2.57) L	-
Redemption fees added to paid in capital D	- K	.01	.01	.01
Net asset value, end of period	$ 46.97	$ 27.66	$ 57.00	$ 50.91
Total Return B, C	70.12%	(51.15)%	17.08%	8.55%
Ratios to Average Net Assets E, H
Expenses before reductions	.99% A	.90%	.89%	1.06% A
Expenses net of fee waivers, if any	.99% A	.90%	.89%	1.06% A
Expenses net of all reductions	.99% A	.90%	.89%	1.04% A
Net investment income (loss)	.77% A	.78%	1.14%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,908	$ 719	$ 1,820	$ 119
Portfolio turnover rate F	131% A, I	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.565 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Materials, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 54,082,530
Unrealized depreciation	(28,996,494)
Net unrealized appreciation (depreciation)	$ 25,086,036

Cost for federal income tax purposes	$ 440,512,292

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $334,807,689 and $187,065,746, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 25,731	$ 1,693
Class T	.25%	.25%	21,096	242
Class B	.75%	.25%	21,731	16,299
Class C	.75%	.25%	49,352	15,173
			$ 117,910	$ 33,407

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,412
Class T	4,811
Class B*	4,422
Class C*	2,982
$ 49,627

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 34,063.33
Class T	14,592.35
Class B	7,280.34
Class C	16,534.34
Materials	384,283.32
Institutional Class	3,212.31
	$ 459,964

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,145 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $375 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,677.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,255 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $49.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ 22,026	$ 43,307
Class T	7,740	5,182
Class B	1,387	-
Class C	2,899	-
Materials	320,060	923,202
Institutional Class	2,118	5,098
Total	$ 356,230	$ 976,789

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	394,687	400,579	$ 15,730,734	$ 21,052,656
Reinvestment of distributions	580	1,376	20,382	40,415
Shares redeemed	(117,270)	(231,192)	(4,620,479)	(9,966,206)
Net increase (decrease)	277,997	170,763	$ 11,130,637	$ 11,126,865
Class T
Shares sold	96,506	127,856	$ 3,609,367	$ 6,586,988
Reinvestment of distributions	212	169	7,424	4,976
Shares redeemed	(34,413)	(69,236)	(1,340,191)	(3,081,211)
Net increase (decrease)	62,305	58,789	$ 2,276,600	$ 3,510,753
Class B
Shares sold	66,955	70,236	$ 2,585,263	$ 3,670,456
Reinvestment of distributions	31	-	1,088	-
Shares redeemed	(27,800)	(48,886)	(1,003,662)	(2,112,869)
Net increase (decrease)	39,186	21,350	$ 1,582,689	$ 1,557,587
Class C
Shares sold	161,101	186,111	$ 6,156,008	$ 9,519,248
Reinvestment of distributions	69	(8)	2,406	(480)
Shares redeemed	(62,864)	(139,135)	(2,327,042)	(5,956,182)
Net increase (decrease)	98,306	46,968	$ 3,831,372	$ 3,562,586
Materials
Shares sold	4,859,088	3,524,569	$ 201,042,949	$ 186,250,882
Issued in exchange for shares of Select Paper and Forest Products Portfolio	337,332	-	13,304,373	-
Reinvestment of distributions	8,476	29,537	298,029	866,336
Shares redeemed	(1,755,353)	(5,137,192)	(68,153,993)	(248,168,306)
Net increase (decrease)	3,449,543	(1,583,086)	$ 146,491,358	$ (61,051,088)
Institutional Class
Shares sold	66,929	41,845	$ 2,714,301	$ 2,204,347
Reinvestment of distributions	52	156	1,816	4,588
Shares redeemed	(9,755)	(47,942)	(376,273)	(2,341,741)
Net increase (decrease)	57,226	(5,941)	$ 2,339,844	$ (132,806)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Merger Information.

On June 19, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Select Paper and Forest Products Portfolio pursuant to an agreement and plan of reorganization approved by the Board of Trustees on November 18, 2008. The acquisition was accomplished by an exchange of 337,332 shares of Materials (the original retail class of shares of Select Materials Portfolio), for 697,705 shares then outstanding (valued at $19.07) of Select Paper and Forest Products Portfolio. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Select Paper and Forest Products Portfolio's net assets, including $3,465,168 of unrealized depreciation, were combined with the Fund's net assets of $314,623,676 for total net assets after the acquisition of $327,928,049.

Semiannual Report

Select Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.27%
Actual		$ 1,000.00	$ 1,317.50	$ 7.42
Hypothetical A		$ 1,000.00	$ 1,018.80	$ 6.46
Class T	1.55%
Actual		$ 1,000.00	$ 1,315.60	$ 9.05
Hypothetical A		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.02%
Actual		$ 1,000.00	$ 1,312.20	$ 11.77
Hypothetical A		$ 1,000.00	$ 1,015.02	$ 10.26
Class C	2.01%
Actual		$ 1,000.00	$ 1,312.60	$ 11.72
Hypothetical A		$ 1,000.00	$ 1,015.07	$ 10.21
Telecommunications	1.02%
Actual		$ 1,000.00	$ 1,319.10	$ 5.96
Hypothetical A		$ 1,000.00	$ 1,020.06	$ 5.19
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,319.70	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	23.5	7.4
Verizon Communications, Inc.	17.4	11.1
American Tower Corp. Class A	4.8	2.9
Sprint Nextel Corp.	4.7	12.7
MTN Group Ltd.	3.0	1.6
Qwest Communications International, Inc.	3.0	4.8
Clearwire Corp. Class A	2.9	0.0
tw telecom, inc.	2.7	3.2
Virgin Media, Inc.	2.5	4.6
Crown Castle International Corp.	2.5	1.2
	67.0
Top Industries (% of fund's net assets)
As of August 31, 2009
Diversified Telecommunication Services	61.9%
Wireless Telecommunication Services	23.7%
Media	9.3%
Communications Equipment	2.1%
Software	1.2%
All Others*	1.8%

As of February 28, 2009
Diversified Telecommunication Services	41.3%
Wireless Telecommunication Services	33.9%
Media	12.2%
Communications Equipment	4.6%
Software	2.5%
All Others*	5.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Telecommunications Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.1%
Communications Equipment - 2.1%
Aruba Networks, Inc. (a)	392	$ 3,571
F5 Networks, Inc. (a)	1,600	55,184
Infinera Corp. (a)	75,300	527,100
Juniper Networks, Inc. (a)	2,100	48,447
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	1,700	40,103
Sandvine Corp. (a)	3,200	3,274
Sonus Networks, Inc. (a)	56,800	119,848
Starent Networks Corp. (a)	243,074	4,919,818
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	5,748
		5,723,093
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	302,778
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	2,875
NetApp, Inc. (a)	700	15,925
Synaptics, Inc. (a)	450	11,601
		30,401
TOTAL COMPUTERS & PERIPHERALS		333,179
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.9%
Alternative Carriers - 7.9%
Cable & Wireless PLC	19,405	46,883
Clearwire Corp. Class A (a)(c)	1,029,741	7,887,816
Cogent Communications Group, Inc. (a)	64,802	625,339
Global Crossing Ltd. (a)	302,586	3,401,067
Iliad Group SA	7,760	795,029
Level 3 Communications, Inc. (a)	1,166,176	1,399,411
PAETEC Holding Corp. (a)	73,600	206,080
tw telecom, inc. (a)	643,057	7,363,003
		21,724,628
Integrated Telecommunication Services - 54.0%
AT&T, Inc.	2,490,019	64,864,994
BT Group PLC	5,351	12,145
Cbeyond, Inc. (a)	175,998	2,527,331
CenturyTel, Inc.	23,290	750,637
China Telecom Corp. Ltd. sponsored ADR (c)	108,400	5,596,692
China Unicom (Hong Kong) Ltd. sponsored ADR	462,600	6,476,400
Cincinnati Bell, Inc. (a)	225,000	749,250
Deutsche Telekom AG (Reg.)	180,481	2,404,770
FairPoint Communications, Inc. (c)	34,149	27,661
Hellenic Telecommunications Organization SA	163	2,501
PT Telkomunikasi Indonesia Tbk Series B	355,900	296,582
Qwest Communications International, Inc. (c)	2,322,989	8,339,531

	Shares	Value
Telecom Italia SpA sponsored ADR (c)	116,926	$ 1,888,355
Telefonica SA	400	10,115
Telefonica SA sponsored ADR	75,100	5,691,078
Telenor ASA (a)	4,400	41,347
Telenor ASA sponsored ADR (a)	35,500	997,550
Telkom SA Ltd.	4,400	24,551
Verizon Communications, Inc.	1,549,124	48,084,809
Vimpel Communications sponsored ADR (a)	1,200	18,528
Windstream Corp.	73,415	629,167
		149,433,994
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		171,158,622
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	13,748
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Google, Inc. Class A (a)	90	41,550
SAVVIS, Inc.	26,799	454,511
		496,061
MEDIA - 9.3%
Cable & Satellite - 9.3%
Cablevision Systems Corp. - NY Group Class A	170,900	3,817,906
Comcast Corp. Class A	378,300	5,795,556
Dish TV India Ltd. (a)	5,888	5,768
Liberty Global, Inc. Class A (a)	92,500	2,024,825
Net Servicos de Comunicacao SA sponsored ADR	132,800	1,402,368
The DIRECTV Group, Inc. (a)(c)	230,609	5,709,879
Virgin Media, Inc.	616,900	7,051,167
		25,807,469
SOFTWARE - 1.2%
Application Software - 1.1%
Gameloft (a)(c)	748,486	3,079,810
Nuance Communications, Inc. (a)	800	9,864
Synchronoss Technologies, Inc. (a)	5,863	62,324
		3,151,998
Home Entertainment Software - 0.1%
Glu Mobile, Inc. (a)	113,614	152,243
TOTAL SOFTWARE		3,304,241
WIRELESS TELECOMMUNICATION SERVICES - 23.7%
Wireless Telecommunication Services - 23.7%
America Movil SAB de CV Series L sponsored ADR	400	18,060
American Tower Corp. Class A (a)	420,300	13,302,495
Centennial Communications Corp. Class A (a)	89,400	676,758
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
China Mobile (Hong Kong) Ltd. sponsored ADR	56,900	$ 2,800,618
Crown Castle International Corp. (a)	254,483	6,835,413
Idea Cellular Ltd. (a)	3,710	6,180
Leap Wireless International, Inc. (a)	25,958	428,047
MetroPCS Communications, Inc. (a)	145,000	1,154,200
MTN Group Ltd.	509,725	8,353,677
NII Holdings, Inc. (a)	185,900	4,407,689
NTELOS Holdings Corp.	632	10,245
NTT DoCoMo, Inc.	906	1,394,743
PT Indosat Tbk	1,600	833
Rogers Communications, Inc. Class B (non-vtg.)	2,200	60,577
SBA Communications Corp. Class A (a)	164,082	3,956,017
Sprint Nextel Corp. (a)	3,561,930	13,036,664
Syniverse Holdings, Inc. (a)	30,468	544,463
Telephone & Data Systems, Inc.	14,940	393,968
Virgin Mobile USA, Inc. Class A (a)	600	2,826
Vivo Participacoes SA sponsored ADR	75,225	1,712,121
Vodafone Group PLC sponsored ADR	296,900	6,448,668
		65,544,262
TOTAL COMMON STOCKS (Cost $324,419,316)		272,380,675
Money Market Funds - 10.7%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	5,021,457	$ 5,021,457
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	24,503,991	24,503,991
TOTAL MONEY MARKET FUNDS (Cost $29,525,448)		29,525,448
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $353,944,764)	301,906,123
NET OTHER ASSETS - (9.2)%	(25,406,266)
NET ASSETS - 100%	$ 276,499,857
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,348
Fidelity Securities Lending Cash Central Fund	90,073
Total	$ 107,421
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,807,469	$ 25,807,469	$ -	$ -
Information Technology	9,870,322	9,870,322	-	-
Telecommunication Services	236,702,884	232,881,111	3,821,773	-
Money Market Funds	29,525,448	29,525,448	-	-
Total Investments in Securities:	$ 301,906,123	$ 298,084,350	$ 3,821,773	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(666)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	666
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (666)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.1%
Hong Kong	3.3%
South Africa	3.0%
United Kingdom	2.3%
Spain	2.0%
China	2.0%
France	1.4%
Bermuda	1.2%
Brazil	1.1%
Others (individually less than 1%)	2.6%
100.0%
Income Tax Information

At February 28, 2009, the fund had a capital loss carryforward of approximately $431,464,468 of which $205,830,514, $161,866,685, $11,764,473 and $52,002,796 will expire on February 28, 2010, February 28, 2011, February 29, 2012 and February 28, 2017, respectively.

The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $16,930,578 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,041,436) - See accompanying schedule: Unaffiliated issuers (cost $324,419,316)	$ 272,380,675
Fidelity Central Funds (cost $29,525,448)	29,525,448
Total Investments (cost $353,944,764)		$ 301,906,123
Receivable for fund shares sold		188,784
Dividends receivable		240,800
Distributions receivable from Fidelity Central Funds		6,073
Prepaid expenses		615
Other receivables		75,370
Total assets		302,417,765

Liabilities
Payable for fund shares redeemed	$ 1,167,357
Accrued management fee	131,426
Distribution fees payable	3,627
Other affiliated payables	89,470
Other payables and accrued expenses	22,037
Collateral on securities loaned, at value	24,503,991
Total liabilities		25,917,908

Net Assets		$ 276,499,857
Net Assets consist of:
Paid in capital		$ 783,623,903
Undistributed net investment income		1,086,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(456,155,758)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(52,054,621)
Net Assets		$ 276,499,857

Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,925,669 ÷ 111,938 shares)	$ 35.07

Maximum offering price per share (100/94.25 of $35.07)	$ 37.21
Class T: Net Asset Value and redemption price per share ($1,665,222 ÷ 47,485 shares)	$ 35.07

Maximum offering price per share (100/96.50 of $35.07)	$ 36.34
Class B: Net Asset Value and offering price per share ($657,790 ÷ 18,772 shares)A	$ 35.04

Class C: Net Asset Value and offering price per share ($1,935,797 ÷ 55,153 shares)A	$ 35.10

Telecommunications: Net Asset Value, offering price and redemption price per share ($267,442,739 ÷ 7,594,438 shares)	$ 35.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($872,640 ÷ 24,778 shares)	$ 35.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,063,024
Interest		21
Income from Fidelity Central Funds		107,421
Total income		4,170,466

Expenses
Management fee	$ 762,351
Transfer agent fees	472,513
Distribution fees	16,621
Accounting and security lending fees	54,114
Custodian fees and expenses	11,256
Independent trustees' compensation	1,066
Registration fees	46,434
Audit	23,748
Legal	2,515
Interest	157
Miscellaneous	2,005
Total expenses before reductions	1,392,780
Expense reductions	(8,770)	1,384,010
Net investment income (loss)		2,786,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,167,132
Foreign currency transactions	2,280
Total net realized gain (loss)		1,169,412
Change in net unrealized appreciation (depreciation) on: Investment securities	65,258,216
Assets and liabilities in foreign currencies	(2,217)
Total change in net unrealized appreciation (depreciation)		65,255,999
Net gain (loss)		66,425,411
Net increase (decrease) in net assets resulting from operations		$ 69,211,867

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,786,456	$ 2,191,887
Net realized gain (loss)	1,169,412	(72,731,263)
Change in net unrealized appreciation (depreciation)	65,255,999	(37,714,452)
Net increase (decrease) in net assets resulting from operations	69,211,867	(108,253,828)
Distributions to shareholders from net investment income	-	(2,892,731)
Distributions to shareholders from net realized gain	(402,567)	(1,435,678)
Total distributions	(402,567)	(4,328,409)
Share transactions - net increase (decrease)	7,918,386	(28,183,681)
Redemption fees	6,437	6,604
Total increase (decrease) in net assets	76,734,123	(140,759,314)

Net Assets
Beginning of period	199,765,734	340,525,048
End of period (including undistributed net investment income of $1,086,333 and distributions in excess of net investment income of $1,700,123, respectively)	$ 276,499,857	$ 199,765,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.66	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.30	.22	.26	- K
Net realized and unrealized gain (loss)	8.16	(15.60)	(8.08)	3.15
Total from investment operations	8.46	(15.38)	(7.82)	3.15
Distributions from net investment income	-	(.35) M	(.51)	-
Distributions from net realized gain	(.05)	(.18) M	-	-
Total distributions	(.05)	(.52) L	(.51)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.07	$ 26.66	$ 42.56	$ 50.89
Total Return B, C, D	31.75%	(36.16)%	(15.55)%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.21%	1.20%	1.23% A
Expenses net of fee waivers, if any	1.27% A	1.21%	1.20%	1.23% A
Expenses net of all reductions	1.27% A	1.21%	1.19%	1.22% A
Net investment income (loss)	1.82% A	.61%	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,926	$ 2,112	$ 2,791	$ 658
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.68	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.26	.12	.12	(.02)
Net realized and unrealized gain (loss)	8.16	(15.56)	(8.07)	3.14
Total from investment operations	8.42	(15.44)	(7.95)	3.12
Distributions from net investment income	-	(.24) M	(.42)	-
Distributions from net realized gain	(.03)	(.13) M	-	-
Total distributions	(.03)	(.37) L	(.42)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.07	$ 26.68	$ 42.49	$ 50.86
Total ReturnB, C, D	31.56%	(36.34)%	(15.78)%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.49%	1.46%	1.54% A
Expenses net of fee waivers, if any	1.55% A	1.49%	1.46%	1.54% A
Expenses net of all reductions	1.55% A	1.48%	1.45%	1.53% A
Net investment income (loss)	1.54% A	.33%	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,665	$ 620	$ 1,270	$ 560
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.71	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	(.05)	(.14)	(.05)
Net realized and unrealized gain (loss)	8.16	(15.49)	(8.04)	3.11
Total from investment operations	8.34	(15.54)	(8.18)	3.06
Distributions from net investment income	-	(.11) M	(.20)	-
Distributions from net realized gain	(.01)	(.06) M	-	-
Total distributions	(.01)	(.17) L	(.20)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.04	$ 26.71	$ 42.42	$ 50.80
Total ReturnB, C, D	31.22%	(36.64)%	(16.18)%	6.41%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.02% A	1.97%	1.95%	2.05% A
Expenses net of fee waivers, if any	2.02% A	1.97%	1.95%	2.05% A
Expenses net of all reductions	2.01% A	1.96%	1.94%	2.05% A
Net investment income (loss)	1.07% A	(.15)%	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 658	$ 363	$ 741	$ 291
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.76	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	(.05)	(.14)	(.07)
Net realized and unrealized gain (loss)	8.18	(15.50)	(8.03)	3.14
Total from investment operations	8.36	(15.55)	(8.17)	3.07
Distributions from net investment income	-	(.07) M	(.22)	-
Distributions from net realized gain	(.02)	(.05) M	-	-
Total distributions	(.02)	(.11) L	(.22)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.10	$ 26.76	$ 42.42	$ 50.81
Total ReturnB, C, D	31.26%	(36.64)%	(16.17)%	6.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.01% A	1.97%	1.95%	2.07% A
Expenses net of fee waivers, if any	2.01% A	1.97%	1.95%	2.07% A
Expenses net of all reductions	2.01% A	1.96%	1.94%	2.06% A
Net investment income (loss)	1.08% A	(.14)%	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,936	$ 371	$ 902	$ 332
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 26.74	$ 42.70	$ 50.91	$ 41.97	$ 34.83	$ 35.79
Income from Investment Operations
Net investment income (loss) E	.34	.30	.43	.61 H	.36	.49 I
Net realized and unrealized gain (loss)	8.19	(15.65)	(8.12)	8.85	7.11	(.96)
Total from investment operations	8.53	(15.35)	(7.69)	9.46	7.47	(.47)
Distributions from net investment income	-	(.41) N	(.52)	(.53)	(.33)	(.49)
Distributions from net realized gain	(.05)	(.20) N	-	-	-	-
Total distributions	(.05)	(.61) M	(.52)	(.53)	(.33)	(.49)
Redemption fees added to paid in capital E	- L	- L	- L	.01	- L	- L
Net asset value, end of period	$ 35.22	$ 26.74	$ 42.70	$ 50.91	$ 41.97	$ 34.83
Total ReturnB, C, D	31.91%	(36.00)%	(15.30)%	22.69%	21.54%	(1.40)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.02% A	.97%	.91%	.99%	1.05%	1.09%
Expenses net of fee waivers, if any	1.02% A	.97%	.90%	.97%	1.05%	1.09%
Expenses net of all reductions	1.01% A	.96%	.90%	.97%	.96%	1.02%
Net investment income (loss)	2.08% A	.85%	.79%	1.34% H	.96%	1.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,443	$ 196,231	$ 334,565	$ 624,427	$ 402,334	$ 333,642
Portfolio turnover rate G	126% A	168%	134%	162%	148%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. I Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. N The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 26.73	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.37	.34	.45	.16
Net realized and unrealized gain (loss)	8.17	(15.67)	(8.09)	3.01
Total from investment operations	8.54	(15.33)	(7.64)	3.17
Distributions from net investment income	-	(.40) L	(.62)	-
Distributions from net realized gain	(.05)	(.20) L	-	-
Total distributions	(.05)	(.59) K	(.62)	-
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 35.22	$ 26.73	$ 42.65	$ 50.91
Total ReturnB, C	31.97%	(35.99)%	(15.23)%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.91%	.83%	.98% A
Expenses net of fee waivers, if any	.89% A	.91%	.83%	.98% A
Expenses net of all reductions	.88% A	.90%	.83%	.97% A
Net investment income (loss)	2.21% A	.91%	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 873	$ 68	$ 256	$ 114
Portfolio turnover rate F	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political, uncertainties, and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. the Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences resulted in distribution reclassifications for the period ended February 28, 2009.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, non-taxable dividends, deferred trustee compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,072,614
Unrealized depreciation	(77,132,020)
Net unrealized appreciation (depreciation)	$ (59,059,406)
Cost for federal income tax purposes	$ 360,965,529

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $180,885,981 and $163,149,847, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,251	$ 178
Class T	.25%	.25%	3,022	327
Class B	.75%	.25%	2,833	2,124
Class C	.75%	.25%	6,515	1,998
			$ 16,621	$ 4,627

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,570
Class T	851
Class B*	2,582
Class C*	143
$ 9,146

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,966.35
Class T	2,314.38
Class B	990.35
Class C	2,239.34
Telecommunications	460,604.35
Institutional Class	400.22
	$ 472,513

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $478 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,365,000.44%		$ 157

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $421 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $90,073.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,710 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $60.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ -	$ 25,664
Class T	-	8,592
Class B	-	2,117
Class C	-	1,365
Telecommunications	-	4,183,665
Institutional Class	-	1,823
Total	$ -	$ 4,223,226
From net realized gain
Class A	$ 4,245	$ 735
Class T	827	357
Class B	139	203
Class C	504	204
Telecommunications	396,621	103,644
Institutional Class	231	40
Total	$ 402,567	$ 105,183

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	60,025	74,621	$ 1,984,384	$ 2,094,308
Reinvestment of distributions	127	895	4,001	24,776
Shares redeemed	(27,426)	(61,881)	(919,910)	(2,346,705)
Net increase (decrease)	32,726	13,635	$ 1,068,475	$ (227,621)
Class T
Shares sold	29,611	9,634	$ 971,351	$ 334,058
Reinvestment of distributions	17	320	549	8,637
Shares redeemed	(5,396)	(16,594)	(170,551)	(641,649)
Net increase (decrease)	24,232	(6,640)	$ 801,349	$ (298,954)
Class B
Shares sold	12,044	4,801	$ 396,107	$ 166,647
Reinvestment of distributions	4	82	130	2,207
Shares redeemed	(6,860)	(8,780)	(218,509)	(330,007)
Net increase (decrease)	5,188	(3,897)	$ 177,728	$ (161,153)
Class C
Shares sold	46,250	5,551	$ 1,535,388	$ 174,242
Reinvestment of distributions	10	51	321	1,354
Shares redeemed	(4,983)	(12,987)	(167,015)	(456,301)
Net increase (decrease)	41,277	(7,385)	$ 1,368,694	$ (280,705)
Telecommunications
Shares sold	2,215,390	1,724,964	$ 68,555,512	$ 54,824,085
Reinvestment of distributions	12,071	146,701	382,273	4,105,779
Shares redeemed	(1,972,268)	(2,367,928)	(65,194,059)	(86,013,313)
Net increase (decrease)	255,193	(496,263)	$ 3,743,726	$ (27,083,449)
Institutional Class
Shares sold	26,332	477	$ 895,782	$ 15,601
Reinvestment of distributions	3	51	98	1,477
Shares redeemed	(4,117)	(3,964)	(137,466)	(148,877)
Net increase (decrease)	22,218	(3,436)	$ 758,414	$ (131,799)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Consumer Staples
Select Gold
Select Materials
Select Telecommunications

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For each of Consumer Staples Portfolio, Gold Portfolio, and Telecommunications Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of the retail class and Class B of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively.

For Materials Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Materials (retail class) and Class C of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Fidelity Materials (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively.

Consumer Staples Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Consumer Staples (retail class) of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Gold Portfolio

The Board stated that the investment performance of Fidelity Gold (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Materials Portfolio

The Board stated that the investment performance of Fidelity Materials (retail class) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Telecommunications Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. For each fund, the Board reviewed the year-to-date performance of the retail class through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Consumer Staples Portfolio

Gold Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class of each of Consumer Staples Portfolio and Gold Portfolio ranked below its competitive median for 2008.

For each of Materials Portfolio and Telecommunications Portfolio, the Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

ASGMT-USAN-1009
1.855653.102

Fidelity Advisor
Focus Funds®
Institutional Class

Fidelity Advisor Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Consumer Staples	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Consolidated Investments
	<Click Here>	Consolidated Financial Statements
	<Click Here>	Notes to the Consolidated Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.16%
Actual		$ 1,000.00	$ 1,294.20	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.48%
Actual		$ 1,000.00	$ 1,292.10	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.99%
Actual		$ 1,000.00	$ 1,288.50	$ 11.48
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.92%
Actual		$ 1,000.00	$ 1,289.20	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Consumer Staples	.95%
Actual		$ 1,000.00	$ 1,295.30	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,295.90	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	11.5	15.1
CVS Caremark Corp.	8.0	6.2
PepsiCo, Inc.	6.9	8.9
The Coca-Cola Co.	6.6	9.8
Wal-Mart Stores, Inc.	5.0	6.5
British American Tobacco PLC sponsored ADR	4.9	4.1
Nestle SA (Reg.)	3.7	4.1
Altria Group, Inc.	3.5	1.5
Molson Coors Brewing Co. Class B	3.2	2.6
Kroger Co.	3.0	1.5
	56.3
Top Industries (% of fund's net assets)
As of August 31, 2009
Beverages	29.5%
Food & Staples Retailing	21.4%
Food Products	14.7%
Household Products	14.6%
Tobacco	11.9%
All Others*	7.9%

As of February 28, 2009
Beverages	33.4%
Food & Staples Retailing	19.0%
Household Products	18.6%
Food Products	14.0%
Tobacco	8.1%
All Others*	6.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Consumer Staples Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BEVERAGES - 29.5%
Brewers - 6.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	252,611	$ 2,761,696
Anheuser-Busch InBev SA NV	650,520	28,086,771
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	72,800	5,428,696
Molson Coors Brewing Co. Class B	743,235	35,214,474
SABMiller PLC	650	15,090
		71,506,727
Distillers & Vintners - 3.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,976,273	29,229,078
Diageo PLC sponsored ADR	215,100	13,344,804
Pernod Ricard SA	984	76,703
Remy Cointreau SA	700	28,000
		42,678,585
Soft Drinks - 19.1%
Coca-Cola Enterprises, Inc.	903,300	18,255,693
Coca-Cola FEMSA SAB de CV sponsored ADR	116,500	5,193,570
Coca-Cola Icecek AS	388,332	2,718,143
Cott Corp. (a)	21,000	134,679
Dr Pepper Snapple Group, Inc. (a)	752,731	19,902,208
Embotelladora Andina SA sponsored ADR	308,241	5,283,251
Fomento Economico Mexicano SAB de CV sponsored ADR	69,090	2,513,494
Pepsi Bottling Group, Inc.	261,723	9,351,363
PepsiCo, Inc.	1,335,205	75,666,067
The Coca-Cola Co.	1,482,915	72,321,765
		211,340,233
TOTAL BEVERAGES		325,525,545
FOOD & STAPLES RETAILING - 21.4%
Drug Retail - 10.7%
CVS Caremark Corp.	2,359,473	88,527,427
Walgreen Co.	889,534	30,137,412
		118,664,839
Food Retail - 5.7%
Kroger Co.	1,558,732	33,653,024
Safeway, Inc.	1,428,032	27,204,010
The Pantry, Inc. (a)	114,209	1,730,266
		62,587,300
Hypermarkets & Super Centers - 5.0%
Wal-Mart Stores, Inc.	1,084,700	55,178,689
TOTAL FOOD & STAPLES RETAILING		236,430,828
FOOD PRODUCTS - 14.7%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	572,671	16,510,105
Bunge Ltd.	176,472	11,825,389

	Shares	Value
Corn Products International, Inc.	195,377	$ 5,794,882
SLC Agricola SA	300,900	2,424,373
Viterra, Inc. (a)	337,000	2,967,915
		39,522,664
Packaged Foods & Meats - 11.1%
Brasil Foods SA	1,000	22,320
Cadbury PLC sponsored ADR	116,993	4,421,165
Cermaq ASA (a)	384,600	2,760,929
Danone	101,710	5,531,014
Dean Foods Co. (a)	107,905	1,957,397
General Mills, Inc.	347,957	20,783,472
Lindt & Spruengli AG (c)	109	2,676,236
Nestle SA (Reg.)	990,589	41,140,851
PureCircle Ltd. (a)	3,400	16,191
Sadia SA ADR	1,000	8,800
Tyson Foods, Inc. Class A	910,385	10,915,516
Unilever NV (NY Shares)	1,165,612	32,555,543
		122,789,434
TOTAL FOOD PRODUCTS		162,312,098
HOUSEHOLD DURABLES - 0.1%
Housewares & Specialties - 0.1%
Newell Rubbermaid, Inc.	49,812	693,383
HOUSEHOLD PRODUCTS - 14.6%
Household Products - 14.6%
Colgate-Palmolive Co.	272,849	19,836,122
Energizer Holdings, Inc. (a)	214,705	14,048,148
Kimberly-Clark Corp.	1,001	60,520
Procter & Gamble Co.	2,344,311	126,850,669
		160,795,459
PERSONAL PRODUCTS - 3.3%
Personal Products - 3.3%
Avon Products, Inc.	940,625	29,977,719
Mead Johnson Nutrition Co. Class A	92,896	3,684,255
Natura Cosmeticos SA	173,600	2,790,049
		36,452,023
PHARMACEUTICALS - 2.5%
Pharmaceuticals - 2.5%
Johnson & Johnson	452,624	27,356,595
Perrigo Co.	1,000	29,520
		27,386,115
TOBACCO - 11.9%
Tobacco - 11.9%
Altria Group, Inc.	2,111,550	38,599,134
British American Tobacco PLC sponsored ADR	891,280	54,127,434
KT&G Corp.	37,434	2,017,061
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	732,800	$ 33,496,288
Souza Cruz Industria Comerico	82,600	2,637,522
		130,877,439
TOTAL COMMON STOCKS (Cost $1,069,544,213)		1,080,472,890
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.33% (d)	22,318,054	22,318,054
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	1,543,688	1,543,688
TOTAL MONEY MARKET FUNDS (Cost $23,861,742)		23,861,742
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,093,405,955)	1,104,334,632
NET OTHER ASSETS - (0.2)%	(1,890,246)
NET ASSETS - 100%	$ 1,102,444,386
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,193
Fidelity Securities Lending Cash Central Fund	101,728
Total	$ 141,921
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.8%
United Kingdom	6.5%
Switzerland	3.9%
Netherlands	3.0%
Belgium	2.5%
Brazil	1.3%
Bermuda	1.1%
Others (individually less than 1%)	2.9%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $14,179,345 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $20,196,973 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,451,483) - See accompanying schedule: Unaffiliated issuers (cost $1,069,544,213)	$ 1,080,472,890
Fidelity Central Funds (cost $23,861,742)	23,861,742
Total Investments (cost $1,093,405,955)		$ 1,104,334,632
Receivable for investments sold		2,004,765
Receivable for fund shares sold		1,485,846
Dividends receivable		2,097,015
Distributions receivable from Fidelity Central Funds		7,749
Prepaid expenses		2,607
Other receivables		4,313
Total assets		1,109,936,927

Liabilities
Payable for investments purchased	$ 1,670,440
Payable for fund shares redeemed	3,315,611
Accrued management fee	511,055
Distribution fees payable	120,765
Other affiliated payables	287,406
Other payables and accrued expenses	43,576
Collateral on securities loaned, at value	1,543,688
Total liabilities		7,492,541

Net Assets		$ 1,102,444,386
Net Assets consist of:
Paid in capital		$ 1,108,264,090
Undistributed net investment income		10,933,778
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,682,061)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,928,579
Net Assets		$ 1,102,444,386
Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($165,824,302 ÷ 2,917,341 shares)	$ 56.84

Maximum offering price per share (100/94.25 of $56.84)	$ 60.31
Class T: Net Asset Value and redemption price per share ($26,871,401 ÷ 475,340 shares)	$ 56.53

Maximum offering price per share (100/96.50 of $56.53)	$ 58.58
Class B: Net Asset Value and offering price per share ($20,123,771 ÷ 358,746 shares)A	$ 56.09

Class C: Net Asset Value and offering price per share ($71,701,550 ÷ 1,279,712 shares)A	$ 56.03

Consumer Staples: Net Asset Value, offering price and redemption price per share ($783,756,757 ÷ 13,717,822 shares)	$ 57.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,166,605 ÷ 598,799 shares)	$ 57.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 16,214,857
Interest		5
Income from Fidelity Central Funds		141,921
Total income		16,356,783

Expenses
Management fee	$ 2,791,138
Transfer agent fees	1,511,104
Distribution fees	654,444
Accounting and security lending fees	192,798
Custodian fees and expenses	62,199
Independent trustees' compensation	3,746
Registration fees	83,038
Audit	20,422
Legal	2,255
Miscellaneous	7,826
Total expenses before reductions	5,328,970
Expense reductions	(8,436)	5,320,534
Net investment income (loss)		11,036,249
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,690,100
Foreign currency transactions	1,151
Total net realized gain (loss)		22,691,251
Change in net unrealized appreciation (depreciation) on: Investment securities	219,872,928
Assets and liabilities in foreign currencies	2,030
Total change in net unrealized appreciation (depreciation)		219,874,958
Net gain (loss)		242,566,209
Net increase (decrease) in net assets resulting from operations		$ 253,602,458

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,036,249	$ 12,665,686
Net realized gain (loss)	22,691,251	(44,836,625)
Change in net unrealized appreciation (depreciation)	219,874,958	(269,141,455)
Net increase (decrease) in net assets resulting from operations	253,602,458	(301,312,394)
Distributions to shareholders from net investment income	(614,827)	(11,887,776)
Distributions to shareholders from net realized gain	-	(334,486)
Total distributions	(614,827)	(12,222,262)
Share transactions - net increase (decrease)	(52,398,800)	494,877,505
Redemption fees	22,373	113,075
Total increase (decrease) in net assets	200,611,204	181,455,924

Net Assets
Beginning of period	901,833,182	720,377,258
End of period (including undistributed net investment income of $10,933,778 and undistributed net investment income of $512,356, respectively)	$ 1,102,444,386	$ 901,833,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.94	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.54	.67	.53	(.01)
Net realized and unrealized gain (loss)	12.38	(19.19)	7.29	1.28
Total from investment operations	12.92	(18.52)	7.82	1.27
Distributions from net investment income	(.02)	(.66)	(.42)	-
Distributions from net realized gain	-	(.02)	(2.44)	-
Total distributions	(.02)	(.68) L	(2.86)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.84	$ 43.94	$ 63.13	$ 58.16
Total Return B, C, D	29.42%	(29.43)%	13.38%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16% A	1.19%	1.19%	1.29% A
Expenses net of fee waivers, if any	1.16% A	1.19%	1.19%	1.29% A
Expenses net of all reductions	1.16% A	1.18%	1.19%	1.28% A
Net investment income (loss)	2.14% A	1.27%	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,824	$ 121,193	$ 23,796	$ 986
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.75	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.46	.53	.36	(.01)
Net realized and unrealized gain (loss)	12.32	(19.12)	7.29	1.18
Total from investment operations	12.78	(18.59)	7.65	1.17
Distributions from net investment income	-	(.60)	(.35)	-
Distributions from net realized gain	-	-	(2.44)	-
Total distributions	-	(.60) L	(2.79)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.53	$ 43.75	$ 62.93	$ 58.06
Total Return B, C, D	29.21%	(29.61)%	13.11%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.46%	1.46%	1.61% A
Expenses net of fee waivers, if any	1.48% A	1.46%	1.46%	1.61% A
Expenses net of all reductions	1.47% A	1.46%	1.46%	1.60% A
Net investment income (loss)	1.83% A	.99%	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,871	$ 22,624	$ 6,298	$ 529
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.53	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.33	.26	.04	(.07)
Net realized and unrealized gain (loss)	12.23	(19.01)	7.27	1.18
Total from investment operations	12.56	(18.75)	7.31	1.11
Distributions from net investment income	-	(.42)	(.19)	-
Distributions from net realized gain	-	-	(2.44)	-
Total distributions	-	(.42) L	(2.63)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.09	$ 43.53	$ 62.69	$ 58.00
Total Return B, C, D	28.85%	(29.96)%	12.53%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.96%	1.96%	2.09% A
Expenses net of fee waivers, if any	1.99% A	1.96%	1.96%	2.09% A
Expenses net of all reductions	1.98% A	1.96%	1.96%	2.09% A
Net investment income (loss)	1.32% A	.50%	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,124	$ 14,929	$ 4,884	$ 226
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 43.46	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.34	.28	.06	(.08)
Net realized and unrealized gain (loss)	12.23	(19.00)	7.28	1.18
Total from investment operations	12.57	(18.72)	7.34	1.10
Distributions from net investment income	-	(.44)	(.29)	-
Distributions from net realized gain	-	-	(2.44)	-
Total distributions	-	(.44) L	(2.73)	-
Redemption fees added to paid in capital E	- K	.01	.01	- K
Net asset value, end of period	$ 56.03	$ 43.46	$ 62.61	$ 57.99
Total Return B, C, D	28.92%	(29.94)%	12.58%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.93%	1.93%	2.14% A
Expenses net of fee waivers, if any	1.92% A	1.93%	1.93%	2.14% A
Expenses net of all reductions	1.92% A	1.93%	1.92%	2.14% A
Net investment income (loss)	1.38% A	.52%	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,702	$ 54,902	$ 19,791	$ 178
Portfolio turnover rate G	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 44.14	$ 63.25	$ 58.13	$ 52.18	$ 51.42	$ 46.50
Income from Investment Operations
Net investment income (loss) E	.60	.88	.71	.56	.50	.29
Net realized and unrealized gain (loss)	12.43	(19.31)	7.30	8.88	3.25	4.90
Total from investment operations	13.03	(18.43)	8.01	9.44	3.75	5.19
Distributions from net investment income	(.04)	(.67)	(.46)	(.32)	(.44)	(.29)
Distributions from net realized gain	-	(.03)	(2.44)	(3.18)	(2.56)	-
Total distributions	(.04)	(.69) K	(2.90)	(3.50)	(3.00)	(.29)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 57.13	$ 44.14	$ 63.25	$ 58.13	$ 52.18	$ 51.42
Total Return B, C, D	29.53%	(29.23)%	13.72%	18.43%	7.50%	11.24%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.91%	.91%	1.01%	1.04%	1.06%
Expenses net of fee waivers, if any	.95% A	.91%	.90%	.99%	1.04%	1.06%
Expenses net of all reductions	.95% A	.90%	.90%	.98%	1.03%	1.05%
Net investment income (loss)	2.35% A	1.55%	1.12%	.99%	.97%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 783,757	$ 657,263	$ 655,224	$ 374,930	$ 125,007	$ 139,328
Portfolio turnover rate G	79% A	70%	71%	99%	75%	86%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 44.07	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.61	.82	.74	.07
Net realized and unrealized gain (loss)	12.42	(19.23)	7.30	1.16
Total from investment operations	13.03	(18.41)	8.04	1.23
Distributions from net investment income	(.04)	(.73)	(.51)	-
Distributions from net realized gain	-	(.03)	(2.44)	-
Total distributions	(.04)	(.75) K	(2.95)	-
Redemption fees added to paid in capital D	- J	.01	.01	- J
Net asset value, end of period	$ 57.06	$ 44.07	$ 63.22	$ 58.12
Total Return B, C	29.59%	(29.22)%	13.77%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.91%	.85%	1.00% A
Expenses net of fee waivers, if any	.89% A	.91%	.85%	1.00% A
Expenses net of all reductions	.89% A	.91%	.84%	1.00% A
Net investment income (loss)	2.41% A	1.54%	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,167	$ 30,922	$ 10,384	$ 132
Portfolio turnover rate F	79% A	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 82,817,426
Unrealized depreciation	(84,873,359)
Net unrealized appreciation (depreciation)	$ (2,055,933)

Cost for federal income tax purposes	$ 1,106,390,565

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $384,629,536 and $427,183,767, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 185,011	$ 10,387
Class T	.25%	.25%	61,042	248
Class B	.75%	.25%	88,850	66,637
Class C	.75%	.25%	319,541	171,640
			$ 654,444	$ 248,912

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 68,269
Class T	7,265
Class B*	26,353
Class C*	15,162
$ 117,049

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 202,654.27
Class T	41,208.34
Class B	30,895.35
Class C	90,955.28
Consumer Staples	1,102,897.31
Institutional Class	42,495.26
	$ 1,511,104

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,313 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,525 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $101,728.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,341 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $95.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ 64,116	$ 1,409,006
Class T	-	273,000
Class B	-	118,536
Class C	-	437,729
Consumer Staples	520,869	9,279,861
Institutional Class	29,842	369,644
Total	$ 614,827	$ 11,887,776
From net realized gain
Class A	$ -	$ 11,953
Consumer Staples	-	317,666
Institutional Class	-	4,867
Total	$ -	$ 334,486

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	771,832	2,896,213	$ 37,694,902	$ 154,503,507
Reinvestment of distributions	1,253	27,496	59,722	1,327,859
Shares redeemed	(613,656)	(542,745)	(30,953,901)	(28,294,587)
Net increase (decrease)	159,429	2,380,964	$ 6,800,723	$ 127,536,779
Class T
Shares sold	118,299	520,546	$ 5,784,512	$ 27,382,626
Reinvestment of distributions	-	5,430	-	260,678
Shares redeemed	(160,049)	(108,963)	(7,770,192)	(5,646,618)
Net increase (decrease)	(41,750)	417,013	$ (1,985,680)	$ 21,996,686
Class B
Shares sold	71,794	323,554	$ 3,479,698	$ 17,593,411
Reinvestment of distributions	-	1,967	-	94,022
Shares redeemed	(56,038)	(60,442)	(2,757,319)	(3,153,125)
Net increase (decrease)	15,756	265,079	$ 722,379	$ 14,534,308
Class C
Shares sold	233,498	1,133,018	$ 11,224,492	$ 59,347,217
Reinvestment of distributions	-	6,095	-	290,992
Shares redeemed	(217,035)	(191,974)	(10,521,549)	(10,093,420)
Net increase (decrease)	16,463	947,139	$ 702,943	$ 49,544,789
Consumer Staples
Shares sold	3,083,928	13,482,265	$ 154,576,171	$ 765,828,751
Reinvestment of distributions	10,362	185,893	495,914	9,096,289
Shares redeemed	(4,267,648)	(9,136,327)	(208,285,984)	(521,761,725)
Net increase (decrease)	(1,173,358)	4,531,831	$ (53,213,899)	$ 253,163,315
Institutional Class
Shares sold	217,929	760,504	$ 10,631,114	$ 40,084,673
Reinvestment of distributions	321	4,038	15,363	196,481
Shares redeemed	(321,108)	(227,140)	(16,071,743)	(12,179,526)
Net increase (decrease)	(102,858)	537,402	$ (5,425,266)	$ 28,101,628

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Select Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.22%
Actual		$ 1,000.00	$ 1,214.10	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.50%
Actual		$ 1,000.00	$ 1,212.50	$ 8.37
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	1.99%
Actual		$ 1,000.00	$ 1,209.40	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 10.11
Class C	1.97%
Actual		$ 1,000.00	$ 1,209.30	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Gold	.99%
Actual		$ 1,000.00	$ 1,215.80	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,215.30	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Barrick Gold Corp.	10.0	8.7
Goldcorp, Inc.	9.9	7.8
AngloGold Ashanti Ltd. sponsored ADR	7.1	3.8
Newcrest Mining Ltd.	7.1	6.0
Agnico-Eagle Mines Ltd. (Canada)	6.7	6.2
Kinross Gold Corp.	4.8	4.3
Newmont Mining Corp.	4.7	9.8
Randgold Resources Ltd. sponsored ADR	4.5	4.3
Yamana Gold, Inc.	4.2	4.2
Lihir Gold Ltd.	3.8	3.7
	62.8
Top Industries (% of fund's net assets)
As of August 31, 2009
Gold	92.2%
Precious Metals & Minerals	3.3%
Diversified Metals & Mining	2.4%
Coal & Consumable Fuels	0.5%
Steel	0.3%
All Others*	1.3%

As of February 28, 2009
Gold	84.7%
Precious Metals & Minerals	3.3%
Diversified Metals & Mining	1.5%
Coal & Consumable Fuels	1.2%
Steel	0.9%
All Others*	8.4%

* Includes short-term investments and net other assets.

Semiannual Report

Select Gold Portfolio

Consolidated Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value
Australia - 8.7%
METALS & MINING - 8.7%
Gold - 8.7%
Andean Resources Ltd. (a)	3,408,018	$ 6,109,097
Avoca Resources Ltd. (a)	478,642	708,253
Centamin Egypt Ltd. (a)	3,347,000	4,658,966
Newcrest Mining Ltd.	7,290,648	184,999,869
Sino Gold Mining Ltd. (a)(c)	4,450,726	25,176,553
Troy Resources NL (a)(d)	2,300,000	3,929,289
		225,582,027
Bermuda - 0.7%
METALS & MINING - 0.7%
Precious Metals & Minerals - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	4,192,252	18,318,826
Canada - 48.8%
METALS & MINING - 48.8%
Diversified Metals & Mining - 0.1%
Anatolia Minerals Development Ltd. (a)	70,000	149,644
Exeter Resource Corp. (a)	30,000	93,185
Kimber Resources, Inc. (a)	16,100	8,825
Kimber Resources, Inc. (a)(d)	3,888,000	2,131,189
Kimber Resources, Inc. warrants 3/11/10 (a)(d)	1,944,000	18
Rubicon Minerals Corp. (a)	40,000	122,054
		2,504,915
Gold - 47.8%
Agnico-Eagle Mines Ltd. (Canada)	3,035,400	174,120,926
Alamos Gold, Inc. (a)	2,183,800	19,272,344
Andina Minerals, Inc. (a)	60,000	78,385
Aquiline Resources, Inc. (a)	915,500	1,856,760
Aquiline Resources, Inc. (a)(d)	2,324,600	4,714,610
Aurizon Mines Ltd. (a)	1,419,600	6,199,240
B2Gold Corp. (a)	20,000	12,790
Barrick Gold Corp.	7,502,119	258,934,819
Detour Gold Corp. (a)(d)	615,000	5,730,861
Eldorado Gold Corp. (a)	5,992,300	61,860,945
European Goldfields Ltd. (a)	799,600	2,498,293
Franco-Nevada Corp.	1,469,300	37,813,065
Gammon Gold, Inc. (a)	1,007,500	6,765,143
Goldcorp, Inc.	7,044,300	256,712,157
Golden Star Resources Ltd. (a)(c)	3,875,769	10,268,345
Great Basin Gold Ltd. (a)(c)	5,107,900	7,186,338

	Shares	Value
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000	$ 287,320
Guyana Goldfields, Inc. (a)	818,000	3,362,872
IAMGOLD Corp.	4,319,000	50,189,731
Jaguar Mining, Inc. (a)	860,500	8,427,334
Kinross Gold Corp.	6,485,100	123,113,811
Minefinders Corp. Ltd. (a)	1,100,000	9,858,396
New Gold, Inc. (a)(c)	2,536,900	8,621,659
New Gold, Inc. warrants 4/3/12 (a)(d)	2,928,500	80,262
Northgate Minerals Corp. (a)	2,124,900	4,736,667
Osisko Mining Corp. (a)	522,000	3,414,508
Osisko Mining Corp. (a)(d)	2,000,000	13,082,405
Osisko Mining Corp. warrants 11/17/09 (a)(d)	1,000,000	1,690,115
Red Back Mining, Inc. (a)	2,800,800	29,092,907
Red Back Mining, Inc. (a)(d)	1,059,500	11,005,404
San Gold Corp. (a)	891,400	2,491,946
Seabridge Gold, Inc. (a)	202,700	5,681,681
SEMAFO, Inc. (a)	726,100	1,459,364
Ventana Gold Corp. (a)	2,000	8,862
Yamana Gold, Inc.	11,840,900	108,932,818
		1,239,563,083
Precious Metals & Minerals - 0.9%
Etruscan Resources, Inc. (a)	1,216,800	255,677
Etruscan Resources, Inc. (a)(d)	1,549,400	325,564
Etruscan Resources, Inc. warrants 11/2/10 (a)(d)	774,700	7,077
Pan American Silver Corp. (a)	525,000	10,206,003
Silver Standard Resources, Inc. (a)	721,800	13,129,546
		23,923,867
TOTAL METALS & MINING		1,265,991,865
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zhaojin Mining Industry Co. Ltd. (H Shares)	3,641,000	5,167,571
Zijin Mining Group Co. Ltd. (H Shares)	47,514,000	39,725,528
		44,893,099
Luxembourg - 0.3%
METALS & MINING - 0.3%
Steel - 0.3%
ArcelorMittal SA (NY Shares) Class A	200,700	7,150,941
Papua New Guinea - 3.8%
METALS & MINING - 3.8%
Gold - 3.8%
Lihir Gold Ltd. (a)	41,810,881	97,928,338
Common Stocks - continued
	Shares	Value
Peru - 0.8%
METALS & MINING - 0.8%
Precious Metals & Minerals - 0.8%
Compania de Minas Buenaventura SA sponsored ADR	780,000	$ 19,710,600
Russia - 0.2%
METALS & MINING - 0.2%
Gold - 0.2%
Polyus Gold OJSC sponsored ADR	255,000	5,049,000
South Africa - 12.8%
METALS & MINING - 12.8%
Gold - 11.9%
AngloGold Ashanti Ltd. sponsored ADR	4,815,952	185,028,876
Gold Fields Ltd. sponsored ADR (c)	6,053,659	73,067,664
Harmony Gold Mining Co. Ltd.	1,549,000	14,520,067
Harmony Gold Mining Co. Ltd. sponsored ADR	3,736,800	35,125,920
		307,742,527
Precious Metals & Minerals - 0.9%
Impala Platinum Holdings Ltd.	988,212	23,092,746
TOTAL METALS & MINING		330,835,273
United Kingdom - 4.5%
METALS & MINING - 4.5%
Gold - 4.5%
Randgold Resources Ltd. sponsored ADR (c)	1,991,807	117,138,170
United States of America - 8.7%
METALS & MINING - 8.2%
Diversified Metals & Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	950,000	59,831,000
Gold - 5.9%
Allied Nevada Gold Corp. (a)(c)	290,800	2,352,572
Newmont Mining Corp.	3,034,750	121,966,603
Royal Gold, Inc.	614,413	24,379,908
US Gold Corp. (a)	1,165,900	3,252,861
		151,951,944
TOTAL METALS & MINING		211,782,944

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
CONSOL Energy, Inc.	206,400	$ 7,721,424
Massey Energy Co.	247,929	6,713,917
		14,435,341
TOTAL UNITED STATES OF AMERICA		226,218,285
TOTAL COMMON STOCKS (Cost $1,999,150,099)		2,358,816,424
Commodities - 7.7%
Troy Ounces
Gold Bullion (a) (Cost $185,693,200)	210,500	200,259,175
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	33,903,356	33,903,356
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	13,473,324	13,473,324
TOTAL MONEY MARKET FUNDS (Cost $47,376,680)		47,376,680
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,232,219,979)	2,606,452,279
NET OTHER ASSETS - (0.5)%	(14,148,602)
NET ASSETS - 100%	$ 2,592,303,677
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 42,696,794 or 1.6% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,264
Fidelity Securities Lending Cash Central Fund	304,694
Total	$ 444,958
Other Affiliated Issuers
Consolidated Subsidiary	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Value end of period
Fidelity Select Gold Cayman Ltd.	$ 154,880,326	$ 42,106,209	$ -	$ -	$ 200,209,492
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments
Equities:
Energy	$ 14,435,341	$ 14,435,341	$ -	$ -
Materials	2,344,381,083	2,329,860,998	14,520,085	-
Commodities	200,259,175	200,259,175	-	-
Money Market Funds	47,376,680	47,376,680	-	-
Total Investments	$ 2,606,452,279	$ 2,591,932,194	$ 14,520,085	$ -
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:
Investments
Beginning Balance	$ 30,448
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(23,371)
Cost of Purchases	0
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	(7,077)
Ending Balance	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any investment or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $88,413,227 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $39,003,106 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Select Gold Portfolio

Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,807,762) - See accompanying schedule: Unaffiliated issuers (cost $1,999,150,099)	$ 2,358,816,424
Fidelity Central Funds (cost $47,376,680)	47,376,680
Commodities (cost $185,693,200)	200,259,175
Total Investments (cost $2,232,219,979)		$ 2,606,452,279
Cash		6,461
Receivable for investments sold		102,474,414
Receivable for fund shares sold		6,365,888
Dividends receivable		1,023,042
Distributions receivable from Fidelity Central Funds		24,294
Prepaid expenses		4,044
Receivable from investment adviser for expense reductions		49,973
Other receivables		30,165
Total assets		2,716,430,560

Liabilities
Payable for investments purchased	$ 103,749,902
Payable for fund shares redeemed	4,703,734
Accrued management fee	1,253,620
Distribution fees payable	52,885
Other affiliated payables	806,913
Other payables and accrued expenses	86,505
Collateral on securities loaned, at value	13,473,324
Total liabilities		124,126,883

Net Assets		$ 2,592,303,677
Net Assets consist of:
Paid in capital		$ 2,373,326,632
Accumulated net investment loss		(5,070,140)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(150,365,525)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		374,412,710
Net Assets		$ 2,592,303,677

Consolidated Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,680,205 ÷ 1,695,473 shares)	$ 36.97

Maximum offering price per share (100/94.25 of $36.97)	$ 39.23
Class T: Net Asset Value and redemption price per share ($19,254,639 ÷ 523,111 shares)	$ 36.81

Maximum offering price per share (100/96.50 of $36.81)	$ 38.15
Class B: Net Asset Value and offering price per share ($13,742,335 ÷ 377,753 shares)A	$ 36.38

Class C: Net Asset Value and offering price per share ($25,554,279 ÷ 704,275 shares)A	$ 36.28

Gold: Net Asset Value, offering price and redemption price per share ($2,460,184,356 ÷ 65,982,899 shares)	$ 37.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,887,863 ÷ 292,265 shares)	$ 37.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 6,381,850
Interest		65
Income from Fidelity Central Funds		444,958
Total income		6,826,873

Expenses
Management fee	$ 7,017,189
Transfer agent fees	4,182,393
Distribution fees	280,588
Accounting and security lending fees	527,940
Custodian fees and expenses	142,007
Independent trustees' compensation	8,916
Registration fees	151,633
Audit	34,877
Legal	5,136
Miscellaneous	14,373
Total expenses before reductions	12,365,052
Expense reductions	(468,753)	11,896,299
Net investment income (loss)		(5,069,426)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	53,353,015
Foreign currency transactions	127,141
Total net realized gain (loss)		53,480,156
Change in net unrealized appreciation (depreciation) on: Investments	389,644,718
Assets and liabilities in foreign currencies	144,794
Total change in net unrealized appreciation (depreciation)		389,789,512
Net gain (loss)		443,269,668
Net increase (decrease) in net assets resulting from operations		$ 438,200,242

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,069,426)	$ (2,690,363)
Net realized gain (loss)	53,480,156	(179,917,786)
Change in net unrealized appreciation (depreciation)	389,789,512	(711,142,287)
Net increase (decrease) in net assets resulting from operations	438,200,242	(893,750,436)
Distributions to shareholders from net realized gain	-	(9,542,341)
Share transactions - net increase (decrease)	185,796,523	430,558,697
Redemption fees	243,152	852,427
Total increase (decrease) in net assets	624,239,917	(471,881,653)

Net Assets
Beginning of period	1,968,063,760	2,439,945,413
End of period (including accumulated net investment loss of $5,070,140 and accumulated net investment loss of $714, respectively)	$ 2,592,303,677	$ 1,968,063,760

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.45	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.11)	(.15)	(.15)	(.01)
Net realized and unrealized gain (loss)	6.63	(15.44)	15.00	(.07)
Total from investment operations	6.52	(15.59)	14.85	(.08)
Distributions from net investment income	-	-	(.19)	-
Distributions from net realized gain	-	(.17)	(5.01)	-
Total distributions	-	(.17)	(5.20)	-
Redemption fees added to paid in capital E	- K	.02	.01	.01
Net asset value, end of period	$ 36.97	$ 30.45	$ 46.19	$ 36.53
Total Return B, C, D	21.41%	(33.81)%	44.59%	(.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.21%	1.17%	1.13% A
Expenses net of fee waivers, if any	1.22% A	1.19%	1.17%	1.13% A
Expenses net of all reductions	1.20% A	1.15%	1.13%	1.10% A
Net investment income (loss)	(.63)% A	(.45)%	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,680	$ 39,144	$ 26,620	$ 1,857
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.36	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.16)	(.24)	(.25)	(.03)
Net realized and unrealized gain (loss)	6.61	(15.42)	15.05	(.09)
Total from investment operations	6.45	(15.66)	14.80	(.12)
Distributions from net investment income	-	-	(.16)	-
Distributions from net realized gain	-	(.17)	(4.97)	-
Total distributions	-	(.17)	(5.13)	-
Redemption fees added to paid in capital E	- K	.02	.01	.01
Net asset value, end of period	$ 36.81	$ 30.36	$ 46.17	$ 36.49
Total Return B, C, D	21.25%	(33.98)%	44.45%	(.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.47%	1.43%	1.46% A
Expenses net of fee waivers, if any	1.50% A	1.45%	1.43%	1.46% A
Expenses net of all reductions	1.49% A	1.41%	1.39%	1.43% A
Net investment income (loss)	(.91)% A	(.71)%	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,255	$ 15,284	$ 11,334	$ 1,093
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.08	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.24)	(.40)	(.45)	(.07)
Net realized and unrealized gain (loss)	6.54	(15.34)	14.95	(.08)
Total from investment operations	6.30	(15.74)	14.50	(.15)
Distributions from net investment income	-	-	(.16)	-
Distributions from net realized gain	-	(.17)	(4.84)	-
Total distributions	-	(.17)	(5.00)	-
Redemption fees added to paid in capital E	- K	.02	.01	.01
Net asset value, end of period	$ 36.38	$ 30.08	$ 45.97	$ 36.46
Total Return B, C, D	20.94%	(34.30)%	43.53%	(.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.01% A	1.97%	1.93%	1.96% A
Expenses net of fee waivers, if any	1.99% A	1.95%	1.93%	1.96% A
Expenses net of all reductions	1.97% A	1.89%	1.90%	1.93% A
Net investment income (loss)	(1.40)% A	(1.20)%	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,742	$ 8,421	$ 6,869	$ 902
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 30.00	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.24)	(.39)	(.45)	(.07)
Net realized and unrealized gain (loss)	6.52	(15.30)	14.91	(.10)
Total from investment operations	6.28	(15.69)	14.46	(.17)
Distributions from net investment income	-	-	(.17)	-
Distributions from net realized gain	-	(.17)	(4.89)	-
Total distributions	-	(.17)	(5.06)	-
Redemption fees added to paid in capital E	- K	.01	.01	.01
Net asset value, end of period	$ 36.28	$ 30.00	$ 45.85	$ 36.44
Total Return B, C, D	20.93%	(34.30)%	43.49%	(.44)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.00% A	1.97%	1.92%	2.02% A
Expenses net of fee waivers, if any	1.97% A	1.95%	1.92%	2.02% A
Expenses net of all reductions	1.96% A	1.89%	1.89%	1.99% A
Net investment income (loss)	(1.39)% A	(1.20)%	(1.12)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,554	$ 17,544	$ 10,835	$ 437
Portfolio turnover rate G	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights - Gold

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 30.67	$ 46.37	$ 36.54	$ 35.91	$ 27.46	$ 27.21
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	(.02)	.22 H	.04	.02 I
Net realized and unrealized gain (loss)	6.69	(15.51)	15.05	5.49	12.21	.18
Total from investment operations	6.62	(15.55)	15.03	5.71	12.25	.20
Distributions from net investment income	-	-	(.18)	(.02)	(.02)	-
Distributions from net realized gain	-	(.17)	(5.03)	(5.10)	(3.84)	-
Total distributions	-	(.17)	(5.21)	(5.12)	(3.86)	-
Redemption fees added to paid in capital E	- L	.02	.01	.04	.06	.05
Net asset value, end of period	$ 37.29	$ 30.67	$ 46.37	$ 36.54	$ 35.91	$ 27.46
Total Return B, C, D	21.58%	(33.59)%	45.10%	16.19%	48.84%	.92%
Ratios to Average Net Assets F, J
Expenses before reductions	1.01% A	.89%	.85%	.90%	.97%	1.00%
Expenses net of fee waivers, if any	.99% A	.87%	.85%	.90%	.97%	1.00%
Expenses net of all reductions	.97% A	.86%	.81%	.87%	.82%	.89%
Net investment income (loss)	(.40)% A	(.13)%	(.05)%	.62% H	.13%	.07% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,460,184	$ 1,881,600	$ 2,381,114	$ 1,473,400	$ 1,325,665	$ 705,216
Portfolio turnover rate G	38% A	42%	55%	85%	108%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 30.65	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	(.07)	(.05)	(.01)	.01
Net realized and unrealized gain (loss)	6.67	(15.49)	15.03	(.08)
Total from investment operations	6.60	(15.54)	15.02	(.07)
Distributions from net investment income	-	-	(.19)	-
Distributions from net realized gain	-	(.17)	(5.04)	-
Total distributions	-	(.17)	(5.23)	-
Redemption fees added to paid in capital E	- J	.02	.01	.01
Net asset value, end of period	$ 37.25	$ 30.65	$ 46.34	$ 36.54
Total Return B, C	21.53%	(33.59)%	45.10%	(.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	.91%	.83%	.94% A
Expenses net of fee waivers, if any	.98% A	.89%	.83%	.94% A
Expenses net of all reductions	.96% A	.86%	.79%	.91% A
Net investment income (loss)	(.39)% A	(.14)%	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,888	$ 6,070	$ 3,174	$ 385
Portfolio turnover rate F	38% A	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Gold and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the: Subsidiary"). The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Fund. As of Au-gust 31, 2009, the Fund held $200,209,492 in the Subsidiary, representing 7.7% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Consolidated Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Consolidated Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 498,227,819
Unrealized depreciation	(178,894,827)
Net unrealized appreciation (depreciation)	$ 319,332,992

Cost for federal income tax purposes	$ 2,287,119,287

Semiannual Report

4. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $753,204,564 and $439,784,420, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $278,883.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 65,437	$ 8,689
Class T	.25%	.25%	45,432	-
Class B	.75%	.25%	57,667	43,250
Class C	.75%	.25%	112,052	57,536
			$ 280,588	$ 109,475

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,601
Class T	7,823
Class B*	18,026
Class C*	11,367
$ 87,817

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 87,228.33
Class T	32,958.36
Class B	20,275.35
Class C	37,661.34
Gold	3,989,385.35
Institutional Class	14,886.34
	$ 4,182,393

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $587 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,708 and is reflected in Miscellaneous Expense on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $304,694.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $189,755 for the period In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $115.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net realized gain
Class A	$ -	$ 120,234
Class T	-	52,921
Class B	-	30,037
Class C	-	48,372
Gold	-	9,277,078
Institutional Class	-	13,699
Total	$ -	$ 9,542,341

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	684,939	1,309,698	$ 23,679,918	$ 44,660,266
Reinvestment of distributions	-	2,750	-	115,078
Shares redeemed	(274,879)	(603,399)	(9,372,744)	(19,759,071)
Net increase (decrease)	410,060	709,049	$ 14,307,174	$ 25,016,273
Class T
Shares sold	192,711	490,596	$ 6,633,843	$ 16,725,703
Reinvestment of distributions	-	1,250	-	52,336
Shares redeemed	(173,007)	(233,926)	(6,047,206)	(7,642,955)
Net increase (decrease)	19,704	257,920	$ 586,637	$ 9,135,084
Class B
Shares sold	137,636	268,687	$ 4,672,457	$ 9,041,240
Reinvestment of distributions	-	619	-	25,767
Shares redeemed	(39,814)	(138,798)	(1,368,495)	(4,716,395)
Net increase (decrease)	97,822	130,508	$ 3,303,962	$ 4,350,612
Class C
Shares sold	261,804	585,858	$ 8,890,761	$ 18,965,561
Reinvestment of distributions	-	1,077	-	44,699
Shares redeemed	(142,315)	(238,490)	(4,799,958)	(7,504,831)
Net increase (decrease)	119,489	348,445	$ 4,090,803	$ 11,505,429
Gold
Shares sold	20,258,568	46,487,078	$ 696,510,268	$ 1,611,564,135
Reinvestment of distributions	-	212,477	-	8,930,407
Shares redeemed	(15,619,146)	(36,708,151)	(536,516,645)	(1,244,304,895)
Net increase (decrease)	4,639,422	9,991,404	$ 159,993,623	$ 376,189,647
Institutional Class
Shares sold	188,897	256,180	$ 6,724,948	$ 8,523,938
Reinvestment of distributions	-	259	-	10,894
Shares redeemed	(94,677)	(126,881)	(3,210,624)	(4,173,180)
Net increase (decrease)	94,220	129,558	$ 3,514,324	$ 4,361,652

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Select Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.26%
Actual		$ 1,000.00	$ 1,699.10	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.41
Class T	1.53%
Actual		$ 1,000.00	$ 1,696.70	$ 10.40
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Class B	2.02%
Actual		$ 1,000.00	$ 1,692.80	$ 13.71
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Class C	2.02%
Actual		$ 1,000.00	$ 1,692.70	$ 13.71
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Materials	1.00%
Actual		$ 1,000.00	$ 1,701.20	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,701.20	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	7.9	6.4
Freeport-McMoRan Copper & Gold, Inc.	7.6	5.0
Dow Chemical Co.	7.5	0.0
Praxair, Inc.	5.8	4.4
Monsanto Co.	5.1	15.5
Air Products & Chemicals, Inc.	4.4	1.5
Celanese Corp. Class A	4.3	2.1
Nucor Corp.	4.2	0.0
Weyerhaeuser Co.	2.7	2.7
Owens-Illinois, Inc.	2.6	1.4
	52.1
Top Industries (% of fund's net assets)
As of August 31, 2009
Chemicals	52.9%
Metals & Mining	22.3%
Containers & Packaging	8.6%
Construction Materials	4.0%
Paper & Forest Products	3.6%
All Others*	8.6%

As of February 28, 2009
Chemicals	56.4%
Metals & Mining	21.4%
Containers & Packaging	10.2%
Paper & Forest Products	2.7%
Construction Materials	2.4%
All Others*	6.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Materials Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
Masco Corp.	701,500	$ 10,157,720
CHEMICALS - 52.9%
Commodity Chemicals - 4.3%
Celanese Corp. Class A	752,106	19,156,140
Diversified Chemicals - 20.0%
Ashland, Inc.	280,900	10,303,412
Cabot Corp.	193,200	3,823,428
Dow Chemical Co.	1,573,418	33,498,069
E.I. du Pont de Nemours & Co.	1,107,000	35,346,513
Solutia, Inc. (a)	498,300	6,094,209
		89,065,631
Fertilizers & Agricultural Chemicals - 9.1%
Fertilizantes Fosfatados SA (PN)	272,100	2,547,374
Monsanto Co.	273,344	22,928,095
Terra Industries, Inc.	182,400	5,674,464
The Mosaic Co.	195,800	9,490,426
		40,640,359
Industrial Gases - 12.1%
Air Products & Chemicals, Inc.	263,300	19,755,399
Airgas, Inc.	177,500	8,253,750
Praxair, Inc.	335,641	25,716,813
		53,725,962
Specialty Chemicals - 7.4%
Albemarle Corp.	338,335	10,904,537
Cytec Industries, Inc.	151,369	4,373,050
H.B. Fuller Co.	198	3,909
Johnson Matthey PLC	78,260	1,804,142
Rockwood Holdings, Inc. (a)	160,000	3,259,200
Valspar Corp.	106,700	2,857,426
W.R. Grace & Co. (a)	592,900	9,919,217
		33,121,481
TOTAL CHEMICALS		235,709,573
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Commercial Printing - 0.2%
R.R. Donnelley & Sons Co.	63,500	1,132,840
CONSTRUCTION MATERIALS - 4.0%
Construction Materials - 4.0%
Cemex SA de CV sponsored ADR	62,300	827,344
CRH PLC	2,684	67,687
Eagle Materials, Inc.	133,500	3,515,055
Martin Marietta Materials, Inc.	63,000	5,517,540
Vulcan Materials Co. (c)	154,300	7,721,172
		17,648,798

	Shares	Value
CONTAINERS & PACKAGING - 8.6%
Metal & Glass Containers - 5.3%
Ball Corp.	101,950	$ 4,940,497
Crown Holdings, Inc. (a)	174,659	4,336,783
Greif, Inc. Class A	56,600	2,803,964
Owens-Illinois, Inc. (a)	334,400	11,349,536
		23,430,780
Paper Packaging - 3.3%
Packaging Corp. of America	231,900	4,721,484
Temple-Inland, Inc. (c)	591,784	10,007,067
		14,728,551
TOTAL CONTAINERS & PACKAGING		38,159,331
FOOD PRODUCTS - 2.1%
Agricultural Products - 2.1%
Bunge Ltd.	89,800	6,017,498
Corn Products International, Inc.	106,100	3,146,926
Timbercorp Ltd.	75,129	2,795
		9,167,219
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
Pulte Homes, Inc.	90,967	1,162,558
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	279,390	1,346,660
METALS & MINING - 22.3%
Diversified Metals & Mining - 8.9%
Anglo American PLC (United Kingdom)	69,005	2,270,464
BHP Billiton PLC	41,926	1,111,234
Freeport-McMoRan Copper & Gold, Inc.	535,628	33,733,851
Teck Resources Ltd. Class B (sub. vtg.) (a)	108,700	2,623,656
		39,739,205
Gold - 6.0%
Agnico-Eagle Mines Ltd. (Canada)	70,600	4,049,857
AngloGold Ashanti Ltd. sponsored ADR	66,400	2,551,088
Harmony Gold Mining Co. Ltd.	274,900	2,576,867
Newcrest Mining Ltd.	213,345	5,413,620
Newmont Mining Corp.	135,300	5,437,707
Randgold Resources Ltd. sponsored ADR	63,700	3,746,197
Yamana Gold, Inc.	296,400	2,726,793
		26,502,129
Precious Metals & Minerals - 0.9%
Aquarius Platinum Ltd. (United Kingdom)	286,200	1,250,604
Impala Platinum Holdings Ltd.	125,955	2,943,343
		4,193,947
Steel - 6.5%
Nucor Corp.	417,700	18,604,358
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	100,100	$ 3,697,694
Steel Dynamics, Inc.	387,000	6,404,850
		28,706,902
TOTAL METALS & MINING		99,142,183
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. (a)	56,719	1,832,591
Massey Energy Co.	75,891	2,055,128
SouthGobi Energy Resources Ltd. (a)	29,100	329,655
		4,217,374
PAPER & FOREST PRODUCTS - 3.6%
Forest Products - 2.7%
Weyerhaeuser Co.	326,300	12,200,357
Paper Products - 0.9%
Schweitzer-Mauduit International, Inc.	79,100	3,890,138
TOTAL PAPER & FOREST PRODUCTS		16,090,495
TOTAL COMMON STOCKS (Cost $402,609,322)		433,934,751
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	22,720,527	$ 22,720,527
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	8,943,050	8,943,050
TOTAL MONEY MARKET FUNDS (Cost $31,663,577)		31,663,577
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $434,272,899)	465,598,328
NET OTHER ASSETS - (4.6)%	(20,335,757)
NET ASSETS - 100%	$ 445,262,571
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,120
Fidelity Securities Lending Cash Central Fund	12,677
Total	$ 38,797
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,162,558	$ 1,162,558	$ -	$ -
Consumer Staples	9,167,219	9,164,424	-	2,795
Energy	4,217,374	4,217,374	-	-
Industrials	12,637,220	12,637,220	-	-
Materials	406,750,380	404,173,513	2,576,867	-
Money Market Funds	31,663,577	31,663,577	-	-
Total Investments in Securities:	$ 465,598,328	$ 463,018,666	$ 2,576,867	$ 2,795
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(102,508)
Cost of Purchases	105,303
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 2,795
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (102,508)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
Canada	2.2%
United Kingdom	2.0%
South Africa	1.8%
Bermuda	1.7%
Australia	1.2%
Others (individually less than 1%)	1.1%
100.0%
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $47,480,166 all of which will expire on February 28, 2017.

A capital loss carryforward of approximately $7,051,816 was acquired from the Select Paper and Forest Products Portfolio, of which $1,659,402 and $5,392,414 will expire on February 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $26,181,120 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,617,877) - See accompanying schedule: Unaffiliated issuers (cost $402,609,322)	$ 433,934,751
Fidelity Central Funds (cost $31,663,577)	31,663,577
Total Investments (cost $434,272,899)		$ 465,598,328
Receivable for investments sold		7,520,947
Receivable for fund shares sold		2,724,889
Dividends receivable		685,142
Distributions receivable from Fidelity Central Funds		7,110
Prepaid expenses		643
Other receivables		5,953
Total assets		476,543,012

Liabilities
Payable for investments purchased	$ 20,480,956
Payable for fund shares redeemed	1,483,802
Accrued management fee	200,442
Distribution fees payable	27,672
Other affiliated payables	106,610
Other payables and accrued expenses	37,909
Collateral on securities loaned, at value	8,943,050
Total liabilities		31,280,441

Net Assets		$ 445,262,571
Net Assets consist of:
Paid in capital		$ 466,715,621
Undistributed net investment income		963,199
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,739,328)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		31,323,079
Net Assets		$ 445,262,571

Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,357,224 ÷ 668,444 shares)	$ 46.91

Maximum offering price per share (100/94.25 of $46.91)	$ 49.77
Class T: Net Asset Value and redemption price per share ($11,290,680 ÷ 241,705 shares)	$ 46.71

Maximum offering price per share (100/96.50 of $46.71)	$ 48.40
Class B: Net Asset Value and offering price per share ($6,214,194 ÷ 134,277 shares)A	$ 46.28

Class C: Net Asset Value and offering price per share ($13,865,067 ÷ 300,027 shares)A	$ 46.21

Materials: Net Asset Value, offering price and redemption price per share ($378,626,999 ÷ 8,061,384 shares)	$ 46.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,908,407 ÷ 83,216 shares)	$ 46.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,466,752
Interest		10,741
Income from Fidelity Central Funds		38,797
Total income		2,516,290

Expenses
Management fee	$ 804,016
Transfer agent fees	459,964
Distribution fees	117,910
Accounting and security lending fees	55,987
Custodian fees and expenses	20,701
Independent trustees' compensation	950
Registration fees	65,354
Audit	25,695
Legal	942
Miscellaneous	2,004
Total expenses before reductions	1,553,523
Expense reductions	(6,304)	1,547,219
Net investment income (loss)		969,071
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,355,695
Foreign currency transactions	3,145
Total net realized gain (loss)		24,358,840
Change in net unrealized appreciation (depreciation) on: Investment securities	100,487,875
Assets and liabilities in foreign currencies	(1,766)
Total change in net unrealized appreciation (depreciation)		100,486,109
Net gain (loss)		124,844,949
Net increase (decrease) in net assets resulting from operations		$ 125,814,020

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 969,071	$ 2,259,809
Net realized gain (loss)	24,358,840	(75,667,547)
Change in net unrealized appreciation (depreciation)	100,486,109	(119,409,812)
Net increase (decrease) in net assets resulting from operations	125,814,020	(192,817,550)
Distributions to shareholders from net investment income	(356,230)	(976,789)
Share transactions - net increase (decrease)	167,652,500	(41,426,103)
Redemption fees	32,231	46,748
Total increase (decrease) in net assets	293,142,521	(235,173,694)

Net Assets
Beginning of period	152,120,050	387,293,744
End of period (including undistributed net investment income of $963,199 and undistributed net investment income of $350,358, respectively)	$ 445,262,571	$ 152,120,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.65	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.10	.22	.46	.17
Net realized and unrealized gain (loss)	19.21	(29.46)	8.05	3.93
Total from investment operations	19.31	(29.24)	8.51	4.10
Distributions from net investment income	(.05)	(.12)	(.32)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.05)	(.12)	(2.53) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.91	$ 27.65	$ 57.00	$ 51.01
Total Return B, C, D	69.91%	(51.30)%	16.79%	8.76%
Ratios to Average Net Assets F, I
Expenses before reductions	1.26% A	1.21%	1.21%	1.50% A
Expenses net of fee waivers, if any	1.26% A	1.21%	1.21%	1.40% A
Expenses net of all reductions	1.26% A	1.20%	1.21%	1.38% A
Net investment income (loss)	.50% A	.47%	.83%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,357	$ 10,796	$ 12,522	$ 1,018
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.532 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.56	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.05	.10	.32	.11
Net realized and unrealized gain (loss)	19.14	(29.32)	8.00	3.87
Total from investment operations	19.19	(29.22)	8.32	3.98
Distributions from net investment income	(.04)	(.03)	(.21)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.04)	(.03)	(2.42) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.71	$ 27.56	$ 56.80	$ 50.89
Total Return B, C, D	69.67%	(51.43)%	16.45%	8.51%
Ratios to Average Net Assets F, I
Expenses before reductions	1.53% A	1.46%	1.46%	1.80% A
Expenses net of fee waivers, if any	1.53% A	1.46%	1.46%	1.65% A
Expenses net of all reductions	1.53% A	1.46%	1.46%	1.62% A
Net investment income (loss)	.24% A	.22%	.57%	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,291	$ 4,944	$ 6,850	$ 707
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.417 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.35	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.05)	(.12)	.04	.06
Net realized and unrealized gain (loss)	18.99	(29.13)	7.98	3.84
Total from investment operations	18.94	(29.25)	8.02	3.90
Distributions from net investment income	(.01)	-	(.04)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.01)	-	(2.25) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.28	$ 27.35	$ 56.59	$ 50.81
Total Return B, C, D	69.28%	(51.67)%	15.89%	8.34%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	1.95%	1.97%	2.26% A
Expenses net of fee waivers, if any	2.02% A	1.95%	1.97%	2.15% A
Expenses net of all reductions	2.01% A	1.95%	1.96%	2.12% A
Net investment income (loss)	(.25)% A	(.27) %	.07%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,214	$ 2,601	$ 4,173	$ 662
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.253 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.31	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.05)	(.13)	.04	.09
Net realized and unrealized gain (loss)	18.96	(29.07)	7.97	3.81
Total from investment operations	18.91	(29.20)	8.01	3.90
Distributions from net investment income	(.01)	-	(.12)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.01)	-	(2.33) M	-
Redemption fees added to paid in capital E	- L	.01	.01	.01
Net asset value, end of period	$ 46.21	$ 27.31	$ 56.50	$ 50.81
Total Return B, C, D	69.27%	(51.66)%	15.87%	8.34%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	1.95%	1.96%	2.31% A
Expenses net of fee waivers, if any	2.02% A	1.95%	1.96%	2.15% A
Expenses net of all reductions	2.01% A	1.95%	1.96%	2.13% A
Net investment income (loss)	(.25)% A	(.27) %	.07%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,865	$ 5,509	$ 8,743	$ 547
Portfolio turnover rate G	131% A, J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.334 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 27.66	$ 57.01	$ 50.92	$ 46.35	$ 40.78	$ 35.99
Income from Investment Operations
Net investment income (loss) E	.15	.38	.64	.42	.32	.15
Net realized and unrealized gain (loss)	19.22	(29.54)	8.01	9.36	6.40	5.47
Total from investment operations	19.37	(29.16)	8.65	9.78	6.72	5.62
Distributions from net investment income	(.06)	(.20)	(.36)	(.48)	(.25)	(.12)
Distributions from net realized gain	-	-	(2.21)	(4.79)	(.93)	(.74)
Total distributions	(.06)	(.20)	(2.57) L	(5.27)	(1.18)	(.86)
Redemption fees added to paid in capital E	- K	.01	.01	.06	.03	.03
Net asset value, end of period	$ 46.97	$ 27.66	$ 57.01	$ 50.92	$ 46.35	$ 40.78
Total Return B, C, D	70.12%	(51.15)%	17.10%	22.29%	17.01%	16.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	.90%	.91%	1.01%	1.05%	1.06%
Expenses net of fee waivers, if any	1.00% A	.90%	.90%	.98%	1.05%	1.06%
Expenses net of all reductions	1.00% A	.90%	.89%	.96%	1.01%	1.02%
Net investment income (loss)	.76% A	.78%	1.14%	.87%	.78%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 378,627	$ 127,551	$ 353,185	$ 230,147	$ 169,523	$ 144,442
Portfolio turnover rate G	131% A, I	117%	77%	185%	124%	89%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.573 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 27.66	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	.16	.38	.64	.08
Net realized and unrealized gain (loss)	19.21	(29.53)	8.01	3.92
Total from investment operations	19.37	(29.15)	8.65	4.00
Distributions from net investment income	(.06)	(.20)	(.36)	-
Distributions from net realized gain	-	-	(2.21)	-
Total distributions	(.06)	(.20)	(2.57) L	-
Redemption fees added to paid in capital D	- K	.01	.01	.01
Net asset value, end of period	$ 46.97	$ 27.66	$ 57.00	$ 50.91
Total Return B, C	70.12%	(51.15)%	17.08%	8.55%
Ratios to Average Net Assets E, H
Expenses before reductions	.99% A	.90%	.89%	1.06% A
Expenses net of fee waivers, if any	.99% A	.90%	.89%	1.06% A
Expenses net of all reductions	.99% A	.90%	.89%	1.04% A
Net investment income (loss)	.77% A	.78%	1.14%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,908	$ 719	$ 1,820	$ 119
Portfolio turnover rate F	131% A, I	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.565 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Materials, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 54,082,530
Unrealized depreciation	(28,996,494)
Net unrealized appreciation (depreciation)	$ 25,086,036

Cost for federal income tax purposes	$ 440,512,292

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $334,807,689 and $187,065,746, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 25,731	$ 1,693
Class T	.25%	.25%	21,096	242
Class B	.75%	.25%	21,731	16,299
Class C	.75%	.25%	49,352	15,173
			$ 117,910	$ 33,407

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,412
Class T	4,811
Class B*	4,422
Class C*	2,982
$ 49,627

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 34,063.33
Class T	14,592.35
Class B	7,280.34
Class C	16,534.34
Materials	384,283.32
Institutional Class	3,212.31
	$ 459,964

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,145 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $375 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,677.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,255 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $49.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ 22,026	$ 43,307
Class T	7,740	5,182
Class B	1,387	-
Class C	2,899	-
Materials	320,060	923,202
Institutional Class	2,118	5,098
Total	$ 356,230	$ 976,789

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	394,687	400,579	$ 15,730,734	$ 21,052,656
Reinvestment of distributions	580	1,376	20,382	40,415
Shares redeemed	(117,270)	(231,192)	(4,620,479)	(9,966,206)
Net increase (decrease)	277,997	170,763	$ 11,130,637	$ 11,126,865
Class T
Shares sold	96,506	127,856	$ 3,609,367	$ 6,586,988
Reinvestment of distributions	212	169	7,424	4,976
Shares redeemed	(34,413)	(69,236)	(1,340,191)	(3,081,211)
Net increase (decrease)	62,305	58,789	$ 2,276,600	$ 3,510,753
Class B
Shares sold	66,955	70,236	$ 2,585,263	$ 3,670,456
Reinvestment of distributions	31	-	1,088	-
Shares redeemed	(27,800)	(48,886)	(1,003,662)	(2,112,869)
Net increase (decrease)	39,186	21,350	$ 1,582,689	$ 1,557,587
Class C
Shares sold	161,101	186,111	$ 6,156,008	$ 9,519,248
Reinvestment of distributions	69	(8)	2,406	(480)
Shares redeemed	(62,864)	(139,135)	(2,327,042)	(5,956,182)
Net increase (decrease)	98,306	46,968	$ 3,831,372	$ 3,562,586
Materials
Shares sold	4,859,088	3,524,569	$ 201,042,949	$ 186,250,882
Issued in exchange for shares of Select Paper and Forest Products Portfolio	337,332	-	13,304,373	-
Reinvestment of distributions	8,476	29,537	298,029	866,336
Shares redeemed	(1,755,353)	(5,137,192)	(68,153,993)	(248,168,306)
Net increase (decrease)	3,449,543	(1,583,086)	$ 146,491,358	$ (61,051,088)
Institutional Class
Shares sold	66,929	41,845	$ 2,714,301	$ 2,204,347
Reinvestment of distributions	52	156	1,816	4,588
Shares redeemed	(9,755)	(47,942)	(376,273)	(2,341,741)
Net increase (decrease)	57,226	(5,941)	$ 2,339,844	$ (132,806)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Merger Information.

On June 19, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Select Paper and Forest Products Portfolio pursuant to an agreement and plan of reorganization approved by the Board of Trustees on November 18, 2008. The acquisition was accomplished by an exchange of 337,332 shares of Materials (the original retail class of shares of Select Materials Portfolio), for 697,705 shares then outstanding (valued at $19.07) of Select Paper and Forest Products Portfolio. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Select Paper and Forest Products Portfolio's net assets, including $3,465,168 of unrealized depreciation, were combined with the Fund's net assets of $314,623,676 for total net assets after the acquisition of $327,928,049.

Semiannual Report

Select Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	1.27%
Actual		$ 1,000.00	$ 1,317.50	$ 7.42
Hypothetical A		$ 1,000.00	$ 1,018.80	$ 6.46
Class T	1.55%
Actual		$ 1,000.00	$ 1,315.60	$ 9.05
Hypothetical A		$ 1,000.00	$ 1,017.39	$ 7.88
Class B	2.02%
Actual		$ 1,000.00	$ 1,312.20	$ 11.77
Hypothetical A		$ 1,000.00	$ 1,015.02	$ 10.26
Class C	2.01%
Actual		$ 1,000.00	$ 1,312.60	$ 11.72
Hypothetical A		$ 1,000.00	$ 1,015.07	$ 10.21
Telecommunications	1.02%
Actual		$ 1,000.00	$ 1,319.10	$ 5.96
Hypothetical A		$ 1,000.00	$ 1,020.06	$ 5.19
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,319.70	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	23.5	7.4
Verizon Communications, Inc.	17.4	11.1
American Tower Corp. Class A	4.8	2.9
Sprint Nextel Corp.	4.7	12.7
MTN Group Ltd.	3.0	1.6
Qwest Communications International, Inc.	3.0	4.8
Clearwire Corp. Class A	2.9	0.0
tw telecom, inc.	2.7	3.2
Virgin Media, Inc.	2.5	4.6
Crown Castle International Corp.	2.5	1.2
	67.0
Top Industries (% of fund's net assets)
As of August 31, 2009
Diversified Telecommunication Services	61.9%
Wireless Telecommunication Services	23.7%
Media	9.3%
Communications Equipment	2.1%
Software	1.2%
All Others*	1.8%

As of February 28, 2009
Diversified Telecommunication Services	41.3%
Wireless Telecommunication Services	33.9%
Media	12.2%
Communications Equipment	4.6%
Software	2.5%
All Others*	5.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Telecommunications Portfolio

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.1%
Communications Equipment - 2.1%
Aruba Networks, Inc. (a)	392	$ 3,571
F5 Networks, Inc. (a)	1,600	55,184
Infinera Corp. (a)	75,300	527,100
Juniper Networks, Inc. (a)	2,100	48,447
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	1,700	40,103
Sandvine Corp. (a)	3,200	3,274
Sonus Networks, Inc. (a)	56,800	119,848
Starent Networks Corp. (a)	243,074	4,919,818
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	5,748
		5,723,093
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	302,778
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	2,875
NetApp, Inc. (a)	700	15,925
Synaptics, Inc. (a)	450	11,601
		30,401
TOTAL COMPUTERS & PERIPHERALS		333,179
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.9%
Alternative Carriers - 7.9%
Cable & Wireless PLC	19,405	46,883
Clearwire Corp. Class A (a)(c)	1,029,741	7,887,816
Cogent Communications Group, Inc. (a)	64,802	625,339
Global Crossing Ltd. (a)	302,586	3,401,067
Iliad Group SA	7,760	795,029
Level 3 Communications, Inc. (a)	1,166,176	1,399,411
PAETEC Holding Corp. (a)	73,600	206,080
tw telecom, inc. (a)	643,057	7,363,003
		21,724,628
Integrated Telecommunication Services - 54.0%
AT&T, Inc.	2,490,019	64,864,994
BT Group PLC	5,351	12,145
Cbeyond, Inc. (a)	175,998	2,527,331
CenturyTel, Inc.	23,290	750,637
China Telecom Corp. Ltd. sponsored ADR (c)	108,400	5,596,692
China Unicom (Hong Kong) Ltd. sponsored ADR	462,600	6,476,400
Cincinnati Bell, Inc. (a)	225,000	749,250
Deutsche Telekom AG (Reg.)	180,481	2,404,770
FairPoint Communications, Inc. (c)	34,149	27,661
Hellenic Telecommunications Organization SA	163	2,501
PT Telkomunikasi Indonesia Tbk Series B	355,900	296,582
Qwest Communications International, Inc. (c)	2,322,989	8,339,531

	Shares	Value
Telecom Italia SpA sponsored ADR (c)	116,926	$ 1,888,355
Telefonica SA	400	10,115
Telefonica SA sponsored ADR	75,100	5,691,078
Telenor ASA (a)	4,400	41,347
Telenor ASA sponsored ADR (a)	35,500	997,550
Telkom SA Ltd.	4,400	24,551
Verizon Communications, Inc.	1,549,124	48,084,809
Vimpel Communications sponsored ADR (a)	1,200	18,528
Windstream Corp.	73,415	629,167
		149,433,994
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		171,158,622
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	13,748
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Google, Inc. Class A (a)	90	41,550
SAVVIS, Inc.	26,799	454,511
		496,061
MEDIA - 9.3%
Cable & Satellite - 9.3%
Cablevision Systems Corp. - NY Group Class A	170,900	3,817,906
Comcast Corp. Class A	378,300	5,795,556
Dish TV India Ltd. (a)	5,888	5,768
Liberty Global, Inc. Class A (a)	92,500	2,024,825
Net Servicos de Comunicacao SA sponsored ADR	132,800	1,402,368
The DIRECTV Group, Inc. (a)(c)	230,609	5,709,879
Virgin Media, Inc.	616,900	7,051,167
		25,807,469
SOFTWARE - 1.2%
Application Software - 1.1%
Gameloft (a)(c)	748,486	3,079,810
Nuance Communications, Inc. (a)	800	9,864
Synchronoss Technologies, Inc. (a)	5,863	62,324
		3,151,998
Home Entertainment Software - 0.1%
Glu Mobile, Inc. (a)	113,614	152,243
TOTAL SOFTWARE		3,304,241
WIRELESS TELECOMMUNICATION SERVICES - 23.7%
Wireless Telecommunication Services - 23.7%
America Movil SAB de CV Series L sponsored ADR	400	18,060
American Tower Corp. Class A (a)	420,300	13,302,495
Centennial Communications Corp. Class A (a)	89,400	676,758
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
China Mobile (Hong Kong) Ltd. sponsored ADR	56,900	$ 2,800,618
Crown Castle International Corp. (a)	254,483	6,835,413
Idea Cellular Ltd. (a)	3,710	6,180
Leap Wireless International, Inc. (a)	25,958	428,047
MetroPCS Communications, Inc. (a)	145,000	1,154,200
MTN Group Ltd.	509,725	8,353,677
NII Holdings, Inc. (a)	185,900	4,407,689
NTELOS Holdings Corp.	632	10,245
NTT DoCoMo, Inc.	906	1,394,743
PT Indosat Tbk	1,600	833
Rogers Communications, Inc. Class B (non-vtg.)	2,200	60,577
SBA Communications Corp. Class A (a)	164,082	3,956,017
Sprint Nextel Corp. (a)	3,561,930	13,036,664
Syniverse Holdings, Inc. (a)	30,468	544,463
Telephone & Data Systems, Inc.	14,940	393,968
Virgin Mobile USA, Inc. Class A (a)	600	2,826
Vivo Participacoes SA sponsored ADR	75,225	1,712,121
Vodafone Group PLC sponsored ADR	296,900	6,448,668
		65,544,262
TOTAL COMMON STOCKS (Cost $324,419,316)		272,380,675
Money Market Funds - 10.7%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (d)	5,021,457	$ 5,021,457
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	24,503,991	24,503,991
TOTAL MONEY MARKET FUNDS (Cost $29,525,448)		29,525,448
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $353,944,764)	301,906,123
NET OTHER ASSETS - (9.2)%	(25,406,266)
NET ASSETS - 100%	$ 276,499,857
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,348
Fidelity Securities Lending Cash Central Fund	90,073
Total	$ 107,421
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,807,469	$ 25,807,469	$ -	$ -
Information Technology	9,870,322	9,870,322	-	-
Telecommunication Services	236,702,884	232,881,111	3,821,773	-
Money Market Funds	29,525,448	29,525,448	-	-
Total Investments in Securities:	$ 301,906,123	$ 298,084,350	$ 3,821,773	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(666)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	666
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (666)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.1%
Hong Kong	3.3%
South Africa	3.0%
United Kingdom	2.3%
Spain	2.0%
China	2.0%
France	1.4%
Bermuda	1.2%
Brazil	1.1%
Others (individually less than 1%)	2.6%
100.0%
Income Tax Information

At February 28, 2009, the fund had a capital loss carryforward of approximately $431,464,468 of which $205,830,514, $161,866,685, $11,764,473 and $52,002,796 will expire on February 28, 2010, February 28, 2011, February 29, 2012 and February 28, 2017, respectively.

The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $16,930,578 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,041,436) - See accompanying schedule: Unaffiliated issuers (cost $324,419,316)	$ 272,380,675
Fidelity Central Funds (cost $29,525,448)	29,525,448
Total Investments (cost $353,944,764)		$ 301,906,123
Receivable for fund shares sold		188,784
Dividends receivable		240,800
Distributions receivable from Fidelity Central Funds		6,073
Prepaid expenses		615
Other receivables		75,370
Total assets		302,417,765

Liabilities
Payable for fund shares redeemed	$ 1,167,357
Accrued management fee	131,426
Distribution fees payable	3,627
Other affiliated payables	89,470
Other payables and accrued expenses	22,037
Collateral on securities loaned, at value	24,503,991
Total liabilities		25,917,908

Net Assets		$ 276,499,857
Net Assets consist of:
Paid in capital		$ 783,623,903
Undistributed net investment income		1,086,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(456,155,758)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(52,054,621)
Net Assets		$ 276,499,857

Statement of Assets and Liabilities - continued

August 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,925,669 ÷ 111,938 shares)	$ 35.07

Maximum offering price per share (100/94.25 of $35.07)	$ 37.21
Class T: Net Asset Value and redemption price per share ($1,665,222 ÷ 47,485 shares)	$ 35.07

Maximum offering price per share (100/96.50 of $35.07)	$ 36.34
Class B: Net Asset Value and offering price per share ($657,790 ÷ 18,772 shares)A	$ 35.04

Class C: Net Asset Value and offering price per share ($1,935,797 ÷ 55,153 shares)A	$ 35.10

Telecommunications: Net Asset Value, offering price and redemption price per share ($267,442,739 ÷ 7,594,438 shares)	$ 35.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($872,640 ÷ 24,778 shares)	$ 35.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,063,024
Interest		21
Income from Fidelity Central Funds		107,421
Total income		4,170,466

Expenses
Management fee	$ 762,351
Transfer agent fees	472,513
Distribution fees	16,621
Accounting and security lending fees	54,114
Custodian fees and expenses	11,256
Independent trustees' compensation	1,066
Registration fees	46,434
Audit	23,748
Legal	2,515
Interest	157
Miscellaneous	2,005
Total expenses before reductions	1,392,780
Expense reductions	(8,770)	1,384,010
Net investment income (loss)		2,786,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,167,132
Foreign currency transactions	2,280
Total net realized gain (loss)		1,169,412
Change in net unrealized appreciation (depreciation) on: Investment securities	65,258,216
Assets and liabilities in foreign currencies	(2,217)
Total change in net unrealized appreciation (depreciation)		65,255,999
Net gain (loss)		66,425,411
Net increase (decrease) in net assets resulting from operations		$ 69,211,867

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,786,456	$ 2,191,887
Net realized gain (loss)	1,169,412	(72,731,263)
Change in net unrealized appreciation (depreciation)	65,255,999	(37,714,452)
Net increase (decrease) in net assets resulting from operations	69,211,867	(108,253,828)
Distributions to shareholders from net investment income	-	(2,892,731)
Distributions to shareholders from net realized gain	(402,567)	(1,435,678)
Total distributions	(402,567)	(4,328,409)
Share transactions - net increase (decrease)	7,918,386	(28,183,681)
Redemption fees	6,437	6,604
Total increase (decrease) in net assets	76,734,123	(140,759,314)

Net Assets
Beginning of period	199,765,734	340,525,048
End of period (including undistributed net investment income of $1,086,333 and distributions in excess of net investment income of $1,700,123, respectively)	$ 276,499,857	$ 199,765,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.66	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.30	.22	.26	- K
Net realized and unrealized gain (loss)	8.16	(15.60)	(8.08)	3.15
Total from investment operations	8.46	(15.38)	(7.82)	3.15
Distributions from net investment income	-	(.35) M	(.51)	-
Distributions from net realized gain	(.05)	(.18) M	-	-
Total distributions	(.05)	(.52) L	(.51)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.07	$ 26.66	$ 42.56	$ 50.89
Total Return B, C, D	31.75%	(36.16)%	(15.55)%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.21%	1.20%	1.23% A
Expenses net of fee waivers, if any	1.27% A	1.21%	1.20%	1.23% A
Expenses net of all reductions	1.27% A	1.21%	1.19%	1.22% A
Net investment income (loss)	1.82% A	.61%	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,926	$ 2,112	$ 2,791	$ 658
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.68	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.26	.12	.12	(.02)
Net realized and unrealized gain (loss)	8.16	(15.56)	(8.07)	3.14
Total from investment operations	8.42	(15.44)	(7.95)	3.12
Distributions from net investment income	-	(.24) M	(.42)	-
Distributions from net realized gain	(.03)	(.13) M	-	-
Total distributions	(.03)	(.37) L	(.42)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.07	$ 26.68	$ 42.49	$ 50.86
Total ReturnB, C, D	31.56%	(36.34)%	(15.78)%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.49%	1.46%	1.54% A
Expenses net of fee waivers, if any	1.55% A	1.49%	1.46%	1.54% A
Expenses net of all reductions	1.55% A	1.48%	1.45%	1.53% A
Net investment income (loss)	1.54% A	.33%	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,665	$ 620	$ 1,270	$ 560
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.71	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	(.05)	(.14)	(.05)
Net realized and unrealized gain (loss)	8.16	(15.49)	(8.04)	3.11
Total from investment operations	8.34	(15.54)	(8.18)	3.06
Distributions from net investment income	-	(.11) M	(.20)	-
Distributions from net realized gain	(.01)	(.06) M	-	-
Total distributions	(.01)	(.17) L	(.20)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.04	$ 26.71	$ 42.42	$ 50.80
Total ReturnB, C, D	31.22%	(36.64)%	(16.18)%	6.41%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.02% A	1.97%	1.95%	2.05% A
Expenses net of fee waivers, if any	2.02% A	1.97%	1.95%	2.05% A
Expenses net of all reductions	2.01% A	1.96%	1.94%	2.05% A
Net investment income (loss)	1.07% A	(.15)%	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 658	$ 363	$ 741	$ 291
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class C

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 26.76	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.18	(.05)	(.14)	(.07)
Net realized and unrealized gain (loss)	8.18	(15.50)	(8.03)	3.14
Total from investment operations	8.36	(15.55)	(8.17)	3.07
Distributions from net investment income	-	(.07) M	(.22)	-
Distributions from net realized gain	(.02)	(.05) M	-	-
Total distributions	(.02)	(.11) L	(.22)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 35.10	$ 26.76	$ 42.42	$ 50.81
Total ReturnB, C, D	31.26%	(36.64)%	(16.17)%	6.43%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.01% A	1.97%	1.95%	2.07% A
Expenses net of fee waivers, if any	2.01% A	1.97%	1.95%	2.07% A
Expenses net of all reductions	2.01% A	1.96%	1.94%	2.06% A
Net investment income (loss)	1.08% A	(.14)%	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,936	$ 371	$ 902	$ 332
Portfolio turnover rate G	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 K

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 26.74	$ 42.70	$ 50.91	$ 41.97	$ 34.83	$ 35.79
Income from Investment Operations
Net investment income (loss) E	.34	.30	.43	.61 H	.36	.49 I
Net realized and unrealized gain (loss)	8.19	(15.65)	(8.12)	8.85	7.11	(.96)
Total from investment operations	8.53	(15.35)	(7.69)	9.46	7.47	(.47)
Distributions from net investment income	-	(.41) N	(.52)	(.53)	(.33)	(.49)
Distributions from net realized gain	(.05)	(.20) N	-	-	-	-
Total distributions	(.05)	(.61) M	(.52)	(.53)	(.33)	(.49)
Redemption fees added to paid in capital E	- L	- L	- L	.01	- L	- L
Net asset value, end of period	$ 35.22	$ 26.74	$ 42.70	$ 50.91	$ 41.97	$ 34.83
Total ReturnB, C, D	31.91%	(36.00)%	(15.30)%	22.69%	21.54%	(1.40)%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.02% A	.97%	.91%	.99%	1.05%	1.09%
Expenses net of fee waivers, if any	1.02% A	.97%	.90%	.97%	1.05%	1.09%
Expenses net of all reductions	1.01% A	.96%	.90%	.97%	.96%	1.02%
Net investment income (loss)	2.08% A	.85%	.79%	1.34% H	.96%	1.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,443	$ 196,231	$ 334,565	$ 624,427	$ 402,334	$ 333,642
Portfolio turnover rate G	126% A	168%	134%	162%	148%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. I Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. N The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 26.73	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.37	.34	.45	.16
Net realized and unrealized gain (loss)	8.17	(15.67)	(8.09)	3.01
Total from investment operations	8.54	(15.33)	(7.64)	3.17
Distributions from net investment income	-	(.40) L	(.62)	-
Distributions from net realized gain	(.05)	(.20) L	-	-
Total distributions	(.05)	(.59) K	(.62)	-
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 35.22	$ 26.73	$ 42.65	$ 50.91
Total ReturnB, C	31.97%	(35.99)%	(15.23)%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.91%	.83%	.98% A
Expenses net of fee waivers, if any	.89% A	.91%	.83%	.98% A
Expenses net of all reductions	.88% A	.90%	.83%	.97% A
Net investment income (loss)	2.21% A	.91%	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 873	$ 68	$ 256	$ 114
Portfolio turnover rate F	126% A	168%	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political, uncertainties, and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. the Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences resulted in distribution reclassifications for the period ended February 28, 2009.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, non-taxable dividends, deferred trustee compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,072,614
Unrealized depreciation	(77,132,020)
Net unrealized appreciation (depreciation)	$ (59,059,406)
Cost for federal income tax purposes	$ 360,965,529

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $180,885,981 and $163,149,847, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,251	$ 178
Class T	.25%	.25%	3,022	327
Class B	.75%	.25%	2,833	2,124
Class C	.75%	.25%	6,515	1,998
			$ 16,621	$ 4,627

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,570
Class T	851
Class B*	2,582
Class C*	143
$ 9,146

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,966.35
Class T	2,314.38
Class B	990.35
Class C	2,239.34
Telecommunications	460,604.35
Institutional Class	400.22
	$ 472,513

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $478 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,365,000.44%		$ 157

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $421 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $90,073.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,710 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $60.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Class A	$ -	$ 25,664
Class T	-	8,592
Class B	-	2,117
Class C	-	1,365
Telecommunications	-	4,183,665
Institutional Class	-	1,823
Total	$ -	$ 4,223,226
From net realized gain
Class A	$ 4,245	$ 735
Class T	827	357
Class B	139	203
Class C	504	204
Telecommunications	396,621	103,644
Institutional Class	231	40
Total	$ 402,567	$ 105,183

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Class A
Shares sold	60,025	74,621	$ 1,984,384	$ 2,094,308
Reinvestment of distributions	127	895	4,001	24,776
Shares redeemed	(27,426)	(61,881)	(919,910)	(2,346,705)
Net increase (decrease)	32,726	13,635	$ 1,068,475	$ (227,621)
Class T
Shares sold	29,611	9,634	$ 971,351	$ 334,058
Reinvestment of distributions	17	320	549	8,637
Shares redeemed	(5,396)	(16,594)	(170,551)	(641,649)
Net increase (decrease)	24,232	(6,640)	$ 801,349	$ (298,954)
Class B
Shares sold	12,044	4,801	$ 396,107	$ 166,647
Reinvestment of distributions	4	82	130	2,207
Shares redeemed	(6,860)	(8,780)	(218,509)	(330,007)
Net increase (decrease)	5,188	(3,897)	$ 177,728	$ (161,153)
Class C
Shares sold	46,250	5,551	$ 1,535,388	$ 174,242
Reinvestment of distributions	10	51	321	1,354
Shares redeemed	(4,983)	(12,987)	(167,015)	(456,301)
Net increase (decrease)	41,277	(7,385)	$ 1,368,694	$ (280,705)
Telecommunications
Shares sold	2,215,390	1,724,964	$ 68,555,512	$ 54,824,085
Reinvestment of distributions	12,071	146,701	382,273	4,105,779
Shares redeemed	(1,972,268)	(2,367,928)	(65,194,059)	(86,013,313)
Net increase (decrease)	255,193	(496,263)	$ 3,743,726	$ (27,083,449)
Institutional Class
Shares sold	26,332	477	$ 895,782	$ 15,601
Reinvestment of distributions	3	51	98	1,477
Shares redeemed	(4,117)	(3,964)	(137,466)	(148,877)
Net increase (decrease)	22,218	(3,436)	$ 758,414	$ (131,799)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Consumer Staples
Select Gold
Select Materials
Select Telecommunications

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For each of Consumer Staples Portfolio, Gold Portfolio, and Telecommunications Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of the retail class and Class B of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively.

For Materials Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Materials (retail class) and Class C of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Fidelity Materials (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively.

Consumer Staples Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Consumer Staples (retail class) of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Gold Portfolio

The Board stated that the investment performance of Fidelity Gold (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Materials Portfolio

The Board stated that the investment performance of Fidelity Materials (retail class) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Telecommunications Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. For each fund, the Board reviewed the year-to-date performance of the retail class through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Consumer Staples Portfolio

Gold Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class of each of Consumer Staples Portfolio and Gold Portfolio ranked below its competitive median for 2008.

For each of Materials Portfolio and Telecommunications Portfolio, the Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

ASGMTI-USAN-1009
1.855656.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios' Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 2, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 2, 2009